                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
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                           MFS/SUN LIFE SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Bond Series

PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
MFS/Sun Life Series Trust - Bond Series

ISSUER                                                                                   PAR AMOUNT                       VALUE
BONDS - 98.0%
ADVERTISING & Broadcasting - 2.6%
British Sky Broadcasting Group PLC, 8.2%, 2009                                         $    822,000                $    912,210
Chancellor Media Corp., 8%, 2008                                                            760,000                     818,344
EchoStar DBS Corp., 9.125%, 2009                                                            657,000                     691,493
Liberty Media Corp., 5.7%, 2013                                                           1,030,000                     937,318
News America Holdings, 7.75%, 2024                                                        1,250,000                   1,433,915
News America Holdings, 8.5%, 2025                                                           770,000                     949,024
                                                                                                                   ------------
                                                                                                                   $  5,742,304
                                                                                                                   ------------
AIRLINES - 0.5%
Continental Airlines, Inc., 6.648%, 2017                                               $    413,905                $    400,074
Continental Airlines, Inc., 6.545%, 2019                                                    728,408                     714,218
                                                                                                                   ------------
                                                                                                                   $  1,114,292
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.3%
Foster's Financial Corp., 5.875%, 2035 ##                                              $    698,000                $    684,099
                                                                                                                   ------------
ASSET BACKED & SECURITIZED - 11.0%
Amresco Commercial Mortgage Funding I, 7%, 2029                                        $    900,000                $    918,705
ARCap, Inc., 6.1%, 2045 ##                                                                  350,000                     323,648
Asset Securitization Corp., FRN, 8.007%, 2029                                               775,000                     832,902
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 ##                                791,285                     791,285
Capital One Auto Finance Trust, 2.47%, 2010                                                 400,000                     392,702
Citibank Credit Card Issuance Trust, 6.65%, 2008                                          1,200,000                   1,215,994
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013 ##                                 1,000,000                   1,002,135
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                         1,150,000                   1,186,772
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                           750,000                     799,949
Commercial Mortgage Acceptance Corp., FRN, 1.0101%, 2030 ^^                               8,903,410                     297,962
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                    119,000                     118,025
CPS Auto Receivables Trust, 3.52%, 2009 ##                                                  241,845                     240,786
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 ##                                         1,050,000                   1,079,203
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                     629,389                     650,076
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                  625,000                     623,227
DLJ Commercial Mortgage Corp., FRN, 7.6179%, 2032                                           700,000                     764,327
Drive Auto Receivables Trust, 2.5%, 2009 ##                                                 673,000                     656,989
Drivetime Auto Owner Trust, 1.918%, 2008 ##                                                 739,337                     730,789
Falcon Franchise Loan Corp., 6.5%, 2014 ##                                                  440,000                     378,813
Falcon Franchise Loan LLC, FRN, 3.7867%, 2023 ^^                                          3,057,394                     513,879
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 ##                          607,000                     665,661
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                      800,000                     755,270
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6546%, 2011 ##                            825,000                     890,785
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                    589,156                     578,416
Holmes Financing PLC, FRN, 4.3188%, 2040                                                    181,000                     181,792
IKON Receivables Funding LLC, 3.27%, 2011                                                   735,000                     725,810
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5078%, 2042 ##               765,072                     746,061
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2015                   880,000                     880,825
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                              500,000                     530,147
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9556%, 2028 ^^                  7,207,671                     205,765
Morgan Stanley Capital I, Inc., 6.86%, 2010                                               1,155,000                   1,179,522
Morgan Stanley Capital I, Inc., 7.3%, 2030 ##                                               852,000                     893,778
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                 479,840                     493,873
Morgan Stanley Capital I, Inc., FRN, 0.5867%, 2030 ^^##                                  24,890,545                     484,654
Mortgage Capital Funding, Inc., FRN, 0.8095%, 2031 ^^                                     9,221,901                     156,277
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                            683,416                     675,502
Prudential Securities Secured Financing Corp., FRN, 7.3601%, 2013 ##                        567,000                     620,197
TIAA Real Estate CDO Ltd., 7.17%, 2032 ##                                                   449,779                     462,223
                                                                                                                   ------------
                                                                                                                   $ 24,644,726
                                                                                                                   ------------
AUTOMOTIVE - 3.3%
Ford Motor Co., 7.45%, 2031                                                            $    502,000                $    391,560
Ford Motor Credit Co., 5.7%, 2010                                                           916,000                     832,104
Ford Motor Credit Co., 7.875%, 2010                                                       1,437,000                   1,398,359
General Motors Acceptance Corp., 5.85%, 2009                                                696,000                     648,103
General Motors Acceptance Corp., 7.25%, 2011                                                739,000                     687,185
General Motors Corp., 8.375%, 2033                                                        3,213,000                   2,506,140
Lear Corp., 8.11%, 2009                                                                     316,000                     314,269
TRW Automotive, Inc., 9.375%, 2013                                                          498,000                     540,330
                                                                                                                   ------------
                                                                                                                   $  7,318,050
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 12.7%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049 $                               700,000                $    974,833
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 ##                            1,000,000                   1,007,500
Bank of America Corp., 7.4%, 2011                                                         1,230,000                   1,373,618
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 ##                                          1,682,000                   1,971,390
BBVA Bancomer Capital Trust I, 10.5%, 2011 ##                                               867,000                     888,675
BNP Paribas, 5.186% to 2015, FRN to 2049 ##                                               1,147,000                   1,126,127
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 ##                           1,114,000                   1,072,263
Citigroup, Inc., 5%, 2014                                                                   938,000                     932,936
Citigroup, Inc., 6.625%, 2032                                                             1,275,000                   1,437,515
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                      1,389,000                   1,389,983
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 ##                                   1,205,000                   1,269,096
Kazkommerts International B.V., 8.5%, 2013                                                  698,000                     764,310
Mizuho Financial Group, Inc., 5.79%, 2014 ##                                                929,000                     967,650
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 ##                                       1,637,000                   1,782,243
Nordea Bank AB, 5.424% to 2015, FRN to 2049 ##                                              700,000                     701,317
Popular North America, Inc., 4.25%, 2008                                                    612,000                     604,051
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                         1,042,000                   1,103,410
Resona Bank Ltd., FRN, 5.85%, 2049 ##                                                     1,051,000                   1,037,322
Royal Bank of Scotland Group PLC, 9.118%, 2049                                              348,000                     404,587
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 ##                                     2,047,000                   2,154,719
Turanalem Finance B.V., 8%, 2014 ##                                                         635,000                     657,225
UFJ Finance Aruba AEC, 6.75%, 2013                                                        1,028,000                   1,128,801
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 ##                          851,000                   1,000,257
Wachovia Corp., 4.875%, 2014                                                                652,000                     644,256
Wachovia Corp., 6.605%, 2025                                                              1,270,000                   1,432,236
Wells Fargo National Bank, 4.75%, 2015                                                      608,000                     597,826
                                                                                                                   ------------
                                                                                                                   $ 28,424,146
                                                                                                                   ------------
BROADCAST & CABLE TV - 2.4%
Cox Communications, Inc., 4.625%, 2013                                                 $    994,000                $    940,572
CSC Holdings, Inc., 7.875%, 2007                                                            975,000                   1,001,812
Rogers Cable, Inc., 5.5%, 2014                                                              364,000                     335,790
TCI Communications Financing III, 9.65%, 2027                                             2,081,000                   2,278,947
TCI Communications, Inc., 9.8%, 2012                                                        439,000                     539,904
Time Warner Entertainment Co. LP, 8.375%, 2033                                              229,000                     286,678
                                                                                                                   ------------
                                                                                                                   $  5,383,703
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 1.9%
AMVESCAP PLC, 4.5%, 2009                                                               $    684,000                $    672,755
Bear Stearns Cos., Inc., 4.55%, 2010                                                        907,000                     897,262
Lehman Brothers Holdings, Inc., 8.25%, 2007                                               1,265,000                   1,336,623
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                              1,240,000                   1,343,384
                                                                                                                   ------------
                                                                                                                   $  4,250,024
                                                                                                                   ------------
BUILDING - 0.9%
American Standard Cos., Inc., 7.375%, 2008                                             $  1,150,000                $  1,209,241
CRH North America, Inc., 6.95%, 2012                                                        712,000                     782,392
                                                                                                                   ------------
                                                                                                                   $  1,991,633
                                                                                                                   ------------
BUSINESS SERVICES - 0.1%
Xerox Corp., 7.625%, 2013                                                              $    320,000                $    340,000
                                                                                                                   ------------
CHEMICALS - 0.5%
BCP Crystal Holdings Corp., 9.625%, 2014                                               $    468,000                $    520,650
Dow Chemical Co., 5.75%, 2008                                                               548,000                     566,755
                                                                                                                   ------------
                                                                                                                   $  1,087,405
                                                                                                                   ------------
CONGLOMERATES - 0.6%
Kennametal, Inc., 7.2%, 2012                                                           $    816,000                $    892,326
Tyco International Group S.A., 6.75%, 2011                                                  411,000                     443,924
                                                                                                                   ------------
                                                                                                                   $  1,336,250
                                                                                                                   ------------
CONSTRUCTION - 0.3%
Pulte Homes Inc., 5.2%, 2015                                                           $    692,000                $    655,345
                                                                                                                   ------------
CONTAINERS - 0.8%
Crown European Holdings S.A., 9.5%, 2011                                               $    900,000                $    985,500
Owens-Brockway Glass
Container, Inc., 8.25%, 2013                                                                770,000                     800,800
                                                                                                                   ------------
                                                                                                                   $  1,786,300
                                                                                                                   ------------
DEFENSE ELECTRONICS - 1.9%
BAE Systems Holdings, Inc., 4.75%, 2010 ##                                             $    389,000                $    384,148
BAE Systems Holdings, Inc., 6.4%, 2011 ##                                                 1,059,000                   1,129,025
Litton Industries, Inc., 8%, 2009                                                         1,300,000                   1,449,365
Raytheon Co., 8.3%, 2010                                                                  1,228,000                   1,393,292
                                                                                                                   ------------
                                                                                                                   $  4,355,830
                                                                                                                   ------------
EMERGING MARKET QUASI- SOVEREIGN - 1.0%
Export-Import Banks of Korea, 5.25%, 2014 ##                                           $    596,000                $    602,055
Gazprom OAO, 9.625%, 2013 ##                                                                280,000                     345,800
Gazprom OAO, 9.625%, 2013                                                                   100,000                     123,500
Pemex Finance Ltd., 9.69%, 2009                                                             341,600                     372,009
Petronas Capital Ltd., 7.875%, 2022 ##                                                      430,000                     529,939
Petronas Capital Ltd., 7.875%, 2022                                                         296,000                     364,796
                                                                                                                   ------------
                                                                                                                   $  2,338,099
                                                                                                                   ------------
EMERGING MARKET SOVEREIGN - 0.6%
Federal Republic of Brazil, 8%, 2018                                                   $    407,000                $    431,013
Republic of Panama, 9.375%, 2023                                                            101,000                     127,513
Republic of Panama, 9.375%, 2029                                                            331,000                     420,370
Russian Federation, 3%, 2011                                                                150,000                     133,875
United Mexican States, 8.3%, 2031                                                           118,000                     147,500
                                                                                                                   ------------
                                                                                                                   $  1,260,271
                                                                                                                   ------------
ENERGY - INDEPENDENT - 2.0%
Chesapeake Energy Corp., 6.375%, 2015                                                  $    530,000                $    532,650
EnCana Holdings Finance Corp., 5.8%, 2014                                                   454,000                     478,148
Kerr-McGee Corp., 6.95%, 2024                                                             1,449,000                   1,501,452
Ocean Energy, Inc., 7.25%, 2011                                                           1,400,000                   1,559,146
Pioneer Natural Resource Co., 6.5%, 2008                                                    420,000                     431,234
                                                                                                                   ------------
                                                                                                                   $  4,502,630
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.3%
Amerada Hess Corp., 7.3%, 2031                                                         $    410,000                $    478,327
Tyumen Oil Co., 11%, 2007                                                                   113,000                     125,148
                                                                                                                   ------------
                                                                                                                   $    603,475
                                                                                                                   ------------
ENTERTAINMENT - 1.2%
Time Warner, Inc., 9.125%, 2013                                                        $  1,216,000                $  1,484,793
Walt Disney Co., 6.75%, 2006                                                                620,000                     626,966
Walt Disney Co., 6.375%, 2012                                                               488,000                     524,179
                                                                                                                   ------------
                                                                                                                   $  2,635,938
                                                                                                                   ------------
FINANCIAL INSTITUTIONS - 0.5%
Capital One Bank, 4.25%, 2008                                                          $    600,000                $    589,214
General Electric Capital Corp., 8.7%, 2007                                                    4,000                       4,211
HSBC Finance Corp., 6.75%, 2011                                                             550,000                     598,191
                                                                                                                   ------------
                                                                                                                   $  1,191,616
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.4%
Burns, Philp & Co. Ltd., 9.75%, 2012                                                   $    866,000                $    969,920
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0.6%
Georgia-Pacific Corp., 7.75%, 2029                                                     $    713,000                $    764,693
MeadWestvaco Corp., 6.8%, 2032                                                              524,000                     550,765
                                                                                                                   ------------
                                                                                                                   $  1,315,458
                                                                                                                   ------------
GAMING & LODGING - 1.4%
Harrah's Operating Co., Inc., 7.125%, 2007                                             $    935,000                $    968,365
Harrah's Operating Co., Inc., 5.625%, 2015 ##                                               720,000                     711,764
MGM Mirage, Inc., 8.5%, 2010                                                                705,000                     766,688
Royal Caribbean Cruises Ltd., 8%, 2010                                                      705,000                     763,163
                                                                                                                   ------------
                                                                                                                   $  3,209,980
                                                                                                                   ------------
INSURANCE - 1.3%
American International Group, Inc., 4.25%, 2013                                        $    970,000                $    926,157
Genworth Financial, Inc., 5.75%, 2014                                                       784,000                     821,571
Prudential Insurance Co., 7.65%, 2007 ##                                                  1,100,000                   1,154,229
                                                                                                                   ------------
                                                                                                                   $  2,901,957
                                                                                                                   ------------
INSURANCE - PROPERTY & CASUALTY - 1.2%
ACE INA Holdings, Inc., 5.875%, 2014                                                   $    441,000                $    448,625
AXIS Capital Holdings Ltd., 5.75%, 2014                                                     560,000                     555,711
Fund American Cos., Inc., 5.875%, 2013                                                      723,000                     723,127
Willis Group North America, Inc., 5.625%, 2015                                              883,000                     877,320
                                                                                                                   ------------
                                                                                                                   $  2,604,783
                                                                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN - 1.0%
Kingdom of Denmark, 6%, 2009                                                        DKK  4,137,000                 $    754,408
Republic of Finland, 5.375%, 2013                                                   EUR    559,000                      782,390
Republic of Ireland, 5%, 2013                                                       EUR    572,000                      781,570
                                                                                                                   ------------
                                                                                                                   $  2,318,368
                                                                                                                   ------------
MACHINERY & TOOLS - 0.4%
Ingersoll Rand Co., 6.25%, 2006                                                        $  1,000,000                $  1,011,256
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
AmerisourceBergen Corp., 5.875%, 2015 ##                                               $    135,000                $    133,313
HCA, Inc., 8.75%, 2010                                                                      838,000                     925,487
HCA, Inc., 7.875%, 2011                                                                     415,000                     444,809
                                                                                                                   ------------
                                                                                                                   $  1,503,609
                                                                                                                   ------------
METALS & MINING - 0.5%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 ##                               $    342,000                $    369,363
International Steel Group, Inc., 6.5%, 2014                                                 882,000                     873,180
                                                                                                                   ------------
                                                                                                                   $  1,242,543
                                                                                                                   ------------
MORTGAGE BACKED - 7.1%
Fannie Mae, 6%, 2016 - 2022                                                            $  1,317,571                $  1,355,351
Fannie Mae, 5.5%, 2017 - 2035                                                             9,658,365                   9,730,774
Fannie Mae, 4.5%, 2018                                                                    2,196,075                   2,154,277
Fannie Mae, 7.5%, 2030 - 2031                                                               332,459                     351,915
Fannie Mae, 6.5%, 2032                                                                    1,697,948                   1,749,506
Freddie Mac, 6%, 2034                                                                       576,442                     586,562
Ginnie Mae, 7.5%, 2029 - 2031                                                                34,806                      36,961
                                                                                                                   ------------
                                                                                                                   $ 15,965,346
                                                                                                                   ------------
MUNICIPALS - 1.0%
Corpus Christi, TX, Refunding General Improvement, 5%, 2015                            $    630,000                $    684,621
Metropolitan Transportation Authority, NY, Rev. Refunding Transportation,
"E", MBIA, 5.5%, 2015                                                                       720,000                     821,282
Pima County, AZ, 5%, 2015                                                                   585,000                     638,674
                                                                                                                   ------------
                                                                                                                   $  2,144,577
                                                                                                                   ------------
NATURAL GAS - PIPELINE - 1.9%
CenterPoint Energy Resources Corp., 7.875%, 2013                                       $  1,383,000                $  1,595,415
Enterprise Products Operating LP, 6.875%, 2033                                              471,000                     497,175
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                990,000                   1,152,341
Kinder Morgan, Inc., 6.8%, 2008                                                             600,000                     626,658
Magellan Midstream Partners LP, 5.65%, 2016                                                 337,000                     341,132
                                                                                                                   ------------
                                                                                                                   $  4,212,721
                                                                                                                   ------------
NETWORK & TELECOM - 5.3%
BellSouth Corp., 6.55%, 2034                                                           $    813,000                $    873,884
Citizens Communications Co., 9.25%, 2011                                                    670,000                     735,325
Citizens Communications Co., 9%, 2031                                                       488,000                     494,710
Deutsche Telekom International Finance B.V., 8.5%, 2010                                   1,888,000                   2,140,473
Deutsche Telekom International Finance B.V., 8.75%, 2030                                    712,000                     919,206
SBC Communications, Inc., 5.1%, 2014                                                        961,000                     952,269
Telecom Italia Capital, 6%, 2034 ##                                                         979,000                     959,365
Telecom Italia S.p.A., 5.625%, 2007                                                 EUR    557,000                      696,297
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                   $    572,000                     578,801
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                         375,000                     395,328
TELUS Corp., 8%, 2011                                                                       805,000                     920,955
Verizon New York, Inc., 6.875%, 2012                                                        635,000                     679,322
Verizon New York, Inc., 7.375%, 2032                                                      1,423,000                   1,566,067
                                                                                                                   ------------
                                                                                                                   $ 11,912,002
                                                                                                                   ------------
OIL SERVICES - 0.3%
Halliburton Co., 5.5%, 2010                                                            $    565,000                $    583,450
                                                                                                                   ------------
OILS - 0.8%
Premcor Refining Group, Inc., 7.5%, 2015                                               $  1,690,000                $  1,808,300
                                                                                                                   ------------
PHARMACEUTICALS - 0.4%
Wyeth, 5.5%, 2013                                                                      $    864,000                $    886,084
                                                                                                                   ------------
POLLUTION CONTROL - 0.3%
Waste Management, Inc., 7.1%, 2026                                                     $    512,000                $    577,802
                                                                                                                   ------------
PRECIOUS METALS & MINERALS - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                     $    355,000                $    351,450
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.3%
Dex Media West LLC, 9.875%, 2013                                                       $    659,000                $    727,371
                                                                                                                   ------------
RAILROAD & SHIPPING - 0.7%
CSX Corp., 6.3%, 2012                                                                  $    826,000                $    885,061
TFM S.A. de C.V., 9.375%, 2012 ##                                                           568,000                     613,440
                                                                                                                   ------------
                                                                                                                   $  1,498,501
                                                                                                                   ------------
REAL ESTATE - 2.5%
EOP Operating LP, 8.375%, 2006                                                         $    978,000                $    994,943
EOP Operating LP, 6.8%, 2009                                                              1,137,000                   1,199,673
HRPT Properties Trust, 6.25%, 2016                                                          556,000                     583,623
Simon Property Group LP, 6.375%, 2007                                                     1,200,000                   1,235,681
Simon Property Group LP, 6.35%, 2012                                                        629,000                     670,757
Vornado Realty Trust, 5.625%, 2007                                                          975,000                     983,128
                                                                                                                   ------------
                                                                                                                   $  5,667,805
                                                                                                                   ------------
RESTAURANTS - 0.2%
YUM! Brands, Inc., 8.875%, 2011                                                        $    466,000                $    551,980
                                                                                                                   ------------
RETAILERS - 1.1%
Couche-Tard, Inc., 7.5%, 2013                                                          $    700,000                $    721,000
Dollar General Corp., 8.625%, 2010                                                          725,000                     814,719
Limited Brands, Inc., 5.25%, 2014                                                           969,000                     905,803
                                                                                                                   ------------
                                                                                                                   $  2,441,522
                                                                                                                   ------------
SUPERMARKETS - 0.4%
Kroger Co., 7.8%, 2007                                                                 $    845,000                $    887,853
                                                                                                                   ------------
SUPRANATIONAL - 0.2%
Corporacion Andina de Fomento, 6.875%, 2012                                            $    481,000                $    527,430
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
America Movil S.A. de C.V., 6.375%, 2035                                               $    569,000                $    551,714
American Tower Escrow Corp., 0%, 2008                                                     1,070,000                     823,900
AT&T Wireless Services, Inc., 8.75%, 2031                                                   454,000                     612,808
Mobile TeleSystems OJSC, 9.75%, 2008 ##                                                     559,000                     603,021
Nextel Communications, Inc., 5.95%, 2014                                                    875,000                     895,709
Rogers Wireless, Inc., 7.25%, 2012                                                          535,000                     565,763
                                                                                                                   ------------
                                                                                                                   $  4,052,915
                                                                                                                   ------------
TOBACCO - 1.0%
Altria Group, Inc., 7%, 2013                                                           $    826,000                $    904,109
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                         1,271,000                   1,302,775
                                                                                                                   ------------
                                                                                                                   $  2,206,884
                                                                                                                   ------------
TRANSPORTATION - SERVICES - 0.6%
FedEx Corp., 9.65%, 2012                                                               $  1,052,000                $  1,319,885
                                                                                                                   ------------
U.S. GOVERNMENT AGENCIES - 7.1%
Fannie Mae, 3.25%, 2006                                                                $    675,000                $    669,128
Fannie Mae, 6%, 2008                                                                      3,229,000                   3,352,984
Fannie Mae, 6.125%, 2012                                                                  1,934,000                   2,099,601
Fannie Mae, 5.25%, 2012                                                                     406,000                     417,098
Small Business Administration, 4.93%, 2024                                                1,725,486                   1,735,179
Small Business Administration, 4.34%, 2024                                                1,216,779                   1,183,474
Small Business Administration, 4.99%, 2024                                                  765,309                     771,067
Small Business Administration, 4.86%, 2025                                                  686,665                     686,901
Small Business Administration, 4.625%, 2025                                               1,172,126                   1,155,930
Small Business Administration, 5.11%, 2025                                                2,460,000                   2,490,835
Small Business Administration, 4.57%, 2025                                                1,399,000                   1,373,564
                                                                                                                   ------------
                                                                                                                   $ 15,935,761
                                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 5.2%
U.S. Treasury Bonds, 9.875%, 2015                                                      $    307,000                $    443,135
U.S. Treasury Bonds, 5.375%, 2031                                                         1,065,000                   1,193,132
U.S. Treasury Notes, 4.375%, 2007                                                         5,809,000                   5,828,286
U.S. Treasury Notes, 4.25%, 2015                                                            943,000                     937,106
U.S. Treasury Notes, TIPS, 3%, 2012                                                       1,853,740                   2,017,245
U.S. Treasury Notes, TIPS, 2%, 2014                                                       1,181,564                   1,206,995
                                                                                                                   ------------
                                                                                                                   $ 11,625,899
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 6.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 ##                                        $    335,000                $    376,875
Beaver Valley Funding Corp., 9%, 2017                                                     2,022,000                   2,401,812
Dominion Resources, Inc., 5.95%, 2035                                                       845,000                     825,470
DPL, Inc., 6.875%, 2011                                                                     614,000                     661,585
DTE Energy Co., 7.05%, 2011                                                                 688,000                     749,822
Duke Capital Corp., 8%, 2019                                                                942,000                   1,143,793
Enersis S.A., 7.375%, 2014                                                                  686,000                     724,852
Exelon Corp., 4.9%, 2015                                                                    560,000                     530,212
Exelon Generation Co. LLC, 6.95%, 2011                                                    1,321,000                   1,440,742
FirstEnergy Corp., 6.45%, 2011                                                              702,000                     747,465
NiSource Finance Corp., 7.875%, 2010                                                        505,000                     567,766
Northeast Utilities, 8.58%, 2006                                                            315,817                     323,419
NorthWestern Corp., 5.875%, 2014                                                             35,000                      35,358
NRG Energy, Inc., 8%, 2013                                                                  537,000                     571,905
PSEG Power LLC, 7.75%, 2011                                                                 421,000                     471,395
PSEG Power LLC, 8.625%, 2031                                                                286,000                     371,241
System Energy Resources, Inc., 5.129%, 2014 ##                                              823,389                     805,686
TXU Corp., 5.55%, 2014                                                                      415,000                     393,971
TXU Corp., 6.5%, 2024                                                                       900,000                     843,101
W3A Funding Corp., 8.09%, 2017                                                              870,331                     941,820
                                                                                                                   ------------
                                                                                                                   $ 14,928,290
                                                                                                                   ------------
Total Bonds                                                                                                        $219,537,838
                                                                                                                   ------------
SHORT-TERM OBLIGATION
- 1.1
New Center Asset Trust, 3.88%, due 10/03/05 <                                          $  2,478,000                $  2,477,466
                                                                                                                   ------------
Total Investments                                                                                                  $222,015,304
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                 2,121,851
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $224,137,155
                                                                                                                   ------------

 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.

Abbreviations:
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA = MBIA Insurance Corp.
TIPS = Treasury Inflation Protected Security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below: DKK= Danish Krone EUR=
Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - BOND SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $221,953,854
                                                               ============
Gross unrealized appreciation                                  $  4,227,775
Gross unrealized depreciation                                    (4,166,325)
                                                               ------------
Net unrealized appreciation (depreciation)                     $     61,450
                                                               ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Emerging Markets Equity Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Emerging Markets Equity Series

ISSUER                                                                                       SHARES                       VALUE
STOCKS - 95.4%
ALCOHOLIC BEVERAGES - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A.S.                                                  35,000                $    936,455
Companhia de Bebidas das Americas, ADR^                                                       4,340                     130,200
Grupo Modelo S.A. de C.V.                                                                   159,290                     514,697
                                                                                                                   ------------
                                                                                                                   $  1,581,352
                                                                                                                   ------------
AUTOMOTIVE - 1.8%
Hyundai Motor Co. Ltd.                                                                       13,460                $  1,051,260
PT Astra International Tbk.                                                                 567,000                     537,768
                                                                                                                   ------------
                                                                                                                   $  1,589,028
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 17.9%
Absa Group Ltd.                                                                              40,534                $    597,109
African Bank Investments Ltd.                                                               124,840                     416,623
Akbank T.A.S.                                                                               148,836                     990,028
Bangkok Bank Public Co. Ltd.                                                                129,760                     360,401
Bank Hapoalim B.M.                                                                           75,040                     294,550
Bank Leumi le-Israel B.M.                                                                   216,220                     727,850
Chinatrust Financial Holding Co. Ltd.                                                       429,458                     370,116
FirstRand Ltd.                                                                              246,944                     657,354
Fubon Financial Holding Co. Ltd.                                                            402,000                     368,257
Grupo Financiero Banorte S.A. de C.V.                                                        97,540                     870,524
Grupo Financiero Inbursa S.A. de C.V.                                                       471,800                     816,998
Hana Bank                                                                                    19,420                     716,502
Kookmin Bank                                                                                 33,380                   1,967,293
Mega Financial Holding Co. Ltd.                                                             611,000                     386,645
Nedcor Ltd.                                                                                  45,841                     663,768
Old Mutual PLC                                                                              431,000                   1,054,445
OTP Bank Ltd., GDR                                                                           13,460                   1,064,686
PT Bank Central Asia Tbk.                                                                 1,521,000                     510,452
Shinhan Financial Group Co. Ltd.                                                             24,810                     863,060
Turkiye Is Bankasi A.S., "C"                                                                138,408                     961,810
Unibanco - Uniao de Bancos
Brasileiros S.A., GDR^                                                                       18,160                     955,216
                                                                                                                   ------------
                                                                                                                   $ 15,613,687
                                                                                                                   ------------
BROADCAST & CABLE TV - 0.8%
Grupo Televisa S.A., ADR                                                                      9,540                $    684,113
                                                                                                                   ------------
BUSINESS SERVICES - 1.2%
Amdocs Ltd.*                                                                                 30,200                $    837,446
Impulsora del Desarrollo Economico de America Latina S.A. de C.V.*                          267,450                     177,555
                                                                                                                   ------------
                                                                                                                   $  1,015,001
                                                                                                                   ------------
CHEMICALS - 0.5%
Formosa Chemicals & Fibre Corp.                                                             264,680                $    399,586
                                                                                                                   ------------
COMPUTER SOFTWARE - 0.7%
Check Point Software Technologies Ltd.*                                                      26,500                $    644,480
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 2.0%
Acer, Inc.                                                                                  230,477                $    458,377
Asustek Computer, Inc.                                                                      138,000                     370,101
Compal Electronics, Inc.                                                                    414,000                     408,567
High Tech Computer Corp.                                                                     11,080                     135,055
Quanta Computer, Inc.                                                                       202,000                     331,133
                                                                                                                   ------------
                                                                                                                   $  1,703,233
                                                                                                                   ------------
CONGLOMERATES - 0.2%
Koor Industries Ltd.*                                                                         3,760                $    201,807
                                                                                                                   ------------
CONSTRUCTION - 4.7%
CEMEX S.A. de C.V., ADR                                                                      31,025                $  1,622,607
Consorcio ARA S.A. de C.V.                                                                  104,890                     398,329
Corporacion GEO S.A. de C.V., "B"*                                                          134,800                     419,294
Gujarat Ambuja Cements Ltd.                                                                 216,075                     377,375
Siam Cement Public Co. Ltd.                                                                  72,420                     448,159
Urbi Desarrollos Urbanos S.A. de
C.V.*                                                                                       112,500                     835,759
                                                                                                                   ------------
                                                                                                                   $  4,101,523
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.7%
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                  172,140                $    648,921
Natura Cosmeticos S.A.                                                                       21,400                     856,577
                                                                                                                   ------------
                                                                                                                   $  1,505,498
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 0.5%
Samsung SDI Co. Ltd.                                                                          3,810                $    396,152
                                                                                                                   ------------
ELECTRONICS - 10.4%
AU Optronics Corp.                                                                           23,997                $     31,094
MediaTek, Inc.                                                                               75,035                     707,717
Orbotech Ltd.*                                                                               34,300                     858,186
Samsung Electronics Co. Ltd.                                                                  9,330                   5,257,345
Taiwan Semiconductor Manufacturing Co. Ltd.                                               1,036,347                   1,664,501
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                             66,191                     544,090
                                                                                                                   ------------
                                                                                                                   $  9,062,933
                                                                                                                   ------------
ENERGY - INDEPENDENT - 4.4%
CNOOC Ltd.                                                                                1,329,000                $    959,431
Oil & Natural Gas Corp. Ltd.                                                                 20,260                     489,108
PT Medco Energi Internasional Tbk.                                                        2,554,000                     900,608
PTT Public Co.                                                                              102,980                     612,185
Reliance Industries Ltd.                                                                     50,450                     910,959
                                                                                                                   ------------
                                                                                                                   $  3,872,291
                                                                                                                   ------------
ENERGY - INTEGRATED - 9.9%
LUKOIL, ADR^*                                                                                45,430                $  2,626,763
MOL Magyar Olaj-es Gazipari Rt., GDR                                                          1,500                     166,412
PetroChina Co. Ltd.                                                                       1,668,000                   1,397,687
Petroleo Brasileiro S.A., ADR^                                                               56,280                   4,023,457
Siberian Oil Co., ADR^                                                                       23,100                     410,025
                                                                                                                   ------------
                                                                                                                   $  8,624,344
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 1.0%
Aracruz Celulose S.A., ADR^                                                                  11,690                $    474,380
Votorantim Celulose e Papel S.A., ADR^                                                       32,605                     436,907
                                                                                                                   ------------
                                                                                                                   $    911,287
                                                                                                                   ------------
GAMING & LODGING - 1.1%
Genting Berhad                                                                               95,400                $    541,672
Resorts World Berhad                                                                        133,100                     388,458
                                                                                                                   ------------
                                                                                                                   $    930,130
                                                                                                                   ------------
GENERAL MERCHANDISE - 0.6%
Shinsegae Co. Ltd.                                                                            1,460                $    541,466
                                                                                                                   ------------
INSURANCE - 1.5%
Samsung Fire & Marine Insurance Co. Ltd.                                                      7,250                $    750,359
Sanlam Ltd.                                                                                 284,470                     571,844
                                                                                                                   ------------
                                                                                                                   $  1,322,203
                                                                                                                   ------------
MACHINERY & TOOLS - 0.9%
Hyundai Mobis                                                                                 9,050                $    743,253
                                                                                                                   ------------
METALS & MINING - 8.7%
Aluminum Corp. of China Ltd.                                                                838,000                $    532,048
China Steel Corp.                                                                           795,789                     709,809
Companhia Siderurgica Nacional S.A., ADR^                                                    15,690                     364,322
Companhia Vale do Rio Doce, ADR                                                              70,040                   3,071,954
Gerdau S.A., ADR^                                                                            27,550                     411,322
Mining & Metallurgical Co. Norilsk Nickel, ADR^                                              11,390                     945,370
POSCO, ADR                                                                                   26,670                   1,508,455
                                                                                                                   ------------
                                                                                                                   $  7,543,280
                                                                                                                   ------------
NETWORK & TELECOM - 0.8%
PT Telekomunikasi Indonesia Tbk.                                                          1,307,500                $    680,460
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.8%
Hon Hai Precision Industry Co. Ltd.                                                         328,070                $  1,527,378
                                                                                                                   ------------
PHARMACEUTICALS - 2.4%
Teva Pharmaceutical Industries Ltd., ADR                                                     63,580                $  2,124,844
                                                                                                                   ------------
PRECIOUS METALS & MINERALS - 2.7%
Compania de Minas Buenaventura S.A.A., ADR                                                   22,800                $    707,940
Freeport-McMoRan Copper & Gold, Inc., "B"                                                    19,200                     932,928
Impala Platinum Holdings Ltd.                                                                 6,040                     685,814
                                                                                                                   ------------
                                                                                                                   $  2,326,682
                                                                                                                   ------------
RAILROAD & SHIPPING - 0.2%
Wan Hai Lines Ltd.                                                                          292,913                $    214,485
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.5%
Formosa Plastics Corp.                                                                      469,000                $    686,848
IOI Corp.                                                                                    89,000                     281,003
LG Chemical Ltd.                                                                              7,240                     311,525
                                                                                                                   ------------
                                                                                                                   $  1,279,376
                                                                                                                   ------------
SPECIALTY STORES - 1.6%
Organizacion Soriana S.A. de C.V., "B"*                                                      91,750                $    384,720
Submarino S.A.*                                                                              78,600                   1,025,141
                                                                                                                   ------------
                                                                                                                   $  1,409,861
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 6.6%
Advanced Info Service PLC                                                                   170,370                $    448,287
China Mobile Ltd.                                                                           369,000                   1,810,013
Millicom International Cellular S.A.*                                                        18,900                     348,138
Mobile TeleSystems OJSC, ADR^                                                                17,470                     710,680
MTN Group Ltd.                                                                              140,350                   1,161,373
SK Telecom Co. Ltd.                                                                           3,330                     646,215
Turkcell Iletisim Hizmetleri A.S.                                                            45,000                     614,250
                                                                                                                   ------------
                                                                                                                   $  5,738,956
                                                                                                                   ------------
TELEPHONE SERVICES - 4.4%
China Netcom Group Corp. Ltd.                                                               383,500                $    660,005
China Telecom Corp. Ltd.                                                                  1,380,000                     520,362
Chunghwa Telecom Co. Ltd., ADR                                                               40,350                     746,879
Golden Telecom, Inc.^                                                                        23,900                     754,523
Telefonos de Mexico S.A. de C.V., ADR^                                                       54,160                   1,151,983
                                                                                                                   ------------
                                                                                                                   $  3,833,752
                                                                                                                   ------------
TOBACCO - 0.8%
British American Tobacco PLC                                                                 19,000                $    191,563
ITC Ltd.                                                                                    162,900                     506,919
                                                                                                                   ------------
                                                                                                                   $    698,482
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 0.3%
YTL Power International Berhad                                                              488,812                $    280,136
                                                                                                                   ------------
Total Stocks                                                                                                       $ 83,101,059
                                                                                                                   ------------
PREFERRED STOCKS - 4.2%
ALCOHOLIC BEVERAGES - 0.9%
Companhia de Bebidas das Americas, ADR ^                                                     21,650                $    804,947
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 1.0%
Banco Bradesco S.A.                                                                          18,400                $    900,346
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 0.9%
Bradespar S.A.                                                                               27,140                $    759,944
                                                                                                                   ------------
SPECIALTY CHEMICALS - 0.9%
Braskem S.A.                                                                                 75,200                $    777,535
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 0.5%
AES Tiete S.A.                                                                           20,063,590                $    415,980
                                                                                                                   ------------
Total Preferred Stocks                                                                                             $  3,658,752
                                                                                                                   ------------

SHORT-TERM OBLIGATION - 0.9%
Citigroup Funding, Inc., 3.88%, due 10/03/05 <                                         $    774,000                $    773,833
                                                                                                                   ------------
ISSUER                                                                                       SHARES                       VALUE
COLLATERAL FOR SECURITIES
LOANED - 7.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                          6,784,342                $  6,784,342
                                                                                                                   ------------
Total Investments ~                                                                                                $ 94,317,986
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (8.3)%                                                                              (7,191,654)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 87,126,332
                                                                                                                   ------------

~ As of September 30, 2005, the series had three securities representing $1,224,207 and 1.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depository Receipt
GDR = Global Depository Receipt

Country Weightings
--------------------------------------------------------------------
Brazil                                                         17.7%
--------------------------------------------------------------------
South Korea                                                    17.0%
--------------------------------------------------------------------
Taiwan                                                         11.5%
--------------------------------------------------------------------
Mexico                                                          9.8%
--------------------------------------------------------------------
Russia                                                          6.3%
--------------------------------------------------------------------
China                                                           6.0%
--------------------------------------------------------------------
Israel                                                          5.6%
--------------------------------------------------------------------
South Africa                                                    5.5%
--------------------------------------------------------------------
Turkey                                                          4.0%
--------------------------------------------------------------------
Other                                                          16.6%
--------------------------------------------------------------------


Percentages as based on total net assets as of September 30, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING MARKETS EQUITY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $70,366,749
                                                                ===========
Gross unrealized appreciation                                   $24,521,064
Gross unrealized depreciation                                      (569,827)
                                                                -----------
      Net unrealized appreciation                               $23,951,237
                                                                ===========


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Global Governments Series

PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)

MFS/Sun Life Series Trust - Global Governments Series

ISSUER                                                                              PAR AMOUNT                            VALUE
BONDS - 87.0%

FOREIGN BONDS - 69.5%

AUSTRALIA - 0.5%
Government of Australia, 6.25%, 2015                                               AUD     347,000                 $    282,050
                                                                                                                   ------------
AUSTRIA - 2.7%
Republic of Austria, 5%, 2012                                                      EUR   1,124,000                 $  1,524,196
                                                                                                                   ------------
BELGIUM - 3.1%
Kingdom of Belgium, 3.75%, 2009                                                    EUR     783,000                 $    978,373
Kingdom of Belgium, 5%, 2012                                                       EUR     570,000                      774,572
                                                                                                                   ------------
                                                                                                                   $  1,752,945
                                                                                                                   ------------
CANADA - 4.0%
Canada Housing Trust, 4.65%, 2009                                                  CAD     815,000                 $    728,489
Government of Canada, 4.5%, 2015                                                   CAD     496,000                      445,084
Quebec Province, 1.6%, 2013                                                        CAD 124,000,000                    1,117,136
                                                                                                                   ------------
                                                                                                                   $  2,290,709
                                                                                                                   ------------
FINLAND - 4.0%
Republic of Finland, 3%, 2008                                                      EUR   1,515,000                 $  1,847,437
Republic of Finland, 5.375%, 2013                                                  EUR     297,000                      415,689
                                                                                                                   ------------
                                                                                                                   $  2,263,126
                                                                                                                   ------------
FRANCE - 8.3%
Republic of France, 4.75%, 2007                                                    EUR   1,899,000                 $  2,376,601
Republic of France, 3%, 2012                                                       EUR     424,998                      587,624
Republic of France, 4.75%, 2012                                                    EUR     684,000                      917,664
Republic of France, 6%, 2025                                                       EUR     550,000                      895,244
                                                                                                                   ------------
                                                                                                                   $  4,777,133
                                                                                                                   ------------
GERMANY - 11.7%
Federal Republic of Germany, 3.5%, 2008                                            EUR     900,000                 $  1,112,914
Federal Republic of Germany, 5.25%, 2010                                           EUR     431,000                      576,414
Federal Republic of Germany, 3.75%, 2015                                           EUR     985,000                    1,243,056
Federal Republic of Germany, 6.25%, 2024                                           EUR     951,000                    1,568,420
Federal Republic of Germany, 6.25%, 2030                                           EUR   1,262,000                    2,170,786
                                                                                                                   ------------
                                                                                                                   $  6,671,590
                                                                                                                   ------------
IRELAND - 3.7%
Republic of Ireland, 4.25%, 2007                                                   EUR   1,556,000                 $  1,938,711
Republic of Ireland, 4.6%, 2016                                                    EUR     146,000                      197,458
                                                                                                                   ------------
                                                                                                                   $  2,136,169
                                                                                                                   ------------
JAPAN - 2.8%
Development Bank of Japan, 1.4%, 2012                                              JPY  28,000,000                 $    251,697
Development Bank of Japan, 1.6%, 2014                                              JPY 150,000,000                    1,352,352
                                                                                                                   ------------
                                                                                                                   $  1,604,049
                                                                                                                   ------------
MALAYSIA - 0.6%
Petronas Capital Ltd., 7.875%, 2022                                                   $    293,000                 $    361,098
                                                                                                                   ------------
MEXICO - 0.7%
Pemex Project Funding Master
Trust, 8.625%, 2022                                                                   $    120,000                 $    146,700
United Mexican States, 8.125%, 2019                                                        227,000                      275,238
                                                                                                                   ------------
                                                                                                                   $    421,938
                                                                                                                   ------------
NETHERLANDS - 2.0%
Kingdom of Netherlands, 5.75%, 2007                                                EUR     419,000                 $    526,945
Kingdom of Netherlands, 5%, 2012                                                   EUR     448,354                      607,283
                                                                                                                   ------------
                                                                                                                   $  1,134,228
                                                                                                                   ------------
NEW ZEALAND - 5.3%
Government of New Zealand, 6.5%, 2013                                              NZD   3,458,000                 $  2,488,679
Government of New Zealand, 6%, 2015                                                NZD     760,000                      531,343
                                                                                                                   ------------
                                                                                                                   $  3,020,022
                                                                                                                   ------------
NORWAY - 3.1%
Kingdom of Norway, 6.5%, 2013                                                      NOK   8,025,000                 $  1,476,616
Kingdom of Norway, 5%, 2015                                                        NOK   1,625,000                      276,822
                                                                                                                   ------------
                                                                                                                   $  1,753,438
                                                                                                                   ------------
QATAR - 0.4%
State of Qatar, 9.75%, 2030                                                           $    165,000                 $    252,863
                                                                                                                   ------------
RUSSIA - 0.3%
Gaz Capital S.A., 8.625%, 2034                                                        $    121,000                 $    158,704
                                                                                                                   ------------
SPAIN - 6.0%
Kingdom of Spain, 6%, 2008                                                         EUR   1,289,000                 $  1,673,263
Kingdom of Spain, 5.35%, 2011                                                      EUR   1,281,000                    1,752,900
                                                                                                                   ------------
                                                                                                                   $  3,426,163
                                                                                                                   ------------
SWEDEN - 1.0%
Kingdom of Sweden, 4%, 2020                                                        SEK   3,254,926                 $    568,660
                                                                                                                   ------------
UNITED KINGDOM - 9.3%
United Kingdom Treasury, 5.75%, 2009                                               GBP   1,905,000                 $  3,554,818
United Kingdom Treasury, 8%, 2015                                                  GBP     766,000                    1,763,982
                                                                                                                   ------------
                                                                                                                   $  5,318,800
                                                                                                                   ------------
Total Foreign Bonds                                                                                                $ 39,717,881
                                                                                                                   ------------
U.S. BONDS - 17.5% ASSET BACKED & SECURITIZED - 4.6%
Commercial Mortgage Asset Trust, FRN, 1.136%, 2032 ^#                                 $  8,358,186                 $    394,513
Commercial Mortgage Pass-Through Certificate, FRN,3.9581%, 2017 #                          331,000                      330,938
Deutsche Mortgage & AssetReceiving Corp., 6.538%, 2031                                     270,637                      279,533
First Union National Bank Commercial Mortgage Trust, FRN, 1.206%, 2043 ^#                9,337,273                      394,395
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3833%, 2041                 309,615                      315,149
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 3.9681%, 2046                 284,963                      285,088
Wachovia Bank Commercial Mortgage Trust, FRN, 4.0081%, 2015 #                              455,985                      456,518
Wachovia Bank Commerical Mortgage Trust, FRN, 4.0581%, 2015 #                              120,695                      120,748
                                                                                                                   ------------
                                                                                                                   $  2,576,882
-----------------
MUNICIPALS - 2.2%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015                                 $    475,000                 $    519,793
Massachusetts State Water Resources Authority, "A", MBIA, 5.25%, 2015                      450,000                      501,876
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems
Rev., "D", 5%, 2037                                                                        225,000                      233,926
                                                                                                                   ------------
                                                                                                                   $  1,255,595
                                                                                                                   ------------
SUPRANATIONAL - 1.5%
Inter-American Development Bank, 1.9%, 2009                                        JPY  93,000,000                 $    861,951
                                                                                                                   ------------
U.S. GOVERNMENT AGENCIES - 4.8%
Aid-Egypt, 4.45%, 2015                                                                $     65,000                 $     64,024
Fannie Mae, 4.25%, 2007                                                                  1,772,000                    1,760,790
Freddie Mac, 4.2%, 2007                                                                    549,000                      544,340
Small Business Administration, 4.76%, 2035                                                 382,000                      376,690
                                                                                                                   ------------
                                                                                                                   $  2,745,844
                                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 4.4%
U.S. Treasury Bonds, 6.25%, 2030                                                      $    350,000                 $    434,588
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                                    200,037                      214,008
U.S. Treasury Notes, 4%, 2015 U.S. Treasury                                                430,000                      418,578
Notes, TIPS, 3%, 2012                                                                      800,824                      871,459
U.S. Treasury Notes, TIPS, 2%, 2014 ##                                                     567,792                      579,611
                                                                                                                   ------------
                                                                                                                   $  2,518,244
                                                                                                                   ------------
Total U.S. Bonds
                                                                                                                   $  9,958,516
                                                                                                                   ------------
Total Bonds                                                                           $ 49,676,397
                                                                                                                   ------------

SHORT-TERM OBLIGATION - 4.2%
Freddie Mac, 3.2%, due 10/03/05<                                                      $  2,415,000                 $  2,414,571
                                                                                                                   ------------
REPURCHASE AGREEMENTS - 9.0%
Goldman Sachs, 3.75%, dated 9/30/05, due 10/03/05, total to be received
$2,581,807 (secured by various U.S. Treasury and Federal Agency obligations in
a jointly traded account)                                                             $  2,581,000                 $  2,581,000
Morgan Stanley, 3.8%, dated 9/30/05, due 10/3/05, total to be received
$2,581,817 (secured by various U.S. Treasury and Federal Agency obligations in
a jointly traded account)                                                                2,581,000                    2,581,000
                                                                                                                   ------------
Total Repurchase Agreements                                                                                        $  5,162,000
                                                                                                                   ------------
Total Investments                                                                                                  $ 57,252,968
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                (112,500)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 57,140,468
                                                                                                                   ------------

 ^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.
 # SEC Rule 144A restriction.
## All or a portion of the security has been segregated as collateral for an open futures contract.

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA = Municipal Bond Investors Corp.
TIPS = Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. Dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD= Australian Dollar
      CAD= Canadian Dollar
      DKK= Danish Krone
      EUR= Euro
      GBP= British Pound
      JPY= Japanese Yen
      NOK= Norwegian Krone
      NZD= New Zealand Dollar
      SEK= Swedish Krona

Country Weightings
---------------------------------------
United States                     24.7%
---------------------------------------
Germany                           12.0%
---------------------------------------
Great Britain                      9.5%
---------------------------------------
France                             8.5%
---------------------------------------
Japan                              7.1%
---------------------------------------
Spain                              6.2%
---------------------------------------
New Zealand                        5.4%
---------------------------------------
Canada                             4.0%
---------------------------------------
Finland                            4.0%
---------------------------------------
Other                             18.6%
---------------------------------------

Percentages as based on total net assets as of September 30, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MFS/SUN LIFE SERIES TRUST - GLOBAL GOVERNMENTS SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                    $57,820,078
                                                                  ===========
Gross unrealized depreciation                                     $(1,039,037)
Gross unrealized appreciation                                     $   471,927
                                                                  -----------
      Net unrealized depreciation                                 $  (567,110)
                                                                  ===========

(2) Financial Instruments
Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are netted by currency.

                                                                                                    NET
                                                                                                  UNREALIZED
              CONTRACTS TO                                                       CONTRACTS       APPRECIATION
             DELIVER/RECEIVE         SETTLEMENT DATE       IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
SALES
-----
        AUD            3,959,219      10/5/05-12/7/05          $ 3,012,387      $ 3,018,871     $  (6,484)
        CAD              227,824     10/4/05-11/22/05              195,272          196,336        (1,064)
        DKK              764,985        11/15/05                   125,000          123,514         1,486
        EUR           11,099,929      10/4/05-12/5/05           13,511,782       13,367,764       144,018
        GBP            1,776,881         11/2/05                 3,192,074        3,131,237        60,837
        JPY        1,720,044,475     10/4/05-11/22/05           15,222,424       15,150,639        71,785
        NOK            5,651,030    11/16/05-11/22/05              881,676          864,185        17,491
        NZD           10,072,208      10/5/05-12/7/05            6,931,844        6,961,928       (30,084)
        SEK            7,324,387        10/17/05                   985,987          945,144        40,843
                                                               -----------      -----------     ---------
                                                               $44,058,446      $43,759,618     $ 298,828
                                                               ===========      ===========     =========
PURCHASES
---------
        AUD            3,978,591      10/5/05-12/7/05          $ 3,043,481      $ 3,032,322     $ (11,159)
        CAD              260,904     10/4/05-10/26/05              221,497          224,777         3,280
        DKK            3,925,728        11/15/05                   647,785          633,844       (13,941)
        EUR            5,517,590     10/4/05-11/22/05            6,773,352        6,636,069      (137,283)
        GBP              473,133         11/2/05                   851,912          833,759       (18,153)
        JPY        3,253,168,618     10/4/05-11/22/05           29,151,755       28,726,799      (424,956)
        NOK            1,871,690        11/22/05                   287,378          286,300        (1,078)
        NZD            5,731,745         10/5/05                 3,969,078        3,972,668         3,590
        SEK           10,953,445     10/6/05-10/24/05          $ 1,456,871        1,413,292       (43,579)
                                                               -----------      -----------     ---------
                                                               $46,403,109      $45,759,830     $(643,279)
                                                               ===========      ===========     =========

At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $15,868 with Goldman Sachs & Co., and a net payable of $25,855 with Merrill Lynch International.

At September 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                                                  UNREALIZED
                                                                                  EXPIRATION      APPRECIATION
                                               CONTRACTS          VALUE              DATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year Futures (Long)     2         $ 275,300,000        December 2005     $ (57,811)
                                                                                                   ==========

At September 30, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Global Total Return Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Global Total Return Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 60.5%

AEROSPACE - 1.6%
Lockheed Martin Corp.                                                                       20,750                 $  1,266,580
Northrop Grumman Corp.                                                                      20,420                    1,109,827
United Technologies Corp.                                                                   11,360                      588,902
                                                                                                                   ------------
                                                                                                                   $  2,965,309
                                                                                                                   ------------
AIRLINES - 0.1%
easyJet Airline Co. Ltd.*                                                                   40,800                 $    210,066
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                  67,408                 $    968,685
                                                                                                                   ------------
APPAREL MANUFACTURERS - 0.3%
Sanyo Shokai Ltd.                                                                           75,000                 $    532,790
                                                                                                                   ------------
AUTOMOTIVE - 2.4%
Autoliv, Inc.^                                                                              10,470                 $    453,469
Bayerische Motoren Werke AG                                                                 16,310                      765,884
Compagnie Generale des Etablissements Michelin                                               6,530                      383,726
PSA Peugeot Citroen S.A.^                                                                   12,230                      830,715
Renault S.A.^                                                                                7,260                      687,764
Toyota Motor Corp.                                                                          26,800                    1,226,761
                                                                                                                   ------------
                                                                                                                   $  4,348,319
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 8.8%
Aiful Corp.                                                                                  8,550                 $    715,761
American Express Co.                                                                        11,380                      572,186
Ameriprise Financial, Inc.(S)(S)*                                                            2,276                       81,481
Bank of America Corp.                                                                       52,198                    2,197,536
BNP Paribas                                                                                 10,080                      766,475
Citigroup, Inc.                                                                             37,683                    1,715,330
Credit Agricole S.A.^                                                                       36,950                    1,083,880
Fannie Mae                                                                                  20,910                      937,186
Freddie Mac                                                                                  4,930                      278,348
Hana Bank                                                                                   16,520                      609,506
Irish Life & Permanent PLC                                                                  21,720                      395,594
MBNA Corp.                                                                                  12,690                      312,682
Nordea Bank AB                                                                              74,900                      748,247
PNC Financial Services Group, Inc.                                                          12,970                      752,519
Royal Bank of Scotland Group PLC                                                            33,991                      964,347
Shinsei Bank Ltd.                                                                          108,000                      679,754
SunTrust Banks, Inc.                                                                        17,030                    1,182,734
Takefuji Corp.                                                                              20,980                    1,634,445
Wells Fargo & Co.                                                                            8,210                      480,860
                                                                                                                   ------------
                                                                                                                   $ 16,108,871
                                                                                                                   ------------
BROADCAST & CABLE TV - 1.3%
PagesJaunes S.A.                                                                            25,720                 $    701,898
Premiere AG^*                                                                                7,700                      216,335
Tokyo Broadcasting System, Inc.                                                             30,600                      709,780
Viacom, Inc., "B"                                                                           22,106                      729,719
                                                                                                                   ------------
                                                                                                                   $  2,357,732
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.1%
Franklin Resources, Inc.                                                                     4,670                 $    392,093
Goldman Sachs Group, Inc.                                                                   16,200                    1,969,596
Lehman Brothers Holdings, Inc.                                                               3,540                      412,339
Mellon Financial Corp.                                                                      19,120                      611,266
Merrill Lynch & Co., Inc.                                                                    6,450                      395,708
                                                                                                                   ------------
                                                                                                                   $  3,781,002
                                                                                                                   ------------
BUSINESS SERVICES - 0.5%
Accenture Ltd., "A"                                                                         37,060                 $    943,548
                                                                                                                   ------------
CHEMICALS - 1.7%
Dow Chemical Co.                                                                            11,470                 $    477,955
E.I. du Pont de Nemours & Co.                                                               12,290                      481,399
Nalco Holding Co.*                                                                          14,020                      236,517
PPG Industries, Inc.                                                                        12,350                      730,997
Syngenta AG                                                                                 11,570                    1,211,308
                                                                                                                   ------------
                                                                                                                   $  3,138,176
                                                                                                                   ------------
COMPUTER SOFTWARE - 0.2%
Oracle Corp.*                                                                               31,300                 $    387,807
                                                                                                                   ------------
CONSTRUCTION - 1.6%
Geberit AG                                                                                     790                 $    574,989
Italcementi S.p.A.                                                                          59,210                      658,436
Masco Corp.                                                                                 31,750                      974,090
Sekisui Chemical Co. Ltd.^                                                                  92,000                      655,176
                                                                                                                   ------------
                                                                                                                   $  2,862,691
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 0.7%
Kimberly-Clark Corp.                                                                         7,810                 $    464,929
Unicharm Corp.^                                                                             17,400                      750,528
                                                                                                                   ------------
                                                                                                                   $  1,215,457
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 0.4%
Cooper Industries Ltd., "A"                                                                  5,130                 $    354,688
W.W. Grainger, Inc.                                                                          4,700                      295,724
                                                                                                                   ------------
                                                                                                                   $    650,412
                                                                                                                   ------------
ELECTRONICS - 1.4%
CANON, Inc.                                                                                 13,500                 $    728,477
Ricoh Co. Ltd.                                                                              36,000                      561,866
Royal Philips Electronics N.V.                                                              10,260                      272,718
Samsung Electronics Co. Ltd.                                                                 1,710                      963,565
                                                                                                                   ------------
                                                                                                                   $  2,526,626
                                                                                                                   ------------
ENERGY - INDEPENDENT - 2.0%
Cairn Energy PLC*                                                                           11,390                 $    393,836
CNOOC Ltd.                                                                                 747,000                      539,274
Devon Energy Corp.                                                                           8,310                      570,398
EnCana Corp.                                                                                18,010                    1,052,341
EOG Resources, Inc.                                                                          5,990                      448,651
Norsk Hydro A.S.A.                                                                           5,100                      570,393
                                                                                                                   ------------
                                                                                                                   $  3,574,893
                                                                                                                   ------------
ENERGY - INTEGRATED - 4.5%
BP PLC, ADR                                                                                 25,132                 $  1,780,602
Chevron Corp.                                                                                8,347                      540,301
ConocoPhillips                                                                              25,480                    1,781,307
Exxon Mobil Corp.                                                                           10,420                      662,087
Repsol YPF S.A.^                                                                            23,170                      750,970
TOTAL S.A., ADR^                                                                            20,520                    2,787,026
                                                                                                                   ------------
                                                                                                                   $  8,302,293
                                                                                                                   ------------
FOOD & DRUG STORES - 0.9%
Carrefour S.A.                                                                              16,050                 $    738,625
Lawson, Inc.^                                                                               12,000                      452,113
William Morrison Supermarkets PLC                                                          157,430                      493,413
                                                                                                                   ------------
                                                                                                                   $  1,684,151
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
Archer Daniels Midland Co.                                                                  22,720                 $    560,275
H.J. Heinz Co.                                                                               9,550                      348,957
Kellogg Co.                                                                                 14,140                      652,278
Kirin Beverage Corp.                                                                        18,000                      391,373
Nestle S.A.                                                                                  8,264                    2,419,978
Sara Lee Corp.                                                                              21,580                      408,941
Unilever PLC                                                                                95,750                      999,480
                                                                                                                   ------------
                                                                                                                   $  5,781,282
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0.3%
International Paper Co.                                                                     19,550                 $    582,590
                                                                                                                   ------------
INSURANCE - 3.5%
AFLAC, Inc.                                                                                  6,220                 $    281,766
Allstate Corp.                                                                              27,610                    1,526,557
Aviva PLC                                                                                   42,590                      467,477
Benfield Group PLC                                                                          74,970                      411,774
Chubb Corp.                                                                                  3,360                      300,888
Hartford Financial Services Group, Inc.                                                      8,260                      637,424
Jardine Lloyd Thompson Group PLC                                                            75,020                      566,815
MetLife, Inc.                                                                               34,630                    1,725,613
Riunione Adriatica di Sicurta S.p.A.^                                                       18,050                      410,993
                                                                                                                   ------------
                                                                                                                   $  6,329,307
                                                                                                                   ------------
LEISURE & TOYS - 0.5%
Heiwa Corp.^                                                                                18,000                 $    275,704
Nintendo Co. Ltd.                                                                            5,100                      594,401
                                                                                                                   ------------
                                                                                                                   $    870,105
                                                                                                                   ------------
MACHINERY & TOOLS - 2.0%
ASSA ABLOY AB, "B"                                                                          35,780                 $    505,028
Deere & Co.                                                                                 18,290                    1,119,348
Fanuc Ltd.                                                                                   5,800                      468,697
Finning International, Inc.##                                                                8,360                      288,266
Hyundai Mobis                                                                                5,030                      413,101
Illinois Tool Works, Inc.                                                                    6,250                      514,563
Sandvik AB                                                                                   8,510                      422,878
                                                                                                                   ------------
                                                                                                                   $  3,731,881
                                                                                                                   ------------
MEDICAL EQUIPMENT - 0%
Baxter International, Inc.                                                                   1,680                 $     66,982
                                                                                                                   ------------
METALS & MINING - 0.6%
Anglo American PLC                                                                          37,610                 $  1,120,737
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.9%
Gaz de France^                                                                               9,730                 $    325,422
Tokyo Gas Co. Ltd.^                                                                        319,000                    1,294,533
                                                                                                                   ------------
                                                                                                                   $  1,619,955
                                                                                                                   ------------
NETWORK & TELECOM - 0.3%
Cisco Systems, Inc.*                                                                        18,800                 $    337,084
ZTE Corp.                                                                                   47,000                      152,989
                                                                                                                   ------------
                                                                                                                   $    490,073
                                                                                                                   ------------
OIL SERVICES - 0.4%
Noble Corp.                                                                                  4,190                 $    286,847
Vallourec S.A.                                                                                 800                      389,994
                                                                                                                   ------------
                                                                                                                   $    676,841
                                                                                                                   ------------
PHARMACEUTICALS - 4.1%
Abbott Laboratories                                                                         13,710                 $    581,304
Astellas Pharma, Inc.                                                                       15,300                      575,097
AstraZeneca PLC                                                                             15,420                      716,438
Johnson & Johnson                                                                           22,010                    1,392,793
Merck & Co., Inc.                                                                           31,650                      861,197
Pfizer, Inc.                                                                                 6,592                      164,602
Roche Holdings AG                                                                            4,300                      597,365
Sanofi-Aventis^                                                                              8,930                      738,076
Schering AG                                                                                  6,800                      430,003
Tanabe Seiyaku Co. Ltd.^                                                                    63,000                      636,100
Wyeth                                                                                       16,080                      744,022
                                                                                                                   ------------
                                                                                                                   $  7,436,997
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.5%
Tribune Co.                                                                                 10,040                 $    340,256
Yell Group PLC                                                                              79,600                      671,246
                                                                                                                   ------------
                                                                                                                   $  1,011,502
                                                                                                                   ------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                           5,120                 $    306,176
Canadian National Railway Co.                                                               11,087                      787,066
                                                                                                                   ------------
                                                                                                                   $  1,093,242
                                                                                                                   ------------
SPECIALTY CHEMICALS - 0.8%
Air Products & Chemicals, Inc.                                                               8,100                 $    446,634
L'Air Liquide S.A., Bearer Shares                                                            5,230                      961,989
                                                                                                                   ------------
                                                                                                                   $  1,408,623
                                                                                                                   ------------
SPECIALTY STORES - 0.7%
Gap, Inc.                                                                                   29,890                 $    520,983
NEXT PLC                                                                                    17,100                      419,710
TJX Cos., Inc.                                                                              18,540                      379,699
                                                                                                                   ------------
                                                                                                                   $  1,320,392
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
KDDI Corp.                                                                                      99                 $    557,746
O2 PLC                                                                                     222,150                      617,916
Vodafone Group PLC                                                                         554,653                    1,442,537
                                                                                                                   ------------
                                                                                                                   $  2,618,199
                                                                                                                   ------------
TELEPHONE SERVICES - 3.7%
Brasil Telecom Participacoes S.A., ADR^                                                      5,030                 $    213,926
Deutsche Telekom AG                                                                         41,970                      763,909
France Telecom S.A.                                                                         22,700                      651,684
KT Freetel Co. Ltd.                                                                         18,750                      469,873
Royal KPN N.V.                                                                              87,100                      781,149
Sprint Nextel Corp.                                                                         62,200                    1,479,116
Telecom Corp. of New Zealand Ltd.                                                          113,600                      474,197
Telefonica S.A.                                                                             63,149                    1,034,000
Verizon Communications, Inc.                                                                30,030                      981,681
                                                                                                                   ------------
                                                                                                                   $  6,849,535
                                                                                                                   ------------
TOBACCO - 1.9%
Altria Group, Inc.                                                                          25,566                 $  1,884,470
British American Tobacco PLC                                                                52,880                    1,110,495
Swedish Match AB                                                                            41,950                      500,190
                                                                                                                   ------------
                                                                                                                   $  3,495,155
                                                                                                                   ------------
TRUCKING - 0.7%
Singapore Post Ltd.                                                                        350,900                 $    250,835
TNT N.V.                                                                                    43,090                    1,070,764
                                                                                                                   ------------
                                                                                                                   $  1,321,599
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 3.4%
Dominion Resources, Inc.                                                                    18,970                 $  1,634,076
Endesa S.A.                                                                                 17,500                      468,528
Fortum Corp.                                                                                39,930                      801,665
Iberdrola S.A.                                                                              19,930                      557,067
Kelda Group PLC                                                                             40,730                      504,515
Severn Trent PLC                                                                            24,960                      436,146
Suez S.A.                                                                                   33,122                      957,654
TXU Corp.                                                                                    7,270                      820,638
                                                                                                                   ------------
                                                                                                                   $  6,180,289
                                                                                                                   ------------
Total Stocks                                                                                                       $110,564,114
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

BONDS - 34.8%

ASSET BACKED & SECURITIZED - 1.5%
Commercial Mortgage Asset Trust, FRN, 0.8866%, 2032 ^^##                              $  4,015,207                 $    189,521
Commercial Mortgage Pass- Through Certificate, FRN, 3.9581%, 2017 ##                       360,000                      359,933
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                               225,793                      233,215
First Union National Bank Commercial Mortgage Trust, FRN, 0.957%, 2043 ^^##              8,520,899                      359,913
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2136%, 2041                 606,421                      617,259
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 3.9681%, 2046                 309,099                      309,234
Wachovia Bank Commercial Mortgage Trust, FRN, 4.0581%, 2015 ##                             130,986                      131,043
Wachovia Bank Commerical Mortgage Trust, FRN, 4.0081%, 2015 ##                             494,865                      495,443
                                                                                                                   ------------
                                                                                                                   $  2,695,561
                                                                                                                   ------------
EMERGING MARKET QUASI- SOVEREIGN - 0.4%
Gaz Capital S.A., 8.625%, 2034                                                        $    146,000                 $    191,494
Pemex Project Funding Master Trust, 8.625%, 2022                                           143,000                      174,818
Petronas Capital Ltd., 7.875%, 2022                                                        354,000                      436,276
                                                                                                                   ------------
                                                                                                                   $    802,588
                                                                                                                   ------------
EMERGING MARKET SOVEREIGN - 0.4%
State of Qatar, 9.75%, 2030                                                           $    190,000                 $    291,175
United Mexican States, 6.625%, 2015 ^                                                      102,000                      110,823
United Mexican States, 8.125%, 2019                                                        207,000                      250,988
                                                                                                                   ------------
                                                                                                                   $    652,986
                                                                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.3%
Development Bank of Japan, 1.4%, 2012                                              JPY  29,000,000                 $    260,686
Development Bank of Japan, 1.6%, 2014 ^                                            JPY 240,000,000                    2,163,763
                                                                                                                   ------------
                                                                                                                   $  2,424,449
                                                                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN - 25.8%
Canada Housing Trust, 4.65%, 2009                                                  CAD   1,020,000                 $    911,728
Federal Republic of Germany, 3.5%, 2008                                            EUR   1,130,000                    1,397,326
Federal Republic of Germany, 5.25%, 2010                                           EUR     531,000                      710,153
Federal Republic of Germany, 3.75%, 2015                                           EUR   1,317,000                    1,662,035
Federal Republic of Germany, 6.25%, 2024                                           EUR   1,201,000                    1,980,729
Federal Republic of Germany, 6.25%, 2030                                           EUR   1,582,000                    2,721,223
Government of Australia, 6.25%, 2015                                               AUD     435,000                      353,578
Government of Canada, 4.5%, 2015                                                   CAD     589,000                      528,538
Government of New Zealand, 6.5%, 2013 ^                                            NZD   4,393,000                    3,161,587
Government of New Zealand, 6%, 2015 ^                                              NZD   1,002,000                      700,534
Kingdom of Belgium, 3.75%, 2009                                                    EUR   1,022,000                    1,277,007
Kingdom of Belgium, 5%, 2012                                                       EUR     618,000                      839,799
Kingdom of Netherlands, 5.75%, 2007                                                EUR     554,000                      696,724
Kingdom of Netherlands, 5%, 2012                                                   EUR     551,219                      746,611
Kingdom of Norway, 6.5%, 2013                                                      NOK  10,076,000                    1,854,005
Kingdom of Norway, 5%, 2015                                                        NOK   2,055,000                      350,073
Kingdom of Spain, 6%, 2008                                                         EUR   1,630,000                    2,115,919
Kingdom of Spain, 5.35%, 2011                                                      EUR   1,688,000                    2,309,833
Kingdom of Sweden, 4%, 2020                                                        SEK   4,201,191                      733,979
Quebec Province, 1.6%, 2013                                                        JPY 178,000,000                    1,603,631
Republic of Austria, 5%, 2012                                                      EUR   1,529,000                    2,073,395
Republic of Finland, 3%, 2008                                                      EUR   1,955,000                    2,383,987
Republic of Finland, 5.375%, 2013                                                  EUR     369,000                      516,462
Republic of France, 4.75%, 2007                                                    EUR   2,435,000                    3,047,406
Republic of France, 3%, 2012                                                       EUR     514,624                      711,545
Republic of France, 4.75%, 2012                                                    EUR     885,000                    1,187,324
Republic of France, 6%, 2025                                                       EUR     710,000                    1,155,679
Republic of Ireland, 4.25%, 2007                                                   EUR   1,954,000                    2,434,602
Republic of Ireland, 4.6%, 2016                                                    EUR     173,000                      233,974
United Kingdom Treasury, 5.75%, 2009                                               GBP   2,460,000                    4,590,473
United Kingdom Treasury, 8%, 2015                                                  GBP     975,000                    2,245,277
                                                                                                                   ------------
                                                                                                                   $ 47,235,136
                                                                                                                   ------------
MUNICIPALS - 0.8%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015                                 $    535,000                 $    585,451
Massachusetts State Water Resources Authority, "A", MBIA, 5.25%, 2015                      220,000                      245,362
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems
Rev., "D", 5%, 2037                                                                        575,000                      597,810
                                                                                                                   ------------
                                                                                                                   $  1,428,623
                                                                                                                   ------------
SUPRANATIONAL - 0.6%
Inter-American Development Bank, 1.9%, 2009                                        JPY 124,000,000                 $  1,149,268
                                                                                                                   ------------
U.S. GOVERNMENT AGENCIES - 1.9%
Aid to Egypt, 4.5%, 2015                                                              $     84,000                 $     82,738
Fannie Mae, 4.25%, 2007                                                                  2,139,000                    2,125,469
Freddie Mac, 4.2%, 2007                                                                    757,000                      750,574
Small Business Administration, 4.76%, 2035                                                 470,000                      463,467
                                                                                                                   ------------
                                                                                                                   $  3,422,248
                                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 2.1%
U.S. Treasury Bonds, 6.25%, 2030                                                      $    458,000                 $    568,689
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                                    245,641                      262,798
U.S. Treasury Notes, 4.25%, 2013                                                           306,000                      304,673
U.S. Treasury Notes, 4%, 2015                                                              752,000                      732,025
U.S. Treasury Notes, TIPS, 3%, 2012                                                      1,002,932                    1,091,393
U.S. Treasury Notes, TIPS, 2%, 2014 ###                                                    871,248                      889,388
                                                                                                                   ------------
                                                                                                                   $  3,848,966
                                                                                                                   ------------
Total Bonds                                                                                                        $ 63,659,825
                                                                                                                   ------------

ISSUER                                                                                      SHARES                        VALUE

PREFERRED STOCK - 0.3%

CHEMICALS - 0.3%
Henkel KGaA                                                                                  6,150                 $    559,469

ISSUER                                                                                  PAR AMOUNT                        VALUE
COLLATERAL FOR SECURITIES LOANED - 7.9%
Morgan Stanley Repurchase Agreement, 3.96%, dated 9/30/05, due 10/03/05, total to be received $11,625,537(secured by various U.S. Treasury and
Federal Agency obligations in an individually traded account)                         $ 11,624,259                 $ 11,624,259

ISSUER                                                                                      SHARES                        VALUE
Navigator Securities Lending Prime Portfolio, at Net Asset Value                         2,869,346                    2,869,346
                                                                                                                   ------------
Total Collateral for Securities Loaned                                                                             $ 14,493,605
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE
SHORT-TERM OBLIGATIONS - 4.7%
Alpine Securitization Corp., 3.88%, due 10/03/05<@                                    $  7,326,000                 $  7,324,421
New Center Asset Trust, 3.89%, due 10/03/05<                                             1,170,000                    1,169,747
                                                                                                                   ------------
Total Short-Term Obligations                                                                                       $  8,494,168
                                                                                                                   ============
Total Investments ~                                                                                                $197,771,181
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (8.2)%                                                                             (14,915,873)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $182,855,308
                                                                                                                   ------------

     @ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
       Act of 1933.
(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     * Non-income producing security.
    ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
    ## SEC Rule 144A restriction.
   ### All or a portion of the security has been segregated as collateral for an open futures contract.
     ^ All or a portion of this security is on loan.
     ~ As of September 30, 2005, the series had one security representing $572,186 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     < The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA = MBIA Insurance Corp.
TIPS = Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:


COUNTRY WEIGHTINGS
-------------------------------------
United States                   32.7%
-------------------------------------
Great Britain                   11.6%
-------------------------------------
France                           9.9%
-------------------------------------
Japan                            8.7%
-------------------------------------
Germany                          6.1%
-------------------------------------
Spain                            4.0%
-------------------------------------
Canada                           2.8%
-------------------------------------
Switzerland                      2.6%
-------------------------------------
New Zealand                      2.4%
-------------------------------------
Other                           19.2%
-------------------------------------


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL TOTAL RETURN SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $177,361,708
                                                                            ============
Gross unrealized appreciation                                               $ 23,586,484
Gross unrealized depreciation                                                 (3,177,011)
                                                                            ------------
Net unrealized appreciation (depreciation)                                  $ 20,409,473
                                                                            ============

(2) FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts Sales and Purchases in the table below are netted by currency.

                                                                                                            NET UNREALIZED
              CONTRACTS TO                                                                   CONTRACTS      APPRECIATION
              DELIVER/RECEIVE               SETTLEMENT DATE             IN EXCHANGE FOR      AT VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
SALES
-----
AUD               5,423,823              10/05/05 - 12/07/05          $  4,127,162         $  4,135,605       $   (8,443)
CAD                 130,452                    10/04/05                    111,426              112,355             (929)
DKK                 397,792                    11/15/05                     65,000               64,227              773
EUR              13,182,188              10/04/05 - 12/05/05            16,012,881           15,875,150          137,731
GBP               2,364,094                    11/02/05                  4,246,789            4,166,029           80,760
JPY           1,706,363,081              10/04/05 - 11/22/05            15,101,586           15,031,143           70,443
NOK               7,079,232              11/16/05 - 6/08/06              1,107,876            1,084,034           23,842
NZD              10,720,030              10/05/05 - 12/07/05             7,378,799            7,409,905          (31,106)
SEK               8,304,772                    10/17/05                  1,117,961            1,071,654           46,307
                                                                      ------------        -------------       ----------
                                                                      $ 49,269,480        $  48,950,102       $  319,378
                                                                      ============        =============       ==========

PURCHASES
---------
AUD               5,425,151              10/05/05 - 12/07/05          $  4,147,358         $  4,134,106       $  (13,252)
CAD                 260,904              10/04/05 - 10/26/05               221,497              224,777            3,280
DKK               4,403,223                    11/15/05                    726,577              710,940          (15,637)
EUR               8,184,172              10/04/05 - 11/22/05            10,011,352           9,847,375          (163,977)
GBP                 684,124                    11/02/05                  1,227,844            1,205,570          (22,274)
JPY           3,215,123,486              10/04/05 - 11/22/05            28,812,235           28,389,762         (422,473)
NOK               2,380,751                    11/22/05                    365,538              364,167           (1,371)
NZD               5,307,173                    10/05/05                  3,677,340            3,678,398            1,058
SEK              12,930,973              10/06/05 - 10/24/05             1,721,296            1,668,417          (52,879)
                                                                      ------------        -------------       ----------
                                                                      $ 50,911,037        $  50,223,512       $ (687,525)
                                                                      ============        =============       ==========

At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $18,023 with Goldman Sachs & Co. and a net payable of $58,631 with Merrill Lynch
International.

At September 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


FUTURES CONTRACTS
                                                                                                           UNREALIZED
                                                                                        EXPIRATION         APPRECIATION
                                              CONTRACTS                VALUE               DATE           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year (Long)             2                   2,423,415           Dec-05           $    (40,286)


 At September 30, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE
UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT
OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Government Securities Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Government Securities Series

ISSUER                                                                                  PAR AMOUNT                        VALUE
BONDS - 98.1%

AGENCY - OTHER - 5.6%
Financing Corp., 9.4%, 2018                                                           $  5,475,000                 $  7,778,239
Financing Corp., 9.8%, 2018                                                              7,760,000                   11,348,790
Financing Corp., 10.35%, 2018                                                            7,065,000                   10,749,885
Resolution Funding Corp., 8.875%, 2020                                                   6,000,000                    8,502,870
                                                                                                                   ------------
                                                                                                                   $ 38,379,784
                                                                                                                   ------------
ASSET BACKED & SECURITIZED - 0.1%
Freddie Mac, 3.108%, 2035                                                             $    648,161                 $    643,901
                                                                                                                   ------------
MORTGAGE BACKED - 48.9%
Fannie Mae, 4.79%, 2012                                                               $  6,259,642                 $  6,246,637
Fannie Mae, 4.73%, 2012                                                                    721,367                      716,975
Fannie Mae, 5%, 2013 - 2019                                                             31,814,340                   31,768,980
Fannie Mae, 4.8%, 2013                                                                     615,219                      613,776
Fannie Mae, 4.845%, 2013                                                                 1,826,178                    1,823,524
Fannie Mae, 5.06%, 2013                                                                    721,283                      729,334
Fannie Mae, 4.65%, 2013                                                                  1,701,676                    1,681,760
Fannie Mae, 4.45%, 2014                                                                  2,183,127                    2,129,325
Fannie Mae, 4.771%, 2014                                                                 4,373,046                    4,363,723
Fannie Mae, 4.6%, 2014                                                                     879,172                      865,356
Fannie Mae, 4.667%, 2014                                                                 5,312,163                    5,261,583
Fannie Mae, 4.518%, 2014                                                                 1,144,944                    1,123,335
Fannie Mae, 4.846%, 2014                                                                 6,169,797                    6,178,731
Fannie Mae, 5.1%, 2014                                                                     939,205                      953,024
Fannie Mae, 4.82%, 2014 - 2015                                                           2,481,244                    2,469,754
Fannie Mae, 4.62%, 2015                                                                  1,585,560                    1,559,695
Fannie Mae, 4.69%, 2015                                                                    625,046                      617,702
Fannie Mae, 4.85%, 2015                                                                    624,266                      623,598
Fannie Mae, 4.56%, 2015                                                                  1,134,897                    1,111,498
Fannie Mae, 4.665%, 2015                                                                   765,944                      755,581
Fannie Mae, 4.7%, 2015                                                                     878,368                      868,501
Fannie Mae, 4.89%, 2015                                                                    616,213                      617,258
Fannie Mae, 4.74%, 2015                                                                    700,000                      692,209
Fannie Mae, 4.87%, 2015                                                                    658,483                      658,647
Fannie Mae, 4.925%, 2015                                                                 2,450,642                    2,465,525
Fannie Mae, 6%, 2016 - 2034                                                             13,313,339                   13,683,175
Fannie Mae, 6.5%, 2016 - 2032                                                           20,229,189                   20,863,714
Fannie Mae, 4.996%, 2017                                                                 2,378,328                    2,404,982
Fannie Mae, 7.5%, 2017 - 2031                                                            2,243,990                    2,377,565
Fannie Mae, 5.5%, 2017 - 2035                                                           84,745,009                   84,998,227
Fannie Mae, 4.5%, 2019                                                                  33,697,539                   33,021,397
Fannie Mae, 4.88%, 2020                                                                    684,494                      685,251
Fannie Mae, 5.9959%, 2020                                                                   10,207                       10,207
Freddie Mac, 4.5%, 2013 - 2015                                                           4,187,566                    4,172,754
Freddie Mac, 4.375%, 2015                                                                4,983,668                    4,903,547
Freddie Mac, 5.5%, 2025 - 2034                                                          33,114,012                   33,167,621
Freddie Mac, 7.5%, 2027                                                                    160,436                      170,560
Freddie Mac, 7%, 2032                                                                    1,036,970                    1,083,569
Freddie Mac, 6.5%, 2032                                                                  6,512,868                    6,704,026
Freddie Mac, 6%, 2034 - 2035                                                            34,318,820                   34,921,334
Ginnie Mae, 5.5%, 2033 - 2034                                                           13,155,812                   13,286,365
                                                                                                                   ------------
                                                                                                                   $333,350,325
                                                                                                                   ------------
U.S. GOVERNMENT AGENCIES - 20.6%
Aid to Israel, 5.5%, 2023                                                             $  7,403,000                 $  7,924,364
Aid to Israel, 0%, 2024                                                                  9,624,000                    3,798,179
Aid to Lebanon, 7.62%, 2009                                                              4,243,279                    4,466,051
Aid to Peru, 9.98%, 2008                                                                 1,637,851                    1,745,081
Aid-Egypt, 4.45%, 2015                                                                   3,299,000                    3,249,449
Empresa Energetica Cornito Ltd., 6.07%, 2010                                             6,166,000                    6,353,200
Fannie Mae, 4.25%, 2009                                                                  7,277,000                    7,218,398
Freddie Mac, 4.2%, 2007                                                                  7,706,000                    7,640,584
Freddie Mac, 7%, 2010                                                                    8,626,000                    9,481,346
Freddie Mac, 4.875%, 2013                                                                6,000,000                    6,097,200
Overseas Private Investment Corp., 0%, 2007                                              3,481,289                    3,498,010
Small Business Administration, 8.4%, 2007                                                    6,289                        6,400
Small Business Administration, 9.65%, 2007                                                  10,800                       11,041
Small Business Administration, 10.05%, 2009                                                 16,402                       17,180
Small Business Administration, 9.05%, 2009                                                  13,264                       13,925
Small Business Administration, 8.7%, 2009                                                  199,158                      208,016
Small Business Administration, 6.35%, 2021                                               3,087,227                    3,265,820
Small Business Administration, 6.34%, 2021                                               2,910,084                    3,079,044
Small Business Administration, 6.44%, 2021                                               3,463,358                    3,675,779
Small Business Administration, 6.625%, 2021                                              3,634,312                    3,903,620
Small Business Administration, 6.07%, 2022                                               2,843,600                    2,991,091
Small Business Administration, 4.98%, 2023                                               1,832,344                    1,847,547
Small Business Administration, 4.89%, 2023                                               4,747,686                    4,766,350
Small Business Administration, 4.72%, 2024                                               4,653,884                    4,629,184
Small Business Administration, 4.34%, 2024                                               2,547,310                    2,477,587
Small Business Administration, 4.77%, 2024                                               3,537,519                    3,528,868
Small Business Administration, 5.52%, 2024                                               2,638,965                    2,726,028
Small Business Administration, 5.19%, 2024                                               2,783,340                    2,832,128
Small Business Administration, 4.99%, 2024                                               2,975,141                    2,997,522
Small Business Administration, 4.86%, 2024                                               2,306,177                    2,308,887
Small Business Administration, 4.88%, 2024                                               2,103,848                    2,107,841
Small Business Administration, 4.87%, 2024                                               2,730,356                    2,733,415
Small Business Administration, 5.11%, 2025                                               2,465,000                    2,496,343
Small Business Administration, 4.76%, 2025                                               3,972,000                    3,916,789
Tennessee Valley Authority STRIPS, 0%, 2042^^                                           12,573,000                    9,703,967
U.S. Department of Housing & Urban Development, 6.36%, 2016                              6,000,000                    6,477,276
U.S. Department of Housing & Urban Development, 6.59%, 2016                              5,744,000                    6,017,219
                                                                                                                   ------------
                                                                                                                   $140,210,729
                                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 22.9%
U.S. Treasury Bonds, 9.25%, 2016                                                      $    577,000                 $    807,101
U.S. Treasury Bonds, 6.875%, 2025                                                          504,000                      649,727
U.S. Treasury Bonds, 6%, 2026                                                            4,101,000                    4,836,617
U.S. Treasury Bonds, 6.25%, 2030                                                           579,000                      718,933
U.S. Treasury Bonds, 5.375%, 2031                                                        4,562,000                    5,110,863
U.S. Treasury Notes, 5.5%, 2008                                                         51,237,000                   52,790,096
U.S. Treasury Notes, 6.5%, 2010                                                         52,995,000                   57,743,829
U.S. Treasury Notes, TIPS, 3.375%, 2012                                                  4,492,443                    4,975,030
U.S. Treasury Notes, TIPS, 3.375%, 2007                                                 14,210,475                   14,696,189
U.S. Treasury Notes, TIPS, 2%, 2014 ###                                                 13,750,707                   14,036,996
                                                                                                                   ------------
                                                                                                                   $156,365,381
                                                                                                                   ------------
Total Bonds                                                                                                        $668,950,120
                                                                                                                   ============

REPURCHASE AGREEMENT - 1.2%
Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $8,157,582 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)                                       $  8,155,000                 $  8,155,000
                                                                                                                   ------------
Total Investments                                                                                                  $677,105,120
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                 4,481,827
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $681,586,947
                                                                                                                   ------------

 ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
### All or a portion of the security has been segregated as collateral for an open futures contract.

Abbreviations:
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIPS = Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GOVERNMENT SECURITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $ 676,796,021
                                                                           =============
Gross unrealized appreciation                                              $   8,760,456
Gross unrealized depreciation                                                 (8,451,357)
                                                                           -------------
Net unrealized appreciation (depreciation)                                 $     309,099
                                                                           =============

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS
                                                                                                         UNREALIZED
                                                                                     EXPIRATION          APPRECIATION
                                        CONTRACTS                    VALUE              DATE            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)            94                      $10,044,781          Dec-05             $  110,503
U.S. Treasury Note 10 yr (Long)            37                        4,067,109          Dec-05                (73,625)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   36,878
                                                                                                           ==========

 At September 30, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE
UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR
INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        High Yield Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - High Yield Series

ISSUER                                                                                  PAR AMOUNT                        VALUE
BONDS - 94.1%

ADVERTISING & BROADCASTING - 4.5%
Allbritton Communications Co., 7.75%, 2012                                            $  1,523,000                 $  1,511,545
DIRECTV Holdings LLC, 8.375%, 2013                                                         500,000                      545,625
DIRECTV Holdings LLC, 6.375%, 2015 ##                                                      815,000                      808,888
EchoStar DBS Corp., 6.375%, 2011                                                         2,550,000                    2,527,688
Emmis Operating Co., 6.875%, 2012                                                          755,000                      752,169
Granite Broadcasting Corp., 9.75%, 2010                                                    960,000                      878,400
Innova S. de R.L., 9.375%, 2013                                                          1,100,000                    1,248,500
Intelsat Ltd., 8.625%, 2015 ##                                                           1,110,000                    1,132,200
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                               1,590,000                    1,049,400
Lamar Media Corp., 7.25%, 2013                                                             760,000                      794,200
Lamar Media Corp., 6.625%, 2015 ##                                                         275,000                      279,813
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                      2,730,000                    1,883,700
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                  2,515,000                    2,439,550
Sirius Satellite Radio, Inc., 9.625%, 2013 ##                                              455,000                      436,800
                                                                                                                   ------------
                                                                                                                   $ 16,288,478
                                                                                                                   ------------
AEROSPACE - 0.6%
Argo-Tech Corp., 9.25%, 2011                                                          $    715,000                 $    757,900
BE Aerospace, Inc., 8.875%, 2011                                                           250,000                      262,500
TransDigm Holding Co., 8.375%, 2011                                                        960,000                    1,005,600
                                                                                                                   ------------
                                                                                                                   $  2,026,000
                                                                                                                   ------------
AIRLINES - 0.6%
Continental Airlines, Inc., 6.9%, 2017                                                $    375,693                 $    321,350
Continental Airlines, Inc., 6.748%, 2017                                                   370,734                      320,685
Continental Airlines, Inc., 6.795%, 2020                                                   646,888                      559,773
Continental Airlines, Inc., 7.566%, 2020                                                 1,175,869                    1,022,634
                                                                                                                   ------------
                                                                                                                   $  2,224,442
                                                                                                                   ------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                                      $    830,000                 $    917,150
Levi Strauss & Co., 9.75%, 2015                                                            625,000                      637,500
Quiksilver, Inc., 6.875%, 2015 ##                                                          255,000                      244,800
                                                                                                                   ------------
                                                                                                                   $  1,799,450
                                                                                                                   ------------
ASSET BACKED & SECURITIZED - 2.4%
Airplane Pass-Through Trust, "D", 10.875%, 2019 **                                    $    691,390                 $      2,074
Anthracite CDO Ltd., 6%, 2037 ##                                                         1,300,000                    1,140,750
Asset Securitization Corp., FRN, 8.2916%, 2026                                             754,009                      810,343
Commercial Mortgage Acceptance Corp., 5.44%, 2013 ##                                     2,700,000                    2,705,765
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                    1,100,000                    1,050,500
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                           855,000                      877,404
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9079%, 2034 ##                           882,000                      952,330
Mortgage Capital Funding, Inc., 7.214%, 2007                                             1,000,000                    1,037,090
                                                                                                                   ------------
                                                                                                                   $  8,576,256
                                                                                                                   ------------
AUTOMOTIVE - 4.6%
Affinia Group, Inc., 9%, 2014 ##                                                      $  1,110,000                 $    865,800
Delphi Corp., 6.5%, 2013                                                                 1,500,000                    1,005,000
Ford Motor Credit Co., 6.625%, 2008                                                      1,166,000                    1,139,622
Ford Motor Credit Co., 5.8%, 2009                                                          790,000                      737,134
General Motors Acceptance Corp., 6.125%, 2008                                              655,000                      632,450
General Motors Acceptance Corp., 5.85%, 2009                                             1,130,000                    1,052,237
General Motors Acceptance Corp., 6.75%, 2014                                             3,483,000                    3,029,667
General Motors Corp., 8.375%, 2033                                                       2,275,000                    1,774,500
INTERMET Corp., 9.75%, 2009 **                                                             760,000                      121,600
Lear Corp., 8.11%, 2009                                                                  1,080,000                    1,074,083
Lear Corp., 5.75%, 2014                                                                    870,000                      726,450
Metaldyne Corp., 11%, 2013 ##                                                            1,615,000                    1,405,050
Navistar International Corp., 7.5%, 2011                                                 1,850,000                    1,868,500
TRW Automotive, Inc., 9.375%, 2013                                                         773,000                      838,705
TRW Automotive, Inc., 11%, 2013                                                            465,000                      524,288
                                                                                                                   ------------
                                                                                                                   $ 16,795,086
                                                                                                                   ------------
BROADCAST & CABLE TV - 3.8%
Cablevision Systems Corp., 8%, 2012                                                   $    870,000                 $    843,900
CCH I LLC, 11%, 2015 ##                                                                  2,730,006                    2,648,106
CCO Holdings LLC, 8.75%, 2013                                                              665,000                      656,688
Charter Communications, Inc., 8.625%, 2009                                                 930,000                      790,500
Charter Communications, Inc., 9.92%, 2011                                                1,156,000                      835,210
Charter Communications, Inc., 8.375%, 2014 ##                                              590,000                      592,950
CSC Holdings, Inc., 8.125%, 2009                                                         1,645,000                    1,657,338
CSC Holdings, Inc., 7%, 2012 ##                                                          1,085,000                    1,025,325
FrontierVision Holdings LP, 11.875%, 2007 **                                               290,000                      371,200
FrontierVision Holdings LP, "B", 11.875%, 2007 **                                          430,000                      550,400
FrontierVision Operating Partners LP, 11%, 2006 **                                       1,060,000                    1,441,600
Mediacom Broadband LLC, 9.5%, 2013                                                       1,245,000                    1,235,663
Rogers Cable, Inc., 8.75%, 2032                                                            785,000                      896,863
Videotron Telecomm, 6.375%, 2015 ##                                                        215,000                      214,463
                                                                                                                   ------------
                                                                                                                   $ 13,760,206
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 0.2%
Refco Finance Holdings LLC, 9%, 2012                                                  $    517,000                 $    562,238
                                                                                                                   ------------
BUILDING - 0.9%
Interface, Inc., 10.375%, 2010                                                        $    943,000                 $  1,018,440
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                        1,147,000                      642,320
Nortek Holdings, Inc., 8.5%, 2014                                                          785,000                      722,200
Texas Industries, Inc., 7.25%, 2013 ##                                                     780,000                      811,200
                                                                                                                   ------------
                                                                                                                   $  3,194,160
                                                                                                                   ------------
BUSINESS SERVICES - 2.0%
Iron Mountain, Inc., 8.625%, 2013                                                     $    535,000                 $    560,413
Iron Mountain, Inc., 7.75%, 2015                                                           890,000                      903,350
Iron Mountain, Inc., 6.625%, 2016                                                          620,000                      582,800
Lucent Technologies, Inc., 5.5%, 2008                                                      800,000                      794,000
Lucent Technologies, Inc., 6.45%, 2029                                                     395,000                      345,625
Northern Telecom Corp., 6.875%, 2023                                                       685,000                      637,050
Northern Telecom Corp., 7.875%, 2026                                                       425,000                      416,500
Xerox Corp., 7.625%, 2013                                                                2,710,000                    2,879,375
                                                                                                                   ------------
                                                                                                                   $  7,119,113
                                                                                                                   ------------
CHEMICALS - 4.7%
ARCO Chemical Co., 9.8%, 2020                                                         $    885,000                 $    998,944
BCP Crystal Holdings Corp., 9.625%, 2014                                                   693,000                      770,963
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                    348,000                      247,080
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                1,917,000                    1,341,900
Equistar Chemicals LP, 10.625%, 2011                                                       680,000                      741,200
Hercules, Inc., 6.75%, 2029                                                              1,150,000                    1,127,000
Huntsman International LLC, 10.125%, 2009                                                1,161,000                    1,194,379
Huntsman International LLC, 7.375%, 2015 ##                                              1,095,000                    1,048,463
IMC Global, Inc., 10.875%, 2013                                                            565,000                      666,700
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                            1,625,000                    1,109,063
Kronos International, Inc., 8.875%, 2009                                           EUR      70,000                       88,783
Lyondell Chemical Co., 9.5%, 2008                                                     $    730,000                      764,675
Lyondell Chemical Co., 11.125%, 2012                                                       750,000                      836,250
Nalco Co., 7.75%, 2011                                                                     470,000                      480,575
Nalco Co., 8.875%, 2013                                                                    360,000                      369,450
Nell AF S.a.r.L., 8.375%, 2015 ##                                                          485,000                      474,088
NOVA Chemicals Corp., 6.5%, 2012                                                         1,095,000                    1,063,519
Resolution Performance Products LLC, 13.5%, 2010                                           760,000                      807,500
Rhodia S.A., 8.875%, 2011                                                                2,105,000                    1,989,225
Rockwood Specialties Group, Inc., 10.625%, 2011                                            725,000                      790,250
Rockwood Specialties Group, Inc., 7.5%, 2014 ##                                            395,000                      383,150
                                                                                                                   ------------
                                                                                                                   $ 17,293,157
                                                                                                                   ------------
CONSTRUCTION - 1.6%
Beazer Homes USA, Inc., 6.875%, 2015 ##                                               $  1,260,000                 $  1,222,200
D.R. Horton, Inc., 8%, 2009                                                              1,400,000                    1,501,325
Technical Olympic USA, Inc., 9%, 2010                                                      435,000                      450,225
Technical Olympic USA, Inc., 7.5%, 2011                                                    310,000                      290,625
Technical Olympic USA, Inc., 7.5%, 2015                                                    840,000                      760,200
WCI Communities, Inc., 7.875%, 2013                                                      1,145,000                    1,130,688
WCI Communities, Inc., 6.625%, 2015                                                        625,000                      565,625
                                                                                                                   ------------
                                                                                                                   $  5,920,888
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 2.6%
Bombardier Recreational
Products, Inc., 8.375%, 2013                                                          $    885,000                 $    927,038
Church & Dwight Co., Inc., 6%, 2012                                                      1,170,000                    1,140,750
GEO Group, Inc., 8.25%, 2013                                                               435,000                      432,825
Integrated Electrical Services, Inc., 9.375%, 2009                                       1,100,000                      902,000
Revlon Consumer Products Corp., 9.5%, 2011                                               1,210,000                    1,140,425
Safilo Capital International S.A., 9.625%, 2013 ##                                 EUR   1,765,000                    2,397,729
Samsonite Corp., 8.875%, 2011                                                         $  1,145,000                    1,216,563
Service Corp. International, 7%, 2017 ##                                                 1,205,000                    1,217,050
                                                                                                                   ------------
                                                                                                                   $  9,374,380
                                                                                                                   ------------
CONTAINERS - 2.0%
Crown European Holdings S.A., 9.5%, 2011                                              $    495,000                 $    542,025
Crown European Holdings S.A., 10.875%, 2013                                              1,560,000                    1,809,600
Greif, Inc., 8.875%, 2012                                                                1,160,000                    1,244,100
Huntsman Packaging Corp., 13%, 2010                                                        270,000                      128,250
Owens-Brockway Glass
Container, Inc., 8.25%, 2013                                                             1,135,000                    1,180,400
Owens-Illinois, Inc., 7.8%, 2018                                                         1,142,000                    1,147,710
Plastipak Holdings, Inc., 10.75%, 2011                                                     705,000                      768,450
Pliant Corp., 11.625%, 2009 #                                                              123,392                      129,562
Pliant Corp., 13%, 2010                                                                    836,000                      397,100
                                                                                                                   ------------
                                                                                                                   $  7,347,197
                                                                                                                   ------------
DEFENSE ELECTRONICS - 0.5%
L-3 Communications Holdings, Inc., 6.125%, 2014                                       $  1,295,000                 $  1,282,050
L-3 Communications Holdings, Inc., 5.875%, 2015                                            725,000                      701,438
                                                                                                                   ------------
                                                                                                                   $  1,983,488
                                                                                                                   ------------
ELECTRONICS - 0.5%
Flextronics International Ltd., 6.5%, 2013                                            $  1,590,000                 $  1,621,800
Magnachip Semiconductor S.A., 8%, 2014                                                     155,000                      142,600
                                                                                                                   ------------
                                                                                                                   $  1,764,400
                                                                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
Gazprom OAO, 9.625%, 2013 ##                                                          $    610,000                 $    753,350
Gazprom OAO, 8.625%, 2034 ##                                                             1,120,000                    1,472,800
                                                                                                                   ------------
                                                                                                                   $  2,226,150
                                                                                                                   ------------
EMERGING MARKET SOVEREIGN - 0.5%
Federal Republic of Brazil, 8.875%, 2019                                              $    591,000                 $    641,826
Republic of Panama, 9.375%, 2029                                                           221,000                      280,670
Russian Ministry of Finance, 12.75%, 2028                                                  486,000                      916,013
                                                                                                                   ------------
                                                                                                                   $  1,838,509
                                                                                                                   ------------
ENERGY - INDEPENDENT - 2.6%
Belden & Blake Corp., 8.75%, 2012                                                     $    885,000                 $    924,825
Chesapeake Energy Corp., 7%, 2014                                                        1,433,000                    1,504,650
Chesapeake Energy Corp., 6.375%, 2015                                                    1,090,000                    1,095,450
Chesapeake Energy Corp., 6.875%, 2016                                                    1,145,000                    1,173,625
Clayton Williams Energy, Inc., 7.75%, 2013 ##                                              690,000                      674,475
Encore Acquisition Co., 6.25%, 2014                                                         35,000                       34,825
Encore Acquisition Co., 6%, 2015 ##                                                        455,000                      445,900
Kerr-McGee Corp., 6.95%, 2024                                                            1,175,000                    1,217,534
Newfield Exploration Co., 6.625%, 2014                                                     815,000                      847,600
Plains Exploration & Production Co., 7.125%, 2014                                        1,160,000                    1,220,900
Pogo Producing Co., 6.875%, 2017 ##                                                        405,000                      410,569
                                                                                                                   ------------
                                                                                                                   $  9,550,353
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.3%
Amerada Hess Corp., 7.3%, 2031                                                        $    940,000                 $  1,096,653
                                                                                                                   ------------
ENTERTAINMENT - 1.4%
AMC Entertainment, Inc., 9.5%, 2011                                                   $    766,000                 $    727,700
AMC Entertainment, Inc., 8.625%, 2012                                                    1,470,000                    1,477,350
Intrawest Corp., 7.5%, 2013                                                                345,000                      353,194
Loews Cineplex Entertainment Corp., 9%, 2014                                             1,185,000                    1,152,413
Six Flags, Inc., 9.75%, 2013                                                             1,260,000                    1,241,100
                                                                                                                   ------------
                                                                                                                   $  4,951,757
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.2%
Burns, Philp & Co. Ltd., 9.75%, 2012                                                  $  1,315,000                 $  1,472,800
Michael Foods, Inc., 8%, 2013                                                              990,000                    1,011,038
Smithfield Foods, Inc., 7%, 2011                                                         1,240,000                    1,264,800
United Biscuits Finance PLC, 10.625%, 2011                                         EUR     600,000                      779,026
                                                                                                                   ------------
                                                                                                                   $  4,527,664
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 4.4%
Abitibi-Consolidated, Inc., 8.55%, 2010                                               $  2,225,000                 $  2,263,938
Buckeye Technologies, Inc., 8.5%, 2013                                                   1,165,000                    1,182,475
Georgia-Pacific Corp., 9.375%, 2013                                                      3,030,000                    3,378,450
Georgia-Pacific Corp., 7.75%, 2029                                                         900,000                      965,250
Graphic Packaging International Corp., 9.5%, 2013                                        1,660,000                    1,560,400
Jefferson Smurfit Corp., 8.25%, 2012                                                     1,120,000                    1,052,800
JSG Funding LLC, 11.5%, 2015 #,##                                                  EUR   1,736,228                    1,857,692
MDP Acquisitions PLC, 9.625%, 2012                                                    $  1,145,000                    1,150,725
Norske Skog Canada Ltd., 8.625%, 2011                                                    1,055,000                    1,060,275
Norske Skog Canada Ltd., 7.375%, 2014                                                      770,000                      731,500
Stone Container Corp., 7.375%, 2014                                                        855,000                      760,950
                                                                                                                   ------------
                                                                                                                   $ 15,964,455
                                                                                                                   ------------
GAMING & LODGING - 6.5%
Aztar Corp., 7.875%, 2014                                                             $    955,000                 $    997,975
Boyd Gaming Corp., 6.75%, 2014                                                           1,585,000                    1,590,944
Caesars Entertainment, Inc., 8.875%, 2008                                                  425,000                      464,844
Caesars Entertainment, Inc., 8.125%, 2011                                                2,100,000                    2,338,875
GTECH Holdings Corp., 5.25%, 2014                                                          875,000                      757,701
Host Marriott LP, 7.125%, 2013                                                           1,410,000                    1,439,963
Host Marriott LP, 6.375%, 2015                                                           1,205,000                    1,168,850
Mandalay Resort Group, 9.375%, 2010                                                      1,085,000                    1,196,213
MGM Mirage, Inc., 8.5%, 2010                                                             1,165,000                    1,266,938
MGM Mirage, Inc., 8.375%, 2011                                                           2,225,000                    2,391,875
MGM Mirage, Inc., 5.875%, 2014                                                             485,000                      460,750
Penn National Gaming, Inc., 6.75%, 2015                                                    285,000                      279,300
Pinnacle Entertainment, Inc., 8.25%, 2012                                                1,055,000                    1,055,000
Pinnacle Entertainment, Inc., 8.75%, 2013                                                  300,000                      309,000
Royal Caribbean Cruises Ltd., 6.875%, 2013                                               2,345,000                    2,432,938
Scientific Games Corp., 6.25%, 2012                                                        710,000                      706,450
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                  2,560,000                    2,790,400
Station Casinos, Inc., 6.5%, 2014                                                          820,000                      820,000
Station Casinos, Inc., 6.8 75%, 2016 ##                                                     80,000                       81,100
Wynn Las Vegas LLC, 6.625%, 2014                                                         1,120,000                    1,071,000
                                                                                                                   ------------
                                                                                                                   $ 23,620,116
                                                                                                                   ------------
INDUSTRIAL - 2.9%
Acco Brands Corp., 7.625%, 2015 ##                                                    $    480,000                 $    475,200
Amsted Industries, Inc., 10.25%, 2011 ##                                                 1,255,000                    1,367,950
Da-Lite Screen Co., Inc., 9.5%, 2011                                                       975,000                    1,028,625
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                        1,410,000                    1,406,475
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                               2,735,000                    2,023,900
Knowledge Learning Corp., 7.75%, 2015 ##                                                   725,000                      710,500
Milacron Escrow Corp., 11.5%, 2011                                                       1,580,000                    1,548,400
Valmont Industries, Inc., 6.875%, 2014                                                   1,160,000                    1,183,200
Wesco Distribution, Inc., 7.5%, 2017 ##                                                    965,000                      962,588
                                                                                                                   ------------
                                                                                                                   $ 10,706,838
                                                                                                                   ------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
AXIS Capital Holdings Ltd., 5.75%, 2014                                               $    795,000                 $    788,911
Marsh & McLennan Cos., Inc., 5.75%, 2015                                                   631,000                      624,399
                                                                                                                   ------------
                                                                                                                   $  1,413,310
                                                                                                                   ------------
MACHINERY & TOOLS - 1.6%
Case Corp., 7.25%, 2016                                                               $    420,000                 $    403,200
Case New Holland, Inc., 9.25%, 2011                                                      1,400,000                    1,480,500
JLG Industries, Inc., 8.25%, 2008                                                          935,000                      986,425
Terex Corp., 10.375%, 2011                                                                 760,000                      813,200
Terex Corp., 9.25%, 2011                                                                   400,000                      430,000
Terex Corp., 7.375%, 2014                                                                  420,000                      424,200
United Rentals, Inc., 6.5%, 2012                                                           785,000                      757,525
United Rentals, Inc., 7.75%, 2013                                                          590,000                      569,350
                                                                                                                   ------------
                                                                                                                   $  5,864,400
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.7%
AmerisourceBergen Corp., 5.875%, 2015 ##                                              $  1,165,000                 $  1,150,438
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                         2,135,000                    1,216,950
DaVita, Inc., 6.625%, 2013                                                                 740,000                      749,250
DaVita, Inc., 7.25%, 2015                                                                  865,000                      876,894
Extendicare Health Services, Inc., 6.875%, 2014                                          1,215,000                    1,196,775
Fisher Scientific International, Inc., 6.75%, 2014                                         250,000                      261,875
Fisher Scientific International, Inc., 6.125%, 2015 ##                                   1,180,000                    1,182,950
HCA, Inc., 7.875%, 2011                                                                  2,785,000                    2,985,044
HCA, Inc., 6.375%, 2015                                                                  3,335,000                    3,299,486
Healthsouth Corp., 7.625%, 2012                                                          1,045,000                      977,075
Lifecare Holdings, Inc., 9.25%, 2013 ##                                                  1,040,000                      894,400
Psychiatric Solutions, Inc., 7.75%, 2015 ##                                                490,000                      505,925
Select Medical Corp., 7.625%, 2015                                                       1,230,000                    1,177,725
Tenet Healthcare Corp., 9.875%, 2014                                                     1,040,000                    1,086,800
Tenet Healthcare Corp., 9.25%, 2015 ##                                                     975,000                      984,750
Triad Hospitals, Inc., 7%, 2013                                                          1,105,000                    1,118,813
U.S. Oncology, Inc., 10.75%, 2014                                                          995,000                    1,114,400
                                                                                                                   ------------
                                                                                                                   $ 20,779,550
                                                                                                                   ------------
MEDICAL EQUIPMENT - 0.4%
Warner Chilcott Corp., 8.75%, 2015 ##                                                 $  1,425,000                 $  1,368,000
                                                                                                                   ------------
METALS & MINING - 1.3%
Century Aluminum Co., 7.5%, 2014                                                      $  1,350,000                 $  1,390,500
Doe Run Resources Corp., 8.5%, 2008 #                                                      722,286                      577,828
Peabody Energy Corp., 5.875%, 2016                                                       1,565,000                    1,555,219
Russel Metals, Inc., 6.375%, 2014                                                        1,325,000                    1,291,875
                                                                                                                   ------------
                                                                                                                   $  4,815,422
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.2%
AmeriGas Partners LP, 7.25%, 2015 ##                                                  $    845,000                 $    883,025
                                                                                                                   ------------
NATURAL GAS - PIPELINE - 3.7%
ANR Pipeline Co., 9.625%, 2021                                                        $  1,215,000                 $  1,496,930
Colorado Interstate Gas Co., 5.95%, 2015 ##                                                450,000                      438,188
El Paso Energy Corp., 7.625%, 2010                                                       1,060,000                    1,102,160
El Paso Energy Corp., 7%, 2011                                                           2,475,000                    2,468,813
El Paso Energy Corp., 7.75%, 2013                                                        2,190,000                    2,288,550
Enterprise Products Operating LP, 6.375%, 2013                                             653,000                      684,711
Enterprise Products Operating LP, 5.6%, 2014                                             1,247,000                    1,242,612
Markwest Energy Partners LP, 6.875%, 2014 ##                                               860,000                      851,400
Pacific Energy Partners LP, 6.25%, 2015 ##                                                 470,000                      471,175
Transcontinental Gas Pipe Line Corp., 7%, 2011                                             750,000                      796,875
Williams Cos., Inc., 7.125%, 2011                                                        1,023,000                    1,071,593
Williams Cos., Inc., 7.75%, 2031                                                           380,000                      411,350
                                                                                                                   ------------
                                                                                                                   $ 13,324,357
                                                                                                                   ------------
NETWORK & TELECOM - 5.7%
AT&T Corp., 9.05%, 2011                                                               $    915,000                 $  1,030,519
AT&T Corp., 9.75%, 2031                                                                    625,000                      791,406
Cincinnati Bell, Inc., 8.375%, 2014                                                        820,000                      807,700
Citizens Communications Co., 9.25%, 2011                                                 1,601,000                    1,757,098
Citizens Communications Co., 6.25%, 2013                                                   920,000                      883,200
Citizens Communications Co., 9%, 2031                                                      370,000                      375,088
Eircom Funding PLC, 8.25%, 2013                                                            505,000                      547,925
Espirit Telecom Group PLC, 10.875%, 2008 **                                                200,000                            0
GCI, Inc., 7.25%, 2014                                                                     770,000                      744,975
Hawaiian Telecom, Inc., 9.75%, 2013 ##                                                     735,000                      749,700
Hawaiian Telecom, Inc., 12.5%, 2015 ##                                                     175,000                      176,750
MCI, Inc., 6.908%, 2007                                                                    925,000                      931,938
MCI, Inc., 7.688%, 2009                                                                    815,000                      845,563
Qwest Capital Funding, Inc., 7.25%, 2011                                                 1,390,000                    1,323,975
Qwest Corp., 7.875%, 2011                                                                1,675,000                    1,746,188
Qwest Corp., 8.875%, 2012                                                                1,625,000                    1,775,313
Qwest Services Corp., 13.5%, 2010                                                        3,920,000                    4,488,400
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                          1,620,000                    1,640,250
                                                                                                                   ------------
                                                                                                                   $ 20,615,988
                                                                                                                   ------------
OIL SERVICES - 1.1%
GulfMark Offshore, Inc., 7.75%, 2014                                                  $  1,190,000                 $  1,264,375
Hanover Compressor Co., 9%, 2014                                                         1,055,000                    1,172,369
Petroleum Geo-Services A.S.A., 10%, 2010                                                 1,300,000                    1,456,000
                                                                                                                   ------------
                                                                                                                   $  3,892,744
                                                                                                                   ------------
OILS - 0.6%
CITGO Petroleum Corp., 6%, 2011                                                       $  1,550,000                 $  1,550,000
Premcor Refining Group, Inc., 7.5%, 2015                                                   500,000                      535,000
                                                                                                                   ------------
                                                                                                                   $  2,085,000
                                                                                                                   ------------
POLLUTION CONTROL - 0.5%
Allied Waste North America, Inc., 6.5%, 2010                                          $  1,785,000                 $  1,733,681
Allied Waste North America, Inc., 7.875%, 2013                                             160,000                      163,200
                                                                                                                   ------------
                                                                                                                   $  1,896,881
                                                                                                                   ------------
PRECIOUS METALS & Minerals - 0.4%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                    $  1,415,000                 $  1,400,850
                                                                                                                   ------------
PRINTING & PUBLISHING - 2.4%
Cenveo, Inc., 9.625%, 2012                                                            $    770,000                 $    825,825
Cenveo, Inc., 7.875%, 2013                                                                 525,000                      506,625
Dex Media East LLC, 12.125%, 2012                                                          715,000                      836,550
Dex Media, Inc., 0% to 2008, 9% to 2013                                                  3,710,000                    2,921,625
Hollinger, Inc., 12.875%, 2011 ##                                                          337,000                      368,594
Lighthouse International Co. S.A., 8%, 2014 ##                                     EUR     960,000                    1,220,474
MediaNews Group, Inc., 6.875%, 2013                                                   $  1,180,000                    1,171,150
PRIMEDIA, Inc., 8.875%, 2011                                                               210,000                      219,975
PRIMEDIA, Inc., 8%, 2013                                                                    25,000                       25,188
WDAC Subsidiary Corp., 8.375%, 2014 ##                                                     840,000                      812,700
                                                                                                                   ------------
                                                                                                                   $  8,908,706
                                                                                                                   ------------
RAILROAD & SHIPPING - 0.7%
Kansas City Southern Railway Co., 7.5%, 2009                                          $  1,795,000                 $  1,880,263
TFM S.A. de C.V., 9.375%, 2012 ##                                                          362,000                      390,960
TFM S.A. de C.V., 12.5%, 2012                                                              264,000                      306,240
                                                                                                                   ------------
                                                                                                                   $  2,577,463
                                                                                                                   ------------
RESTAURANTS - 0.3%
Carrols Holdings Corp., 9.5%, 2013 ##                                                 $  1,230,000                 $  1,248,450
                                                                                                                   ------------
RETAILERS - 2.5%
Buhrmann U.S., Inc., 7.875%, 2015                                                     $  1,195,000                 $  1,200,975
Couche-Tard, Inc., 7.5%, 2013                                                            1,820,000                    1,874,600
Dollar General Corp., 8.625%, 2010                                                       1,305,000                    1,466,494
Eye Care Centers of America, Inc., 10.75%, 2015 ##                                         620,000                      582,800
Finlay Fine Jewelry Corp., 8.375%, 2012                                                  1,400,000                    1,184,750
GSC Holdings Corp., 8%, 2012 ##                                                            645,000                      641,775
J.C. Penney Corp., Inc., 8%, 2010                                                          995,000                    1,087,038
Rite Aid Corp., 8.125%, 2010                                                             1,125,000                    1,147,500
                                                                                                                   ------------
                                                                                                                   $  9,185,932
                                                                                                                   ------------
SPECIALTY STORES - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013                                                 $  1,085,000                 $  1,109,413
                                                                                                                   ------------
Steel - 0.5%
AK Steel Holding Corp., 7.75%, 2012                                                   $  1,225,000                 $  1,130,063
Chaparral Steel Co., 10%, 2013 ##                                                          545,000                      574,975
                                                                                                                   ------------
                                                                                                                   $  1,705,038
                                                                                                                   ------------
SUPERMARKETS - 0.4%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 **                                    250,000                 $          0
Roundy's, Inc., 8.875%, 2012                                                             1,470,000                    1,624,350
                                                                                                                   ------------
                                                                                                                   $  1,624,350
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 3.3%
Alamosa Holdings, Inc., 12%, 2009                                                     $  1,167,000                 $  1,292,453
American Tower Corp., 7.125%, 2012                                                         470,000                      493,500
American Towers, Inc., 7.25%, 2011                                                         735,000                      780,938
Centennial Communications Corp., 10.125%, 2013                                             655,000                      736,875
Dobson Cellular Systems, Inc., 9.875%, 2012                                                320,000                      350,400
Dolphin Telecom PLC, 11.5%, 2008 **                                                      2,750,000                            0
Dolphin Telecom PLC, "B", 14%, 2009 **                                                   1,525,000                            0
HELLAS V, 8.5%, 2013                                                               EUR     100,000                      120,220
IWO Holdings, Inc., 7.3488%, 2012                                                     $    155,000                      161,200
Nextel Communications, Inc., 5.95%, 2014                                                 3,380,000                    3,459,994
Rogers Wireless, Inc., 6.375%, 2014                                                      1,380,000                    1,386,900
Rogers Wireless, Inc., 7.5%, 2015                                                          990,000                    1,066,725
Rural Cellular Corp., 9.875%, 2010                                                       1,090,000                    1,144,500
U.S. Unwired, Inc., 10%, 2012                                                              935,000                    1,075,250
                                                                                                                   ------------
                                                                                                                   $ 12,068,955
                                                                                                                   ------------
TIRE & RUBBER - 0.8%
Cooper Standard Automotive, Inc., 8.375%, 2014                                        $  1,310,000                 $  1,100,400
Goodyear Tire & Rubber Co., 9%, 2015 ##                                                  1,910,000                    1,881,350
                                                                                                                   ------------
                                                                                                                   $  2,981,750
                                                                                                                   ------------
TOBACCO - 0.5%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                     $  1,040,000                 $  1,066,000
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015 ##                                        865,000                      884,463
                                                                                                                   ------------
                                                                                                                   $  1,950,463
                                                                                                                   ------------
TRANSPORTATION - SERVICES - 0.7%
CHC Helicopter Corp., 7.375%, 2014                                                    $    785,000                 $    804,625
Stena AB, 9.625%, 2012                                                                     435,000                      471,975
Stena AB, 7%, 2016                                                                         951,000                      879,675
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                    400,000                      410,500
                                                                                                                   ------------
                                                                                                                   $  2,566,775
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 7.7%
AES Corp., 8.75%, 2013 ##                                                             $  1,985,000                 $  2,173,575
AES Corp., 9%, 2015 ##                                                                   1,010,000                    1,108,475
Allegheny Energy Supply Co. LLC, 8.25%, 2012 ##                                          1,255,000                    1,411,875
Calpine Corp., 8.5%, 2008                                                                1,005,000                      600,488
CMS Energy Corp., 8.5%, 2011                                                             1,450,000                    1,613,125
Dynegy Holdings, Inc., 9.875%, 2010 ##                                                     505,000                      550,450
Dynegy Holdings, Inc., 10.125%, 2013 ##                                                    645,000                      719,175
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                         317,000                      360,846
Enersis S.A., 7.375%, 2014                                                               1,058,000                    1,117,920
FirstEnergy Corp., 6.45%, 2011                                                           1,373,000                    1,461,922
Midwest Generation LLC, 8.75%, 2034                                                      1,970,000                    2,194,088
Mission Energy Holding Co., 13.5%, 2008                                                    325,000                      382,688
Nevada Power Co., 6.5%, 2012                                                               270,000                      280,125
Nevada Power Co., 5.875%, 2015                                                             690,000                      680,103
NorthWestern Corp., 5.875%, 2014                                                         1,245,000                    1,257,745
NRG Energy, Inc., 8%, 2013                                                               1,734,000                    1,846,710
PSEG Energy Holdings LLC, 8.625%, 2008                                                   1,485,000                    1,551,825
Reliant Energy, Inc., 6.75%, 2014                                                          210,000                      206,325
Reliant Resources, Inc., 9.25%, 2010                                                       435,000                      471,975
Reliant Resources, Inc., 9.5%, 2013                                                        635,000                      701,675
Sierra Pacific Power Co., 6.25%, 2012                                                      585,000                      595,238
Sierra Pacific Resources, 8.625%, 2014                                                     815,000                      898,334
TECO Energy, Inc., 7%, 2012                                                              1,060,000                    1,118,300
Tenaska Alabama Partners LP, 7%, 2021 ##                                                   506,294                      512,630
Texas Genco LLC, 6.875%, 2014 ##                                                         1,140,000                    1,159,950
TXU Corp., 5.55%, 2014                                                                   3,420,000                    3,246,698
                                                                                                                   ------------
                                                                                                                   $ 28,222,260
                                                                                                                   ------------
Total Bonds                                                                                                        $343,000,516
                                                                                                                   ------------
ISSUER                                                                                      SHARES                        VALUE

STOCKS - 1.1%

AUTOMOTIVE - 0.3%
Magna International, Inc., "A"                                                              16,400                 $  1,227,704
                                                                                                                   ------------
BROADCAST & CABLE TV - 0.3%
NTL, Inc.*                                                                                  12,547                 $    838,140
Telewest Global, Inc.*                                                                      13,918                      319,418
                                                                                                                   ------------
                                                                                                                   $  1,157,558
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0%
Corporacion Durango S.A. de C.V.*                                                           60,684                 $     42,315
                                                                                                                   ------------
METALS & MINING - 0%
Oxford Automotive*                                                                              21                 $          0
                                                                                                                   ------------
PHARMACEUTICALS - 0.2%
Merck & Co., Inc.                                                                           26,600                 $    723,786
                                                                                                                   ------------
PRINTING & PUBLISHING - 0%
Golden Books Family Entertainment, Inc.*                                                    17,708                 $          0
                                                                                                                   ------------
SPECIAL PRODUCTS & SERVICES - 0.2%
Sind Holdings, Inc.*                                                                         3,355                 $    590,480
                                                                                                                   ------------
SPECIALTY CHEMICALS - 0%
Sterling Chemicals, Inc.*                                                                       74                 $      1,776
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
Vodafone Group PLC, ADR                                                                     14,484                 $    376,149
                                                                                                                   ------------
TELEPHONE SERVICES - 0%
VersaTel Telecom International N.V.*                                                        20,520                 $     54,272
                                                                                                                   ------------
Total Stocks                                                                          $  4,174,040
                                                                                                                   ------------

CONVERTIBLE PREFERRED STOCK - 0.4%

AUTOMOTIVE - 0.4%
General Motors Corp., 5.25%                                                                 74,597                 $  1,289,036
                                                                                                                   ------------

PREFERRED STOCKS - 0.7%
BROADCAST & CABLE TV - 0.1%
Paxson Communications Corp., 14.25%                                                             58                 $    394,400
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 0%
Renaissance Cosmetics, Inc., 14% *                                                             852                 $          0
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.6%
PRIMEDIA, Inc., 8.625%                                                                      20,165                 $  2,026,583
                                                                                                                   ------------
REAL ESTATE - 0%
HRPT Properties Trust, "B", 8.75%                                                            1,225                 $     32,475
                                                                                                                   ------------
TELEPHONE SERVICES - 0%
PTV, Inc., "A", 10%                                                                             37                 $         63
                                                                                                                   ------------
Total Preferred Stocks                                                                                             $  2,453,521
                                                                                                                   ------------

ISSUER                                                           STRIKE PRICE     FIRST EXERCISE      SHARES         VALUE

WARRANTS - 0%
Cybernet Internet Services (Computer Software) *                      22.28           10/29/99           800       $          0
GT Group Telecom, Inc. (Telephone Services) *                          0.00            8/01/00         2,900                  0
Knology, Inc. (Network & Telecom) ##*                                  0.10           11/22/97           525                  0
Loral Space & Communications Ltd. (Business Services) *                0.14            1/28/97         1,000                  0
Loral Space & Communications Ltd. (Business Services) *                0.14            1/28/97         1,100                  0
Ono Finance (Broadcast & Cable TV) *                                   0.00            5/31/09         3,185                  0
Pliant Corp. (Containers) ##*                                          0.01            5/25/00           660                  7
Renaissance Cosmetics, Inc. (Consumer Goods & Services) *              0.01            8/08/96           689                  0
Sterling Chemicals, Inc. (Specialty Chemicals) *                      52.00           12/31/02           120                120
Thermadyne Holdings Corp. (Machinery & Tools) *                       20.78            5/29/03         6,594                989
XM Satellite Radio, Inc. (Broadcast & Cable TV) *                     45.24            9/16/00         1,030             73,130
XO Communications, Inc., "A" (Telephone Services) *                    6.25            5/27/03         1,302                456
XO Communications, Inc., "B" (Telephone Services) *                    7.50            5/27/03           976                234
XO Communications, Inc., "C" (Telephone Services) *                   10.00            5/27/03           976                215
                                                                                                                   ------------
Total Warrants                                                                                                     $     75,151
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE
SHORT-TERM OBLIGATION - 1.6%
New Center Asset Trust, 3.88%, due 10/03/05<                                          $  5,752,000                 $  5,750,760
                                                                                                                   ------------
Total Investments~                                                                                                 $356,743,024
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                                 7,676,888
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $364,419,912
                                                                                                                   ------------

 # Payment-in-kind security.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of September 30, 2005 the series had 14 securities representing $712,080 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
** Non income producing security - in default.
 * Non-income producing security.
## SEC Rule 144A restriction.
 + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered
   Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                                                            CURRENT          TOTAL %
                                                    ACQUISITION         ACQUISITION          MARKET          OF NET
SECURITY                                               DATE                 COST              VALUE          ASSETS
------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D", 10.875%, 2019      3/13/96              $691,390            $2,074           0.0%


Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

                     EUR= Euro
                     SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - HIGH YIELD SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                              $ 371,150,144
                                                                            =============
Gross unrealized depreciation                                                 (21,558,653)
Gross unrealized appreciation                                               $   7,151,533
                                                                            -------------
Net unrealized appreciation (depreciation)                                  $ (14,407,120)
                                                                            =============

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                       NET UNREALIZED
      CONTRACTS TO                                                                      CONTRACTS       APPRECIATION
    DELIVER/RECEIVE                    SETTLEMENT DATE          IN EXCHANGE FOR          AT VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
SALES
-----
EUR           9,804,180              10/04/2005-11/22/2005        $ 11,989,860          $ 11,803,282      $  186,578
SEK             671,040                   10/17/2005                    43,029                41,246           1,783
                                                                  ------------          ------------      ----------
                                                                  $ 12,032,889          $ 11,844,528      $  188,361
                                                                  ============          ============      ==========

PURCHASES
---------
EUR           4,970,014                   10/4/2005               $  6,015,973           $ 5,976,093      $  (39,880)
                                                                  ============          ============      ==========

At September 30, 2005 the series had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        International Value Series

------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - International Value Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 96.2%

AIRLINES - 0.9%
easyJet Airline Co. Ltd.*                                                                   82,170                 $    423,068
SANEF*                                                                                       2,650                      165,504
Thai Airways International Public Co. Ltd.                                                 451,300                      409,573
                                                                                                                   ------------
                                                                                                                   $    998,145
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC                                                                                  79,758                 $  1,146,160
                                                                                                                   ------------
APPAREL MANUFACTURERS - 1.3%
Impact 21 Co. Ltd.                                                                          23,400                 $    571,611
Sanyo Shokai Ltd.                                                                          124,400                      883,722
                                                                                                                   ------------
                                                                                                                   $  1,455,333
                                                                                                                   ------------
AUTOMOTIVE - 5.1%
Autoliv, Inc.^                                                                              19,000                 $    822,914
Bayerische Motoren Werke AG                                                                 17,970                      843,834
Compagnie Generale des
Etablissements Michelin^                                                                     9,200                      540,625
PSA Peugeot Citroen S.A.^                                                                   17,400                    1,181,883
Renault S.A.^                                                                                8,400                      795,761
Toyota Motor Corp.^                                                                         38,300                    1,753,169
                                                                                                                   ------------
                                                                                                                   $  5,938,186
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 13.6%
Aiful Corp.                                                                                 14,050                 $  1,176,193
BNP Paribas^                                                                                17,000                    1,292,666
Close Brothers Group PLC                                                                    18,880                      276,807
Credit Agricole S.A.^                                                                       67,663                    1,984,806
DEPFA Bank PLC                                                                              31,200                      500,741
DNB Holding A.S.A.^                                                                         63,360                      652,558
Hana Bank                                                                                   24,600                      907,619
Irish Life & Permanent PLC                                                                  39,460                      718,698
Joyo Bank                                                                                   68,000                      414,225
Kookmin Bank                                                                                 9,650                      568,735
Krung Thai Bank PLC                                                                      1,523,900                      393,552
Krungthai Card PLC                                                                         491,000                      248,820
LIC Housing Finance Ltd.                                                                    60,900                      278,828
Nordea Bank AB^                                                                            111,600                    1,114,878
Royal Bank of Scotland Group PLC                                                            57,071                    1,619,143
Shinsei Bank Ltd.                                                                          189,000                    1,189,569
Takefuji Corp.                                                                              31,460                    2,450,889
                                                                                                                   ------------
                                                                                                                   $ 15,788,727
                                                                                                                   ------------
BROADCAST & CABLE TV - 3.1%
Findexa Ltd.                                                                                87,600                 $    441,081
PagesJaunes S.A.^                                                                           45,100                    1,230,777
Premiere AG*                                                                                15,310                      430,141
Tokyo Broadcasting System, Inc.                                                             66,400                    1,540,176
                                                                                                                   ------------
                                                                                                                   $  3,642,175
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 0.5%
ICAP PLC                                                                                    83,900                 $    541,448
                                                                                                                   ------------
CHEMICALS - 1.7%
Hanwha Chemical Corp.                                                                       37,940                 $    472,659
Syngenta AG                                                                                 14,137                    1,480,057
                                                                                                                   ------------
                                                                                                                   $  1,952,716
                                                                                                                   ------------
CONSTRUCTION - 3.0%
Geberit AG                                                                                   1,300                 $    946,185
Italcementi S.p.A.                                                                          84,900                      944,118
Sekisui Chemical Co. Ltd.                                                                  135,000                      961,400
Urbi Desarrollos Urbanos S.A. de C.V.*                                                      44,100                      327,618
Wienerberger AG                                                                              8,200                      323,245
                                                                                                                   ------------
                                                                                                                   $  3,502,566
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.0%
Unicharm Corp.^                                                                             25,900                 $  1,117,165
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.0%
Bodycote International PLC                                                                  89,900                 $    343,980
Samsung SDI Co. Ltd.                                                                         3,950                      410,709
Schneider Electric S.A.                                                                      5,616                      443,577
                                                                                                                   ------------
                                                                                                                   $  1,198,266
                                                                                                                   ------------
ELECTRONICS - 4.4%
Barco N.V.                                                                                   4,400                 $    339,598
Brother Industries Ltd.^                                                                    35,000                      306,250
CANON, Inc.                                                                                 18,000                      971,303
OMRON Corp.^                                                                                25,500                      620,665
Ricoh Co. Ltd.                                                                              51,000                      795,977
Royal Philips Electronics N.V.                                                              16,300                      433,265
Samsung Electronics Co. Ltd.                                                                 2,250                    1,267,849
Seiko Epson Corp.^                                                                          15,100                      388,134
                                                                                                                   ------------
                                                                                                                   $  5,123,041
                                                                                                                   ------------
ENERGY - INDEPENDENT - 3.9%
Cairn Energy PLC*                                                                           18,200                 $    629,307
CNOOC Ltd.                                                                               1,052,500                      759,820
EnCana Corp.                                                                                25,380                    1,482,977
Neste Oil OYJ*                                                                               9,459                      350,587
Norsk Hydro A.S.A.                                                                           7,100                      794,077
PTT Public Co.                                                                              76,900                      457,147
                                                                                                                   ------------
                                                                                                                   $  4,473,915
                                                                                                                   ------------
ENERGY - INTEGRATED - 5.8%
BP PLC, ADR                                                                                 31,436                 $  2,227,241
LUKOIL, ADR                                                                                  9,200                      531,944
Repsol YPF S.A.                                                                             28,100                      910,758
TOTAL S.A., ADR^                                                                            22,520                    3,058,666
                                                                                                                   ------------
                                                                                                                   $  6,728,609
                                                                                                                   ------------
FOOD & DRUG STORES - 2.3%
Carrefour S.A.                                                                              23,000                 $  1,058,465
Lawson, Inc.                                                                                22,400                      843,944
William Morrison Supermarkets PLC                                                          252,300                      790,752
                                                                                                                   ------------
                                                                                                                   $  2,693,161
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.6%
CoolBrands International, Inc.*                                                             53,900                 $    113,723
CSM nv                                                                                      12,100                      343,300
Greencore Group PLC                                                                         91,771                      398,281
Kirin Beverage Corp.^                                                                       37,400                      813,187
Nestle S.A.                                                                                 11,857                    3,472,129
Unilever PLC                                                                               130,030                    1,357,309
                                                                                                                   ------------
                                                                                                                   $  6,497,929
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0.4%
Abitibi-Consolidated, Inc.                                                                 109,500                 $    440,376
                                                                                                                   ------------
FURNITURE & APPLIANCES - 0.2%
Indesit Co. S.p.A.^                                                                         23,400                 $    262,186
                                                                                                                   ------------
GAMING & LODGING - 0.4%
William Hill Organization Ltd.                                                              43,500                 $    447,169
                                                                                                                   ------------
INSURANCE - 4.1%
Aviva PLC                                                                                   83,990                 $    921,893
Benfield Group PLC                                                                         157,520                      865,182
Catlin Group Ltd.                                                                           38,300                      337,662
Hiscox PLC                                                                                 171,250                      603,158
Jardine Lloyd Thompson Group PLC                                                           148,200                    1,119,723
Riunione Adriatica di Sicurta S.p.A.^                                                       27,300                      621,612
St. James's Place Capital PLC                                                               67,200                      305,705
                                                                                                                   ------------
                                                                                                                   $  4,774,935
                                                                                                                   ------------
LEISURE & TOYS - 1.7%
Heiwa Corp.^                                                                                47,900                 $    733,680
Nintendo Co. Ltd.^                                                                           7,800                      909,085
Tamron Co. Ltd.^                                                                            26,000                      355,898
                                                                                                                   ------------
                                                                                                                   $  1,998,663
                                                                                                                   ------------
MACHINERY & TOOLS - 3.0%
Alfa Laval AB^                                                                              23,800                 $    432,571
ASSA ABLOY AB, "B"^                                                                         50,900                      718,445
Fanuc Ltd.^                                                                                  9,700                      783,856
Finning International, Inc.                                                                 10,900                      375,849
Hyundai Mobis                                                                                7,400                      607,743
Sandvik AB                                                                                  12,300                      611,211
                                                                                                                   ------------
                                                                                                                   $  3,529,675
                                                                                                                   ------------
METALS & MINING - 1.2%
Anglo American PLC                                                                          47,800                 $  1,424,387
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 2.0%
Gaz de France                                                                               16,910                 $    565,559
Tokyo Gas Co. Ltd.^                                                                        428,000                    1,736,866
                                                                                                                   ------------
                                                                                                                   $  2,302,425
                                                                                                                   ------------
NETWORK & TELECOM - 0.6%
AFK Sistema, GDR##                                                                          16,840                 $    412,580
ZTE Corp.                                                                                   83,000                      270,172
                                                                                                                   ------------
                                                                                                                   $    682,752
                                                                                                                   ------------
OIL SERVICES - 1.4%
Compagnie Generale de Geophysique
S.A.^*                                                                                       4,700                 $    491,015
Fugro N.V.                                                                                  14,612                      440,921
Vallourec S.A.                                                                               1,500                      731,238
                                                                                                                   ------------
                                                                                                                   $  1,663,174
                                                                                                                   ------------
PHARMACEUTICALS - 4.8%
Astellas Pharma, Inc.                                                                       24,700                 $    928,424
AstraZeneca PLC                                                                             23,330                    1,083,949
Roche Holdings AG                                                                            6,800                      944,671
Sanofi-Aventis^                                                                             12,625                    1,043,472
Schering AG                                                                                 11,740                      742,388
Tanabe Seiyaku Co. Ltd.^                                                                    82,000                      827,940
                                                                                                                   ------------
                                                                                                                   $  5,570,844
                                                                                                                   ------------
PRINTING & PUBLISHING - 1.3%
Reed Elsevier PLC                                                                           49,330                 $    456,216
Yell Group PLC                                                                             125,430                    1,057,718
                                                                                                                   ------------
                                                                                                                   $  1,513,934
                                                                                                                   ------------
REAL ESTATE - 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                             1,000                 $     82,752
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.2%
L'Air Liquide S.A., Bearer Shares^                                                           7,900                 $  1,453,100
                                                                                                                   ------------
SPECIALTY STORES - 1.3%
Grupo Elektra S.A. de C.V.                                                                  45,100                 $    338,564
Matalan PLC                                                                                127,400                      389,747
NEXT PLC                                                                                    31,000                      760,877
                                                                                                                   ------------
                                                                                                                   $  1,489,188
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 3.8%
KDDI Corp.^                                                                                    164                 $    923,944
MobilCom AG^                                                                                20,100                      462,745
O2 PLC                                                                                     288,000                      801,079
Vodafone Group PLC                                                                         856,553                    2,227,716
                                                                                                                   ------------
                                                                                                                   $  4,415,484
                                                                                                                   ------------
TELEPHONE SERVICES - 5.9%
Brasil Telecom Participacoes S.A., ADR^                                                      7,100                 $    301,963
Deutsche Telekom AG                                                                         68,500                    1,246,790
FastWeb S.p.A.^*                                                                             6,800                      304,190
France Telecom S.A.                                                                         35,300                    1,013,412
Hanaro Telecom, Inc.*                                                                       92,100                      242,276
KT Freetel Co. Ltd.                                                                         26,200                      656,569
Royal KPN N.V.                                                                             129,150                    1,158,271
Telecom Corp. of New Zealand Ltd.                                                          153,788                      641,952
Telefonica S.A.                                                                             79,667                    1,304,465
                                                                                                                   ------------
                                                                                                                   $  6,869,888
                                                                                                                   ------------
TOBACCO - 2.1%
British American Tobacco PLC                                                                80,100                 $  1,682,123
Swedish Match AB^                                                                           63,300                      754,757
                                                                                                                   ------------
                                                                                                                   $  2,436,880
                                                                                                                   ------------
TRUCKING - 1.7%
Singapore Post Ltd.                                                                        887,400                 $    634,344
TNT N.V.                                                                                    56,300                    1,399,026
                                                                                                                   ------------
                                                                                                                   $  2,033,370
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 4.8%
Endesa S.A.                                                                                 27,200                 $    728,226
Fortum Corp.                                                                                59,300                    1,190,551
Iberdrola S.A.^                                                                             24,400                      682,008
Kelda Group PLC                                                                             47,000                      582,181
Scottish Power PLC                                                                          27,000                      272,078
Severn Trent PLC                                                                            29,300                      511,982
Suez S.A.^                                                                                  46,555                    1,346,041
United Utilities PLC                                                                        23,000                      265,633
                                                                                                                   ------------
                                                                                                                   $  5,578,700
                                                                                                                   ------------
Total Stocks                                                                                                       $111,767,424
                                                                                                                   ------------

PREFERRED STOCK - 0.8%

CHEMICALS - 0.8%
Henkel KGaA ^                                                                                9,700                 $    882,414
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 21.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        24,751,813                 $ 24,751,813
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 1.7%
Citigroup Funding, Inc., 3.88%, due 10/03/05<                                         $  1,933,000                 $  1,932,583
                                                                                                                   ------------

Total Investments ~                                                                                                $139,334,234
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (20.0)%                                                                            (23,202,439)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $116,131,795
                                                                                                                   ------------

 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
 ~ As of September 30, 2005, the series had two securities representing $495,332 and 0.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt


Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:


COUNTRY WEIGHTINGS
Great Britain                       21.9%
-----------------------------------------
Japan                               20.7%
-----------------------------------------
France                              15.8%
-----------------------------------------
Switzerland                          5.9%
-----------------------------------------
South Korea                          4.4%
-----------------------------------------
Germany                              4.4%
-----------------------------------------
Sweden                               3.8%
-----------------------------------------
Netherlands                          3.3%
-----------------------------------------
Spain                                3.1%
-----------------------------------------
Other                               16.7%
-----------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL VALUE SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $116,681,613
                                                              ============
Gross unrealized appreciation                                 $ 24,528,829
Gross unrealized depreciation                                   (1,876,208)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 22,652,621
                                                              ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Money Market Series

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Money Market Series

ISSUER                                                                                  PAR AMOUNT                        VALUE
CERTIFICATES OF DEPOSIT - 15.7%
BNP Paribas, NY, 3.52%, due 10/13/2005                                                $ 14,610,000                 $ 14,610,000
Credit Suisse First Boston, NY, 3.96%, due 12/27/2005                                   15,118,000                   15,118,000
Deutsche Bank A.G., NY, 3.51%, due 10/11/2005                                           14,617,000                   14,617,000
Wachovia Bank, NA, 3.76%, due 11/01/2005                                                15,060,000                   15,060,000
                                                                                                                   ------------
Total Certificates of Deposit, at Amortized Cost and Value                                                         $ 59,405,000
                                                                                                                   ------------
COMMERCIAL PAPER< - 84.6%
Abbey National North America LLC, 3.855%, due 11/29/05 $                                 5,900,000                 $  5,862,724
American Express Credit Corp., 3.68%, due 11/08/05                                      14,586,000                   14,529,341
American General Finance Corp., 3.63%, due 10/17/05                                     11,303,000                   11,284,764
Bank of America Corp., 3.54%, due 10/19/05                                              13,600,000                   13,575,928
Barton Capital LLC, 3.7%, due 10/11/05@                                                  1,304,000                    1,302,660
Barton Capital LLC, 3.64%, due 10/18/05@                                                13,181,000                   13,158,343
Blue Ridge Asset Funding, 3.75%, due 10/19/05@                                          14,465,000                   14,437,878
Citigroup Funding, Inc., 3.88%, due 10/03/05                                               509,000                      508,890
Citigroup Funding, Inc., 3.6%, due 10/11/05                                             14,542,000                   14,527,458
Depfa Bank PLC, 3.69%, due 11/14/05@                                                    14,587,000                   14,521,213
Edison Asset Securitization LLC, 3.67%, due 11/02/05@                                   14,627,000                   14,579,283
Edison Asset Securitization LLC, 3.86%, due 11/28/05@                                      534,000                      530,679
FCAR Owner Trust, 3.7%, due 10/13/05                                                     9,899,000                    9,886,791
Falcon Asset Securitization Corp., 3.6%, due 10/06/05@                                   6,503,000                    6,499,749
Falcon Asset Securitization Corp., 3.65%, due 10/20/05@                                  7,988,000                    7,972,612
General Electric Capital Corp., 3.85%, due 10/03/05                                      4,579,000                    4,578,021
General Electric Capital Corp., 3.91%, due 12/27/05                                      5,000,000                    4,952,754
Goldman Sachs Group, Inc., 3.76%, due 10/24/05                                          15,110,000                   15,073,702
HSBC USA, Inc., 3.92%, due 12/27/05                                                     15,270,000                   15,125,342
ING America Insurance Holdings, Inc., 3.46%, due 10/04/05                                4,682,000                    4,680,650
Jupiter Securitization Corp., 3.6%, due 10/05/05@                                        4,959,000                    4,957,016
Morgan Stanley, Inc., 3.69%, due 10/27/05                                               14,507,000                   14,468,339
New Center Asset Trust, 3.77%, due 10/26/05                                             15,195,000                   15,155,219
Old Line Funding LLC, 3.64%, due 10/17/05@                                               9,232,000                    9,217,065
Old Line Funding LLC, 3.76%, due 11/07/05@                                               5,238,000                    5,217,758
Park Avenue Receivables Co. LLC, 3.56%, due 10/04/05@                                    6,708,000                    6,706,010
Park Avenue Receivables Co. LLC, 3.75%, due 10/24/05@                                    8,388,000                    8,367,904
Prudential Funding LLC, 3.7%, due 10/18/05                                               3,628,000                    3,621,661
Ranger Funding Co. LLC, 3.69%, due 10/11/05@                                             6,117,000                    6,110,730
Ranger Funding Co. LLC, 3.75%, due 10/20/05@                                             8,367,000                    8,350,440
SBC Communications, Inc., 3.76%, due 11/02/05@                                          14,509,000                   14,460,508
Thunder Bay Funding, LLC, 3.86%, due 12/21/05@                                          14,588,000                   14,461,303
Toyota Motor Credit Corp., 3.7%, due 10/17/05                                            3,481,000                    3,475,278
UBS Finance Delaware LLC, 3.76%, due 11/04/05                                           14,512,000                   14,460,466
Verizon Network Funding Co., 3.69%, due 10/24/05                                         2,421,000                    2,415,292
                                                                                                                   ------------
Total Commercial Paper, at Amortized Cost and Value                                                                $319,033,771
                                                                                                                   ------------
Total Investments, at Amortized Cost and Value                                                                     $378,438,771
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                              (1,171,245)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $377,267,526
                                                                                                                   ------------

@ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
  Act of 1933.
< The rates shown represent annualized yields at time of purchase.

Cost of investments for federal income tax purposes is $378,438,771.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE
UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR
INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Strategic Income Series

PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
MFS/Sun Life Series Trust - Strategic Income Series

ISSUER                                                                                  PAR AMOUNT                        VALUE
BONDS - 95.0%

ADVERTISING & BROADCASTING - 2.6%
Allbritton Communications Co., 7.75%, 2012                                            $    300,000                 $    297,750
EchoStar DBS Corp., 6.375%, 2011                                                           215,000                      213,119
Emmis Operating Co., 6.875%, 2012                                                          110,000                      109,587
Granite Broadcasting Corp., 9.75%, 2010                                                    255,000                      233,325
Innova S. de R.L., 9.375%, 2013                                                            100,000                      113,500
Intelsat Ltd., 8.625%, 2015 #                                                              230,000                      234,600
Lamar Media Corp., 7.25%, 2013                                                             200,000                      209,000
Liberty Media Corp., 5.7%, 2013                                                            251,000                      228,414
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                        290,000                      200,100
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                    360,000                      349,200
                                                                                                                   ------------
                                                                                                                   $  2,188,595
                                                                                                                   ------------
AEROSPACE - 0.2%
TransDigm Holding Co., 8.375%, 2011                                                   $    150,000                 $    157,125
                                                                                                                   ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                              $    174,203                 $    151,501
                                                                                                                   ------------
APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                      $    105,000                 $    116,025
                                                                                                                   ------------
ASSET BACKED & SECURITIZED - 7.7%
Anthracite CDO Ltd., 6%, 2037 #                                                       $    200,000                 $    175,500
ARCap, Inc., "H", 6.1%, 2045 #                                                             200,000                      188,000
Asset Securitization Corp., FRN, 8.0071%, 2029                                             215,000                      231,063
Asset Securitization Corp., FRN, 8.4971%, 2029 #                                           185,000                      168,704
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                     360,000                      368,954
Commercial Mortgage Acceptance Corp., 5.44%, 2030 #                                        630,000                      631,345
Countrywide Asset-Backed Certificates, 4.575%, 2035                                         38,000                       37,689
Crest Ltd., 7%, 2040 #                                                                     270,000                      258,066
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                      250,000                      238,750
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                 265,000                      264,248
DLJ Commercial Mortgage Corp., FRN, 7.6179%, 2032                                          565,000                      616,921
Falcon Franchise Loan Corp., 6.5%, 2014 #                                                  250,000                      215,234
Falcon Franchise Loan LLC, FRN, 3.0856%, 2023 ^#                                           815,547                       98,955
Falcon Franchise Loan LLC, FRN, 3.7867%, 2025 ^                                            912,927                      153,443
First Union-Lehman Brothers Bank of America, FRN, 0.5029%, 2035 ^                        8,931,141                      173,501
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 #                          150,000                      164,496
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                     350,000                      330,431
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                180,000                      187,456
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                250,000                      255,308
Morgan Stanley Capital I, Inc., 1.5294%, 2014 ^#                                         2,662,489                      185,333
Mortgage Capital Funding, Inc., 7.214%, 2007                                               250,000                      259,273
Preferred Term Securities IV Ltd., 6.1356%, 2031 #                                         310,000                      315,425
Prudential Securities Secured Financing Corp., FRN, 7.3601%, 2013 #                        411,000                      449,561
Salomon Brothers Mortgage Securities, Inc., FRN, 7.1004%, 2032 #                           530,129                      582,342
                                                                                                                   ------------
                                                                                                                   $  6,549,998
                                                                                                                   ------------
AUTOMOTIVE - 2.0%
Affinia Group, Inc., 9%, 2014 #                                                       $     25,000                 $     19,500
Ford Motor Credit Co., 5.7%, 2010                                                          525,000                      476,916
General Motors Acceptance Corp., 5.85%, 2009                                               384,000                      357,574
General Motors Corp., 8.375%, 2033                                                         661,000                      515,580
Navistar International Corp., 7.5%, 2011                                                   150,000                      151,500
TRW Automotive, Inc., 9.375%, 2013                                                          76,000                       82,460
TRW Automotive, Inc., 11%, 2013                                                             52,000                       58,630
                                                                                                                   ------------
                                                                                                                   $  1,662,160
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 4.3%
Banco Do Estado de Sao Paulo, 8.7%, 2049 #                                                 169,000                 $    171,535
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 #                              568,000                      572,260
BNP Paribas, 5.186% to 2015, FRN to 2049 #                                                 232,000                      227,778
Bosphorus Financial Services Ltd., FRN, 5.59%, 2012 #                                      200,000                      194,023
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 #                             195,000                      187,694
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                       230,000                      230,163
DFS Funding Corp., FRN, 5.87%, 2010 #                                                      261,000                      264,263
Kazkommerts International B.V., 10.125%, 2007 #                                            100,000                      107,500
Kazkommerts International B.V., 10.125%, 2007                                              221,000                      237,575
Mizuho Financial Group, Inc., 4.75%, 2014 #                                                236,000                      299,070
Resona Bank Ltd., 5.85%, 2049 #                                                            100,000                       98,699
Royal Bank of Scotland Group PLC, 9.118%, 2049                                             207,000                      240,660
Turanalem Finance B.V., 8%, 2014 #                                                         120,000                      124,200
UFJ Finance Aruba AEC, 6.75%, 2013                                                         159,000                      174,591
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 #                          290,000                      340,863
VTB Capital S.A., 6.25%, 2035 #                                                            140,000                      145,775
                                                                                                                   ------------
                                                                                                                   $  3,616,649
                                                                                                                   ------------
BROADCAST & CABLE TV - 2.2%
CCH I LLC, 11%, 2015 #                                                                $    235,720                 $    228,648
Charter Communications, Inc., 8.625%, 2009                                                 121,000                      102,850
Charter Communications, Inc., 8.375%, 2014 #                                               275,000                      276,375
CSC Holdings, Inc., 8.125%, 2009                                                           398,000                      400,985
Mediacom Broadband LLC, 9.5%, 2013                                                         100,000                       99,250
Mediacom Broadband LLC, 11%, 2013                                                          105,000                      113,138
Rogers Cable, Inc., 5.5%, 2014                                                             174,000                      160,515
TCI Communications, Inc., 9.8%, 2012                                                       245,000                      301,313
Time Warner Entertainment Co. LP, 8.375%, 2033                                             128,000                      160,239
                                                                                                                   ------------
                                                                                                                   $  1,843,313
                                                                                                                   ------------
BUILDING - 0.7%
American Standard Cos., Inc., 7.625%, 2010                                            $    225,000                 $    246,852
Jacuzzi Brands, Inc., 9.625%, 2010                                                          75,000                       79,500
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                          195,000                      109,200
Nortek Holdings, Inc., 8.5%, 2014                                                          165,000                      151,800
                                                                                                                   ------------
                                                                                                                   $    587,352
                                                                                                                   ------------
BUSINESS SERVICES - 1.4%
Iron Mountain, Inc., 8.625%, 2013                                                     $    330,000                 $    345,675
Iron Mountain, Inc., 7.75%, 2015                                                           150,000                      152,250
Lucent Technologies, Inc., 5.5%, 2008                                                      280,000                      277,900
Xerox Corp., 7.625%, 2013                                                                  375,000                      398,438
                                                                                                                   ------------
                                                                                                                   $  1,174,263
                                                                                                                   ------------
CHEMICALS - 2.3%
BCP Crystal Holdings Corp., 9.625%, 2014                                              $    270,000                 $    300,375
Equistar Chemicals LP, 10.625%, 2011                                                       190,000                      207,100
Huntsman International LLC, 10.125%, 2009                                                  118,000                      121,393
IMC Global, Inc., 10.875%, 2013                                                            260,000                      306,800
Kronos International, Inc., 8.875%, 2009                                           EUR      15,000                       19,025
Lyondell Chemical Co., 9.625%, 2007                                                  $     200,000                      210,000
Lyondell Chemical Co., 11.125%, 2012                                                       140,000                      156,100
Nalco Co., 7.75%, 2011                                                                     105,000                      107,363
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                                         150,000                      110,625
NOVA Chemicals Corp., 6.5%, 2012                                                           130,000                      126,263
Rhodia S.A., 8.875%, 2011                                                                  290,000                      274,050
                                                                                                                   ------------
                                                                                                                   $  1,939,094
                                                                                                                   ------------
CONSTRUCTION - 0.2%
D.R. Horton, Inc., 8%, 2009                                                          $     185,000                 $    198,389
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 0.4%
Church & Dwight Co., Inc., 6%, 2012                                                  $     175,000                 $    170,625
Revlon Consumer Products Corp., 9.5%, 2011                                                 185,000                      174,362
                                                                                                                   ------------
                                                                                                                   $    344,987
                                                                                                                   ------------
CONTAINERS - 1.3%
Crown European Holdings S.A., 9.5%, 2011                                             $     275,000                 $    301,125
Crown European Holdings S.A., 10.875%, 2013                                                200,000                      232,000
Huntsman Packaging Corp., 13%, 2010                                                         30,000                       14,250
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                         160,000                      168,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                          290,000                      301,600
Pliant Corp., 13%, 2010                                                                    175,000                       83,125
                                                                                                                   ------------
                                                                                                                   $  1,100,100
                                                                                                                   ------------
DEFENSE ELECTRONICS - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 #                                             $     312,000                 $    307,707
L-3 Communications Holdings, Inc., 6.125%, 2014                                            385,000                      381,150
                                                                                                                   ------------
                                                                                                                   $    688,857
                                                                                                                   ------------
ELECTRONICS - 0.3%
Flextronics International Ltd., 6.5%, 2013                                           $     235,000                 $    239,700
                                                                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.2%
Gazprom OAO, 9.625%, 2013                                                            $     350,000                 $    432,250
Gazprom OAO, 8.625%, 2034 #                                                                221,000                      290,615
Pemex Project Funding Master Trust, 7.375%, 2014                                           191,000                      212,010
Pemex Project Funding Master Trust, 8.625%, 2022                                           328,000                      400,980
Petronas Capital Ltd., 7.875%, 2022 #                                                      236,000                      290,850
Petronas Capital Ltd., 7.875%, 2022                                                        190,000                      234,159
                                                                                                                   ------------
                                                                                                                   $  1,860,864
                                                                                                                   ------------
EMERGING MARKET SOVEREIGN - 7.1%
Federal Republic of Brazil, 8%, 2018                                                  $    280,000                 $    296,520
Federal Republic of Brazil, 8.875%, 2019                                                   356,000                      386,616
Federal Republic of Brazil, 4.25%, 2024                                                    216,000                      208,170
Federal Republic of Brazil, FRN, 4.3125%, 2012                                             501,536                      493,411
Republic of Argentina, FRN, 4.005%, 2012                                                   761,000                      606,099
Republic of Panama, 9.375%, 2029                                                           132,000                      167,640
Republic of Peru, 5%, 2017                                                                 587,020                      569,409
Republic of South Africa, 9.125%, 2009                                                      75,000                       85,312
Republic of South Africa, 8.5%, 2017                                                       206,000                      261,105
Russian Federation, 3%, 2008                                                               476,000                      453,104
Russian Federation, 3%, 2011                                                               970,000                      865,725
Russian Federation, 11%, 2018                                                              147,000                      224,219
Russian Federation, 5% to 2007, 7.5% to 2030                                               322,000                      369,978
State of Qatar, 9.75%, 2030                                                                119,000                      182,368
United Mexican States, 6.625%, 2015                                                         24,000                       26,076
United Mexican States, 8.125%, 2019                                                        557,000                      675,363
United Mexican States, 8.3%, 2031                                                          139,000                      173,750
                                                                                                                   ------------
                                                                                                                   $  6,044,865
                                                                                                                   ------------
ENERGY - INDEPENDENT - 1.5%
Chesapeake Energy Corp., 6.375%, 2015                                                 $    220,000                 $    221,100
Clayton Williams Energy, Inc., 7.75%, 2013 #                                               180,000                      175,950
Encore Acquisition Co., 6.25%, 2014                                                         30,000                       29,850
Kerr-McGee Corp., 6.95%, 2024                                                              321,000                      332,620
Newfield Exploration Co., 6.625%, 2014                                                     165,000                      171,600
Pioneer Natural Resource Co., 6.5%, 2008                                                   157,000                      161,199
Plains Exploration & Production Co., 7.125%, 2014                                          165,000                      173,663
                                                                                                                   ------------
                                                                                                                   $  1,265,982
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.2%
Tyumen Oil Co., 11%, 2007                                                             $    172,000                 $    190,490
                                                                                                                   ------------
ENTERTAINMENT - 0.9%
AMC Entertainment, Inc., 9.5%, 2011                                                   $    223,000                 $    211,850
Loews Cineplex Entertainment Corp., 9%, 2014                                               140,000                      136,150
Six Flags, Inc., 9.75%, 2013                                                               235,000                      231,475
Turner Broadcasting System, Inc., 8.375%, 2013                                             185,000                      218,030
                                                                                                                   ------------
                                                                                                                   $    797,505
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
Burns, Philp & Co. Ltd., 9.75%, 2012                                                  $    384,000                 $    430,080
Michael Foods, Inc., 8%, 2013                                                              195,000                      199,144
                                                                                                                   ------------
                                                                                                                   $    629,224
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 2.0%
Buckeye Technologies, Inc., 8.5%, 2013                                                $    255,000                 $    258,825
Georgia-Pacific Corp., 9.375%, 2013                                                        375,000                      418,125
Georgia-Pacific Corp., 7.25%, 2028                                                         164,000                      168,715
Graphic Packaging International Corp., 8.5%, 2011                                          250,000                      245,000
JSG Funding PLC, 7.75%, 2015                                                               220,000                      230,101
MDP Acquisitions PLC, 9.625%, 2012                                                         195,000                      195,975
Stone Container Corp., 7.375%, 2014                                                        220,000                      195,800
                                                                                                                   ------------
                                                                                                                   $  1,712,541
                                                                                                                   ------------
GAMING & LODGING - 2.5%
Boyd Gaming Corp., 6.75%, 2014                                                        $    175,000                 $    175,656
Host Marriott LP, 7.125%, 2013                                                             220,000                      224,675
Host Marriott LP, 6.375%, 2015                                                             125,000                      121,250
MGM Mirage, Inc., 8.375%, 2011                                                             450,000                      483,750
Pinnacle Entertainment, Inc., 8.75%, 2013                                                  275,000                      283,250
Royal Caribbean Cruises Ltd., 8%, 2010                                                     230,000                      248,975
Scientific Games Corp., 6.25%, 2012                                                        185,000                      184,075
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                    250,000                      272,500
Station Casinos, Inc., 6.5%, 2014                                                          125,000                      125,000
                                                                                                                   ------------
                                                                                                                   $  2,119,131
                                                                                                                   ------------
INDUSTRIAL - 0.8%
Amsted Industries, Inc., 10.25%, 2011 #                                               $    280,000                 $    305,200
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                          210,000                      209,475
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                 225,000                      166,500
                                                                                                                   ------------
                                                                                                                   $    681,175
                                                                                                                   ------------
INSURANCE - 1.0%
American International Group,
Inc., 4.25%, 2013                                                                     $    891,000                 $    850,728
                                                                                                                   ------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
Allianz AG, 5.5%, 2049                                                             EUR     248,000                 $    329,175
Willis Group North America, Inc., 5.625%, 2015                                        $     93,000                       92,402
                                                                                                                   ------------
                                                                                                                   $    421,577
                                                                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN - 15.6%
Canada Housing Trust, 4.65%, 2009                                                  CAD      90,000                 $     80,447
Federal Republic of Germany, 3.5%, 2008                                            EUR     947,000                    1,171,033
Federal Republic of Germany, 3.75%, 2015                                           EUR     208,000                      262,493
Federal Republic of Germany, 6.25%, 2030                                           EUR     120,000                      206,414
Government of Australia, 6.25%, 2015                                               AUD     291,000                      236,532
Government of Canada, 5.25%, 2012                                                  CAD     102,000                       95,385
Government of New Zealand, 7%, 2009                                                NZD     204,000                      146,483
Government of New Zealand, 6.5%, 2013                                              NZD   1,506,000                    1,083,849
Government of New Zealand, 6%, 2015                                                NZD     322,000                      225,122
Kingdom of Netherlands, 5.75%, 2007                                                EUR     612,000                      769,666
Kingdom of Netherlands, 3.75%, 2009                                                EUR     628,000                      787,009
Kingdom of Norway, 6.5%, 2013                                                      NOK     919,000                      169,098
Kingdom of Spain, 6%, 2008                                                         EUR     807,000                    1,047,574
Kingdom of Spain, 5.35%, 2011                                                      EUR     527,000                      721,139
Republic of Austria, 5.5%, 2007                                                    EUR     509,000                      649,307
Republic of Finland, 3%, 2008                                                      EUR   1,052,000                    1,282,841
Republic of France, 4.75%, 2007                                                    EUR     840,000                    1,051,261
Republic of France, 6%, 2025                                                       EUR      46,000                       74,875
Republic of Ireland, 4.25%, 2007                                                   EUR   1,167,000                    1,454,033
Republic of Ireland, 4.6%, 2016                                                    EUR      15,000                       20,287
United Kingdom Treasury, 5.75%, 2009                                               GBP     443,000                      826,658
United Kingdom Treasury, 8%, 2015                                                  GBP     381,000                      877,385
                                                                                                                   ------------
                                                                                                                   $ 13,238,891
                                                                                                                   ------------
MACHINERY & TOOLS - 1.2%
Case New Holland, Inc., 9.25%, 2011                                                   $    230,000                 $    243,225
Manitowoc Co., Inc., 10.5%, 2012                                                           120,000                      134,100
Terex Corp., 9.25%, 2011                                                                   125,000                      134,375
Terex Corp., 10.375%, 2011                                                                 180,000                      192,600
Terex Corp., 7.375%, 2014                                                                  140,000                      141,400
United Rentals, Inc., 6.5%, 2012                                                           210,000                      202,650
                                                                                                                   ------------
                                                                                                                   $  1,048,350
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
AmerisourceBergen Corp., 5.875%, 2015 #                                               $    115,000                 $    113,562
Baxter International, Inc., 9.5%, 2008                                                     164,000                      182,126
DaVita, Inc., 6.625%, 2013                                                                  65,000                       65,812
HCA, Inc., 6.375%, 2015                                                                    275,000                 $    272,072
                                                                                                                   ------------
                                                                                                                   $    633,572
                                                                                                                   ------------
METALS & MINING - 1.0%
Century Aluminum Co., 7.5%, 2014                                                      $     35,000                 $     36,050
Codelco, Inc., 5.625%, 2035 #                                                              235,000                      230,374
Foundation PA Coal Co., 7.25%, 2014                                                         30,000                       31,275
International Steel Group, Inc., 6.5%, 2014                                                222,000                      219,780
Peabody Energy Corp., "B", 6.875%, 2013                                                    210,000                      219,450
U.S. Steel Corp., 9.75%, 2010                                                              130,000                      142,675
                                                                                                                   ------------
                                                                                                                   $    879,604
                                                                                                                   ------------
MORTGAGE BACKED - 6.0%
Fannie Mae, 5.5%, 2018 - 2035                                                         $  3,431,722                 $  3,453,970
Fannie Mae, 6.5%, 2032                                                                     397,377                      409,443
Fannie Mae, 6%, 2034                                                                     1,244,805                    1,265,813
                                                                                                                   ------------
                                                                                                                   $  5,129,226
                                                                                                                   ------------
NATURAL GAS - PIPELINE - 2.2%
ANR Pipeline Co., 8.875%, 2010                                                        $     60,000                 $     64,854
CenterPoint Energy Resources Corp., 7.875%, 2013                                           448,000                      516,808
El Paso Energy Corp., 7%, 2011                                                             140,000                      139,650
El Paso Energy Corp., 7.75%, 2013                                                          265,000                      276,925
Enterprise Products Operating LP, 6.375%, 2013                                              61,000                       63,962
Southern Natural Gas Co., Inc., 8.875%, 2010                                               310,000                      335,082
Williams Cos., Inc., 7.125%, 2011                                                          470,000                      492,325
                                                                                                                   ------------
                                                                                                                   $  1,889,606
                                                                                                                   ------------
NETWORK & TELECOM - 2.3%
Citizens Communications Co., 9.25%, 2011                                              $    382,000                 $    419,245
Deutsche Telekom International Finance B.V., 8.5%, 2010                                    137,000                      155,320
Eircom Funding PLC, 8.25%, 2013                                                            165,000                      179,025
MCI, Inc., 8.735%, 2014                                                                    155,000                      172,825
Qwest Services Corp., 13.5%, 2010                                                          260,000                      297,700
TDC AS, 3.875%, 2011                                                               EUR     210,000                      235,875
Telecom Italia Capital, 4.875%, 2010                                                  $     60,000                       59,427
Telecom Italia S.p.A., 5.625%, 2007                                                EUR     235,000                      293,770
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                       $    130,000                      131,625
                                                                                                                   ------------
                                                                                                                   $  1,944,812
                                                                                                                   ------------
OIL SERVICES - 0.3%
Petroleum Geo-Services A.S.A., 10%, 2010                                              $    265,000                 $    296,800
                                                                                                                   ------------
OILS - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015                                              $    310,000                 $    331,700
                                                                                                                   ------------
PRINTING & PUBLISHING - 1.6%
Cenveo, Inc., 9.625%, 2012                                                            $    295,000                 $    316,388
Dex Media East LLC, 9.875%, 2009                                                           245,000                      266,437
Dex Media West LLC, 9.875%, 2013                                                           283,000                      312,361
Lighthouse International Co. S.A., 8%, 2014 #                                              155,000                      197,056
MediaNews Group, Inc., 6.875%, 2013                                                        265,000                      263,013
                                                                                                                   ------------
                                                                                                                   $  1,355,255
                                                                                                                   ------------
RAILROAD & SHIPPING - 0.2%
TFM S.A. de C.V., 9.375%, 2012 #                                                      $    149,000                 $    160,920
                                                                                                                   ------------
RETAILERS - 1.0%
Couche-Tard, Inc., 7.5%, 2013                                                         $    230,000                 $    236,900
GSC Holdings Corp. / Gamestop, Inc., 8%, 2012 #                                             65,000                       64,675
Limited Brands, Inc., 5.25%, 2014                                                          276,000                      258,000
Rite Aid Corp., 8.125%, 2010                                                               250,000                      255,000
                                                                                                                   ------------
                                                                                                                   $    814,575
                                                                                                                   ------------
SUPERMARKETS - 0.4%
Roundy's, Inc., 8.875%, 2012                                                          $    300,000                 $    331,500
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 2.4%
Alamosa Holdings, Inc., 11%, 2010                                                     $    184,000                 $    207,460
America Movil S.A. de C.V., 5.75%, 2015                                                    251,000                      251,870
American Tower Corp., 7.125%, 2012                                                         165,000                      173,250
American Tower Escrow Corp., 0%, 2008                                                      300,000                      231,000
Centennial Communications Corp., 10.125%, 2013                                             120,000                      135,000
Dolphin Telecom PLC, "B", 14%, 2009 *                                                      400,000                            0
Nextel Communications, Inc., 5.95%, 2014                                                   380,000                      388,993
Rogers Wireless, Inc., 7.5%, 2015                                                          250,000                      269,375
Rural Cellular Corp., 9.875%, 2010                                                         255,000                      267,750
U.S. Unwired, Inc., 10%, 2012                                                              105,000                      120,750
                                                                                                                   ------------
                                                                                                                   $  2,045,448
                                                                                                                   ------------
TOBACCO - 0.3%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                     $    266,000                 $    272,650
                                                                                                                   ------------
U.S. GOVERNMENT AGENCIES - 3.7%
Fannie Mae, 3.25%, 2006                                                               $    450,000                 $    446,085
Fannie Mae, 4.25%, 2007                                                                    750,000                      745,256
Small Business Administration, 4.34%, 2024                                                 236,829                      230,347
Small Business Administration, 4.77%, 2024                                                 322,547                      321,758
Small Business Administration, 5.18%, 2024                                                 601,655                      612,011
Small Business Administration, 4.625%, 2025                                                219,774                      216,737
Small Business Administration, 4.86%, 2025                                                 392,380                      392,515
Small Business Administration, 5.11%, 2025                                                 195,000                      197,358
                                                                                                                   ------------
                                                                                                                   $  3,162,067
                                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 4.1%
U.S. Treasury Notes, 5.75%, 2005                                                      $    367,000                 $    367,960
U.S. Treasury Notes, 3.25%, 2008                                                         1,700,000                    1,657,102
U.S. Treasury Notes, 4.125%, 2015                                                          121,000                      118,916
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                    177,378                      172,847
U.S. Treasury Notes, TIPS, 3%, 2012                                                        212,974                      231,758
U.S. Treasury Notes, TIPS, 2%, 2014                                                        678,881                      693,493
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                    225,097                      222,424
                                                                                                                   ------------
                                                                                                                   $  3,464,500
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 5.5%
AES Corp., 9%, 2015 #                                                                 $    385,000                 $    422,537
Allegheny Energy Supply Co. LLC, 8.25%, 2012 #                                             410,000                      461,250
Beaver Valley Funding Corp., 9%, 2017                                                      424,000                      503,644
CMS Energy Corp., 8.5%, 2011                                                               300,000                      333,750
DPL, Inc., 6.875%, 2011                                                                     81,000                       87,277
Duke Capital Corp., 8%, 2019                                                               164,000                      199,132
Dynegy Holdings, Inc., 9.875%, 2010 #                                                      190,000                      207,100
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                          26,000                       29,596
Enersis S.A., 7.375%, 2014                                                                 363,000                      383,558
Exelon Corp., 4.9%, 2015                                                                   270,000                      255,638
FirstEnergy Corp., 6.45%, 2011                                                             207,000                      220,406
Midland Funding II, 13.25%, 2006                                                            55,374                       58,415
MSW Energy Holdings LLC, 7.375%, 2010                                                      165,000                      171,188
NorthWestern Corp., 5.875%, 2014                                                           165,000                      166,689
NRG Energy, Inc., 8%, 2013                                                                 379,000                      403,635
Texas Genco LLC, 6.875%, 2014 #                                                            385,000                      391,737
TXU Corp., 5.55%, 2014                                                                     425,000                      403,464
                                                                                                                   ------------
                                                                                                                   $  4,699,016
                                                                                                                   ------------
Total Bonds                                                                                                        $ 80,830,682
                                                                                                                   ------------

ISSUER                                                                                      SHARES                        VALUE

CONVERTIBLE PREFERRED STOCK - 0.2%

AUTOMOTIVE - 0.2%
Ford Motor Co. Capital Trust II, 6.5%                                                        3,353                 $    122,217
                                                                                                                   ------------
PREFERRED STOCK - 0%
REAL ESTATE - 0%
HRPT Properties Trust, "B", 8.75%                                                              625                 $     16,569
                                                                                                                   ------------
ISSUER                                                                                  PAR AMOUNT                        VALUE
CONVERTIBLE BOND - 0.1%
TELECOMMUNICATIONS - WIRELESS - 0.1%
Nextel Communications, Inc., 5.25%, 2010                                              $    100,000                 $    100,750
                                                                                                                   ------------
SHORT-TERM OBLIGATION - 2.7%
New Center Asset Trust, 3.88%, due 10/03/05 <                                         $  2,313,000                 $  2,312,501
                                                                                                                   ------------
Total Investments                                                                                                  $ 83,382,719
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 2.0%                                                                                 1,719,011
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 85,101,730
                                                                                                                   ------------

< The rate shown represents an annualized yield at time of purchase.
* Non income producing security - in default.
^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
# SEC Rule 144A restriction.
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS = Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          AUD= Australian Dollar
          CAD= Canadian Dollar
          DKK= Danish Krone
          EUR= Euro
          GBP= British Pound
          NOK= Norwegian Krone
          NZD= New Zealand Dollar


Country Weightings
----------------------------------------------
United States                            63.4%
----------------------------------------------
Russia                                    3.5%
----------------------------------------------
Mexico                                    3.1%
----------------------------------------------
Great Britain                             3.1%
----------------------------------------------
Germany                                   3.0%
----------------------------------------------
Ireland                                   2.5%
----------------------------------------------
Spain                                     2.2%
----------------------------------------------
France                                    1.9%
----------------------------------------------
Brazil                                    1.9%
----------------------------------------------
Other                                    15.4%
----------------------------------------------

Percentages as based on total net assets as of September 30, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC INCOME SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $82,756,078
                                                                           ===========
Gross unrealized appreciation                                              $ 2,149,490
Gross unrealized depreciation                                               (1,522,849)
                                                                           -----------
      Net unrealized appreciation                                          $   626,641
                                                                           ===========


(2) Financial Instruments

Forward Foreign Currency Exchange Contracts Sales and Purchases in the table below are netted by currency.

                                                                                                 NET UNREALIZED
              CONTRACTS TO                                                          CONTRACTS     APPRECIATION
             DELIVER/RECEIVE           SETTLEMENT DATE    IN EXCHANGE FOR           AT VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
SALES
-----
AUD          525,527                  10/5/05 - 12/7/05    $    402,528           $    400,549       $   1,979
EUR          12,338,779              10/4/05 - 11/22/05      15,065,591             14,856,321         209,270
GBP          950,573                      11/2/05             1,711,032              1,675,109          35,923
NZD          4,019,996               10/5/05 - 12/7/05        2,766,372              2,779,020         (12,648)
                                                           ------------           ------------       ---------
                                                           $ 19,945,523           $ 19,710,999       $ 234,524
                                                           ============           ============       =========

PURCHASES
---------
AUD          210,079                 10/5/05 - 12/7/05     $    160,472           $    160,221       $    (251)
DKK          81,234                       11/15/05               13,404                 13,116            (288)
EUR          5,972,139               10/4/05 - 12/5/05        7,227,280              7,182,083         (45,197)
NOK          1,703,967                    11/22/05              266,204                260,644          (5,560)
NZD          1,906,868                    10/5/05             1,321,269              1,321,649             380
                                                           ------------           ------------       ---------
                                                           $  8,988,629           $  8,937,713       $ (50,916)
                                                           ============           ============       =========

At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $88,522 with Merrill Lynch International.

At September 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Capital Appreciation Series

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Capital Appreciation Series


ISSUER                                                                                      SHARES                        VALUE
STOCKS - 95.4%

AEROSPACE - 2.8%
Lockheed Martin Corp.                                                                      173,960                 $ 10,618,518
United Technologies Corp.                                                                  175,700                    9,108,288
                                                                                                                   ------------
                                                                                                                   $ 19,726,806
                                                                                                                   ------------
APPAREL MANUFACTURERS - 0.3%
Nike, Inc., "B"                                                                             30,600                 $  2,499,408
                                                                                                                   ------------
AUTOMOTIVE - 1.8%
Harley-Davidson, Inc.                                                                      268,450                 $ 13,003,718
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 2.7%
American Express Co.                                                                        52,900                 $  2,659,812
Ameriprise Financial, Inc.*(S)(S)                                                           10,580                      378,764
Citigroup, Inc.                                                                            157,143                    7,153,149
SLM Corp.                                                                                  145,440                    7,801,402
Unibanco - Uniao de Bancos
Brasileiros S.A., GDR                                                                       21,300                    1,120,380
                                                                                                                   ------------
                                                                                                                   $ 19,113,507
                                                                                                                   ------------
BIOTECHNOLOGY - 3.3%
Amgen, Inc.*                                                                               174,730                 $ 13,920,739
Genzyme Corp.*                                                                              54,530                    3,906,529
Gilead Sciences, Inc.*                                                                      43,900                    2,140,564
ImClone Systems, Inc.*                                                                     119,680                    3,763,936
                                                                                                                   ------------
                                                                                                                   $ 23,731,768
                                                                                                                   ------------
BROADCAST & CABLE TV - 3.8%
Citadel Broadcasting Corp.                                                                 346,420                 $  4,756,347
Comcast Corp., "A"*                                                                        251,990                    7,403,466
EchoStar Communications Corp., "A"                                                         303,935                    8,987,358
Univision Communications, Inc., "A"*                                                       150,120                    3,982,684
XM Satellite Radio Holdings, Inc., "A"*                                                     52,300                    1,878,093
                                                                                                                   ------------
                                                                                                                   $ 27,007,948
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 0.5%
Chicago Mercantile Exchange
Holdings, Inc.                                                                               6,000                 $  2,023,800
Legg Mason, Inc.                                                                            13,300                    1,458,877
                                                                                                                   ------------
                                                                                                                   $  3,482,677
                                                                                                                   ------------
BUSINESS SERVICES - 4.4%
Accenture Ltd., "A"                                                                        534,960                 $ 13,620,082
Amdocs Ltd.*                                                                               330,030                    9,151,732
Fiserv, Inc.*                                                                              163,330                    7,491,947
Getty Images, Inc.*                                                                         15,300                    1,316,412
                                                                                                                   ------------
                                                                                                                   $ 31,580,173
                                                                                                                   ------------
CHEMICALS - 1.9%
3M Co.                                                                                     181,250                 $ 13,296,500
                                                                                                                   ------------
COMPUTER SOFTWARE - 5.7%
Microsoft Corp.                                                                            562,620                 $ 14,476,213
Oracle Corp.*                                                                              864,090                   10,706,075
Symantec Corp.*                                                                            672,640                   15,242,022
                                                                                                                   ------------
                                                                                                                   $ 40,424,310
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
CDW Corp.                                                                                  215,780                 $ 12,713,757
Dell, Inc.*                                                                                348,060                   11,903,652
                                                                                                                   ------------
                                                                                                                   $ 24,617,409
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.0%
Apollo Group, Inc., "A"*                                                                   112,310                 $  7,456,261
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.9%
Tyco International Ltd.                                                                    496,860                 $ 13,837,551
                                                                                                                   ------------
ELECTRONICS - 3.8%
Amphenol Corp., "A"                                                                        116,740                 $  4,709,291
Analog Devices, Inc.                                                                       100,280                    3,724,399
Intel Corp.                                                                                291,600                    7,187,940
Samsung Electronics Co. Ltd., GDR                                                           12,700                    3,613,150
Xilinx, Inc.                                                                               277,350                    7,724,198
                                                                                                                   ------------
                                                                                                                   $ 26,958,978
                                                                                                                   ------------
ENERGY - INDEPENDENT - 1.0%
Arch Coal, Inc.                                                                             52,030                 $  3,512,025
Massey Energy Co.                                                                           66,080                    3,374,706
                                                                                                                   ------------
                                                                                                                   $  6,886,731
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.5%
Amerada Hess Corp.                                                                          26,500                 $  3,643,750
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
PepsiCo, Inc.                                                                              335,980                 $ 19,053,426
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0.1%
Votorantim Celulose e Papel S.A., ADR                                                       63,900                 $    856,260
                                                                                                                   ------------
GAMING & LODGING - 1.0%
Carnival Corp.                                                                             143,240                 $  7,159,135
                                                                                                                   ------------
GENERAL MERCHANDISE - 5.2%
Family Dollar Stores, Inc.                                                                 292,210                 $  5,806,213
Kohl's Corp.*                                                                              138,940                    6,972,009
Target Corp.                                                                               110,840                    5,755,921
Wal-Mart Stores, Inc.                                                                      415,170                   18,192,749
                                                                                                                   ------------
                                                                                                                   $ 36,726,892
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc.                                                                    68,000                 $  3,821,600
                                                                                                                   ------------
Insurance - 2.7%
American International Group, Inc.                                                         147,950                 $  9,166,982
St. Paul Travelers Cos., Inc.                                                              220,680                    9,901,912
                                                                                                                   ------------
                                                                                                                   $ 19,068,894
                                                                                                                   ------------
INTERNET - 1.6%
Expedia, Inc.*                                                                             375,740                 $  7,443,409
Yahoo!, Inc.*                                                                              121,500                    4,111,560
                                                                                                                   ------------
                                                                                                                   $ 11,554,969
                                                                                                                   ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc.*                                                                     157,400                 $  8,954,486
                                                                                                                   ------------
MACHINERY & TOOLS - 3.7%
Caterpillar, Inc.                                                                          252,960                 $ 14,861,400
Illinois Tool Works, Inc.                                                                  139,100                   11,452,103
                                                                                                                   ------------
                                                                                                                   $ 26,313,503
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.4%
Caremark Rx, Inc.*                                                                         154,920                 $  7,735,156
Community Health Systems, Inc.*                                                            225,770                    8,762,134
HCA, Inc.                                                                                  161,710                    7,749,143
                                                                                                                   ------------
                                                                                                                   $ 24,246,433
                                                                                                                   ------------
MEDICAL EQUIPMENT - 4.4%
Boston Scientific Corp.*                                                                   179,690                 $  4,199,355
Medtronic, Inc.                                                                            255,300                   13,689,186
St. Jude Medical, Inc.*                                                                     18,600                      870,480
Waters Corp.*                                                                               96,800                    4,026,880
Zimmer Holdings, Inc.*                                                                     127,500                    8,783,475
                                                                                                                   ------------
                                                                                                                   $ 31,569,376
                                                                                                                   ------------
METALS & MINING - 1.1%
BHP Billiton Ltd., ADR                                                                      57,700                 $  1,972,186
Companhia Vale do Rio Doce, ADR                                                            133,630                    5,861,012
                                                                                                                   ------------
                                                                                                                   $  7,833,198
                                                                                                                   ------------
NETWORK & TELECOM - 5.6%
Cisco Systems, Inc.*                                                                     1,775,140                 $ 31,828,260
QUALCOMM, Inc.                                                                             183,930                    8,230,868
                                                                                                                   ------------
                                                                                                                   $ 40,059,128
                                                                                                                   ------------
OIL SERVICES - 2.9%
BJ Services Co.                                                                            127,960                 $  4,605,280
GlobalSantaFe Corp.                                                                        111,740                    5,097,579
National Oilwell Varco, Inc.*                                                               17,100                    1,125,180
Noble Corp.                                                                                 74,350                    5,090,001
Smith International, Inc.                                                                  133,420                    4,444,220
                                                                                                                   ------------
                                                                                                                   $ 20,362,260
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
Lexmark International, Inc., "A"*                                                          114,500                 $  6,990,225
                                                                                                                   ------------
PHARMACEUTICALS - 12.0%
Abbott Laboratories                                                                        192,880                 $  8,178,112
Allergan, Inc.                                                                              79,620                    7,294,784
Eli Lilly & Co.                                                                            265,280                   14,197,786
Johnson & Johnson                                                                          351,460                   22,240,389
Roche Holdings AG                                                                           51,500                    7,154,491
Teva Pharmaceutical Industries Ltd., ADR                                                   110,600                    3,696,252
Wyeth                                                                                      485,050                   22,443,264
                                                                                                                   ------------
                                                                                                                   $ 85,205,078
                                                                                                                   ------------
RESTAURANTS - 0.2%
ARAMARK Corp., "B"                                                                          26,600                 $    710,486
Cheesecake Factory, Inc.*                                                                   22,200                      693,528
                                                                                                                   ------------
                                                                                                                   $  1,404,014
                                                                                                                   ------------
SPECIAL PRODUCTS & SERVICES - 1.9%
SPDR Trust Series I                                                                        111,200                 $ 13,682,048
                                                                                                                   ------------
SPECIALTY CHEMICALS - 0.2%
Praxair, Inc.                                                                               30,800                 $  1,476,244
                                                                                                                   ------------
SPECIALTY STORES - 2.6%
CarMax, Inc.*                                                                              181,810                 $  5,685,199
Lowe's Cos., Inc.                                                                           82,170                    5,291,748
PETsMART, Inc.                                                                             333,580                    7,265,372
                                                                                                                   ------------
                                                                                                                   $ 18,242,319
                                                                                                                   ------------
TELEPHONE SERVICES - 0.7%
Sprint Nextel Corp.                                                                        225,600                 $  5,364,768
                                                                                                                   ------------
TRUCKING - 1.7%
FedEx Corp.                                                                                136,800                 $ 11,919,384
                                                                                                                   ------------
Total Stocks                                                                                                       $679,131,135
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATIONS - 3.2%<
Citigroup Funding, Inc., 3.88%, due 10/03/05                                          $ 21,236,000                 $ 21,231,422
General Electric Capital Corp., 3.85%, due 10/03/05                                      1,310,000                    1,309,720
                                                                                                                   ------------
Total Short-Term Obligations                                                                                       $ 22,541,142
                                                                                                                   ------------
Total Investments ~                                                                                                $701,672,277
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                 9,710,950
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $711,383,227
                                                                                                                   ------------


(S)(S) When-issued security. Security represents the Series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ~ As of September 30, 2005 the series had one securityrepresenting $2,659,812 and 0.4% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     * Non-income producing security.
     < The rate shown represents an annualized yield at time of purchase.

       Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL APPRECIATION SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 651,858,438
                                                                =============
Gross unrealized appreciation                                   $  68,349,975
Gross unrealized depreciation                                     (18,536,136)
                                                                -------------
      Net unrealized appreciation (depreciation)                $  49,813,839
                                                                =============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Emerging Growth Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Emerging Growth Series


ISSUER                                                                                      SHARES                        VALUE
STOCKS - 97.6%

AEROSPACE - 1.1%
FLIR Systems, Inc.*^                                                                        71,400                 $  2,112,012
ITT Industries, Inc.                                                                        19,300                    2,192,480
                                                                                                                   ------------
                                                                                                                   $  4,304,492
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 1.4%
SLM Corp.                                                                                   95,150                 $  5,103,846
                                                                                                                   ------------
BIOTECHNOLOGY - 6.6%
Amgen, Inc.*                                                                                76,720                 $  6,112,282
CV Therapeutics, Inc.*^                                                                     14,500                      387,875
Gen-Probe, Inc.*                                                                            28,470                    1,407,842
Genzyme Corp.*                                                                              49,680                    3,559,075
Gilead Sciences, Inc.*                                                                     136,300                    6,645,988
Human Genome Sciences, Inc.*^                                                               38,800                      527,292
Keryx Biopharmaceuticals, Inc.*^                                                            28,300                      446,008
MedImmune, Inc.*                                                                            92,110                    3,099,502
Neurochem, Inc.*                                                                            24,740                      315,435
Neurocrine Biosciences, Inc.*^                                                              47,340                    2,328,655
                                                                                                                   ------------
                                                                                                                   $ 24,829,954
                                                                                                                   ------------
BROADCAST & CABLE TV - 2.4%
Grupo Televisa S.A., ADR                                                                    65,010                 $  4,661,867
Telewest Global, Inc.*                                                                     127,280                    2,921,076
Univision Communications, Inc., "A"*                                                        51,390                    1,363,377
                                                                                                                   ------------
                                                                                                                   $  8,946,320
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 6.8%
Chicago Mercantile Exchange
Holdings, Inc.                                                                              18,730                 $  6,317,629
Deutsche Boerse AG                                                                          14,000                    1,338,049
Euronext N.V.                                                                               26,000                    1,144,639
Franklin Resources, Inc.                                                                    23,400                    1,964,664
Goldman Sachs Group, Inc.                                                                   29,700                    3,610,926
Greenhill & Co., Inc.^                                                                      32,900                    1,371,601
Lazard Ltd.                                                                                 52,100                    1,318,130
Legg Mason, Inc.                                                                            61,030                    6,694,381
Lehman Brothers Holdings, Inc.                                                              17,010                    1,981,325
                                                                                                                   ------------
                                                                                                                   $ 25,741,344
                                                                                                                   ------------
BUSINESS SERVICES - 8.0%
Alliance Data Systems Corp.*                                                                68,510                 $  2,682,167
Amdocs Ltd.*                                                                               201,700                    5,593,141
Corporate Executive Board Co.                                                               25,800                    2,011,884
DST Systems, Inc.*                                                                          94,790                    5,197,331
Getty Images, Inc.*^                                                                       101,560                    8,738,222
Hewitt Associates, Inc., "A"*^                                                              65,210                    1,778,929
Infosys Technologies Ltd., ADR^                                                             27,000                    2,005,560
Laureate Education, Inc.*^                                                                  24,800                    1,214,456
Universal Technical Institute, Inc.*^                                                       25,300                      900,933
                                                                                                                   ------------
                                                                                                                   $ 30,122,623
                                                                                                                   ------------
CHEMICALS - 0.3%
Nalco Holding Co.*                                                                          59,240                 $    999,379
                                                                                                                   ------------
COMPUTER SOFTWARE - 5.7%
Adobe Systems, Inc.                                                                        153,600                 $  4,584,960
MicroStrategy, Inc., "A"*^                                                                  19,640                    1,380,496
Oracle Corp.*                                                                              374,670                    4,642,161
Symantec Corp.*                                                                            357,373                    8,098,072
TIBCO Software, Inc.*                                                                      325,200                    2,718,672
                                                                                                                   ------------
                                                                                                                   $ 21,424,361
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
Apple Computer, Inc.*                                                                       27,900                 $  1,495,719
Dell, Inc.*                                                                                168,720                    5,770,224
LG Philips LCD Co. Ltd., ADR*^                                                             100,300                    2,062,168
                                                                                                                   ------------
                                                                                                                   $  9,328,111
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.6%
Apollo Group, Inc., "A"*                                                                    30,480                 $  2,023,567
Avon Products, Inc.                                                                         46,750                    1,262,250
Career Education Corp.*^                                                                    25,430                      904,291
Strayer Education, Inc.^                                                                    21,170                    2,000,988
                                                                                                                   ------------
                                                                                                                   $  6,191,096
                                                                                                                   ------------
ELECTRONICS - 5.9%
Analog Devices, Inc.                                                                        41,550                 $  1,543,167
AU Optronics Corp., ADR^                                                                   175,735                    2,277,526
FormFactor, Inc.*^                                                                          56,160                    1,281,571
Marvell Technology Group Ltd.*^                                                             41,530                    1,914,948
Samsung Electronics Co. Ltd., GDR                                                           24,530                    6,978,785
SanDisk Corp.*^                                                                             75,200                    3,628,400
Texas Instruments, Inc.                                                                     27,590                      935,301
Xilinx, Inc.                                                                               128,490                    3,578,447
                                                                                                                   ------------
                                                                                                                   $ 22,138,145
                                                                                                                   ------------
ENERGY - INDEPENDENT - 0.4%
EOG Resources, Inc.                                                                         19,300                 $  1,445,570
                                                                                                                   ------------
ENTERTAINMENT - 0.4%
Pixar*                                                                                      30,500                 $  1,357,555
                                                                                                                   ------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                   39,340                 $  1,141,253
Walgreen Co.                                                                                62,790                    2,728,226
                                                                                                                   ------------
                                                                                                                   $  3,869,479
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.7%
Cadbury Schweppes PLC                                                                      229,360                 $  2,313,275
PepsiCo, Inc.                                                                               72,260                    4,097,865
                                                                                                                   ------------
                                                                                                                   $  6,411,140
                                                                                                                   ------------
FURNITURE & APPLIANCES - 2.0%
Harman International Industries, Inc.                                                       58,510                 $  5,983,818
Tempur-Pedic International, Inc.*^                                                         145,000                    1,716,800
                                                                                                                   ------------
                                                                                                                   $  7,700,618
                                                                                                                   ------------
GAMING & LODGING - 1.5%
Four Seasons Hotels, Inc. (Partial
voting shares.)^                                                                            29,300                 $  1,681,820
Hilton Group PLC                                                                           206,900                    1,147,347
International Game Technology                                                               21,500                      580,500
Las Vegas Sands Corp.*^                                                                     15,800                      519,978
Station Casinos, Inc.                                                                       26,600                    1,765,176
                                                                                                                   ------------
                                                                                                                   $  5,694,821
                                                                                                                   ------------
GENERAL MERCHANDISE - 2.0%
Kohl's Corp.*                                                                               51,120                 $  2,565,202
Target Corp.                                                                                67,670                    3,514,103
Wal-Mart de Mexico S.A. de C.V.                                                            266,030                    1,352,381
                                                                                                                   ------------
                                                                                                                   $  7,431,686
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
UnitedHealth Group, Inc.                                                                    16,800                 $    944,160
WellPoint, Inc.*                                                                            77,940                    5,909,411
                                                                                                                   ------------
                                                                                                                   $  6,853,571
                                                                                                                   ------------
INTERNET - 4.1%
CNET Networks, Inc.*^                                                                       57,000                 $    773,490
eBay, Inc.*                                                                                 23,800                      980,560
Google, Inc., "A"*                                                                          25,410                    8,041,249
Yahoo!, Inc.*                                                                              172,230                    5,828,263
                                                                                                                   ------------
                                                                                                                   $ 15,623,562
                                                                                                                   ------------
LEISURE & TOYS - 2.5%
Activision, Inc.*                                                                           94,330                 $  1,929,049
Electronic Arts, Inc.*                                                                     119,720                    6,810,871
Marvel Entertainment, Inc.*                                                                 43,700                      780,919
                                                                                                                   ------------
                                                                                                                   $  9,520,839
                                                                                                                   ------------
MACHINERY & TOOLS - 1.0%
Illinois Tool Works, Inc.                                                                   18,370                 $  1,512,402
Precision Castparts Corp.                                                                   44,600                    2,368,260
                                                                                                                   ------------
                                                                                                                   $  3,880,662
                                                                                                                   ------------
MEDICAL EQUIPMENT - 7.3%
Alcon, Inc.                                                                                 41,200                 $  5,268,656
Cytyc Corp.*                                                                               351,160                    9,428,646
DENTSPLY International, Inc.                                                                29,150                    1,574,683
Millipore Corp.*                                                                            67,960                    4,274,004
ResMed, Inc.*                                                                                7,900                      629,235
St. Jude Medical, Inc.*                                                                     77,990                    3,649,932
Synthes, Inc.                                                                                9,870                    1,154,582
Waters Corp.*                                                                               32,540                    1,353,664
                                                                                                                   ------------
                                                                                                                   $ 27,333,402
                                                                                                                   ------------
METALS & MINING - 0.4%
Companhia Vale do Rio Doce, ADR                                                             30,260                 $  1,327,204
                                                                                                                   ------------
NETWORK & TELECOM - 6.3%
Cisco Systems, Inc.*                                                                       213,791                 $  3,833,273
Comverse Technology, Inc.*                                                                  73,570                    1,932,684
Corning, Inc.*                                                                             190,600                    3,684,298
Juniper Networks, Inc.*                                                                     78,958                    1,878,411
NeuStar, Inc., "A"*                                                                         24,800                      793,352
Nokia Corp., ADR                                                                           294,700                    4,983,377
QUALCOMM, Inc.                                                                             150,980                    6,756,355
                                                                                                                   ------------
                                                                                                                   $ 23,861,750
                                                                                                                   ------------
OIL SERVICES - 4.3%
BJ Services Co.                                                                             47,960                 $  1,726,080
ENSCO International, Inc.                                                                   16,400                      764,076
GlobalSantaFe Corp.                                                                        109,000                 $  4,972,580
Halliburton Co.                                                                             44,990                    3,082,715
National Oilwell Varco, Inc.*                                                               45,000                    2,961,000
Smith International, Inc.                                                                   79,240                    2,639,484
                                                                                                                   ------------
                                                                                                                   $ 16,145,935
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
EMC Corp.*                                                                                 372,390                 $  4,818,727
M-Systems Flash Disk Pioneers Ltd.*^                                                        65,600                    1,962,752
Network Appliance, Inc.*                                                                    41,060                      974,764
                                                                                                                   ------------
                                                                                                                   $  7,756,243
                                                                                                                   ------------
PHARMACEUTICALS - 6.8%
Allergan, Inc.                                                                              61,890                 $  5,670,362
Endo Pharmaceuticals Holdings, Inc.*                                                        56,060                    1,495,120
Johnson & Johnson                                                                           54,190                    3,429,143
Medicis Pharmaceutical Corp., "A"^                                                         125,290                    4,079,442
Roche Holdings AG                                                                           37,150                    5,160,958
Teva Pharmaceutical Industries Ltd., ADR                                                   105,730                    3,533,497
Wyeth                                                                                       52,600                    2,433,802
                                                                                                                   ------------
                                                                                                                   $ 25,802,324
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B"*^                                                             56,060                 $    790,446
                                                                                                                   ------------
REAL ESTATE - 0% Cyrela Brazil Realty S.A.
Empreendimentos e Participacoes, GDR ##                                                        530                 $     43,859
                                                                                                                   ------------
RESTAURANTS - 0.3%
Cheesecake Factory, Inc.*^                                                                  32,880                 $  1,027,171
                                                                                                                   ------------
SPECIALTY STORES - 3.7%
Bed Bath & Beyond, Inc.*                                                                    80,990                 $  3,254,178
Best Buy Co., Inc.^                                                                         58,550                    2,548,682
Chico's FAS, Inc.*                                                                          40,700                    1,497,760
Circuit City Stores, Inc.^                                                                 131,300                    2,253,108
Dick's Sporting Goods, Inc.*^                                                               23,100                      695,541
Hot Topic, Inc.*                                                                            83,300                    1,279,488
Submarino S.A.*                                                                             51,000                      665,168
Urban Outfitters, Inc.*                                                                     65,600                    1,928,640
                                                                                                                   ------------
                                                                                                                   $ 14,122,565
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
America Movil S.A. de C.V., ADR, "L"                                                       129,420                 $  3,406,334
                                                                                                                   ------------
TELEPHONE SERVICES - 4.6%
American Tower Corp., "A"*                                                                 417,345                 $ 10,412,758
Orascom Telecom Holding                                                                     15,800                      742,600
Sprint Nextel Corp.                                                                        258,760                    6,153,313
                                                                                                                   ------------
                                                                                                                   $ 17,308,671
                                                                                                                   ------------
Total Stocks                                                                                                       $367,845,078
                                                                                                                   ------------

ISSUER                                                                                      SHARES                        VALUE

COLLATERAL FOR SECURITIES LOANED - 11.8%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                           44,663,828                 $ 44,663,828
                                                                                                                   ------------
ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 2.3%
Citigroup Funding, Inc., 3.88%, due 10/03/05 <                                        $  8,625,000                 $  8,623,141
                                                                                                                   ------------
Total Investments ~                                                                                                $421,132,047
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (11.7)%                                                                            (44,241,017)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $376,891,030
                                                                                                                   ------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## Sec Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of September 30, 2005, the fund had one security representing $43,859 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST- EMERGING GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $380,925,799
                                                             ============
Gross unrealized appreciation                                $ 54,742,573
Gross unrealized depreciation                                 (14,536,325)
                                                             ------------
      Net unrealized appreciation                            $ 40,206,248
                                                             ============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Massachusetts Investors Trust Series


-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Massachusetts Investors Trust Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS- 99.5%

AEROSPACE - 4.3%
Lockheed Martin Corp.                                                                      348,150               $   21,251,076
United Technologies Corp.                                                                  530,270                   27,489,197
                                                                                                                 --------------
                                                                                                                 $   48,740,273
                                                                                                                 --------------
APPAREL MANUFACTURERS - 0.8%
Nike, Inc., "B"                                                                            103,790               $    8,477,567
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 7.8%
American Express Co.                                                                       254,950               $   12,818,886
Ameriprise Financial, Inc.*(S)                                                              15,290                      547,382
Bank of America Corp.                                                                      487,390                   20,519,119
Citigroup, Inc.                                                                            250,500                   11,402,760
J.P. Morgan Chase & Co.                                                                    339,150                   11,507,360
SLM Corp.                                                                                  290,420                   15,578,129
Wells Fargo & Co.                                                                          262,250                   15,359,983
                                                                                                                 --------------
                                                                                                                 $   87,733,619
                                                                                                                 --------------
BIOTECHNOLOGY - 4.1%
Amgen, Inc.*                                                                               288,840               $   23,011,883
Genzyme Corp.*                                                                             113,990                    8,166,244
Gilead Sciences, Inc.*                                                                     297,830                   14,522,191
                                                                                                                 --------------
                                                                                                                 $   45,700,318
                                                                                                                 --------------
BROADCAST & CABLE TV - 2.7%
Univision Communications, Inc., "A"^*                                                      299,580               $    7,947,857
Viacom, Inc., "B"                                                                          322,880                   10,658,269
Walt Disney Co.                                                                            494,770                   11,938,800
                                                                                                                 --------------
                                                                                                                 $   30,544,926
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 4.0%
Goldman Sachs Group, Inc.                                                                  155,400               $   18,893,532
Legg Mason, Inc.                                                                           132,780                   14,564,638
Lehman Brothers Holdings, Inc.                                                             103,360                   12,039,373
                                                                                                                 --------------
                                                                                                                 $   45,497,543
                                                                                                                 --------------
BUSINESS SERVICES - 1.4%
Accenture Ltd., "A"^                                                                       220,600               $    5,616,476
Amdocs Ltd.*                                                                               367,280                   10,184,674
                                                                                                                 --------------
                                                                                                                 $   15,801,150
                                                                                                                 --------------
CHEMICALS - 1.9%
Dow Chemical Co.                                                                           236,270               $    9,845,371
Monsanto Co.                                                                               178,290                   11,187,698
                                                                                                                 --------------
                                                                                                                 $   21,033,069
                                                                                                                 --------------
COMPUTER SOFTWARE - 2.6%
Adobe Systems, Inc.                                                                        104,000               $    3,104,400
Oracle Corp.*                                                                            1,472,130                   18,239,691
Symantec Corp.*                                                                            356,395                    8,075,911
                                                                                                                 --------------
                                                                                                                 $   29,420,002
                                                                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 3.7%
Apple Computer, Inc.*                                                                      214,950               $   11,523,470
Dell, Inc.*                                                                                557,970                   19,082,574
International Business Machines Corp.                                                      131,800                   10,572,996
                                                                                                                 --------------
                                                                                                                 $   41,179,040
                                                                                                                 --------------
CONSTRUCTION - 1.0%
Masco Corp.                                                                                373,520               $   11,459,594
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 5.3%
Avon Products, Inc.                                                                        198,880               $    5,369,760
Colgate-Palmolive Co.                                                                      278,130                   14,682,483
Procter & Gamble Co.                                                                       347,670                   20,672,458
Reckitt Benckiser PLC                                                                      601,490                   18,316,155
                                                                                                                 --------------
                                                                                                                 $   59,040,856
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 1.5%
Tyco International Ltd.                                                                    614,120               $   17,103,242
                                                                                                                 --------------
ELECTRONICS - 3.6%
Analog Devices, Inc.                                                                       307,490               $   11,420,179
Intel Corp.                                                                                273,900                    6,751,635
Samsung Electronics Co. Ltd., GDR                                                           28,000                    7,966,000
SanDisk Corp.*                                                                             150,000                    7,237,500
Xilinx, Inc.                                                                               236,820                    6,595,437
                                                                                                                 --------------
                                                                                                                 $   39,970,751
                                                                                                                 --------------
ENERGY - INDEPENDENT - 2.7%
EnCana Corp.                                                                               263,300               $   15,353,023
EOG Resources, Inc.^                                                                       194,690                   14,582,281
                                                                                                                 --------------
                                                                                                                 $   29,935,304
                                                                                                                 --------------
ENERGY - INTEGRATED - 4.1%
Amerada Hess Corp.                                                                         104,700               $   14,396,250
BP PLC, ADR                                                                                186,752                   13,231,379
TOTAL S.A., ADR^                                                                           139,080                   18,889,846
                                                                                                                 --------------
                                                                                                                 $   46,517,475
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.4%
Coca-Cola Co.                                                                              194,300               $    8,391,817
Nestle S.A.                                                                                 37,918                   11,103,668
PepsiCo, Inc.                                                                              339,750                   19,267,223
                                                                                                                 --------------
                                                                                                                 $   38,762,708
                                                                                                                 --------------
GAMING & LODGING - 1.6%
Carnival Corp.                                                                             238,760               $   11,933,225
Hilton Group PLC                                                                         1,092,480                    6,058,257
                                                                                                                 --------------
                                                                                                                 $   17,991,482
                                                                                                                 --------------
GENERAL MERCHANDISE - 2.4%
Target Corp.                                                                               314,690               $   16,341,852
Wal-Mart Stores, Inc.                                                                      236,390                   10,358,610
                                                                                                                 --------------
                                                                                                                 $   26,700,462
                                                                                                                 --------------
INSURANCE - 3.7%
American International Group, Inc.                                                         536,867               $   33,264,279
Genworth Financial, Inc., "A"                                                              246,160                    7,936,198
                                                                                                                 --------------
                                                                                                                 $   41,200,477
                                                                                                                 --------------
INTERNET - 1.0%
eBay, Inc.*                                                                                 50,670               $    2,087,604
Yahoo!, Inc.*                                                                              273,140                    9,243,058
                                                                                                                 --------------
                                                                                                                 $   11,330,662
                                                                                                                 --------------
LEISURE & TOYS - 1.1%
Electronic Arts, Inc.*                                                                     226,380               $   12,878,758
                                                                                                                 --------------
MACHINERY & TOOLS - 1.9%
Caterpillar, Inc.                                                                          279,880               $   16,442,950
Illinois Tool Works, Inc.                                                                   60,270                    4,962,029
                                                                                                                 --------------
                                                                                                                 $   21,404,979
                                                                                                                 --------------
MEDICAL EQUIPMENT - 4.0%
Boston Scientific Corp.*                                                                   273,570               $    6,393,331
Guidant Corp.                                                                               99,710                    6,869,022
Medtronic, Inc.                                                                            291,790                   15,645,780
Synthes, Inc.                                                                               55,550                    6,498,180
Zimmer Holdings, Inc.*                                                                     146,510                   10,093,074
                                                                                                                 --------------
                                                                                                                 $   45,499,387
                                                                                                                 --------------
NETWORK & TELECOM - 2.4%
Cisco Systems, Inc.*                                                                       926,100               $   16,604,973
QUALCOMM, Inc.                                                                             234,490                   10,493,428
                                                                                                                 --------------
                                                                                                                 $   27,098,401
                                                                                                                 --------------
OIL SERVICES - 4.1%
Halliburton Co.                                                                            288,080               $   19,739,242
Noble Corp.                                                                                221,110                   15,137,191
Transocean, Inc.*                                                                          190,000                   11,648,900
                                                                                                                 --------------
                                                                                                                 $   46,525,333
                                                                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
EMC Corp.*                                                                               1,874,190               $   24,252,019
                                                                                                                 --------------
PHARMACEUTICALS - 10.1%
Abbott Laboratories                                                                        457,100               $   19,381,040
Eli Lilly & Co.                                                                            320,480                   17,152,090
Johnson & Johnson                                                                          501,900                   31,760,232
Roche Holdings AG                                                                           96,050                   13,343,473
Teva Pharmaceutical Industries Ltd., ADR                                                   262,200                    8,762,724
Wyeth                                                                                      486,970                   22,532,102
                                                                                                                 --------------
                                                                                                                 $  112,931,661
                                                                                                                 --------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                              229,440               $   10,997,059
                                                                                                                 --------------
SPECIALTY STORES - 2.8%
Gap, Inc.                                                                                  494,710               $    8,622,795
Staples, Inc.                                                                              565,930                   12,065,628
TJX Cos., Inc.                                                                             520,450                   10,658,816
                                                                                                                 --------------
                                                                                                                 $   31,347,239
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Vodafone Group PLC, ADR                                                                    449,794               $   11,681,150
                                                                                                                 --------------
TELEPHONE SERVICES - 1.3%
                                                                                                                 --------------
Sprint Nextel Corp.                                                                        599,150               $   14,247,787
                                                                                                                 --------------
TOBACCO - 1.9%
Altria Group, Inc.                                                                         283,940               $   20,929,217
                                                                                                                 --------------
TRUCKING - 0.8%
FedEx Corp.                                                                                101,550               $    8,848,052
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 1.3%
Entergy Corp.                                                                               45,660               $    3,393,444
Exelon Corp.                                                                               209,370                   11,188,733
                                                                                                                 --------------
                                                                                                                 $   14,582,177
                                                                                                                 --------------
Total Stocks                                                                                                     $1,117,363,739
                                                                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 1.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        10,954,774               $   10,954,774
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

REPURCHASE AGREEMENT - 0.3%
Morgan Stanley, 3.8%, dated 9/30/05, due 10/3/05, total to be received
$3,910,238 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account)                                                          $  3,909,000               $    3,909,000
                                                                                                                 --------------
Total Investments ~                                                                                              $1,132,227,513
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                                              (9,364,512)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $1,122,863,001
                                                                                                                 --------------

  ~ As of September 30, 2005, the series had one security representing $12,818,886 and 1.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) When-issued security. Security represents the Series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.

ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS TRUST SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,010,310,290
                                                                ==============
Gross unrealized appreciation                                   $  145,179,006
Gross unrealized depreciation                                      (23,261,783)
                                                                --------------
      Net unrealized appreciation                               $  121,917,223
                                                                ==============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005

                        Research Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Research Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 99.2%

AEROSPACE - 2.4%
Northrop Grumman Corp.                                                                      59,540                 $  3,235,999
United Technologies Corp.                                                                  123,880                    6,421,939
                                                                                                                   ------------
                                                                                                                   $  9,657,938
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                 134,250                 $  1,929,236
                                                                                                                   ------------
APPAREL MANUFACTURERS - 1.3%
Columbia Sportswear Co. ^*                                                                  40,580                 $  1,882,912
Nike, Inc., "B"                                                                             42,460                    3,468,133
                                                                                                                   ------------
                                                                                                                   $  5,351,045
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 7.6%
Bank of America Corp.                                                                      215,130                 $  9,056,973
J. P. Morgan Chase & Co.                                                                   136,050                    4,616,177
PNC Financial Services Group, Inc.                                                         140,400                    8,146,008
SLM Corp.                                                                                  167,250                    8,971,290
                                                                                                                   ------------
                                                                                                                   $ 30,790,448
                                                                                                                   ------------
BIOTECHNOLOGY - 3.1%
Amgen, Inc.*                                                                                35,100                 $  2,796,417
Genzyme Corp.*                                                                              28,400                    2,034,576
Gilead Sciences, Inc.*                                                                      66,100                    3,223,036
ImClone Systems, Inc.^*                                                                     87,570                    2,754,076
Neurocrine Biosciences, Inc.^*                                                              38,830                    1,910,048
                                                                                                                   ------------
                                                                                                                   $ 12,718,153
                                                                                                                   ------------
BROADCAST & CABLE TV - 1.9%
Univision Communications, Inc., "A"*                                                       134,220                 $  3,560,857
Walt Disney Co.                                                                            168,600                    4,068,318
                                                                                                                   ------------
                                                                                                                   $  7,629,175
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 9.0%
Franklin Resources, Inc.^                                                                   98,760                 $  8,291,890
Goldman Sachs Group, Inc.                                                                   77,800                    9,458,924
Legg Mason, Inc.                                                                            71,975                    7,894,938
Lehman Brothers Holdings, Inc.^                                                             50,300                    5,858,944
Mellon Financial Corp.                                                                     161,450                    5,161,557
                                                                                                                   ------------
                                                                                                                   $ 36,666,253
                                                                                                                   ------------
BUSINESS SERVICES - 2.4%
Amdocs Ltd.*                                                                               132,280                 $  3,668,124
Getty Images, Inc.^*                                                                        72,480                    6,236,179
                                                                                                                   ------------
                                                                                                                   $  9,904,303
                                                                                                                   ------------
CHEMICALS - 1.3%
Nalco Holding Co. *                                                                        311,900                 $  5,261,753
                                                                                                                   ------------
COMPUTER SOFTWARE - 3.4%
MicroStrategy, Inc., "A"^*                                                                  62,860                 $  4,418,429
Oracle Corp.*                                                                              386,420                    4,787,744
Symantec Corp.*                                                                            199,670                    4,524,522
                                                                                                                   ------------
                                                                                                                   $ 13,730,695
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
Dell, Inc.*                                                                                196,760                 $  6,729,192
                                                                                                                   ------------
CONSTRUCTION - 1.5%
Masco Corp.                                                                                193,440                 $  5,934,739
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.8%
Avon Products, Inc.                                                                         50,030                 $  1,350,810
Gillette Co.                                                                                43,860                    2,552,652
Procter & Gamble Co.                                                                        56,050                    3,332,733
                                                                                                                   ------------
                                                                                                                   $  7,236,195
                                                                                                                   ------------
CONTAINERS - 1.9%
Owens-Illinois, Inc.*                                                                      279,930                 $  5,772,157
Sealed Air Corp.^*                                                                          44,890                    2,130,479
                                                                                                                   ------------
                                                                                                                   $  7,902,636
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 2.6%
Tyco International Ltd.^                                                                   297,930                 $  8,297,351
W. W. Grainger, Inc.                                                                        35,520                    2,234,918
                                                                                                                   ------------
                                                                                                                   $ 10,532,269
                                                                                                                   ------------
ELECTRONICS - 3.5%
Analog Devices, Inc.                                                                        87,240                 $  3,240,094
Intel Corp.                                                                                165,660                    4,083,519
KLA-Tencor Corp.^                                                                           41,160                    2,006,962
SanDisk Corp.*                                                                              70,370                    3,395,353
Xilinx, Inc.                                                                                61,500                    1,712,775
                                                                                                                   ------------
                                                                                                                   $ 14,438,703
                                                                                                                   ------------
ENERGY - INTEGRATED - 7.1%
Amerada Hess Corp.                                                                          33,140                 $  4,556,750
Chevron Corp.                                                                               76,970                    4,982,268
ConocoPhillips                                                                             110,570                    7,729,949
TOTAL S.A., ADR^                                                                            85,500                   11,612,610
                                                                                                                   ------------
                                                                                                                   $ 28,881,577
                                                                                                                   ------------
FOOD & DRUG STORES - 0.6%
CVS Corp.                                                                                   84,730                 $  2,458,017
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.7%
Coca-Cola Co.                                                                               41,690                 $  1,800,591
Nestle S.A                                                                                  16,316                    4,777,874
PepsiCo, Inc.                                                                              148,400                    8,415,764
                                                                                                                   ------------
                                                                                                                   $ 14,994,229
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 1.0%
Abitibi-Consolidated, Inc.                                                                 452,220                 $  1,831,491
Bowater, Inc.^                                                                              73,650                    2,082,086
                                                                                                                   ------------
                                                                                                                   $  3,913,577
                                                                                                                   ------------
GENERAL MERCHANDISE - 0.9%
Target Corp.                                                                                70,020                 $  3,636,139
                                                                                                                   ------------
INSURANCE - 3.7%
Ace Ltd.                                                                                    12,400                 $    583,668
Chubb Corp.^                                                                                46,500                    4,164,075
Endurance Specialty Holdings Ltd.                                                           46,910                    1,600,100
Genworth Financial, Inc., "A"                                                              140,670                    4,535,201
PartnerRe Ltd.                                                                               1,900                      121,695
St. Paul Travelers Cos., Inc.                                                               86,600                    3,885,742
                                                                                                                   ------------
                                                                                                                   $ 14,890,481
                                                                                                                   ------------
INTERNET - 1.1%
Yahoo!, Inc.*                                                                              128,450                 $  4,346,748
                                                                                                                   ------------
LEISURE & TOYS - 1.5%
Electronic Arts, Inc.*                                                                     107,280                 $  6,103,159
                                                                                                                   ------------
MACHINERY & TOOLS - 1.1%
Sandvik AB                                                                                  90,490                 $  4,496,622
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Tenet Healthcare Corp.*                                                                    399,370                 $  4,484,925
                                                                                                                   ------------
MEDICAL EQUIPMENT - 2.3%
Alcon, Inc.                                                                                 17,770                 $  2,272,428
Millipore Corp.*                                                                            31,600                    1,987,324
Zimmer Holdings, Inc.*                                                                      74,250                    5,115,083
                                                                                                                   ------------
                                                                                                                   $  9,374,835
                                                                                                                   ------------
METALS & MINING - 0.8%
Companhia Vale do Rio Doce, ADR                                                             70,090                 $  3,074,147
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.6%
Sempra Energy                                                                               49,900                 $  2,348,294
                                                                                                                   ------------
NETWORK & TELECOM - 2.1%
Cisco Systems, Inc.*                                                                       372,240                 $  6,674,263
                                                                                                                   ------------
QUALCOMM, Inc.                                                                              43,340                    1,939,465
                                                                                                                   $  8,613,728
                                                                                                                   ------------
OIL SERVICES - 4.3%
GlobalSantaFe Corp.^                                                                       144,155                 $  6,576,351
Halliburton Co.                                                                             65,650                    4,498,338
Noble Corp.                                                                                 94,090                    6,441,401
                                                                                                                   ------------
                                                                                                                   $ 17,516,090
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
EMC Corp.*                                                                                 157,080                 $  2,032,615
Network Appliance, Inc.^*                                                                   83,960                    1,993,210
                                                                                                                   ------------
                                                                                                                   $  4,025,825
                                                                                                                   ------------
PHARMACEUTICALS - 6.6%
Abbott Laboratories                                                                         38,440                 $  1,629,856
Eli Lilly & Co.                                                                            104,810                    5,609,431
Endo Pharmaceuticals Holdings, Inc.^*                                                       91,210                    2,432,571
Johnson & Johnson                                                                          108,930                    6,893,090
Medicis Pharmaceutical Corp., "A"^                                                          59,910                    1,950,670
Wyeth                                                                                      175,210                    8,106,967
                                                                                                                   ------------
                                                                                                                   $ 26,622,585
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.7%
Washington Post Co., "B"^                                                                    3,800                 $  3,049,500
                                                                                                                   ------------
RESTAURANTS - 1.0%
Outback Steakhouse, Inc.                                                                    67,820                 $  2,482,212
Rare Hospitality International, Inc.*                                                       68,020                    1,748,114
                                                                                                                   ------------
                                                                                                                   $  4,230,326
                                                                                                                   ------------
SPECIALTY CHEMICALS - 0.5%
Praxair, Inc.                                                                               42,640                 $  2,043,735
                                                                                                                   ------------
SPECIALTY STORES - 3.3%
Gap, Inc.                                                                                  314,210                 $  5,476,680
Lowe's Cos., Inc.                                                                           50,040                    3,222,576
PETsMART, Inc.                                                                             218,280                    4,754,138
                                                                                                                   ------------
                                                                                                                   $ 13,453,394
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Vodafone Group PLC, ADR                                                                    150,457                 $  3,907,368
                                                                                                                   ------------
TELEPHONE SERVICES - 2.3%
CenturyTel, Inc.^                                                                           49,900                 $  1,745,502
Sprint Nextel Corp.                                                                        292,355                    6,952,202
Verizon Communications, Inc.                                                                26,120                      853,863
                                                                                                                   ------------
                                                                                                                   $  9,551,567
                                                                                                                   ------------
TOBACCO - 2.3%
Altria Group, Inc.                                                                         128,820                 $  9,495,322
                                                                                                                   ------------
TRUCKING - 1.0%
CNF, Inc.^                                                                                  79,430                 $  4,170,075
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.7%
AES Corp.*                                                                                 136,700                 $  2,245,981
Exelon Corp.                                                                                37,700                    2,014,688
FirstEnergy Corp.                                                                           48,560                    2,530,947
                                                                                                                   ------------
                                                                                                                   $  6,791,616
                                                                                                                   ------------
Total Stocks                                                                                                       $402,886,614
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 0.3%
New Center Asset Trust, 3.88%, due 10/03/05 <                                         $  1,116,000                 $  1,115,759

ISSUER                                                                                      SHARES                        VALUE

COLLATERAL FOR SECURITIES LOANED - 8.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        32,426,399                 $ 32,426,399
                                                                                                                   ------------
Total Investments                                                                                                  $436,428,772
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (7.5)%                                                                             (30,449,324)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $405,979,448
                                                                                                                   ------------

 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
 ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                       $409,829,049
                                                     ============
Gross unrealized appreciation                        $ 43,402,285
Gross unrealized depreciation                         (16,802,562)
                                                     ------------
  Net unrealized appreciation                        $ 26,599,723
                                                     ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Total Return Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Total Return Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 60.9%

AEROSPACE - 1.2%
Lockheed Martin Corp.                                                                      219,300               $   13,386,072
Northrop Grumman Corp.^                                                                    136,900                    7,440,515
United Technologies Corp.                                                                  100,800                    5,225,472
                                                                                                                 --------------
                                                                                                                 $   26,052,059
                                                                                                                 --------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                                                 398,320               $    5,724,048
Molson Coors Brewing Co.^                                                                   39,270                    2,513,673
                                                                                                                 --------------
                                                                                                                 $    8,237,721
                                                                                                                 --------------
AUTOMOTIVE - 0.4%
SPX Corp.^                                                                                 129,150               $    5,934,443
Toyota Motor Corp.                                                                          43,800                    2,004,930
                                                                                                                 --------------
                                                                                                                 $    7,939,373
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 8.7%
American Express Co.                                                                       143,870               $    7,233,784
Ameriprise Financial, Inc.(S)(S)*                                                           28,774                    1,030,109
Bank of America Corp.                                                                    1,179,936                   49,675,306
Capital One Financial Corp.                                                                 38,540                    3,064,701
Citigroup, Inc.                                                                            669,533                   30,477,142
Countrywide Financial Corp.                                                                 95,450                    3,147,941
Fannie Mae                                                                                 133,600                    5,987,952
Freddie Mac                                                                                 34,200                    1,930,932
J.P. Morgan Chase & Co.                                                                    818,524                   27,772,519
MBNA Corp.                                                                                  83,000                    2,045,120
PNC Financial Services Group, Inc.^                                                        541,120                   31,395,782
SunTrust Banks, Inc.                                                                       199,380                   13,846,941
UBS AG                                                                                      25,806                    2,193,286
Wells Fargo & Co.                                                                          133,800                    7,836,666
                                                                                                                 --------------
                                                                                                                 $  187,638,181
                                                                                                                 --------------
BIOTECHNOLOGY - 0.3%
MedImmune, Inc.*                                                                           192,970               $    6,493,441
                                                                                                                 --------------
BROADCAST & CABLE TV - 2.9%
Interpublic Group of Cos., Inc.*                                                           707,160               $    8,231,342
Time Warner, Inc.                                                                          327,780                    5,936,096
Viacom, Inc., "B"                                                                          852,678                   28,146,901
Walt Disney Co.                                                                            799,030                   19,280,594
                                                                                                                 --------------
                                                                                                                 $   61,594,933
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 3.4%
Franklin Resources, Inc.^                                                                   66,310               $    5,567,388
Goldman Sachs Group, Inc.                                                                  107,500                   13,069,850
Lehman Brothers Holdings, Inc.                                                              72,070                    8,394,714
Mellon Financial Corp.                                                                     802,390                   25,652,408
Merrill Lynch & Co., Inc.                                                                  252,650                   15,500,078
Morgan Stanley                                                                             102,780                    5,543,953
                                                                                                                 --------------
                                                                                                                 $   73,728,391
                                                                                                                 --------------
BUSINESS SERVICES - 0.5%
Accenture Ltd., "A"                                                                        422,230               $   10,749,976
                                                                                                                 --------------
CHEMICALS - 1.6%
3M Co.                                                                                      68,470               $    5,022,959
Dow Chemical Co.                                                                           192,800                    8,033,976
E.I. du Pont de Nemours & Co.                                                              115,200                    4,512,384
Nalco Holding Co.*                                                                         249,580                    4,210,415
PPG Industries, Inc.                                                                       149,940                    8,874,949
Syngenta AG                                                                                 32,900                    3,444,427
                                                                                                                 --------------
                                                                                                                 $   34,099,110
                                                                                                                 --------------
COMPUTER SOFTWARE - 1.9%
Compuware Corp.^*                                                                          779,380               $    7,404,110
Microsoft Corp.                                                                            186,300                    4,793,499
Oracle Corp.*                                                                              498,900                    6,181,371
Symantec Corp.*                                                                          1,038,300                   23,527,878
                                                                                                                 --------------
                                                                                                                 $   41,906,858
                                                                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
International Business Machines
Corp.                                                                                       52,380               $    4,201,924
Sun Microsystems, Inc.*                                                                  2,671,710                   10,473,103
                                                                                                                 --------------
                                                                                                                 $   14,675,027
                                                                                                                 --------------
CONSTRUCTION - 1.2%
Masco Corp.                                                                                849,860               $   26,073,705
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 0.9%
Colgate-Palmolive Co.                                                                       79,490               $    4,196,277
Estee Lauder Cos., Inc., "A"                                                               100,400                    3,496,932
Gillette Co.                                                                               100,340                    5,839,788
Kimberly-Clark Corp.^                                                                       87,550                    5,211,852
                                                                                                                 --------------
                                                                                                                 $   18,744,849
                                                                                                                 --------------
CONTAINERS - 0.8%
Owens-Illinois, Inc.*                                                                      800,490               $   16,506,104
Smurfit-Stone Container Corp.^*                                                             85,400                      884,744
                                                                                                                 --------------
                                                                                                                 $   17,390,848
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 2.1%
Cooper Industries Ltd., "A"^                                                                47,000               $    3,249,580
Emerson Electric Co.                                                                        14,700                    1,055,460
General Electric Co.                                                                       426,480                   14,359,582
Hubbell, Inc., "B"^                                                                         41,310                    1,938,678
Tyco International Ltd.                                                                    792,650                   22,075,303
W.W. Grainger, Inc.^                                                                        33,700                    2,120,404
                                                                                                                 --------------
                                                                                                                 $   44,799,007
                                                                                                                 --------------
ELECTRONICS - 0.4%
Analog Devices, Inc.                                                                       142,330               $    5,286,136
Samsung Electronics Co. Ltd., GDR                                                            7,810                    2,221,945
Xilinx, Inc.                                                                                60,320                    1,679,912
                                                                                                                 --------------
                                                                                                                 $    9,187,993
                                                                                                                 --------------
ENERGY - INDEPENDENT - 1.7%
Devon Energy Corp.                                                                         353,560               $   24,268,358
EnCana Corp.                                                                               114,150                    6,656,087
EOG Resources, Inc.                                                                         75,460                    5,651,954
                                                                                                                 --------------
                                                                                                                 $   36,576,399
                                                                                                                 --------------
ENERGY - INTEGRATED - 3.9%
Amerada Hess Corp.                                                                          47,180               $    6,487,250
BP PLC, ADR                                                                                 83,800                    5,937,230
Chevron Corp.                                                                              133,667                    8,652,265
ConocoPhillips                                                                             305,570                   21,362,399
Exxon Mobil Corp.                                                                          359,016                   22,811,877
TOTAL S.A., ADR^                                                                           141,870                   19,268,783
                                                                                                                 --------------
                                                                                                                 $   84,519,804
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.6%
Archer Daniels Midland Co.                                                                 144,800               $    3,570,768
Coca-Cola Co.                                                                              124,360                    5,371,108
H.J. Heinz Co.                                                                             195,350                    7,138,089
Kellogg Co.                                                                                138,100                    6,370,553
Nestle S.A.                                                                                  8,492                    2,486,744
PepsiCo, Inc.                                                                              124,490                    7,059,828
Sara Lee Corp.                                                                             153,150                    2,902,193
                                                                                                                 --------------
                                                                                                                 $   34,899,283
                                                                                                                 --------------
FOREST & PAPER PRODUCTS - 0.7%
Bowater, Inc.^                                                                             270,680               $    7,652,124
International Paper Co.^                                                                   136,300                    4,061,740
MeadWestvaco Corp.^                                                                        111,820                    3,088,468
                                                                                                                 --------------
                                                                                                                 $   14,802,332
                                                                                                                 --------------
GAMING & LODGING - 0.4%
Cendant Corp.                                                                              257,920               $    5,323,469
International Game Technology^                                                              90,440                    2,441,880
                                                                                                                 --------------
                                                                                                                 $    7,765,349
                                                                                                                 --------------
GENERAL MERCHANDISE - 0.9%
Family Dollar Stores, Inc.                                                                 372,740               $    7,406,344
Wal-Mart Stores, Inc.                                                                      284,650                   12,473,363
                                                                                                                 --------------
                                                                                                                 $   19,879,707
                                                                                                                 --------------
INSURANCE - 3.2%
AFLAC, Inc.                                                                                 42,000               $    1,902,600
Allstate Corp.                                                                             413,530                   22,864,074
Chubb Corp.^                                                                                26,500                    2,373,075
Conseco, Inc.*                                                                             496,790                   10,487,237
Genworth Financial, Inc., "A"                                                              203,390                    6,557,294
Hartford Financial Services Group, Inc.^                                                   115,720                    8,930,112
Lincoln National Corp.^                                                                     83,700                    4,354,074
MetLife, Inc.                                                                              236,600                   11,789,778
                                                                                                                 --------------
                                                                                                                 $   69,258,244
                                                                                                                 --------------
LEISURE & TOYS - 0.3%
Hasbro, Inc.                                                                                78,600               $    1,544,490
Mattel, Inc.^                                                                              334,220                    5,574,790
                                                                                                                 --------------
                                                                                                                 $    7,119,280
                                                                                                                 --------------
MACHINERY & TOOLS - 1.2%
Deere & Co.^                                                                               158,360               $    9,691,632
Finning International, Inc.##                                                                4,940                      170,339
Illinois Tool Works, Inc.                                                                   90,170                    7,423,696
Ingersoll-Rand Co. Ltd., "A"                                                                51,820                    1,981,079
Precision Castparts Corp.                                                                   91,640                    4,866,084
Sandvik AB                                                                                  30,000                    1,490,758
                                                                                                                 --------------
                                                                                                                 $   25,623,588
                                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
Tenet Healthcare Corp.^*                                                                   955,860               $   10,734,308
                                                                                                                 --------------
MEDICAL EQUIPMENT - 0.2%
Baxter International, Inc.                                                                  34,150               $    1,361,561
Boston Scientific Corp.*                                                                   166,130                    3,882,458
                                                                                                                 --------------
                                                                                                                 $    5,244,019
                                                                                                                 --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                           194,340               $    3,138,855
                                                                                                                 --------------
NATURAL GAS - DISTRIBUTION - 0.3%
AGL Resources, Inc.                                                                         87,410               $    3,243,785
Sempra Energy                                                                               53,240                    2,505,474
                                                                                                                 --------------
                                                                                                                 $    5,749,259
                                                                                                                 --------------
NETWORK & TELECOM - 1.7%
Cisco Systems, Inc.*                                                                       189,930               $    3,405,445
Nokia Corp., ADR^                                                                          757,630                   12,811,523
Nortel Networks Corp.*                                                                   6,289,580                   20,504,031
                                                                                                                 --------------
                                                                                                                 $   36,720,999
                                                                                                                 --------------
OIL SERVICES - 1.8%
BJ Services Co.                                                                            161,540               $    5,813,825
Cooper Cameron Corp.*                                                                       70,340                    5,200,236
GlobalSantaFe Corp.                                                                        311,360                   14,204,243
Noble Corp.                                                                                215,300                   14,739,438
                                                                                                                 --------------
                                                                                                                 $   39,957,742
                                                                                                                 --------------
PHARMACEUTICALS - 4.2%
Abbott Laboratories                                                                        318,290               $   13,495,496
Eli Lilly & Co.                                                                             17,300                      925,896
Johnson & Johnson                                                                          299,480                   18,951,094
Merck & Co., Inc.^                                                                         914,190                   24,875,110
Pfizer, Inc.                                                                                52,300                    1,305,931
Wyeth                                                                                      662,140                   30,637,218
                                                                                                                 --------------
                                                                                                                 $   90,190,745
                                                                                                                 --------------
PRINTING & PUBLISHING - 0.6%
Knight-Ridder, Inc.^                                                                        92,900               $    5,451,372
New York Times Co., "A"^                                                                    76,950                    2,289,263
Reed Elsevier PLC                                                                          330,200                    3,053,769
Tribune Co.                                                                                 74,400                    2,521,416
                                                                                                                 --------------
                                                                                                                 $   13,315,820
                                                                                                                 --------------
RAILROAD & SHIPPING - 0.3%
Burlington Northern Santa Fe Corp.^                                                         77,400               $    4,628,520
Norfolk Southern Corp.                                                                      66,700                    2,705,352
                                                                                                                 --------------
                                                                                                                 $    7,333,872
                                                                                                                 --------------
RESTAURANTS - 0.2%
McDonald's Corp.                                                                           110,170               $    3,689,593
                                                                                                                 --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc.                                                             130,910               $    7,218,377
L'Air Liquide S.A., Bearer Shares                                                            5,700                    1,048,439
Praxair, Inc.                                                                               27,200                    1,303,696
                                                                                                                 --------------
                                                                                                                 $    9,570,512
                                                                                                                 --------------
SPECIALTY STORES - 1.9%
Circuit City Stores, Inc.                                                                  299,570               $    5,140,621
Gap, Inc.                                                                                1,077,900                   18,787,797
Lowe's Cos., Inc.                                                                           44,800                    2,885,120
OfficeMax, Inc.^                                                                           262,380                    8,309,575
TJX Cos., Inc.                                                                             267,680                    5,482,086
                                                                                                                 --------------
                                                                                                                 $   40,605,199
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Vodafone Group PLC, ADR                                                                    417,017               $   10,829,931
                                                                                                                 --------------
TELEPHONE SERVICES - 3.5%
SBC Communications, Inc.                                                                   236,986               $    5,680,554
Sprint Nextel Corp.                                                                      1,492,000                   35,479,760
Verizon Communications, Inc.                                                             1,020,702                   33,366,748
                                                                                                                 --------------
                                                                                                                 $   74,527,062
                                                                                                                 --------------
TOBACCO - 1.2%
Altria Group, Inc.                                                                         345,700               $   25,481,547
                                                                                                                 --------------

TRUCKING - 0%
CNF, Inc.                                                                                   18,200               $      955,500
UTILITIES - ELECTRIC POWER - 2.2%
Calpine Corp.*                                                                           2,573,430               $    6,665,184
Dominion Resources, Inc.                                                                   170,760                   14,709,266
Entergy Corp.                                                                               66,850                    4,968,292
Exelon Corp.                                                                                98,600                    5,269,184
FPL Group, Inc.                                                                             16,400                      780,640
Pinnacle West Capital Corp.                                                                 27,400                    1,207,792
PPL Corp.                                                                                  200,960                    6,497,037
Public Service Enterprise Group, Inc.^                                                      29,000                    1,866,440
Southern Co.^                                                                               56,140                    2,007,566
TXU Corp.                                                                                   22,300                    2,517,224
                                                                                                                 --------------
                                                                                                                 $   46,488,625
                                                                                                                 --------------
Total Stocks                                                                                                     $1,314,289,046
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE
BONDS - 37.7%

ADVERTISING & BROADCASTING - 0.1%
News America Holdings, 8.5%, 2025                                                     $    994,000               $    1,225,104
News America, Inc., 6.2%, 2034                                                           1,106,000                    1,107,670
                                                                                                                 --------------
                                                                                                                 $    2,332,774
                                                                                                                 --------------
AEROSPACE - 0.3%
Boeing Capital Corp., 6.5%, 2012                                                      $  2,884,000               $    3,142,758
Northrop Grumman Corp., 7.75%, 2031                                                      2,738,000                    3,536,015
                                                                                                                 --------------
                                                                                                                 $    6,678,773
                                                                                                                 --------------
AGENCY - OTHER - 0%
Financing Corp., 9.65%, 2018                                                          $    490,000               $      715,595
                                                                                                                 --------------
AIRLINES - 0.1%
Continental Airlines, Inc., 6.648%, 2017                                              $  1,930,735               $    1,866,220
                                                                                                                 --------------
ALCOHOLIC BEVERAGES - 0.2%
Foster's Financial Corp., 5.875%, 2035 ##                                             $  1,528,000               $    1,497,568
Miller Brewing Co., 5.5%, 2013 ##                                                        2,785,000                    2,851,924
                                                                                                                 --------------
                                                                                                                 $    4,349,492
                                                                                                                 --------------
ASSET BACKED & SECURITIZED - 2.1%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                 $  1,959,056               $    1,945,571
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                              783,331                      799,832
Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041                          1,220,816                    1,230,648
Blackrock Capital Finance LP, 7.75%, 2026 ##                                               280,779                      281,656
Capital One Auto Finance Trust, 4.79%, 2009                                              1,084,508                    1,085,018
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                  2,893,000                    3,022,161
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                   501,609                      530,111
Citibank Credit Card Issuance Trust, 6.65%, 2008                                         4,743,000                    4,806,216
Countrywide Asset-Backed Certificates, 4.575%, 2035                                         81,000                       80,336
Countrywide Asset-Backed Certificates, 4.823%, 2035                                      1,298,000                    1,292,268
CPS Auto Receivables Trust, 2.89%, 2009 ##                                                 110,729                      108,462
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                          800,000                      850,676
CRIIMI MAE CMBS Corp., 6.701%, 2008 ##                                                   1,272,000                    1,292,717
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 ##                                        1,630,000                    1,675,334
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                  1,599,434                    1,652,005
Falcon Franchise Loan LLC, 7.382%, 2010 ##                                                 510,352                      532,964
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                       174,906                      174,779
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                                   625,465                      638,965
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                 1,644,482                    1,614,504
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                      1,370,000                    1,337,409
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 2046                     2,097,327                    2,103,359
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041                 1,985,000                    2,020,477
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                              1,032,647                    1,064,077
Morgan Stanley Capital I, Inc., 5.168%, 2042                                               859,244                      868,378
Morgan Stanley Capital I, Inc., FRN, 0.7538%, 2030 ##^^ $                               69,155,556                    1,346,555
Mortgage Capital Funding, Inc., 6.337%, 2031                                             2,490,233                    2,569,286
Multi-Family Capital Access One, Inc., 6.65%, 2024                                         460,556                      479,284
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                      982,466                      978,321
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                   931,000                      902,369
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                    978,423                      961,599
Structured Asset Securities Corp., 4.67%, 2035                                           3,279,080                    3,235,338
Wachovia Bank Commercial Mortgage Trust, 4.847%, 2041                                    1,900,000                    1,876,984
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                                    2,033,724                    2,041,741
                                                                                                                 --------------
                                                                                                                 $   45,399,400
                                                                                                                 --------------
AUTOMOTIVE - 0.3%
Ford Motor Co., 7.45%, 2031                                                           $    983,000               $      766,740
Ford Motor Credit Co., 4.95%, 2008                                                         810,000                      770,826
Ford Motor Credit Co., 5.7%, 2010                                                        2,094,000                    1,902,213
General Motors Acceptance Corp., 5.85%, 2009                                             1,202,000                    1,119,282
General Motors Acceptance Corp., 7.25%, 2011                                               732,000                      680,676
General Motors Corp., 8.375%, 2033                                                       1,830,000                    1,427,400
                                                                                                                 --------------
                                                                                                                 $    6,667,137
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 1.8%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                           $  1,558,000               $    2,169,700
Bank of America Corp., 7.4%, 2011                                                        2,792,000                    3,118,002
Bank of America Corp., 5.375%, 2014                                                      2,830,000                    2,915,223
Citigroup, Inc., 5%, 2014                                                                5,072,000                    5,044,616
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                     1,530,000                    1,491,390
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                     1,292,000                    1,292,915
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 ##                                1,476,000                    1,651,867
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 ##                                    977,000                    1,028,969
J.P. Morgan Chase & Co., 5.125%, 2014                                                    2,110,000                    2,104,693
Mizuho Financial Group, Inc., 5.79%, 2014 ##                                             1,078,000                    1,122,849
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 ##                                        135,000                      146,978
Nordea Bank AB, 5.424% to 2015, FRN to 2049 ##                                           1,019,000                    1,020,917
Popular North America, Inc., 4.25%, 2008                                                 1,839,000                    1,815,115
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                        1,490,000                    1,577,813
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 ##                                    3,128,000                    3,292,605
UFJ Finance Aruba AEC, 6.75%, 2013                                                       1,024,000                    1,124,408
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 ##                       1,509,000                    1,773,664
Wachovia Corp., 5.25%, 2014                                                              3,339,000                    3,385,819
Wells Fargo & Co., 6.45%, 2011                                                             340,000                      365,904
Wells Fargo National Bank, 4.75%, 2015                                                   2,588,000                    2,544,695
                                                                                                                 --------------
                                                                                                                 $   38,988,142
                                                                                                                 --------------
BROADCAST & CABLE TV - 0.4%
Cox Communications, Inc., 4.625%, 2013                                                $  1,624,000               $    1,536,710
TCI Communications Financing III, 9.65%, 2027                                            4,805,000                    5,262,056
Time Warner Entertainment Co. LP, 10.15%, 2012                                             335,000                      420,175
Time Warner Entertainment Co. LP, 8.375%, 2033                                           1,050,000                    1,314,465
                                                                                                                 --------------
                                                                                                                 $    8,533,406
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc., 5.7%, 2012                                                 $  2,668,000               $    2,767,202
Lehman Brothers Holdings, Inc., 8.25%, 2007                                              1,405,000                    1,484,550
Merrill Lynch & Co., Inc., 5.45%, 2014                                                   2,012,000                    2,066,895
Morgan Stanley Group, Inc., 6.75%, 2011                                                  1,530,000                    1,664,394
Morgan Stanley Group, Inc., 4.75%, 2014                                                  1,168,000                    1,126,846
                                                                                                                 --------------
                                                                                                                 $    9,109,887
                                                                                                                 --------------
BUILDING - 0.1%
CRH North America, Inc., 6.95%, 2012                                                  $  1,847,000               $    2,029,604
                                                                                                                 --------------
CHEMICALS - 0.1%
Dow Chemical Co., 5.75%, 2008                                                         $  1,416,000               $    1,464,463
Dow Chemical Co., 6%, 2012                                                                 620,000                      656,557
                                                                                                                 --------------
                                                                                                                 $    2,121,020
                                                                                                                 --------------
CONGLOMERATES - 0.2%
Kennametal, Inc., 7.2%, 2012                                                          $  1,780,000               $    1,946,496
Tyco International Group S.A., 6.75%, 2011                                               1,307,000                    1,411,700
                                                                                                                 --------------
                                                                                                                 $    3,358,196
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 0.1%
Cendant Corp., 6.875%, 2006                                                           $  1,280,000               $    1,303,786
                                                                                                                 --------------
DEFENSE ELECTRONICS - 0.2%
BAE Systems Holdings, Inc., 6.4%, 2011 ##                                             $  1,950,000               $    2,078,942
BAE Systems Holdings, Inc., 5.2%, 2015 ##                                                  827,000                      815,621
Raytheon Co., 6.15%, 2008                                                                1,077,000                    1,119,769
                                                                                                                 --------------
                                                                                                                 $    4,014,332
                                                                                                                 --------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
Pemex Project Funding Master Trust, 8.625%, 2022                                      $    316,000               $      386,310
                                                                                                                 --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                         $    981,000               $      950,489
United Mexican States, 6.625%, 2015 ^                                                    2,169,000                    2,356,619
United Mexican States, 7.5%, 2033                                                          885,000                    1,026,600
                                                                                                                 --------------
                                                                                                                 $    4,333,708
                                                                                                                 --------------
ENERGY - INDEPENDENT - 0.2%
Devon Financing Corp. U.L.C., 6.875%, 2011                                            $  1,456,000               $    1,600,461
EnCana Holdings Finance Corp., 5.8%, 2014                                                1,155,000                    1,216,434
Ocean Energy, Inc., 7.25%, 2011                                                            572,000                      637,023
                                                                                                                 --------------
                                                                                                                 $    3,453,918
                                                                                                                 --------------
ENERGY - INTEGRATED - 0%
Amerada Hess Corp., 7.3%, 2031                                                        $    578,000               $      674,325
                                                                                                                 --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 6.75%, 2006                                                          $    643,000               $      650,225
Walt Disney Co., 6.375%, 2012                                                            1,321,000                    1,418,935
                                                                                                                 --------------
                                                                                                                 $    2,069,160
                                                                                                                 --------------
FINANCIAL INSTITUTIONS - 0.1%
General Electric Capital Corp., 8.75%, 2007                                           $    904,000               $      963,561
General Electric Capital Corp., 5.45%, 2013                                                179,000                      185,309
SLM Corp., 4%, 2009                                                                      1,241,000                    1,218,995
                                                                                                                 --------------
                                                                                                                 $    2,367,865
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
Cadbury Schweppes PLC, 5.125%, 2013 ##                                                $  2,689,000               $    2,688,110
Kraft Foods, Inc., 6.25%, 2012                                                           1,489,000                    1,589,963
                                                                                                                 --------------
                                                                                                                 $    4,278,073
                                                                                                                 --------------
FOREST & PAPER PRODUCTS - 0.1%
MeadWestvaco Corp., 6.8%, 2032 $                                                      $    724,000               $      760,980
Weyerhaeuser Co., 6.75%, 2012                                                            2,123,000                    2,294,014
                                                                                                                 --------------
                                                                                                                 $    3,054,994
                                                                                                                 --------------
INSURANCE - 0.5%
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                  $  2,804,000               $    2,893,899
American International Group, Inc., 4.25%, 2013                                            853,000                      814,445
Genworth Financial, Inc., 5.75%, 2014                                                      775,000                      812,140
MetLife, Inc., 6.5%, 2032                                                                  578,000                      636,659
Prudential Financial, Inc., 5.1%, 2014                                                   3,295,000                    3,297,596
Prudential Funding Corp., 6.6%, 2008 ##                                                  1,544,000                    1,626,621
                                                                                                                 --------------
                                                                                                                 $   10,081,360
                                                                                                                 --------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
ACE INA Holdings, Inc., 5.875%, 2014                                                  $  1,615,000               $    1,642,925
Allstate Corp., 6.125%, 2032                                                             1,617,000                    1,677,840
Fund American Cos., Inc., 5.875%, 2013                                                   1,110,000                    1,110,195
Travelers Property Casualty Corp., 6.375%, 2033                                            736,000                      763,763
                                                                                                                 --------------
                                                                                                                 $    5,194,723
                                                                                                                 --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
Hydro-Quebec, 6.3%, 2011                                                              $  2,256,000               $    2,437,089
                                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
HCA, Inc., 8.75%, 2010                                                                $    355,000               $      392,062
HCA, Inc., 6.95%, 2012                                                                   1,390,000                    1,429,803
                                                                                                                 --------------
                                                                                                                 $    1,821,865
                                                                                                                 --------------
METALS & MINING - 0.1%
Alcan, Inc., 5.75%, 2035                                                              $  1,169,000               $    1,149,295
                                                                                                                 --------------
MORTGAGE BACKED - 13.6%
Fannie Mae, 5.722%, 2009                                                              $  4,455,000               $    4,560,114
Fannie Mae, 4.01%, 2013                                                                    196,398                      186,893
Fannie Mae, 4.518%, 2014                                                                 1,752,654                    1,719,576
Fannie Mae, 4.63%, 2014                                                                    488,922                      481,152
Fannie Mae, 4.846%, 2014                                                                   989,351                      990,783
Fannie Mae, 4.925%, 2015                                                                 2,872,354                    2,889,798
Fannie Mae, 5.5%, 2016 - 2035                                                           98,429,201                   98,663,064
Fannie Mae, 6%, 2016 - 2034                                                             37,092,860                   37,851,459
Fannie Mae, 4.5%, 2018 - 2035                                                           10,227,265                    9,959,411
Fannie Mae, 5%, 2018 - 2035                                                             23,406,975                   23,222,521
Fannie Mae, 6.5%, 2028 - 2034                                                           13,373,365                   13,783,228
Fannie Mae, 7.5%, 2030 - 2031                                                              628,949                      665,763
Freddie Mac, 6%, 2016 - 2035                                                            14,217,298                   14,503,711
Freddie Mac, 5%, 2017 - 2035                                                            17,027,290                   16,804,464
Freddie Mac, 4.5%, 2018 - 2035                                                          12,316,846                   12,042,638
Freddie Mac, 5.5%, 2019 - 2035                                                          25,404,603                   25,493,820
Freddie Mac, 6.5%, 2034                                                                  3,887,240                    3,997,539
Ginnie Mae, 7.5%, 2024 - 2028                                                                8,114                        8,634
Ginnie Mae, 6.5%, 2028 - 2034                                                            1,592,021                    1,658,222
Ginnie Mae, 6%, 2033 - 2035                                                              7,584,090                    7,768,179
Ginnie Mae, 4.5%, 2033 - 2034                                                            2,081,499                    1,994,703
Ginnie Mae, 5.5%, 2033 - 2035                                                           11,540,631                   11,655,726
Ginnie Mae, 5%, 2034                                                                     2,034,640                    2,014,725
                                                                                                                 --------------
                                                                                                                 $  292,916,123
                                                                                                                 --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                      $    815,000               $      940,176
Kinder Morgan Energy Partners LP, 6.75%, 2011                                              740,000                      798,178
Kinder Morgan Energy Partners LP, 7.4%, 2031                                             1,373,000                    1,598,146
Kinder Morgan Energy Partners LP, 7.75%, 2032                                              980,000                    1,190,915
                                                                                                                 --------------
                                                                                                                 $    4,527,415
                                                                                                                 --------------
NETWORK & TELECOM - 0.7%
BellSouth Corp., 6.55%, 2034                                                          $  1,472,000               $    1,582,235
Deutsche Telekom International Finance B.V., 8.75%, 2030                                 2,018,000                    2,605,276
France Telecom S.A., 7.75%, 2011                                                           564,000                      640,405
PCCW-HKTC Capital II Ltd., 6%, 2013 ##                                                   1,321,000                    1,364,910
SBC Communications, Inc., 5.1%, 2014                                                     1,273,000                    1,261,435
SBC Communications, Inc., 6.15%, 2034                                                      700,000                      716,351
Telecom Italia Capital, 5.25%, 2013                                                        752,000                      746,668
Telecom Italia Capital, 6%, 2034 ##                                                      1,020,000                      999,543
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                     1,716,000                    1,736,403
Verizon New York, Inc., 6.875%, 2012                                                     4,213,000                    4,507,059
                                                                                                                 --------------
                                                                                                                 $   16,160,285
                                                                                                                 --------------
OIL SERVICES - 0.1%
Halliburton Co., 5.5%, 2010                                                           $  1,071,000               $    1,105,974
                                                                                                                 --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                     $  1,193,000               $    1,309,976
                                                                                                                 --------------
PHARMACEUTICALS - 0.1%
Wyeth, 5.5%, 2013                                                                     $  1,683,000               $    1,726,017
                                                                                                                 --------------
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc., 7%, 2028                                                    $    972,000               $    1,094,350
Waste Management, Inc., 7.375%, 2010                                                     1,341,000                    1,474,639
                                                                                                                 --------------
                                                                                                                 $    2,568,989
                                                                                                                 --------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                                $    450,000               $      487,601
Union Pacific Corp., 6.125%, 2012                                                          507,000                      537,829
Union Pacific Corp., 5.375%, 2014                                                        1,208,000                    1,232,606
                                                                                                                 --------------
                                                                                                                 $    2,258,036
                                                                                                                 --------------
REAL ESTATE - 0.4%
Boston Properties, Inc., 5%, 2015                                                     $    369,000               $      359,874
EOP Operating LP, 6.8%, 2009                                                             1,238,000                    1,306,240
HRPT Properties Trust, 6.25%, 2016                                                       1,169,000                    1,227,077
Simon Property Group LP, 6.375%, 2007                                                    1,069,000                    1,100,786
Simon Property Group LP, 5.1%, 2015                                                      1,070,000                    1,048,802
Vornado Realty Trust, 5.625%, 2007                                                       3,304,000                    3,331,542
Vornado Realty Trust, 4.75%, 2010                                                          189,000                      185,965
                                                                                                                 --------------
                                                                                                                 $    8,560,286
                                                                                                                 --------------
RETAILERS - 0.1%
Wal-Mart Stores, Inc., 5.25%, 2035                                                    $  1,541,000               $    1,491,280
                                                                                                                 --------------
SUPERMARKETS - 0.1%
Kroger Co., 6.75%, 2012                                                               $  1,089,000               $    1,169,473
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
AT&T Wireless Services, Inc., 7.35%, 2006                                             $    903,000               $      913,486
AT&T Wireless Services, Inc., 8.75%, 2031                                                  805,000                    1,086,587
Cingular Wireless LLC, 6.5%, 2011                                                          693,000                      750,870
Sprint Capital Corp., 6.875%, 2028                                                       1,471,000                    1,624,978
                                                                                                                 --------------
                                                                                                                 $    4,375,921
                                                                                                                 --------------
U.S. GOVERNMENT AGENCIES - 3.9%
Aid-Egypt, 4.45%, 2015                                                                   1,662,000               $    1,637,037
Fannie Mae, 3.25%, 2006                                                                  4,950,000                    4,906,940
Fannie Mae, 3%, 2007                                                                     3,350,000                    3,285,864
Fannie Mae, 5.25%, 2007                                                                 12,269,000                   12,423,467
Fannie Mae, 6.625%, 2009 - 2010                                                         13,027,000                   14,148,832
Fannie Mae, 6%, 2011                                                                     1,539,000                    1,646,470
Fannie Mae, 4.625%, 2014                                                                 2,516,000                    2,516,805
Federal Home Loan Bank, 3.25%, 2006                                                      3,270,000                    3,242,558
Federal Home Loan Bank, 3.75%, 2006                                                     10,025,000                    9,953,351
Federal Home Loan Bank, 3.9%, 2008                                                       1,240,000                    1,225,393
Freddie Mac, 3.75%, 2006                                                                 2,198,000                    2,182,552
Freddie Mac, 4.125%, 2009                                                                4,750,000                    4,679,448
Freddie Mac, 4.875%, 2013                                                               10,686,000                   10,859,113
Small Business Administration, 4.35%, 2023                                                 407,418                      397,603
Small Business Administration, 4.77%, 2024                                               1,121,280                    1,118,538
Small Business Administration, 4.99%, 2024                                               1,493,310                    1,504,544
Small Business Administration, 5.18%, 2024                                               1,833,616                    1,865,177
Small Business Administration, 5.52%, 2024                                               2,638,015                    2,725,047
Small Business Administration, 4.95%, 2025                                               1,202,885                    1,208,359
Small Business Administration, 5.11%, 2025                                               3,138,000                    3,175,947
                                                                                                                 --------------
                                                                                                                 $   84,703,045
                                                                                                                 --------------
U.S. TREASURY OBLIGATIONS - 8.6%
U.S. Treasury Bonds, 10.375%, 2012                                                    $  1,482,000               $    1,666,208
U.S. Treasury Bonds, 9.875%, 2015                                                        1,920,000                    2,771,401
U.S. Treasury Bonds, 8%, 2021                                                              320,000                      442,975
U.S. Treasury Bonds, 6.25%, 2023                                                        29,054,000                   34,741,088
U.S. Treasury Bonds, 5.375%, 2031                                                        3,110,000                    3,484,170
U.S. Treasury Notes, 5.875%, 2005                                                        1,976,000                    1,981,248
U.S. Treasury Notes, 6.875%, 2006                                                        6,270,000                    6,376,295
U.S. Treasury Notes, 7%, 2006                                                           28,864,000                   29,495,400
U.S. Treasury Notes, 4.75%, 2008                                                        29,887,000                   30,366,836
U.S. Treasury Notes, 5.5%, 2008                                                          7,085,000                    7,299,761
U.S. Treasury Notes, 5.625%, 2008                                                       22,095,000                   22,874,357
U.S. Treasury Notes, 6.5%, 2010                                                         11,281,000                   12,291,879
U.S. Treasury Notes, 4%, 2012                                                            1,910,000                    1,878,888
U.S. Treasury Notes, 4.375%, 2012                                                        1,778,000                    1,788,487
U.S. Treasury Notes, 3.875%, 2013                                                        2,121,000                    2,066,401
U.S. Treasury Notes, 4.75%, 2014                                                         1,596,000                    1,644,253
U.S. Treasury Notes, 4.125%, 2015                                                        5,080,000                    4,992,487
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                   7,344,717                    8,215,469
U.S. Treasury Notes, TIPS, 3%, 2012                                                     10,543,280                   11,473,229
                                                                                                                 --------------
                                                                                                                 $  185,850,832
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 1.1%
Dominion Resources, Inc., 5.15%, 2015                                                 $  1,515,000               $    1,483,241
DTE Energy Co., 7.05%, 2011                                                              1,309,000                    1,426,623
Duke Capital Corp., 8%, 2019                                                             1,686,000                    2,047,172
Exelon Generation Co. LLC, 6.95%, 2011                                                   1,500,000                    1,635,968
FirstEnergy Corp., 6.45%, 2011                                                           2,246,000                    2,391,462
MidAmerican Energy Holdings Co., 3.5%, 2008                                              1,030,000                      994,799
MidAmerican Energy Holdings Co., 5.875%, 2012                                              535,000                      558,223
MidAmerican Funding LLC, 6.927%, 2029                                                    2,762,000                    3,148,346
Niagara Mohawk Power Corp., 7.75%, 2006                                                    942,000                      961,057
Northeast Utilities, 8.58%, 2006                                                           682,709                      699,141
Oncor Electric Delivery Co., 7%, 2022                                                    2,032,000                    2,276,151
Pacific Gas & Electric Co., 4.8%, 2014                                                   1,145,000                    1,119,562
PSEG Power LLC, 6.95%, 2012                                                                697,000                      760,403
PSEG Power LLC, 8.625%, 2031                                                               918,000                    1,191,605
System Energy Resources, Inc., 5.129%, 2014 ##                                           1,003,168                      981,600
TXU Energy Co., 7%, 2013                                                                   575,000                      624,234
W3A Funding Corp., 8.09%, 2017                                                           2,082,261                    2,253,298
                                                                                                                 --------------
                                                                                                                 $   24,552,885
                                                                                                                 --------------
Total Bonds                                                                                                      $  812,046,986
                                                                                                                 --------------
SHORT-TERM OBLIGATION - 1.1%
New Center Asset Trust, 3.88%, due 10/03/05<                                          $ 23,718,000               $   23,712,887
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE
COLLATERAL FOR SECURITIES LOANED - 2.7%
Morgan Stanley Repurchase Agreement, 3.96%, dated 9/30/05, due 10/03/05, total to be received $2,471,847 (secured by various U.S. Treasury and
Federal Agency obligations in a individually traded account)                          $  2,471,576               $    2,471,576

SHARES
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        56,509,056                   56,509,056
                                                                                                                 --------------
Total Collateral for Securities Loaned                                                                           $ 58,980,632
                                                                                                                 --------------
Total Investments ~                                                                                              $2,209,029,551
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (2.4)%                                                                             (52,190,096)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $2,156,839,455
                                                                                                                 --------------

(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     < The rate shown represents an annualized yield at time of purchase.
     * Non-income producing security.
    ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
     ^ All or a portion of this security is on loan.
     ~ As of September 30, 2005, the series had two securities representing $7,404,123 and 0.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
    ## SEC Rule 144A restriction.

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR = Global Depository Receipt
TIPS = Treasury Inflation Protected Security


See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST -TOTAL RETURN SERIES

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/05

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $2,084,542,944
                                                             ==============
Gross unrealized appreciation                                $  180,731,808
Gross unrealized depreciation                                   (56,245,201)
                                                             --------------
      Net unrealized appreciation (depreciation)             $  124,486,607
                                                             ==============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Utilities Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Utilities Series

ISSUER                                                                                      SHARES                        VALUE

STOCKS - 88.1%

BROADCAST & CABLE TV - 9.5%
Citadel Broadcasting Corp.^                                                                204,600               $    2,809,158
Comcast Corp., "Special A"*                                                                222,300                    6,397,794
Grupo Televisa S.A., ADR                                                                    81,600                    5,851,536
News Corp., "A"                                                                            313,800                    4,892,142
NTL, Inc.*                                                                                  42,500                    2,839,000
R.H. Donnelley Corp.*                                                                       40,500                    2,562,030
Telewest Global, Inc.*                                                                      34,800                      798,660
Time Warner, Inc.                                                                          271,600                    4,918,676
TV Azteca S.A. de C.V.                                                                   4,969,400                    2,994,560
Viacom, Inc., "B"                                                                          159,200                    5,255,192
                                                                                                                 --------------
                                                                                                                 $   39,318,748
                                                                                                                 --------------
ENERGY - INDEPENDENT - 0.6%
Southwestern Energy Co.*                                                                    32,310               $    2,371,554
                                                                                                                 --------------
ENERGY - INTEGRATED - 2.7%
Amerada Hess Corp.                                                                           5,800               $      797,500
Chevron Corp.                                                                               24,200                    1,566,466
Petroleo Brasileiro S.A., ADR^                                                              75,000                    5,361,750
TOTAL S.A.                                                                                  12,800                    3,494,653
                                                                                                                 --------------
                                                                                                                 $   11,220,369
                                                                                                                 --------------
NATURAL GAS - DISTRIBUTION - 9.8%
AGL Resources, Inc.^                                                                       165,760               $    6,151,354
MDU Resources Group, Inc.^                                                                 188,150                    6,707,547
Northwestern Corp.^                                                                         69,170                    2,088,242
ONEOK, Inc.^                                                                                87,200                    2,966,544
Questar Corp.^                                                                              57,400                    5,058,088
Rosetta Resources, Inc.##*                                                                 206,950                    3,932,050
Sempra Energy                                                                              209,200                    9,844,952
Southern Union Co.*                                                                        143,500                    3,697,995
                                                                                                                 --------------
                                                                                                                 $   40,446,772
                                                                                                                 --------------
NATURAL GAS - PIPELINE - 4.4%
El Paso Corp.^                                                                             365,100               $    5,074,890
Enagas S.A.                                                                                361,874                    6,503,924
Williams Cos., Inc.                                                                        268,400                    6,723,420
                                                                                                                 --------------
                                                                                                                 $   18,302,234
                                                                                                                 --------------
NETWORK & TELECOM - 0.4%
AFK Sistema, GDR##                                                                          68,260               $    1,672,370
                                                                                                                 --------------
OIL SERVICES - 3.8%
ENSCO International, Inc.                                                                   73,300               $    3,415,047
GlobalSantaFe Corp.                                                                        105,600                    4,817,472
Halliburton Co.                                                                             73,900                    5,063,628
Noble Corp.                                                                                 16,100                    1,102,206
Pride International, Inc.*                                                                  46,300                    1,320,013
                                                                                                                 --------------
                                                                                                                 $   15,718,366
                                                                                                                 --------------
REAL ESTATE - 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                                   83,400               $      690,155
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                             1,040                       86,063
                                                                                                                 --------------
                                                                                                                 $      776,218
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 4.0%
America Movil S.A. de C.V., ADR, "L"                                                       260,100               $    6,845,832
Hutchison Telecommunications International Ltd.*                                           165,000                      239,297
MTN Group Ltd.                                                                              23,500                      194,459
Vodafone Group PLC                                                                       3,556,360                    9,249,352
                                                                                                                 --------------
                                                                                                                 $   16,528,940
                                                                                                                 --------------
TELEPHONE SERVICES - 13.3%
Alltel Corp.                                                                                27,000               $    1,757,970
Bharti Tele-Ventures Ltd.*                                                                  32,900                      260,909
CenturyTel, Inc.^                                                                           72,100                    2,522,058
Citizens Communications Co.                                                                481,900                    6,529,745
FastWeb S.p.A.*                                                                             79,429                    3,553,167
France Telecom S.A.                                                                        162,420                    4,662,842
KT Freetel Co. Ltd.                                                                         73,540                    1,842,905
Philippine Long Distance Telephone Co.                                                       6,600                      198,501
Singapore Telecommunications Ltd.                                                        1,299,000                    1,880,162
Sprint Nextel Corp.                                                                        435,450                   10,355,001
Telecom Corp. of New Zealand Ltd.                                                          585,021                    2,442,034
Telefonica S.A.                                                                            337,368                    5,524,054
Telenor A.S.A.                                                                             659,900                    5,890,256
Telus Corp. (Non Voting)                                                                   147,880                    6,030,071
Verizon Communications, Inc.                                                                48,300                    1,578,927
                                                                                                                 --------------
                                                                                                                 $   55,028,602
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 39.4%
AES Corp.*                                                                               1,028,200               $   16,893,326
Avista Corp.                                                                                57,900                    1,123,260
AWG PLC                                                                                    156,300                    2,706,350
CEZ                                                                                          6,600                      198,737
Constellation Energy Group, Inc.                                                            77,700                    4,786,320
CPFL Energia S.A., ADR^                                                                    125,850                    4,008,323
Dominion Resources, Inc.                                                                    63,000                    5,426,820
DTE Energy Co.                                                                             132,700                    6,085,622
E.ON AG                                                                                     67,900                    6,238,936
Edison International                                                                       166,000                    7,848,480
Endesa S.A. ^                                                                              165,100                    4,420,223
Enel S.p.A.                                                                                580,730                    5,005,763
Enersis S.A., ADR^                                                                         225,000                    2,574,000
Entergy Corp.                                                                               75,100                    5,581,432
Exelon Corp.                                                                               128,700                    6,877,728
FirstEnergy Corp.                                                                          115,300                    6,009,436
Fortum Corp.                                                                                95,990                    1,927,167
FPL Group, Inc.                                                                            106,600                    5,074,160
International Power PLC                                                                  1,431,900                    6,274,117
National Grid PLC                                                                           20,900                      195,868
NRG Energy, Inc.^*                                                                         355,700                   15,152,820
OGE Energy Corp.^                                                                           25,900                      727,790
Pinnacle West Capital Corp.                                                                 10,400                      458,432
PNM Resources, Inc.                                                                         20,300                      582,001
PPL Corp.                                                                                  360,700                   11,661,431
Reliant Energy, Inc.*                                                                      401,300                    6,196,072
RWE AG                                                                                      78,800                    5,215,074
SCANA Corp.                                                                                108,900                    4,599,936
Suez S.A. ^                                                                                199,888                    5,779,346
TXU Corp.                                                                                   97,400                   10,994,512
Xcel Energy, Inc.^                                                                         116,800                    2,290,448
                                                                                                                 --------------
                                                                                                                 $  162,913,930
                                                                                                                 --------------
Total Stocks                                                                                                     $  364,298,103

ISSUER                                                                                      SHARES                        VALUE

BONDS - 4.7%
                                                                                                                 --------------
ASSET BACKED & SECURITIZED - 0%
Falcon Franchise Loan LLC, FRN, 3.09%, 2023 ##^^                                      $    996,511               $      120,913
                                                                                                                 --------------
ENERGY - INDEPENDENT - 0.4%
Chesapeake Energy Corp., 6.375%, 2015                                                 $  1,470,000               $    1,477,350
                                                                                                                 --------------
NETWORK & TELECOM - 0.4%
Citizens Communications Co., 9%, 2031                                                 $  1,812,000               $    1,836,915
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
Rogers Wireless, Inc., 8%, 2012                                                       $  1,165,000               $    1,230,531
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 3.6%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 ##                                       $  3,285,000               $    3,695,625
Beaver Valley Funding Corp., 9%, 2017                                                      771,000                      915,825
CMS Energy Corp., 8.5%, 2011                                                             1,415,000                    1,574,187
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                         227,000                      258,397
Enersis S.A., 7.375%, 2014                                                               2,204,000                    2,328,824
NRG Energy, Inc., 8%, 2013                                                               2,890,000                    3,077,850
PSEG Energy Holdings LLC, 8.625%, 2008                                                   1,147,000                    1,198,615
TXU Corp., 5.55%, 2014                                                                     845,000                      802,181
TXU Corp., 6.5%, 2024                                                                      837,000                      784,084
TXU Eastern Funding Co., 6.75%, 2009 **                                                    191,000                       34,380
                                                                                                                 --------------
                                                                                                                 $   14,669,968
                                                                                                                 --------------
Total Bonds                                                                                                      $   19,335,677
                                                                                                                 --------------

ISSUER                                                                                      SHARES                        VALUE
CONVERTIBLE PREFERRED

STOCKS - 3.1%

ENERGY - INDEPENDENT - 0.3%
Chesapeake Energy Corp., 4.5%                                                                5,920               $      660,820
NRG Energy, Inc., 4% ##                                                                        324                      395,604
                                                                                                                 --------------
                                                                                                                 $    1,056,424
                                                                                                                 --------------
NATURAL GAS - DISTRIBUTION - 0.2%
Southern Union Co., 5%                                                                      19,500               $    1,014,000
                                                                                                                 --------------
Natural Gas - Pipeline - 1.7%
El Paso Corp., 4.99% ##                                                                      4,000               $    4,937,500
Williams Cos., Inc., 5.5%                                                                   16,450                    1,910,256
                                                                                                                 --------------
                                                                                                                 $    6,847,756
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 0.9%
NRG Energy, Inc., 4%                                                                            10               $       12,210
PNM Resources, Inc., 6.75%                                                                  74,300                    3,869,544
                                                                                                                 --------------
                                                                                                                 $    3,881,754
                                                                                                                 --------------
Total Convertible Preferred Stocks                                                                               $   12,799,934

PREFERRED STOCK - 0.7%
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 0.7%
AES Tiete S.A.                                                                         133,628,500               $    2,770,530
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE
SHORT-TERM OBLIGATION - 2.5%
Citigroup Funding, Inc., 3.88%, due 10/03/05<                                         $ 10,404,000               $   10,401,757
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LOANED - 6.8%
Morgan Stanley Repurchase Agreement, 3.96%, dated 9/30/05, due 10/03/05, total to be received $4,045,195 (secured by various U.S. Treasury and
Federal Agency obligations in an individually traded account)                         $  4,044,750               $    4,044,750
                                                                                                                 --------------

                                                                                         SHARES
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        24,254,353                   24,254,353
                                                                                                                 --------------
Total Collateral for Securities Loaned                                                                           $   28,299,103
                                                                                                                 --------------
Total Investments ~                                                                                              $  437,905,104
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (5.9)%                                                                             (24,470,698)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $  413,434,406
                                                                                                                 --------------


 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
** Non income producing security - in default.
 ~ As of September 30, 2005, the series had two securities representing $1,758,433 and 0.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 ^ All or a portion of this security is on loan.
^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
## SEC Rule 144A restriction.

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR = Global Depository Receipt

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
                    EUR= Euro
                    GBP= British Pound

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:

COUNTRY WEIGHTINGS
----------------------------------------
United States                      65.7%
----------------------------------------
Great Britain                       4.6%
----------------------------------------
Spain                               4.0%
----------------------------------------
Mexico                              3.8%
----------------------------------------
France                              3.4%
----------------------------------------
Brazil                              3.1%
----------------------------------------
Germany                             2.8%
----------------------------------------
Italy                               2.1%
----------------------------------------
Canada                              1.8%
----------------------------------------
Other                               8.7%
----------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - UTILITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/05

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $369,078,353
                                                                              ============
Gross unrealized appreciation                                                 $ 72,034,136
Gross unrealized depreciation                                                   (3,207,385)
                                                                              ------------
      Net unrealized appreciation (depreciation)                              $ 68,826,751
                                                                              ============

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are netted by currency.

                                                                                                        NET UNREALIZED
                   CONTRACTS TO                                                           CONTRACTS      APPRECIATION
                 DELIVER/RECEIVE        SETTLEMENT DATE        IN EXCHANGE FOR            AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
SALES
-----
EUR              32,600,337            10/04/05 - 12/05/05       $39,785,034             $39,263,530       $521,504
GBP              5,928,432             11/02/05 - 12/01/05        10,668,360              10,447,052        221,308
                                                                 -----------             -----------       --------
                                                                 $50,453,394             $49,710,582       $742,812
                                                                 ===========             ===========       ========

PURCHASES
---------
EUR              11,128,441                       10/04/05       $13,457,811             $13,381,168       $(76,643)
GBP              95,556                           11/02/05           171,701                 168,390         (3,311)
                                                                 -----------             -----------       --------
                                                                 $13,629,512             $13,549,558       $(79,954)
                                                                 ===========             ===========       ========


At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $51,957 with Goldman Sachs & Co. and a net receivable of $54,668 with Merrill Lynch International.

At September 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Global Growth Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Global Growth Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 97.4%

AEROSPACE - 1.1%
Lockheed Martin Corp.                                                                       15,920                 $    971,757
United Technologies Corp.                                                                   14,540                      753,754
                                                                                                                   ------------
                                                                                                                   $  1,725,511
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.9%
Companhia de Bebidas das Americas, ADR^                                                      9,810                 $    294,300
Pernod Ricard^                                                                               6,410                    1,132,021
                                                                                                                   ------------
                                                                                                                   $  1,426,321
                                                                                                                   ------------
APPAREL MANUFACTURERS - 1.9%
Burberry Group PLC                                                                         103,780                 $    790,517
LVMH Moet Hennessy Louis Vuitton S.A.^                                                      19,560                    1,613,132
Toray Industries, Inc.^                                                                    147,000                      781,585
                                                                                                                   ------------
                                                                                                                   $  3,185,234
                                                                                                                   ------------
AUTOMOTIVE - 2.4%
Autoliv, Inc.                                                                               19,300                 $    835,907
Harley-Davidson, Inc.                                                                       17,430                      844,309
Kongsberg Automotive A. S.A.*                                                               76,040                      643,925
Toyota Motor Corp.^                                                                         36,500                    1,670,775
                                                                                                                   ------------
                                                                                                                   $  3,994,916
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 10.5%
AEON Credit Service Co. Ltd.                                                                26,200                 $  1,902,729
Aiful Corp.                                                                                 15,250                    1,276,651
American Express Co.                                                                        23,580                    1,185,602
Ameriprise Financial, Inc.(S)(S)*                                                            4,716                      168,833
Anglo Irish Bank Corp. PLC                                                                  60,350                      822,023
Citigroup, Inc.                                                                             29,302                    1,333,827
DEPFA Bank PLC                                                                              44,960                      721,580
Erste Bank der Oesterreichischen Sparkassen AG                                              27,060                    1,447,654
Nedbank Group Ltd.                                                                         112,680                    1,631,582
Royal Bank of Scotland Group PLC                                                            50,067                    1,420,434
Shinsei Bank Ltd.                                                                          179,000                    1,126,629
Standard Chartered PLC                                                                      65,760                    1,418,084
Takefuji Corp.^                                                                             11,240                      875,651
UBS AG                                                                                      21,814                    1,854,000
                                                                                                                   ------------
                                                                                                                   $ 17,185,279
                                                                                                                   ------------
BIOTECHNOLOGY - 1.6%
Amgen, Inc.*                                                                                16,030                 $  1,277,110
Genzyme Corp.*                                                                               9,720                      696,341
Gilead Sciences, Inc.*                                                                      12,310                      600,236
                                                                                                                   ------------
                                                                                                                   $  2,573,687
                                                                                                                   ------------
BROADCAST & CABLE TV - 4.4%
Antena 3 de Television S.A.^                                                                36,944                 $    669,765
Grupo Televisa S.A., ADR                                                                    21,070                    1,510,930
PagesJaunes S.A.^                                                                           45,880                    1,252,063
Premiere AG*                                                                                21,280                      597,871
Viacom, Inc., "B"                                                                           23,950                      790,590
Walt Disney Co.                                                                             48,640                    1,173,683
WPP Group PLC                                                                              119,290                    1,213,650
                                                                                                                   ------------
                                                                                                                   $  7,208,552
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.4%
Franklin Resources, Inc.                                                                    17,780                 $  1,492,809
Goldman Sachs Group, Inc.                                                                   13,800                    1,677,804
Julius Baer Holding Ltd.                                                                    10,658                      834,194
                                                                                                                   ------------
                                                                                                                   $  4,004,807
                                                                                                                   ------------
BUSINESS SERVICES - 2.2%
Accenture Ltd., "A"                                                                         47,900                 $  1,219,534
Amdocs Ltd.*                                                                                23,210                      643,613
Getty Images, Inc.^*                                                                        19,390                    1,668,316
                                                                                                                   ------------
                                                                                                                   $  3,531,463
                                                                                                                   ------------
CHEMICALS - 0.4%
Nalco Holding Co. *                                                                         36,930                 $    623,009
                                                                                                                   ------------
COMPUTER SOFTWARE - 2.0%
Oracle Corp.*                                                                              145,270                 $  1,799,895
Symantec Corp.*                                                                             62,063                    1,406,348
                                                                                                                   ------------
                                                                                                                   $  3,206,243
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
Dell, Inc.*                                                                                 53,250                 $  1,821,150
                                                                                                                   ------------
CONSTRUCTION - 1.0%
CEMEX S.A. de C. V., ADR^                                                                   32,681                 $  1,709,216
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 2.0%
Avon Products, Inc.                                                                         23,270                 $    628,290
Colgate-Palmolive Co.                                                                       20,580                    1,086,418
Reckitt Benckiser PLC                                                                       52,880                    1,610,265
                                                                                                                   ------------
                                                                                                                   $  3,324,973
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 2.8%
Keyence Corp.^                                                                               3,000                 $    753,697
MSC Industrial Direct Co., Inc., "A"                                                        18,740                      621,606
Nidec Corp.                                                                                  8,000                      475,352
Nidec Corp.                                                                                  8,000                      469,718
Nitto Denko Corp.                                                                           22,100                    1,243,125
Schneider Electric S.A.^                                                                    12,963                    1,023,877
                                                                                                                   ------------
                                                                                                                   $  4,587,375
                                                                                                                   ------------
ELECTRONICS - 8.4%
                                                                                                                   ------------
Analog Devices, Inc.                                                                        20,700                 $    768,798
                                                                                                                   ------------
CANON, Inc.                                                                                 28,000                    1,510,915
                                                                                                                   ------------
Intel Corp.                                                                                 85,570                    2,109,301
                                                                                                                   ------------
KLA-Tencor Corp.                                                                            18,800                      916,688
                                                                                                                   ------------
Murata Manufacturing Co. Ltd.                                                               15,900                      885,977
                                                                                                                   ------------
Nippon Electric Glass Co. Ltd.^                                                             59,000                    1,062,104
                                                                                                                   ------------
Ricoh Co. Ltd.                                                                              71,000                    1,108,125
                                                                                                                   ------------
Royal Philips Electronics N. V                                                              53,650                    1,426,052
                                                                                                                   ------------
Samsung Electronics Co. Ltd.                                                                 5,130                    2,890,695
                                                                                                                   ------------
USHIO America, Inc.                                                                         52,000                    1,055,106
                                                                                                                   ------------
                                                                                                                   $ 13,733,761
                                                                                                                   ------------
ENERGY - INDEPENDENT - 4.4%
Canadian Natural Resources Ltd.                                                             15,760                 $    712,539
CNOOC Ltd.                                                                               2,533,000                    1,828,622
EnCana Corp.                                                                                21,880                    1,278,469
Norsk Hydro A. S.A                                                                           5,000                      559,209
Reliance Industries Ltd.                                                                    98,430                    1,777,317
Talisman Energy, Inc.                                                                       23,020                    1,127,607
                                                                                                                   ------------
                                                                                                                   $  7,283,763
                                                                                                                   ------------
ENERGY - INTEGRATED - 2.9%
BP PLC, ADR                                                                                 27,858                 $  1,973,739
TOTAL S.A.^                                                                                 10,190                    2,782,071
                                                                                                                   ------------
                                                                                                                   $  4,755,810
                                                                                                                   ------------
FOOD & DRUG STORES - 0.5%
7-Eleven, Inc.*                                                                             23,500                 $    836,835
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.8%
Groupe Danone^                                                                              13,480                 $  1,452,838
Nestle S.A                                                                                   6,176                    1,808,541
PepsiCo, Inc.                                                                               24,030                    1,362,741
                                                                                                                   ------------
                                                                                                                   $  4,624,120
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 1.0%
Aracruz Celulose S.A., ADR^*                                                                40,310                 $  1,635,780
                                                                                                                   ------------
GAMING & LODGING - 1.3%
Carnival Corp.                                                                              11,540                 $    576,769
Hilton Group PLC                                                                           140,730                      780,407
William Hill Organization Ltd.                                                              74,020                      760,906
                                                                                                                   ------------
                                                                                                                   $  2,118,082
                                                                                                                   ------------
GENERAL MERCHANDISE - 0.9%
Target Corp.                                                                                28,650                 $  1,487,795
                                                                                                                   ------------
INTERNET - 1.6%
eBay, Inc.*                                                                                 30,960                 $  1,275,552
Yahoo!, Inc.*                                                                               40,280                    1,363,075
                                                                                                                   ------------
                                                                                                                   $  2,638,627
                                                                                                                   ------------
LEISURE & TOYS - 0.7%
Electronic Arts, Inc.*                                                                      21,570                 $  1,227,117
                                                                                                                   ------------
MACHINERY & TOOLS - 3.1%
Atlas Copco AB, "A"                                                                         33,840                 $    654,309
Fanuc Ltd.^                                                                                 15,100                    1,220,229
Mitsui Mining & Smelting Co. Ltd.                                                          255,000                    1,479,269
Precision Castparts Corp.                                                                   16,420                      871,902
Sandvik AB                                                                                  18,160                      902,405
                                                                                                                   ------------
                                                                                                                   $  5,128,114
                                                                                                                   ------------
MEDICAL EQUIPMENT - 4.2%
Alcon, Inc.                                                                                  6,210                 $    794,135
Cytyc Corp.*                                                                                30,880                      829,128
Discovery Partners International, Inc.*                                                         60                          193
Medtronic, Inc.                                                                             24,950                    1,337,819
Smith & Nephew PLC                                                                         111,440                      935,323
Straumann Holding AG^                                                                        3,620                      969,855
Synthes, Inc.                                                                               10,190                    1,192,015
Zimmer Holdings, Inc.*                                                                      11,410                      786,035
                                                                                                                   ------------
                                                                                                                   $  6,844,503
                                                                                                                   ------------
METALS & MINING - 2.9%
Aber Diamond Corp.##                                                                        24,730                 $    905,120
BHP Billiton Ltd.                                                                          100,280                    1,702,428
Companhia Vale do Rio Doce, ADR                                                             49,930                    2,189,930
                                                                                                                   ------------
                                                                                                                   $  4,797,478
                                                                                                                   ------------
NETWORK & TELECOM - 2.0%
Cisco Systems, Inc.*                                                                       110,960                 $  1,989,513
QUALCOMM, Inc.                                                                              29,240                    1,308,490
                                                                                                                   ------------
                                                                                                                   $  3,298,003
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
EMC Corp.*                                                                                  62,590                 $    809,915
Network Appliance, Inc.*                                                                    33,380                      792,441
                                                                                                                   ------------
                                                                                                                   $  1,602,356
                                                                                                                   ------------
PHARMACEUTICALS - 7.1%
AstraZeneca PLC                                                                             32,800                 $  1,523,941
Chugai Pharmaceutical Co. Ltd.                                                              41,000                      781,382
Eli Lilly & Co.                                                                             28,990                    1,551,545
Johnson & Johnson                                                                           34,210                    2,164,809
Roche Holdings AG                                                                           17,760                    2,467,257
Sanofi-Aventis^                                                                             18,890                    1,561,283
Teva Pharmaceutical Industries Ltd., ADR                                                    48,290                    1,613,852
                                                                                                                   ------------
                                                                                                                   $ 11,664,069
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.9%
Yell Group PLC                                                                             178,450                 $  1,504,822
                                                                                                                   ------------
RESTAURANTS - 1.3%
Outback Steakhouse, Inc.                                                                    20,560                 $    752,496
Starbucks Corp.*                                                                            26,510                    1,328,151
                                                                                                                   ------------
                                                                                                                   $  2,080,647
                                                                                                                   ------------
SPECIALTY CHEMICALS - 2.1%
Asahi Glass Co. Ltd.                                                                        77,000                 $    807,280
Kaneka Corp.^                                                                               62,000                      808,292
L'Air Liquide S.A., Bearer Shares^                                                          10,275                    1,889,949
                                                                                                                   ------------
                                                                                                                   $  3,505,521
                                                                                                                   ------------
SPECIALTY STORES - 4.1%
Esprit Holdings Ltd.                                                                       106,000                 $    792,564
Industria de Diseno Textil S.A                                                              28,200                      827,888
Lowe's Cos., Inc.                                                                           11,760                      757,344
NEXT PLC                                                                                    58,166                    1,427,651
Nishimatsuya Chain Co. Ltd.^                                                                29,000                    1,051,761
PETsMART, Inc.                                                                              55,150                    1,201,167
TJX Cos., Inc.                                                                              35,150                      719,872
                                                                                                                   ------------
                                                                                                                   $  6,778,247
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 2.5%
MTN Group Ltd.                                                                             212,340                 $  1,757,078
Vodafone Group PLC                                                                         872,280                    2,268,619
                                                                                                                   ------------
                                                                                                                   $  4,025,697
                                                                                                                   ------------
TELEPHONE SERVICES - 3.1%
FastWeb S. p. A.^*                                                                          15,224                 $    681,029
Sprint Nextel Corp.                                                                         42,980                    1,022,064
Telefonica S.A                                                                             152,432                    2,495,917
Telenor A. S.A                                                                              91,710                      818,602
                                                                                                                   ------------
                                                                                                                   $  5,017,612
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.9%
Iberdrola S.A                                                                               51,050                 $  1,426,907
Suez S.A.^                                                                                  56,043                    1,620,367
                                                                                                                   ------------
                                                                                                                   $  3,047,274
                                                                                                                   ------------
Total Stocks                                                                                                       $159,743,769

PREFERRED STOCK - 1.1%

ALCOHOLIC BEVERAGES - 1.1%
Companhia de Bebidas das Americas, ADR ^                                                    47,020                 $  1,748,204

COLLATERAL FOR SECURITIES LOANED - 18.0%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                           29,581,894                 $ 29,581,894
                                                                                                                   ------------
Total Investments~                                                                                                 $191,073,867
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (16.5)%                                                                            (27,060,707)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $164,013,160
                                                                                                                   ------------

(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     * Non-income producing security.
     ^ All or a portion of this security is on loan.
     ~ As of September 30, 2005, the series had two securities representing $2,090,722 and 1.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
    ## SEC Rule 144A restriction.

        Abbreviations:
        ADR = American Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005 are as follows:

Country Weightings
--------------------------------------
United States                    33.4%
--------------------------------------
Japan                            13.6%
--------------------------------------
Great Britain                    11.1%
--------------------------------------
France                            8.7%
--------------------------------------
Switzerland                       5.6%
--------------------------------------
Brazil                            3.6%
--------------------------------------
Spain                             3.3%
--------------------------------------
Canada                            2.5%
--------------------------------------
South Africa                      2.1%
--------------------------------------
Other                            16.1%
--------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $171,685,300
                                                               ============
Gross unrealized appreciation                                  $ 22,390,058
Gross unrealized depreciation                                    (3,001,491)
                                                               ------------
Net unrealized appreciation (depreciation)                     $ 19,388,567
                                                               ============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Mid Cap Growth Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Mid Cap Growth Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 98.7%

AEROSPACE - 1.8%
FLIR Systems, Inc.^*                                                                        29,400               $      869,652
ITT Industries, Inc.                                                                         9,900                    1,124,640
                                                                                                                 --------------
                                                                                                                 $    1,994,292
                                                                                                                 --------------
AUTOMOTIVE - 0.3%
Gentex Corp.^                                                                               20,800               $      361,920
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 2.0%
Investors Financial Services Corp.^                                                         20,500               $      674,450
Nelnet, Inc., "A"^*                                                                          8,300                      315,483
SLM Corp.                                                                                   23,000                    1,233,720
                                                                                                                 --------------
                                                                                                                 $    2,223,653
                                                                                                                 --------------
BIOTECHNOLOGY - 5.7%
Gen-Probe, Inc.*                                                                            17,450               $      862,902
Genzyme Corp.*                                                                              21,070                    1,509,455
Gilead Sciences, Inc.*                                                                      46,090                    2,247,348
Human Genome Sciences, Inc.*                                                                20,800                      282,672
ImClone Systems, Inc.^*                                                                     13,780                      433,381
MedImmune, Inc.*                                                                            30,850                    1,038,102
                                                                                                                 --------------
                                                                                                                 $    6,373,860
                                                                                                                 --------------
BROADCAST & CABLE TV - 3.0%
Citadel Broadcasting Corp.^                                                                 85,860               $    1,178,858
Grupo Televisa S.A., ADR                                                                    18,910                    1,356,036
Univision Communications, Inc., "A"^*                                                       31,070                      824,287
                                                                                                                 --------------
                                                                                                                 $    3,359,181
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 4.3%
Chicago Mercantile Exchange
Holdings, Inc.                                                                               4,500               $    1,517,850
Franklin Resources, Inc.^                                                                   10,300                      864,788
Legg Mason, Inc.^                                                                           21,844                    2,396,068
                                                                                                                 --------------
                                                                                                                 $    4,778,706
                                                                                                                 --------------
BUSINESS SERVICES - 11.3%
Alliance Data Systems Corp.*                                                                32,270               $    1,263,371
Amdocs Ltd.*                                                                                87,280                    2,420,274
Brink's Co.                                                                                 13,800                      566,628
Corporate Executive Board Co.                                                               24,240                    1,890,235
DST Systems, Inc.*                                                                          31,350                    1,718,921
Getty Images, Inc.^*                                                                        20,170                    1,735,427
Hewitt Associates, Inc., "A"^*                                                              36,900                    1,006,632
Monster Worldwide, Inc.*                                                                    34,920                    1,072,393
Paychex, Inc.                                                                               24,400                      904,752
                                                                                                                 --------------
                                                                                                                 $   12,578,633
                                                                                                                 --------------
COMPUTER SOFTWARE - 6.4%
Adobe Systems, Inc.                                                                         46,900               $    1,399,965
Check Point Software Technologies
Ltd.*                                                                                       39,050                      949,696
Mercury Interactive Corp.*                                                                  22,370                      885,852
Symantec Corp.*                                                                            169,053                    3,830,741
                                                                                                                 --------------
                                                                                                                 $    7,066,254
                                                                                                                 --------------
CONSTRUCTION - 0.5%
Masco Corp.                                                                                 17,000               $      521,560
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 2.8%
Apollo Group, Inc., "A"*                                                                    21,050               $    1,397,510
Estee Lauder Cos., Inc., "A"^                                                               19,700                      686,151
ITT Educational Services, Inc.*                                                              3,800                      187,530
Weight Watchers International, Inc.^*                                                       16,300                      840,754
                                                                                                                 --------------
                                                                                                                 $    3,111,945
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 1.8%
American Standard Cos., Inc.                                                                24,640               $    1,146,992
W.W. Grainger, Inc.                                                                         13,500                      849,420
                                                                                                                 --------------
                                                                                                                 $    1,996,412
                                                                                                                 --------------
ELECTRONICS - 10.6%
Analog Devices, Inc.                                                                        61,390               $    2,280,025
KLA-Tencor Corp.                                                                            35,540                    1,732,930
Marvell Technology Group Ltd.*                                                              35,910                    1,655,810
Novellus Systems, Inc.*                                                                     47,500                    1,191,300
PMC-Sierra, Inc.^*                                                                         130,040                    1,145,652
SanDisk Corp.*                                                                              26,000                    1,254,500
Xilinx, Inc.                                                                                88,850                    2,474,473
                                                                                                                 --------------
                                                                                                                 $   11,734,690
                                                                                                                 --------------
ENERGY - INTEGRATED - 0.7%
Amerada Hess Corp.^                                                                          5,900               $      811,250
                                                                                                                 --------------
FURNITURE & APPLIANCES - 1.3%
Harman International Industries, Inc.                                                        9,900               $    1,012,473
Tempur-Pedic International, Inc.^*                                                          32,800                      388,352
                                                                                                                 --------------
                                                                                                                 $    1,400,825
                                                                                                                 --------------
GAMING & LODGING - 1.9%
GTECH Holdings Corp.                                                                        22,500               $      721,350
International Game Technology                                                               50,700                    1,368,900
                                                                                                                 --------------
                                                                                                                 $    2,090,250
                                                                                                                 --------------
GENERAL MERCHANDISE - 1.1%
99 Cents Only Stores*                                                                       42,620               $      394,235
Kohl's Corp.*                                                                               16,900                      848,042
                                                                                                                 --------------
                                                                                                                 $    1,242,277
                                                                                                                 --------------
INSURANCE - 0.9%
Genworth Financial, Inc., "A"                                                               31,400               $    1,012,336
                                                                                                                 --------------
LEISURE & TOYS - 1.5%
Electronic Arts, Inc.*                                                                      29,560               $    1,681,668
                                                                                                                 --------------
MACHINERY & TOOLS - 2.1%
Precision Castparts Corp.                                                                   14,900               $      791,190
Roper Industries, Inc.^                                                                     39,840                    1,565,314
                                                                                                                 --------------
                                                                                                                 $    2,356,504
                                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
Community Health Systems, Inc.^*                                                            31,690               $    1,229,889
Laboratory Corp. of America
Holdings*                                                                                   22,800                    1,110,588
                                                                                                                 --------------
                                                                                                                 $    2,340,477
                                                                                                                 --------------
MEDICAL EQUIPMENT - 10.3%
C.R. Bard, Inc.                                                                             17,000               $    1,122,510
Cytyc Corp.*                                                                                94,130                    2,527,391
DENTSPLY International, Inc.                                                                32,690                    1,765,914
Fisher Scientific International, Inc.^*                                                     19,680                    1,221,144
Millipore Corp.*                                                                            13,650                      858,449
ResMed, Inc.^*                                                                               6,400                      509,760
St. Jude Medical, Inc.*                                                                     32,200                    1,506,960
Thoratec Corp.^*                                                                            34,330                      609,701
Waters Corp.*                                                                               31,020                    1,290,432
                                                                                                                 --------------
                                                                                                                 $   11,412,261
                                                                                                                 --------------
METALS & MINING - 0.4%
Aber Diamond Corp.                                                                           6,540               $      239,364
Aber Diamond Corp.##                                                                         5,700                      208,620
                                                                                                                 --------------
                                                                                                                 $      447,984
                                                                                                                 --------------
NETWORK & TELECOM - 2.1%
Comverse Technology, Inc.*                                                                  46,700               $    1,226,809
Juniper Networks, Inc.*                                                                     46,900                    1,115,751
                                                                                                                 --------------
                                                                                                                 $    2,342,560
                                                                                                                 --------------
OIL SERVICES - 5.0%
BJ Services Co.                                                                             30,120               $    1,084,019
ENSCO International, Inc.^                                                                  14,400                      670,896
GlobalSantaFe Corp.                                                                         20,950                      955,739
National Oilwell Varco, Inc.*                                                               25,200                    1,658,160
Smith International, Inc.                                                                   33,800                    1,125,878
                                                                                                                 --------------
                                                                                                                 $    5,494,692
                                                                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
M-Systems Flash Disk Pioneers Ltd.*                                                          2,500               $       74,800
Network Appliance, Inc.*                                                                    24,200                      574,508
                                                                                                                 --------------
                                                                                                                 $      649,308
                                                                                                                 --------------
PHARMACEUTICALS - 5.1%
Allergan, Inc.^                                                                             15,840               $    1,451,261
Endo Pharmaceuticals Holdings, Inc.*                                                        39,280                    1,047,598
Medicis Pharmaceutical Corp., "A"^                                                          70,940                    2,309,806
Teva Pharmaceutical Industries Ltd., ADR                                                    23,800                      795,396
                                                                                                                 --------------
                                                                                                                 $    5,604,061
                                                                                                                 --------------
PRINTING & PUBLISHING - 0.9%
Washington Post Co., "B"^                                                                    1,300               $    1,043,250
                                                                                                                 --------------
RESTAURANTS - 2.1%
Cheesecake Factory, Inc.*                                                                   48,525               $    1,515,921
Rare Hospitality International, Inc.*                                                       31,800                      817,260
                                                                                                                 --------------
                                                                                                                 $    2,333,181
                                                                                                                 --------------
SPECIALTY CHEMICALS - 0.9%
Praxair, Inc.                                                                               21,500               $    1,030,495
                                                                                                                 --------------
SPECIALTY STORES - 5.2%
Aeropostale, Inc.^*                                                                         32,000               $      680,000
Bed Bath & Beyond, Inc.*                                                                    36,200                    1,454,516
Chico's FAS, Inc.*                                                                          16,300                      599,840
PETsMART, Inc.                                                                              60,420                    1,315,948
TJX Cos., Inc.                                                                              58,150                    1,190,912
Urban Outfitters, Inc.*                                                                     18,200                      535,080
                                                                                                                 --------------
                                                                                                                 $    5,776,296
                                                                                                                 --------------
TELEPHONE SERVICES - 3.5%
American Tower Corp., "A"^*                                                                155,994               $    3,892,050
                                                                                                                 --------------
TRUCKING - 0.5%
Expeditors International of
Washington, Inc.^                                                                           10,390               $      589,944
                                                                                                                 --------------
Total Stocks                                                                                                     $  109,652,775
                                                                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 12.5%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                           13,911,629               $   13,911,629
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE
SHORT-TERM OBLIGATION - 1.6%
New Center Asset Trust, 3.88%, due 10/03/05<                                          $  1,770,000               $    1,769,618
                                                                                                                 --------------
Total Investments ~                                                                                              $  125,334,022
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (12.8)%                                                                            (14,215,936)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $  111,118,086
                                                                                                                 --------------


 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of September 30, 2005, the series had one security representing $208,620 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 112,381,751
                                                                =============
Gross unrealized appreciation                                   $  17,233,410
Gross unrealized depreciation                                      (4,281,139)
                                                                -------------
      Net unrealized appreciation (depreciation)                $  12,952,271
                                                                =============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Capital Opportunities Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Capital Opportunities Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 99.8%

ALCOHOLIC BEVERAGES - 0.3%
Molson Coors Brewing Co.^                                                                    9,170               $      586,972
                                                                                                                 --------------
APPAREL MANUFACTURERS - 0.7%
Reebok International Ltd.                                                                   25,740               $    1,456,112
                                                                                                                 --------------
AUTOMOTIVE - 0.6%
SPX Corp.^                                                                                  30,120               $    1,384,014
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 7.8%
American Express Co.                                                                        15,130               $      760,736
Ameriprise Financial, Inc. (S)*                                                              3,026                      108,331
Bank of America Corp.                                                                      102,418                    4,311,798
Citigroup, Inc.                                                                             33,736                    1,535,663
J.P. Morgan Chase & Co.                                                                    127,850                    4,337,950
PNC Financial Services Group, Inc.                                                          79,980                    4,640,440
SLM Corp.                                                                                   27,010                    1,448,816
                                                                                                                 --------------
                                                                                                                 $   17,143,734
                                                                                                                 --------------
BIOTECHNOLOGY - 3.1%
Amgen, Inc.*                                                                                27,070               $    2,156,667
Genzyme Corp.*                                                                              12,941                      927,093
Gilead Sciences, Inc.*                                                                      36,900                    1,799,244
ImClone Systems, Inc.^*                                                                      9,890                      311,040
MedImmune, Inc.*                                                                            51,280                    1,725,572
                                                                                                                 --------------
                                                                                                                 $    6,919,616
                                                                                                                 --------------
BROADCAST & CABLE TV - 6.8%
Comcast Corp., "Special A"*                                                                 33,480               $      963,554
Grupo Televisa S.A., ADR                                                                    10,980                      787,376
Interpublic Group of Cos., Inc.*                                                           171,660                    1,998,122
News Corp., "A"                                                                             66,070                    1,030,031
Univision Communications, Inc., "A"*                                                        21,290                      564,824
Viacom, Inc., "B"                                                                          166,580                    5,498,806
Walt Disney Co.                                                                            169,270                    4,084,485
                                                                                                                 --------------
                                                                                                                 $   14,927,198
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 3.1%
Chicago Mercantile Exchange Holdings, Inc.                                                   1,190               $      401,387
Mellon Financial Corp.                                                                     110,641                    3,537,193
Merrill Lynch & Co., Inc.                                                                   46,610                    2,859,524
                                                                                                                 --------------
                                                                                                                 $    6,798,104
                                                                                                                 --------------
BUSINESS SERVICES - 1.9%
Accenture Ltd., "A"                                                                         20,710               $      527,277
Amdocs Ltd.*                                                                                35,860                      994,398
Cintas Corp.^                                                                               26,900                    1,104,245
Getty Images, Inc.^*                                                                         5,750                      494,730
Infosys Technologies Ltd., ADR^                                                             15,190                    1,128,313
                                                                                                                 --------------
                                                                                                                 $    4,248,963
                                                                                                                 --------------
COMPUTER SOFTWARE - 7.5%
Adobe Systems, Inc.                                                                         27,800               $      829,830
Check Point Software Technologies Ltd.*                                                     19,230                      467,674
Compuware Corp.*                                                                           182,590                    1,734,605
Macromedia, Inc.*                                                                            8,610                      350,169
Mercury Interactive Corp.^*                                                                 16,190                      641,124
Microsoft Corp.                                                                            134,668                    3,465,008
Oracle Corp.*                                                                              214,436                    2,656,862
Symantec Corp.*                                                                            287,201                    6,507,975
                                                                                                                 --------------
                                                                                                                 $   16,653,247
                                                                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 2.8%
Dell, Inc.*                                                                                 82,700               $    2,828,340
LG Philips LCD Co. Ltd., ADR^*                                                              41,630                      855,913
Sun Microsystems, Inc.*                                                                    615,360                    2,412,211
                                                                                                                 --------------
                                                                                                                 $    6,096,464
                                                                                                                 --------------
CONSTRUCTION - 1.5%
Masco Corp.                                                                                109,100               $    3,347,188
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 2.1%
Estee Lauder Cos., Inc., "A"                                                                23,700               $      825,471
Gillette Co.                                                                                34,960                    2,034,672
Procter & Gamble Co.                                                                        28,560                    1,698,178
                                                                                                                 --------------
                                                                                                                 $    4,558,321
                                                                                                                 --------------
CONTAINERS - 1.8%
Owens-Illinois, Inc.*                                                                      189,170               $    3,900,685
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 2.6%
Cooper Industries Ltd., "A"                                                                  7,000               $      483,980
General Electric Co.                                                                        21,885                      736,868
Tyco International Ltd.                                                                    160,575                    4,472,014
                                                                                                                 --------------
                                                                                                                 $    5,692,862
                                                                                                                 --------------
ELECTRONICS - 4.7%
Analog Devices, Inc.                                                                        38,110               $    1,415,405
AU Optronics Corp., ADR                                                                     34,884                      452,097
Intel Corp.                                                                                 70,640                    1,741,276
KLA-Tencor Corp.                                                                            16,240                      791,862
PMC-Sierra, Inc.^*                                                                          81,560                      718,544
Samsung Electronics Co. Ltd., GDR                                                            6,430                    1,829,335
SanDisk Corp.*                                                                               5,900                      284,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                           111,643                      917,705
Texas Instruments, Inc.                                                                     25,370                      860,043
Xilinx, Inc.                                                                                49,010                    1,364,929
                                                                                                                 --------------
                                                                                                                 $   10,375,871
                                                                                                                 --------------
ENERGY - INDEPENDENT - 1.4%
Devon Energy Corp.                                                                          44,710               $    3,068,894
                                                                                                                 --------------
FOOD & DRUG STORES - 0.5%
CVS Corp.                                                                                   36,330               $    1,053,933
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
PepsiCo, Inc.                                                                               28,770               $    1,631,547
                                                                                                                 --------------
FOREST & PAPER PRODUCTS - 0.7%
Bowater, Inc.^                                                                              56,430               $    1,595,276
                                                                                                                 --------------
FURNITURE & APPLIANCES - 0.5%
Harman International Industries, Inc.                                                       11,180               $    1,143,379
                                                                                                                 --------------
GAMING & LODGING - 0.8%
Carnival Corp.                                                                              17,230               $      861,155
International Game Technology                                                               20,350                      549,450
Royal Caribbean Cruises Ltd.^                                                                9,520                      411,264
                                                                                                                 --------------
                                                                                                                 $    1,821,869
                                                                                                                 --------------
GENERAL MERCHANDISE - 3.7%
Family Dollar Stores, Inc.                                                                  90,000               $    1,788,300
Kohl's Corp.*                                                                               26,300                    1,319,734
Target Corp.                                                                                25,710                    1,335,120
Wal-Mart Stores, Inc.                                                                       83,710                    3,668,172
                                                                                                                 --------------
                                                                                                                 $    8,111,326
                                                                                                                 --------------
INSURANCE - 2.8%
Allstate Corp.                                                                              51,250               $    2,833,612
American International Group, Inc.                                                          16,310                    1,010,568
Conseco, Inc.^*                                                                            111,180                    2,347,010
                                                                                                                 --------------
                                                                                                                 $    6,191,190
                                                                                                                 --------------
INTERNET - 1.1%
eBay, Inc.*                                                                                 25,230               $    1,039,476
Yahoo!, Inc.*                                                                               42,330                    1,432,447
                                                                                                                 --------------
                                                                                                                 $    2,471,923
                                                                                                                 --------------
LEISURE & TOYS - 1.5%
Activision, Inc.*                                                                           14,453               $      295,564
Electronic Arts, Inc.*                                                                      31,570                    1,796,017
Mattel, Inc.^                                                                               75,310                    1,256,171
                                                                                                                 --------------
                                                                                                                 $    3,347,752
                                                                                                                 --------------
MACHINERY & TOOLS - 0.2%
Illinois Tool Works, Inc.                                                                    4,810               $      396,007
                                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Tenet Healthcare Corp.*                                                                    220,180               $    2,472,621
                                                                                                                 --------------
MEDICAL EQUIPMENT - 2.7%
Alcon, Inc.                                                                                  8,910               $    1,139,411
Boston Scientific Corp.*                                                                    39,100                      913,767
DENTSPLY International, Inc.                                                                 5,040                      272,261
Fisher Scientific International, Inc.^*                                                      8,970                      556,588
Medtronic, Inc.                                                                             20,640                    1,106,717
St. Jude Medical, Inc.*                                                                     26,350                    1,233,180
Waters Corp.*                                                                               15,390                      640,224
                                                                                                                 --------------
                                                                                                                 $    5,862,148
                                                                                                                 --------------
NETWORK & TELECOM - 7.7%
Cisco Systems, Inc.*                                                                       227,450               $    4,078,178
Comverse Technology, Inc.*                                                                  20,570                      540,374
Corning, Inc.*                                                                             105,270                    2,034,869
Nokia Corp., ADR                                                                           176,030                    2,976,667
Nortel Networks Corp.^*                                                                  1,522,450                    4,963,187
QUALCOMM, Inc.                                                                              53,560                    2,396,810
                                                                                                                 --------------
                                                                                                                 $   16,990,085
                                                                                                                 --------------
OIL SERVICES - 3.4%
BJ Services Co.                                                                             37,280               $    1,341,707
Cooper Cameron Corp.*                                                                       16,210                    1,198,405
GlobalSantaFe Corp.                                                                         56,658                    2,584,738
Noble Corp.                                                                                 33,400                    2,286,564
                                                                                                                 --------------
                                                                                                                 $    7,411,414
                                                                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
EMC Corp.*                                                                                 179,840               $    2,327,130
Network Appliance, Inc.*                                                                    33,940                      805,736
                                                                                                                 --------------
                                                                                                                 $    3,132,866
                                                                                                                 --------------
PHARMACEUTICALS - 10.6%
Abbott Laboratories                                                                         60,530               $    2,566,472
Eli Lilly & Co.                                                                             42,280                    2,262,826
Johnson & Johnson                                                                           56,950                    3,603,796
Merck & Co., Inc.                                                                          147,420                    4,011,298
Roche Holdings AG                                                                            8,880                    1,233,629
Teva Pharmaceutical Industries Ltd., ADR                                                    35,850                    1,198,107
Wyeth                                                                                      182,421                    8,440,620
                                                                                                                 --------------
                                                                                                                 $   23,316,748
                                                                                                                 --------------
PRINTING & PUBLISHING - 0.6%
Knight-Ridder, Inc.^                                                                        21,900               $    1,285,092
                                                                                                                 --------------
RESTAURANTS - 0.2%
Outback Steakhouse, Inc.                                                                     8,420               $      308,172
P.F. Chang's China Bistro, Inc.*                                                             4,300                      192,769
                                                                                                                 --------------
                                                                                                                 $      500,941
                                                                                                                 --------------
SPECIALTY STORES - 5.1%
Bed Bath & Beyond, Inc.*                                                                    12,010               $      482,562
Circuit City Stores, Inc.^                                                                  70,810                    1,215,100
Gap, Inc.                                                                                  142,550                    2,484,646
Home Depot, Inc.                                                                            31,040                    1,183,866
Lowe's Cos., Inc.                                                                           16,610                    1,069,684
OfficeMax, Inc.^                                                                            63,480                    2,010,412
PETsMART, Inc.                                                                              42,340                      922,165
Staples, Inc.                                                                               51,975                    1,108,107
TJX Cos., Inc.^                                                                             42,090                      862,003
                                                                                                                 --------------
                                                                                                                 $   11,338,545
                                                                                                                 --------------
TELEPHONE SERVICES - 4.4%
Sprint Nextel Corp.                                                                        192,730               $    4,583,119
Verizon Communications, Inc.                                                               159,460                    5,212,747
                                                                                                                 --------------
                                                                                                                 $    9,795,866
                                                                                                                 --------------
TRUCKING - 0.7%
FedEx Corp.                                                                                  8,470               $      737,991
United Parcel Service, Inc., "B"                                                            13,070                      903,529
                                                                                                                 --------------
                                                                                                                 $    1,641,520
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 0.7%
Calpine Corp.*                                                                             604,780               $    1,566,380
                                                                                                                 --------------
Total Stocks                                                                                                     $  220,236,673
                                                                                                                 --------------
ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 0.3%
Citigroup Funding, Inc., 3.88%, due 10/03/05<                                         $    717,000               $      716,845

ISSUER                                                                                      SHARES                        VALUE

COLLATERAL FOR SECURITIES LOANED - 7.9%
Navigator Securities Lending Prime Portfolio, and Net Asset Value                       17,294,865               $   17,294,865
                                                                                                                 --------------
Total Investments                                                                                                $  238,248,383
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (8.0)%                                                                             (17,627,479)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $  220,620,904
                                                                                                                 --------------

(S) When-issued security. Security represents the Series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
  < The rate shown represents an annualized yield at time of purchase.
  ~ As of September 30, 2005, the series had one security representing $760,736 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL OPPORTUNITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $227,585,533
                                                               ============
Gross unrealized appreciation                                  $ 18,715,950
Gross unrealized depreciation                                    (8,053,100)
                                                               ------------
     Net unrealized appreciation                               $ 10,662,850
                                                               ============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Value Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Value Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 99.3%

AEROSPACE - 5.0%
Lockheed Martin Corp.                                                                      150,630                 $  9,194,455
Northrop Grumman Corp.^                                                                    147,780                    8,031,843
United Technologies Corp.                                                                  110,110                    5,708,102
                                                                                                                   ------------
                                                                                                                   $ 22,934,400
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                 144,973                 $  2,083,331
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 15.6%
American Express Co.                                                                        90,080                 $  4,529,222
Ameriprise Financial, Inc.(S)(S)*                                                           18,016                      644,973
Bank of America Corp.                                                                      417,676                   17,584,160
Citigroup, Inc.                                                                            324,900                   14,789,447
Fannie Mae                                                                                 143,360                    6,425,395
Freddie Mac                                                                                 37,950                    2,142,657
J. P. Morgan Chase & Co.                                                                    26,750                      907,628
MBNA Corp.                                                                                  90,470                    2,229,181
PNC Financial Services Group, Inc.^                                                        106,680                    6,189,574
SunTrust Banks, Inc.                                                                       133,930                    9,301,439
UBS AG                                                                                      27,792                    2,362,078
Wells Fargo & Co.                                                                           64,160                    3,757,851
                                                                                                                   ------------
                                                                                                                   $ 70,863,605
                                                                                                                   ------------
BROADCAST & CABLE TV - 1.7%
Viacom, Inc., "B"                                                                          176,598                 $  5,829,500
Walt Disney Co.                                                                             79,860                    1,927,022
                                                                                                                   ------------
                                                                                                                   $  7,756,522
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 5.8%
Franklin Resources, Inc.                                                                    24,650                 $  2,069,614
Goldman Sachs Group, Inc.                                                                  116,230                   14,131,243
Lehman Brothers Holdings, Inc.^                                                             26,260                    3,058,765
Mellon Financial Corp.                                                                     149,010                    4,763,850
Merrill Lynch & Co., Inc.                                                                   39,160                    2,402,466
                                                                                                                   ------------
                                                                                                                   $ 26,425,938
                                                                                                                   ------------
BUSINESS SERVICES - 1.6%
Accenture Ltd., "A"                                                                        290,290                 $  7,390,783
                                                                                                                   ------------
CHEMICALS - 4.4%
Dow Chemical Co.                                                                            92,200                 $  3,841,974
E. I. du Pont de Nemours & Co.                                                             123,950                    4,855,122
Nalco Holding Co. *                                                                         59,830                    1,009,332
PPG Industries, Inc.                                                                       106,490                    6,303,143
Syngenta AG                                                                                 36,430                    3,813,997
                                                                                                                   ------------
                                                                                                                   $ 19,823,568
                                                                                                                   ------------
COMPUTER SOFTWARE - 1.0%
Oracle Corp.*                                                                              195,220                 $  2,418,776
Symantec Corp.*                                                                            101,970                    2,310,640
                                                                                                                   ------------
                                                                                                                   $  4,729,416
                                                                                                                   ------------
CONSTRUCTION - 1.7%
Masco Corp.                                                                                246,130                 $  7,551,268
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.3%
Kimberly-Clark Corp.                                                                        95,450                 $  5,682,139
                                                                                                                   ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp.^*                                                             94,490                 $    978,916
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.8%
Cooper Industries Ltd., "A"                                                                 51,070                 $  3,530,980
Emerson Electric Co.                                                                        15,860                    1,138,748
Tyco International Ltd.                                                                     40,940                    1,140,179
W. W. Grainger, Inc.                                                                        36,550                    2,299,726
                                                                                                                   ------------
                                                                                                                   $  8,109,633
                                                                                                                   ------------
ELECTRONICS - 0.5%
Analog Devices, Inc.                                                                        55,700                 $  2,068,698
                                                                                                                   ------------
ENERGY - INDEPENDENT - 1.7%
Devon Energy Corp.                                                                          57,550                 $  3,950,232
EOG Resources, Inc.                                                                         53,340                    3,995,166
                                                                                                                   ------------
                                                                                                                   $  7,945,398
                                                                                                                   ------------
ENERGY - INTEGRATED - 10.9%
Amerada Hess Corp.                                                                          13,200                 $  1,815,000
BP PLC, ADR                                                                                 91,510                    6,483,484
Chevron Corp.                                                                               69,245                    4,482,229
ConocoPhillips                                                                             218,300                   15,261,353
Exxon Mobil Corp.                                                                          162,462                   10,322,835
TOTAL S.A., ADR                                                                             83,280                   11,311,090
                                                                                                                   ------------
                                                                                                                   $ 49,675,991
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.2%
Archer Daniels Midland Co.                                                                 156,435                 $  3,857,687
Coca-Cola Co.                                                                               26,500                    1,144,535
H. J. Heinz Co.                                                                             93,590                    3,419,779
Kellogg Co.                                                                                148,430                    6,847,076
Nestle S.A                                                                                   9,197                    2,693,191
PepsiCo, Inc.                                                                               50,558                    2,867,144
Sara Lee Corp.                                                                             156,410                    2,963,970
                                                                                                                   ------------
                                                                                                                   $ 23,793,382
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 1.2%
Bowater, Inc.^                                                                              35,420                 $  1,001,323
International Paper Co.                                                                    150,070                    4,472,086
                                                                                                                   ------------
                                                                                                                   $  5,473,409
                                                                                                                   ------------
INSURANCE - 7.2%
AFLAC, Inc.                                                                                 45,280                 $  2,051,184
Allstate Corp.                                                                             174,120                    9,627,095
Chubb Corp.^                                                                                27,420                    2,455,461
Hartford Financial Services Group, Inc.                                                     54,930                    4,238,948
Lincoln National Corp.                                                                      27,800                    1,446,156
MetLife, Inc.                                                                              257,530                   12,832,720
                                                                                                                   ------------
                                                                                                                   $ 32,651,564
                                                                                                                   ------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                                86,140                 $  1,692,651
                                                                                                                   ------------
MACHINERY & TOOLS - 3.1%
Deere & Co.                                                                                131,510                 $  8,048,412
Finning International, Inc.                                                                 16,530                      569,980
Illinois Tool Works, Inc.                                                                   47,870                    3,941,137
Sandvik AB                                                                                  33,250                    1,652,256
                                                                                                                   ------------
                                                                                                                   $ 14,211,785
                                                                                                                   ------------
MEDICAL EQUIPMENT - 0.3%
Baxter International, Inc.                                                                  36,800                 $  1,467,216
                                                                                                                   ------------
NETWORK & TELECOM - 0.4%
Cisco Systems, Inc.*                                                                       102,100                 $  1,830,653
                                                                                                                   ------------
OIL SERVICES - 0.6%
Noble Corp.                                                                                 42,990                 $  2,943,095
                                                                                                                   ------------
PHARMACEUTICALS - 6.2%
Abbott Laboratories                                                                        110,010                 $  4,664,424
Eli Lilly & Co.                                                                             19,050                    1,019,556
Johnson & Johnson                                                                          150,050                    9,495,164
Merck & Co., Inc.                                                                          212,950                    5,794,370
Pfizer, Inc.                                                                                57,460                    1,434,776
Wyeth                                                                                      124,550                    5,762,929
                                                                                                                   ------------
                                                                                                                   $ 28,171,219
                                                                                                                   ------------
PRINTING & PUBLISHING - 1.3%
Reed Elsevier PLC                                                                          355,670                 $  3,289,321
Tribune Co.                                                                                 81,007                    2,745,327
                                                                                                                   ------------
                                                                                                                   $  6,034,648
                                                                                                                   ------------
RAILROAD & SHIPPING - 1.3%
Burlington Northern Santa Fe Corp.                                                          83,580                 $  4,998,084
Norfolk Southern Corp.                                                                      24,400                      989,664
                                                                                                                   ------------
                                                                                                                   $  5,987,748
                                                                                                                   ------------
RESTAURANTS - 0.2%
McDonald's Corp.                                                                            29,860                 $  1,000,011
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.6%
Air Products & Chemicals, Inc.                                                              86,687                 $  4,779,921
L'Air Liquide S.A., Bearer Shares^                                                           6,130                    1,127,532
Praxair, Inc.                                                                               29,670                    1,422,083
                                                                                                                   ------------
                                                                                                                   $  7,329,536
                                                                                                                   ------------
SPECIALTY STORES - 2.4%
Gap, Inc.                                                                                  265,270                 $  4,623,656
Lowe's Cos., Inc.                                                                           48,730                    3,138,212
TJX Cos., Inc.                                                                             152,170                    3,116,442
                                                                                                                   ------------
                                                                                                                   $ 10,878,310
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
Vodafone Group PLC                                                                       2,459,430                 $  6,396,465
Telephone Services - 3.9%
Sprint Nextel Corp.                                                                        444,050                 $ 10,559,509
Verizon Communications, Inc.                                                               213,710                    6,986,180
                                                                                                                   ------------
                                                                                                                   $ 17,545,689
                                                                                                                   ------------
TOBACCO - 3.5%
Altria Group, Inc.                                                                         213,840                 $ 15,762,146
                                                                                                                   ------------
TRUCKING - 0.2%
CNF, Inc.                                                                                   20,030                 $  1,051,575
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 5.2%
Dominion Resources, Inc.                                                                   141,510                 $ 12,189,671
Entergy Corp.                                                                               25,380                    1,886,242
Exelon Corp.                                                                                29,890                    1,597,322
FPL Group, Inc.                                                                             18,230                      867,748
PPL Corp.                                                                                   78,500                    2,537,905
Public Service Enterprise Group, Inc.^                                                      32,410                    2,085,908
TXU Corp.                                                                                   24,060                    2,715,893
                                                                                                                   ------------
                                                                                                                   $ 23,880,689
                                                                                                                   ------------
Total Stocks                                                                                                       $452,121,397
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 3.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                    13,612,513     $  13,612,513

ISSUER                                          PAR AMOUNT          VALUE

SHORT-TERM OBLIGATION - 0.5%
New Center Asset Trust, 3.88%, due 10/03/05 <                                         $  2,379,000                 $  2,378,487
                                                                                                                   ============

                                                                                                                   ------------
Total Investments ~                                                                                                $468,112,397
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (2.8)%                                                                             (12,950,924)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $455,161,473
                                                                                                                   ------------

(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ^ All or a portion of this security is on loan.
     < The rate shown represents an annualized yield at time of purchase.
     ~ As of September 30, 2005, the series had one security representing $4,529,222 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     * Non-income producing security.

Abbreviations:
ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - VALUE SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $395,259,737
                                                                 ============
Gross unrealized appreciation                                    $ 88,165,503
Gross unrealized depreciation                                     (15,312,843)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 72,852,660
                                                                 ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        International Growth Series

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - International Growth Series

ISSUER                                                                                      SHARES                        VALUE

STOCKS - 98.4%

ALCOHOLIC BEVERAGES - 1.1%
Pernod Ricard^                                                                               9,040               $    1,596,493
                                                                                                                 --------------
APPAREL MANUFACTURERS - 2.5%
Burberry Group PLC                                                                         107,890               $      821,823
LVMH Moet Hennessy Louis Vuitton S.A.^                                                      20,100                    1,657,666
Toray Industries, Inc.^                                                                    179,000                      951,725
                                                                                                                 --------------
                                                                                                                 $    3,431,214
                                                                                                                 --------------
AUTOMOTIVE - 2.4%
Autoliv, Inc.^                                                                              21,280               $      921,663
Kongsberg Automotive A.S.A.*                                                                88,050                      745,629
Toyota Motor Corp.^                                                                         37,800                    1,730,282
                                                                                                                 --------------
                                                                                                                 $    3,397,574
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 17.4%
AEON Credit Service Co. Ltd.                                                                22,600               $    1,641,285
Aiful Corp.                                                                                 19,000                    1,590,581
Akbank T.A.S.                                                                              126,500                      841,453
Anglo Irish Bank Corp. PLC                                                                 116,720                    1,589,835
Bancolombia S.A., ADR                                                                       19,440                      426,708
Bank Rakyat Indonesia                                                                    4,317,000                    1,133,842
Close Brothers Group PLC                                                                    80,200                    1,175,845
DEPFA Bank PLC                                                                              38,570                      619,024
Erste Bank der Oesterreichischen Sparkassen AG                                              33,120                    1,771,851
Grupo Financiero Inbursa S.A. de C.V.                                                      361,970                      626,810
Housing Development Finance Corp. Ltd.                                                     102,240                    2,418,792
OTP Bank Ltd., GDR                                                                          17,050                    1,348,655
Powszechna Kasa Oszczednosci Bank Polski S.A.                                              124,770                    1,206,247
Royal Bank of Scotland Group PLC                                                            54,705                    1,552,018
Shinsei Bank Ltd.                                                                          189,000                    1,189,569
St. George Bank Ltd.^                                                                       35,890                      763,742
Standard Chartered PLC                                                                      60,040                    1,294,734
Takefuji Corp.^                                                                             10,740                      836,699
UBS AG                                                                                      26,991                    2,294,000
                                                                                                                 --------------
                                                                                                                 $   24,321,690
                                                                                                                 --------------
BROADCAST & CABLE TV - 5.4%
Antena 3 de Television S.A.^                                                                55,876               $    1,012,986
Astro All Asia Networks PLC                                                                452,100                      683,728
Grupo Televisa S.A., ADR                                                                    33,750                    2,420,213
PagesJaunes S.A.^                                                                           54,460                    1,486,211
Premiere AG*                                                                                24,320                      683,281
WPP Group PLC                                                                              126,090                    1,282,833
                                                                                                                 --------------
                                                                                                                 $    7,569,252
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 2.1%
Jafco Co. Ltd.                                                                              13,600               $      889,507
Julius Baer Holding Ltd.                                                                     9,246                      723,678
Schroders PLC                                                                               41,640                      678,416
Van Lanschot N.V.                                                                           10,310                      650,721
                                                                                                                 --------------
                                                                                                                 $    2,942,322
                                                                                                                 --------------
BUSINESS SERVICES - 0.2%
Impulsora del Desarrollo Economico de America Latina S.A. de C.V.*                         371,620               $      246,712
                                                                                                                 --------------
COMPUTER SOFTWARE - 0.6%
Business Objects S.A., ADR^*                                                                22,940               $      797,394
                                                                                                                 --------------
CONSTRUCTION - 2.2%
CEMEX S.A. de C.V., ADR                                                                     28,542               $    1,492,747
Urbi Desarrollos Urbanos S.A. de C.V.*                                                     124,560                      925,352
Wienerberger AG                                                                             15,970                      629,540
                                                                                                                 --------------
                                                                                                                 $    3,047,639
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 2.4%
AmorePacific Corp.                                                                           3,240               $      981,160
Natura Cosmeticos S.A.                                                                      10,050                      402,271
Reckitt Benckiser PLC                                                                       66,940                    2,038,410
                                                                                                                 --------------
                                                                                                                 $    3,421,841
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 3.3%
Keyence Corp.^                                                                               3,700               $      929,560
Nidec Corp.(S)(S)                                                                            8,100                      475,590
Nidec Corp.                                                                                  8,100                      481,294
Nitto Denko Corp.                                                                           26,600                    1,496,250
Schneider Electric S.A.^                                                                    14,960                    1,181,609
                                                                                                                 --------------
                                                                                                                 $    4,564,303
                                                                                                                 --------------
ELECTRONICS - 8.4%
CANON, Inc.                                                                                 26,000               $    1,402,993
Murata Manufacturing Co. Ltd.^                                                              26,500                    1,476,629
Nippon Electric Glass Co. Ltd.^                                                             52,000                      936,092
Ricoh Co. Ltd.                                                                              78,000                    1,217,377
Royal Philips Electronics N.V.                                                              49,860                    1,325,311
Samsung Electronics Co. Ltd.                                                                 7,740                    4,361,399
USHIO America, Inc.^                                                                        54,000                    1,095,687
                                                                                                                 --------------
                                                                                                                 $   11,815,488
                                                                                                                 --------------
ENERGY - INDEPENDENT - 4.6%
Canadian Natural Resources Ltd.                                                             13,950               $      630,705
CNOOC Ltd.                                                                               2,307,000                    1,665,468
EnCana Corp.                                                                                37,640                    2,199,340
Norsk Hydro A.S.A.                                                                           4,300                      480,920
Talisman Energy, Inc.                                                                       31,100                    1,523,396
                                                                                                                 --------------
                                                                                                                 $    6,499,829
                                                                                                                 --------------
ENERGY - INTEGRATED - 3.7%
BP PLC                                                                                     178,247               $    2,116,769
TOTAL S.A.^                                                                                 11,480                    3,134,267
                                                                                                                 --------------
                                                                                                                 $    5,251,036
                                                                                                                 --------------
FOOD & DRUG STORES - 1.3%
Tesco PLC                                                                                  336,980               $    1,838,986
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.0%
Groupe Danone^                                                                              14,180               $    1,528,282
Nestle S.A.                                                                                  9,107                    2,666,836
                                                                                                                 --------------
                                                                                                                 $    4,195,118
                                                                                                                 --------------
GAMING & LODGING - 1.4%
Hilton Group PLC                                                                           182,000               $    1,009,266
William Hill Organization Ltd.                                                              97,950                    1,006,900
                                                                                                                 --------------
                                                                                                                 $    2,016,166
                                                                                                                 --------------
INSURANCE - 0.5%
St. James's Place Capital PLC                                                              148,700               $      676,463
                                                                                                                 --------------
MACHINERY & TOOLS - 3.4%
Atlas Copco AB, "A"                                                                         49,940               $      965,609
Fanuc Ltd.^                                                                                 13,500                    1,090,933
Mitsui Mining & Smelting Co. Ltd.                                                          268,000                    1,554,683
Sandvik AB                                                                                  22,620                    1,124,031
                                                                                                                 --------------
                                                                                                                 $    4,735,256
                                                                                                                 --------------
MEDICAL EQUIPMENT - 2.5%
Smith & Nephew PLC                                                                         137,960               $    1,157,907
Straumann Holding AG^                                                                        3,780                    1,012,722
Synthes, Inc.                                                                               11,840                    1,385,031
                                                                                                                 --------------
                                                                                                                 $    3,555,660
                                                                                                                 --------------
METALS & MINING - 3.2%
Aber Diamond Corp.##                                                                        20,830               $      762,379
BHP Billiton Ltd.                                                                          104,920                    1,781,201
Companhia Vale do Rio Doce, ADR                                                             44,630                    1,957,472
                                                                                                                 --------------
                                                                                                                 $    4,501,052
                                                                                                                 --------------
NETWORK & TELECOM - 1.6%
CSR PLC*                                                                                    85,030               $    1,001,526
Nokia Oyj                                                                                   76,430                    1,280,866
                                                                                                                 --------------
                                                                                                                 $    2,282,392
                                                                                                                 --------------
PHARMACEUTICALS - 7.7%
AstraZeneca PLC                                                                             49,230               $    2,287,305
Chugai Pharmaceutical Co. Ltd.                                                              53,000                    1,010,079
Roche Holdings AG                                                                           23,830                    3,310,515
Sanofi-Aventis^                                                                             33,310                    2,753,114
Teva Pharmaceutical Industries Ltd., ADR                                                    41,710                    1,393,948
                                                                                                                 --------------
                                                                                                                 $   10,754,961
                                                                                                                 --------------
PRINTING & PUBLISHING - 1.2%
Yell Group PLC                                                                             195,440               $    1,648,094
                                                                                                                 --------------
Real Estate - 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                                    2,000               $       16,550
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                             1,210                      100,130
                                                                                                                 --------------
                                                                                                                 $      116,680
                                                                                                                 --------------
SPECIALTY CHEMICALS - 2.4%
Asahi Glass Co. Ltd.^                                                                       68,000               $      712,923
Kaneka Corp.^                                                                               81,000                    1,055,995
L'Air Liquide S.A., Bearer Shares^                                                           8,893                    1,635,749
                                                                                                                 --------------
                                                                                                                 $    3,404,667
                                                                                                                 --------------
SPECIALTY STORES - 3.2%
Esprit Holdings Ltd.                                                                       115,000               $      859,857
Industria de Diseno Textil S.A.                                                             29,190                      856,952
NEXT PLC                                                                                    50,050                    1,228,448
Nishimatsuya Chain Co. Ltd.^                                                                28,200                    1,022,746
Submarino S.A.*                                                                             34,100                      444,749
                                                                                                                 --------------
                                                                                                                 $    4,412,752
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 3.9%
Mobile TeleSystems OJSC, ADR                                                                19,220               $      781,870
Vodafone Group PLC                                                                       1,791,950                    4,660,489
                                                                                                                 --------------
                                                                                                                 $    5,442,359
                                                                                                                 --------------
TELEPHONE SERVICES - 4.1%
FastWeb S.p.A.^*                                                                            21,230               $      949,700
Singapore Telecommunications Ltd.                                                          896,000                    1,296,863
Telefonica S.A.                                                                            172,128                    2,818,419
Telenor A.S.A.                                                                              80,200                      715,864
                                                                                                                 --------------
                                                                                                                 $    5,780,846
                                                                                                                 --------------
TOBACCO - 0.5%
Swedish Match AB^                                                                           54,340               $      647,922
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 2.1%
Iberdrola S.A.                                                                              50,190               $    1,402,869
Suez S.A.^                                                                                  53,507                    1,547,044
                                                                                                                 --------------
                                                                                                                 $    2,949,913
                                                                                                                 --------------
Total Stocks                                                                                                     $  137,862,074
                                                                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 18.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        26,326,736               $   26,326,736
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 0.9%
Citigroup Funding, Inc., 3.88%, due 10/03/05<                                         $  1,246,000               $    1,245,731
                                                                                                                 --------------

Total Investments ~                                                                                              $  165,434,541
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (18.1)%                                                                            (25,358,690)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $  140,075,851
                                                                                                                 --------------

(S)(S) When-issued security. At September 30, 2005, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
     < The rate shown represents an annualized yield at time of purchase.
     ^ All or a portion of this security is on loan.
     ~ As of September 30, 2005, the series had two securities representing $862,509 and 0.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
     * Non-income producing security.
    ## SEC Rule 144A restriction.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt


Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:

COUNTRY WEIGHTINGS
--------------------------------------------
Great Britain                          19.6%
--------------------------------------------
Japan                                  17.7%
--------------------------------------------
France                                 12.4%
--------------------------------------------
Switzerland                             8.1%
--------------------------------------------
Spain                                   4.3%
--------------------------------------------
Mexico                                  4.1%
--------------------------------------------
South Korea                             3.8%
--------------------------------------------
Canada                                  3.7%
--------------------------------------------
Sweden                                  2.6%
--------------------------------------------
Other                                  23.7%
--------------------------------------------

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 137,669,623
                                                                =============
Gross unrealized appreciation                                   $  28,827,783
Gross unrealized depreciation                                      (1,062,865)
                                                                -------------
      Net unrealized appreciation (depreciation)                $  27,764,918
                                                                =============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Massachusetts Investors Growth Stock Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS -97.6%

AEROSPACE - 1.5%
Lockheed Martin Corp.                                                                       23,690                 $  1,446,038
Northrop Grumman Corp.                                                                      24,240                    1,317,444
United Technologies Corp.                                                                   91,100                    4,722,624
                                                                                                                   ------------
                                                                                                                   $  7,486,106
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.1%
Pernod Ricard                                                                                3,600                 $    635,772
                                                                                                                   ------------
APPAREL MANUFACTURERS - 0.8%
LVMH Moet Hennessy Louis Vuitton S.A                                                         6,700                 $    552,555
Nike, Inc., "B"                                                                             30,800                    2,515,744
Reebok International Ltd.                                                                   17,880                    1,011,472
                                                                                                                   ------------
                                                                                                                   $  4,079,771
                                                                                                                   ------------
AUTOMOTIVE - 0.5%
Harley-Davidson, Inc.^                                                                      54,970                 $  2,662,747
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 3.7%
American Express Co.                                                                        54,470                 $  2,738,752
Ameriprise Financial, Inc.* (S)(S)                                                           7,594                      271,865
Citigroup, Inc.                                                                             70,210                    3,195,959
Countrywide Financial Corp.                                                                 24,840                      819,223
SLM Corp.                                                                                  163,040                    8,745,466
UBS AG                                                                                      28,037                    2,382,901
Unibanco - Uniao de Bancos Brasileiros S.A., ADR^                                            2,800                      147,280
                                                                                                                   ------------
                                                                                                                   $ 18,301,446
                                                                                                                   ------------
BIOTECHNOLOGY - 4.9%
Amgen, Inc.*                                                                               116,120                 $  9,251,280
Genentech, Inc.*                                                                             7,500                      631,575
Genzyme Corp.*                                                                              64,180                    4,597,855
Gilead Sciences, Inc.*                                                                     160,300                    7,816,228
ImClone Systems, Inc.^*                                                                     30,190                      949,476
MedImmune, Inc.*                                                                            24,730                      832,165
                                                                                                                   ------------
                                                                                                                   $ 24,078,579
                                                                                                                   ------------
BROADCAST & CABLE TV - 2.6%
Citadel Broadcasting Corp.^                                                                 47,080                 $    646,408
Comcast Corp., "A"*                                                                         82,830                    2,433,545
EchoStar Communications Corp., "A"^                                                         41,300                    1,221,241
Grupo Televisa S.A., ADR                                                                    26,230                    1,880,953
News Corp., "A"                                                                             96,670                    1,507,085
Univision Communications, Inc., "A"*                                                        51,420                    1,364,173
Viacom, Inc., "B"                                                                           66,270                    2,187,573
Walt Disney Co.                                                                             43,400                    1,047,242
XM Satellite Radio Holdings, Inc., "A"^*                                                     7,000                      251,370
                                                                                                                   ------------
                                                                                                                   $ 12,539,590
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 1.6%
Chicago Mercantile Exchange Holdings, Inc.^                                                  9,100                 $  3,069,430
Goldman Sachs Group, Inc.                                                                   19,420                    2,361,084
Legg Mason, Inc.                                                                             1,800                      197,442
Lehman Brothers Holdings, Inc.                                                               5,300                      617,344
Merrill Lynch & Co., Inc.                                                                   22,630                    1,388,351
                                                                                                                   ------------
                                                                                                                   $  7,633,651
                                                                                                                   ------------
BUSINESS SERVICES - 2.9%
Accenture Ltd., "A"                                                                        131,330                 $  3,343,662
Amdocs Ltd.*                                                                               208,210                    5,773,663
Cintas Corp.^                                                                               39,920                    1,638,716
Fiserv, Inc.*                                                                               22,000                    1,009,140
Getty Images, Inc.^*                                                                        10,490                      902,560
Infosys Technologies Ltd., ADR^                                                             22,260                    1,653,473
                                                                                                                   ------------
                                                                                                                   $ 14,321,214
                                                                                                                   ------------
CHEMICALS - 0.8%
3M Co.                                                                                      46,300                 $  3,396,568
Monsanto Co.                                                                                 5,960                      373,990
                                                                                                                   ------------
                                                                                                                   $  3,770,558
                                                                                                                   ------------
COMPUTER SOFTWARE - 7.6%
Adobe Systems, Inc.                                                                        104,600                 $  3,122,310
Check Point Software Technologies Ltd.*                                                     28,080                      682,906
Macromedia, Inc.*                                                                           12,700                      516,509
Mercury Interactive Corp.*                                                                  23,690                      938,124
Microsoft Corp.                                                                            546,094                   14,050,999
NAVTEQ Corp.^*                                                                               9,800                      489,510
Oracle Corp.*                                                                              721,070                    8,934,057
Symantec Corp.*                                                                            369,293                    8,368,179
                                                                                                                   ------------
                                                                                                                   $ 37,102,594
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
Apple Computer, Inc.*                                                                       63,100                 $  3,382,791
CDW Corp.                                                                                   28,900                    1,702,788
Dell, Inc.*                                                                                253,144                    8,657,525
International Business Machines Corp.                                                        9,500                      762,090
LG Philips LCD Co. Ltd., ADR^*                                                              61,240                    1,259,094
                                                                                                                   ------------
                                                                                                                   $ 15,764,288
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 3.2%
Apollo Group, Inc., "A"*                                                                    54,900                 $  3,644,811
Colgate-Palmolive Co.                                                                       69,600                    3,674,184
Gillette Co.                                                                                39,510                    2,299,482
Procter & Gamble Co.                                                                        84,530                    5,026,154
Reckitt Benckiser PLC                                                                       33,790                    1,028,950
                                                                                                                   ------------
                                                                                                                   $ 15,673,581
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 3.1%
Cooper Industries Ltd., "A"^                                                                10,270                 $    710,068
Danaher Corp.^                                                                               9,200                      495,236
General Electric Co.                                                                       249,596                    8,403,897
Tyco International Ltd.                                                                    206,080                    5,739,328
                                                                                                                   ------------
                                                                                                                   $ 15,348,529
                                                                                                                   ------------
ELECTRONICS - 6.5%
Amphenol Corp., "A"                                                                         15,820                 $    638,179
Analog Devices, Inc.                                                                        86,110                    3,198,125
Applied Materials, Inc.                                                                     28,400                      481,664
AU Optronics Corp., ADR^                                                                    50,463                      654,000
Intel Corp.                                                                                252,000                    6,211,800
KLA-Tencor Corp.^                                                                           23,750                    1,158,050
Marvell Technology Group Ltd.*                                                               5,360                      247,150
PMC-Sierra, Inc.^*                                                                         119,000                    1,048,390
Samsung Electronics Co. Ltd.                                                                 5,360                    3,020,297
Samsung Electronics Co. Ltd., GDR                                                           11,150                    3,172,175
SanDisk Corp.^*                                                                             51,300                    2,475,225
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                           163,144                    1,341,044
Texas Instruments, Inc.                                                                     97,710                    3,312,369
Xilinx, Inc.                                                                               184,670                    5,143,060
                                                                                                                   ------------
                                                                                                                   $ 32,101,528
                                                                                                                   ------------
ENERGY - INDEPENDENT - 0.4%
Arch Coal, Inc.^                                                                             7,100                 $    479,250
EOG Resources, Inc.                                                                         15,700                    1,175,930
Massey Energy Co. ^                                                                          9,000                      459,630
                                                                                                                   ------------
                                                                                                                   $  2,114,810
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.7%
Amerada Hess Corp.                                                                          18,300                 $  2,516,250
ConocoPhillips                                                                              12,600                      880,866
                                                                                                                   ------------
                                                                                                                   $  3,397,116
                                                                                                                   ------------
FOOD & DRUG STORES - 1.1%
CVS Corp.                                                                                  161,940                 $  4,697,879
Walgreen Co.                                                                                14,400                      625,680
                                                                                                                   ------------
                                                                                                                   $  5,323,559
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.1%
Cadbury Schweppes PLC                                                                       84,500                 $    852,249
Coca-Cola Co.                                                                               29,000                    1,252,510
Kellogg Co.                                                                                 71,000                    3,275,230
Nestle S.A                                                                                   3,812                    1,116,282
PepsiCo, Inc.                                                                              153,700                    8,716,327
                                                                                                                   ------------
                                                                                                                   $ 15,212,598
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0%
Votorantim Celulose e Papel S.A., ADR^                                                       8,500                 $    113,900
                                                                                                                   ------------
FURNITURE & APPLIANCES - 0.7%
Harman International Industries, Inc.^                                                      35,700                 $  3,651,039
                                                                                                                   ------------
GAMING & LODGING - 1.3%
Carnival Corp.                                                                              93,660                 $  4,681,127
Hilton Group PLC                                                                           151,300                      839,022
Royal Caribbean Cruises Ltd.^                                                               14,110                      609,552
                                                                                                                   ------------
                                                                                                                   $  6,129,701
                                                                                                                   ------------
GENERAL MERCHANDISE - 4.0%
Family Dollar Stores, Inc.                                                                  38,870                 $    772,347
Kohl's Corp.*                                                                               98,930                    4,964,307
Target Corp.                                                                               102,840                    5,340,481
Wal-Mart Stores, Inc.                                                                      200,290                    8,776,708
                                                                                                                   ------------
                                                                                                                   $ 19,853,843
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
UnitedHealth Group, Inc.                                                                    41,600                 $  2,337,920
WellPoint, Inc.*                                                                            44,800                    3,396,736
                                                                                                                   ------------
                                                                                                                   $  5,734,656
                                                                                                                   ------------
INSURANCE - 1.5%
American International Group, Inc.                                                         100,420                 $  6,222,023
St. Paul Travelers Cos., Inc.                                                               29,200                    1,310,204
                                                                                                                   ------------
                                                                                                                   $  7,532,227
                                                                                                                   ------------
INTERNET - 2.1%
eBay, Inc.*                                                                                 45,890                 $  1,890,668
Expedia, Inc.^*                                                                             50,675                    1,003,872
Google, Inc., "A"*                                                                           9,200                    2,911,432
Yahoo!, Inc.*                                                                              140,100                    4,740,984
                                                                                                                   ------------
                                                                                                                   $ 10,546,956
                                                                                                                   ------------
LEISURE & TOYS - 1.5%
Activision, Inc.*                                                                           21,043                 $    430,329
Electronic Arts, Inc.*                                                                     119,970                    6,825,093
                                                                                                                   ------------
                                                                                                                   $  7,255,422
                                                                                                                   ------------
MACHINERY & TOOLS - 0.8%
Caterpillar, Inc.                                                                           33,520                 $  1,969,300
Illinois Tool Works, Inc.                                                                   25,210                    2,075,539
                                                                                                                   ------------
                                                                                                                   $  4,044,839
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
Cardinal Health, Inc.^                                                                      33,100                 $  2,099,864
Caremark Rx, Inc.*                                                                          42,710                    2,132,510
Cerner Corp.^*                                                                               3,500                      304,255
Community Health Systems, Inc.^*                                                            29,700                    1,152,657
HCA, Inc.^                                                                                  21,940                    1,051,365
                                                                                                                   ------------
                                                                                                                   $  6,740,651
                                                                                                                   ------------
MEDICAL EQUIPMENT - 5.0%
Alcon, Inc.                                                                                 24,100                 $  3,081,908
Boston Scientific Corp.*                                                                    24,400                      570,222
DENTSPLY International, Inc.                                                                19,100                    1,031,782
Fisher Scientific International, Inc.^*                                                     55,110                    3,419,576
Medtronic, Inc.                                                                            130,360                    6,989,903
St. Jude Medical, Inc.*                                                                     94,440                    4,419,792
Varian Medical Systems, Inc.*                                                               15,700                      620,307
Waters Corp.*                                                                               35,490                    1,476,384
Zimmer Holdings, Inc.*                                                                      39,640                    2,730,800
                                                                                                                   ------------
                                                                                                                   $ 24,340,674
                                                                                                                   ------------
METALS & MINING - 0.2%
BHP Billiton Ltd., ADR^                                                                      7,700                 $    263,186
Companhia Vale do Rio Doce, ADR                                                             17,490                      767,111
                                                                                                                   ------------
                                                                                                                   $  1,030,297
                                                                                                                   ------------
NETWORK & TELECOM - 7.1%
Cisco Systems, Inc.*                                                                       880,277                 $ 15,783,367
Comverse Technology, Inc.*                                                                  30,190                      793,091
Corning, Inc.*                                                                             280,930                    5,430,377
Motorola, Inc.                                                                              42,000                      927,780
Nokia Corp., ADR                                                                            29,200                      493,772
Nokia Oyj                                                                                   24,100                      403,884
QUALCOMM, Inc.                                                                             246,200                   11,017,450
                                                                                                                   ------------
                                                                                                                   $ 34,849,721
                                                                                                                   ------------
OIL SERVICES - 1.7%
BJ Services Co.                                                                             17,200                 $    619,028
GlobalSantaFe Corp.                                                                         33,580                    1,531,920
Halliburton Co.                                                                             54,010                    3,700,765
National Oilwell Varco, Inc.^*                                                               2,300                      151,340
Noble Corp.                                                                                 27,210                    1,862,797
Smith International, Inc.                                                                   17,700                      589,587
                                                                                                                   ------------
                                                                                                                   $  8,455,437
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
EMC Corp.*                                                                                 584,090                 $  7,558,125
Lexmark International, Inc., "A"^*                                                          15,550                      949,328
Network Appliance, Inc.*                                                                    49,350                    1,171,569
                                                                                                                   ------------
                                                                                                                   $  9,679,022
                                                                                                                   ------------
PHARMACEUTICALS - 11.6%
Abbott Laboratories                                                                        119,670                 $  5,074,008
Allergan, Inc.                                                                              10,800                      989,496
Eli Lilly & Co.                                                                            160,020                    8,564,270
Johnson & Johnson                                                                          252,860                   16,000,981
Roche Holdings AG                                                                           46,050                    6,397,365
Sanofi-Aventis^                                                                             12,600                    1,041,406
Teva Pharmaceutical Industries Ltd., ADR                                                   164,100                    5,484,222
Wyeth                                                                                      286,750                   13,267,923
                                                                                                                   ------------
                                                                                                                   $ 56,819,671
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.1%
McGraw-Hill Cos., Inc.                                                                       7,640                 $    367,026
                                                                                                                   ------------
RAILROAD & SHIPPING - 0%
Norfolk Southern Corp.                                                                       5,400                 $    219,024
                                                                                                                   ------------
RESTAURANTS - 0.2%
ARAMARK Corp., "B"                                                                           3,600                 $     96,156
Cheesecake Factory, Inc.^*                                                                   3,000                       93,720
Outback Steakhouse, Inc.^                                                                   12,320                      450,912
P. F. Chang's China Bistro, Inc.*                                                            6,300                      282,429
                                                                                                                   ------------
                                                                                                                   $    923,217
                                                                                                                   ------------
SPECIAL PRODUCTS & SERVICES - 0.4%
SPDR Trust Series I^                                                                        15,100                 $  1,857,904
                                                                                                                   ------------
SPECIALTY CHEMICALS - 0.8%
Praxair, Inc.                                                                               79,300                 $  3,800,849
                                                                                                                   ------------
SPECIALTY STORES - 3.2%
Bed Bath & Beyond, Inc.*                                                                    17,870                      718,017
CarMax, Inc.^*                                                                              24,280                      759,236
Home Depot, Inc.                                                                            46,020                    1,755,203
Lowe's Cos., Inc.                                                                           77,410                    4,985,204
PETsMART, Inc.                                                                             150,200                    3,271,356
Staples, Inc.                                                                              133,200                    2,839,824
TJX Cos., Inc.^                                                                             62,370                 $  1,277,338
                                                                                                                   ------------
                                                                                                                   $ 15,606,178
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
America Movil S.A. de C. V., ADR, "L"                                                      132,630                 $  3,490,822
                                                                                                                   ------------
TELEPHONE SERVICES - 0.4%
Sprint Nextel Corp.                                                                         76,540                 $  1,820,121
                                                                                                                   ------------
TRUCKING - 1.3%
FedEx Corp.                                                                                 59,530                 $  5,186,849
United Parcel Service, Inc., "B"                                                            19,220                    1,328,679
                                                                                                                   ------------
                                                                                                                   $  6,515,528
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 0.1%
AES Corp.*                                                                                  16,300                 $    267,809
                                                                                                                   ------------
Total Stocks                                                                                                       $479,194,571
                                                                                                                   ------------
ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 2.3%
General Electric Capital Corp., 3.85%, due 10/03/05 <                                 $ 11,115,000                 $ 11,112,623

ISSUER                                                                                      SHARES                        VALUE

COLLATERAL FOR SECURITIES LOANED - 5.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        26,202,693                 $ 26,202,693
                                                                                                                   ------------
Total Investments ~                                                                                                $516,509,887
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (5.2)%                                                                             (25,551,929)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $490,957,958
                                                                                                                   ------------

     * Non-income producing security.
     ^ All or a portion of this security is on loan.
     ~ As of September 30, 2005, the fund had one security representing $2,738,752 and 0.6 % of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     < The rate shown represents an annualized yield at time of purchase.
       ADR = American Depository Receipt.
       GDR = Global Depository Receipt.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS GROWTH STOCK SERIES SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $517,465,086
                                                                  ============
Gross unrealized appreciation                                     $ 33,342,341
Gross unrealized depreciation                                      (34,297,540)
                                                                  ------------
      Net unrealized depreciation                                 $   (955,199)
                                                                  ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        New Discovery Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - New Discovery Series

ISSUER                                                                                      SHARES                        VALUE

STOCKS - 97.6%

APPAREL MANUFACTURERS - 0.5%
Maidenform Brands, Inc.*                                                                   102,940               $    1,415,425
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 4.9%
BankUnited Financial Corp., "A"^                                                            71,640               $    1,638,407
Collegiate Funding Services, Inc.*                                                          99,850                    1,478,779
Intervest Bancshares Corp.*                                                                 20,880                      458,316
Investors Financial Services Corp.^                                                         78,490                    2,582,321
MetroCorp Bancshares, Inc.                                                                  18,320                      428,688
Nelnet, Inc., "A"^*                                                                         21,400                      813,414
New York Community Bancorp, Inc.^                                                           51,200                      839,680
Signature Bank*                                                                            133,730                    3,609,373
Sterling Bancshares, Inc.                                                                  178,330                    2,623,234
                                                                                                                 --------------
                                                                                                                 $   14,472,212
                                                                                                                 --------------
BIOTECHNOLOGY - 2.8%
Advanced Life Sciences Holdings*                                                            93,600               $      465,192
Applera Corp.*                                                                             126,460                    1,533,960
CV Therapeutics, Inc.^*                                                                     30,040                      803,570
Encysive Pharmaceuticals, Inc.^*                                                            94,130                    1,108,851
Gen-Probe, Inc.*                                                                            59,970                    2,965,517
Keryx Biopharmaceuticals, Inc.*                                                             45,620                      718,971
Vertex Pharmaceuticals, Inc.^*                                                              36,910                      824,938
                                                                                                                 --------------
                                                                                                                 $    8,420,999
                                                                                                                 --------------
BROADCAST & CABLE TV - 0.5%
ADVO, Inc.                                                                                  43,660               $    1,366,121
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 0.8%
Affiliated Managers Group, Inc.^*                                                           15,920               $    1,152,926
MarketAxess Holdings, Inc.^*                                                               100,150                    1,362,040
                                                                                                                 --------------
                                                                                                                 $    2,514,966
                                                                                                                 --------------
BUSINESS SERVICES - 10.4%
Bright Horizons Family Solutions, Inc.^*                                                    55,000               $    2,112,000
Corporate Executive Board Co.                                                               32,740                    2,553,065
CoStar Group, Inc.^*                                                                        64,420                    3,009,702
Euronet Worldwide, Inc.^*                                                                   78,700                    2,328,733
Getty Images, Inc.^*                                                                        18,320                    1,576,253
Harris Interactive, Inc.^*                                                                 546,790                    2,334,793
Heartland Payment Systems, Inc.*                                                            76,040                    1,814,314
Hewitt Associates, Inc., "A"^*                                                              84,960                    2,317,709
SIRVA, Inc.*                                                                               293,520                    2,189,659
Stamps.com, Inc.^*                                                                          38,830                      668,264
Ultimate Software Group, Inc.^*                                                            175,080                    3,224,974
Universal Technical Institute, Inc.^*                                                      116,450                    4,146,784
Wright Express Corp.*                                                                      125,140                    2,701,773
                                                                                                                 --------------
                                                                                                                 $   30,978,023
                                                                                                                 --------------
CHEMICALS - 1.2%
Nalco Holding Co.*                                                                         131,290               $    2,214,862
UAP Holding Corp.                                                                           71,360                    1,291,616
                                                                                                                 --------------
                                                                                                                 $    3,506,478
                                                                                                                 --------------
COMPUTER SOFTWARE - 8.1%
Kronos, Inc.^*                                                                              52,960               $    2,364,134
MicroStrategy, Inc., "A"^*                                                                  65,500                    4,603,995
NAVTEQ Corp.^*                                                                              53,850                    2,689,807
Open Solutions, Inc.^*                                                                     168,560                    3,677,979
Opsware, Inc.^*                                                                            711,500                    3,692,685
TIBCO Software, Inc.^*                                                                     827,450                    6,917,482
                                                                                                                 --------------
                                                                                                                 $   23,946,082
                                                                                                                 --------------
Computer Software - Systems - 1.1%
National Instruments Corp.^                                                                131,590               $    3,242,378
                                                                                                                 --------------
Construction - 1.1%
BlueLinx Holdings, Inc.^                                                                   169,320               $    2,275,661
Trex Co., Inc.^*                                                                            46,070                    1,105,680
                                                                                                                 --------------
                                                                                                                 $    3,381,341
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 2.8%
ITT Educational Services, Inc.*                                                             45,900               $    2,265,165
PlanetOut, Inc.*                                                                            74,760                      630,974
Strayer Education, Inc.^                                                                    56,490                    5,339,435
                                                                                                                 --------------
                                                                                                                 $    8,235,574
                                                                                                                 --------------
CONTAINERS - 0.6%
Sealed Air Corp.^*                                                                          35,900               $    1,703,814
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 2.7%
Dionex Corp.^*                                                                              51,060               $    2,770,005
MSC Industrial Direct Co., Inc., "A"                                                       158,490                    5,257,113
                                                                                                                 --------------
                                                                                                                 $    8,027,118
                                                                                                                 --------------
ELECTRONICS - 8.4%
American Superconductor Corp.^*                                                            162,580               $    1,682,703
Amphenol Corp., "A"                                                                         34,410                    1,388,099
Applied Films Corp.*                                                                       205,520                    4,315,920
ARM Holdings PLC                                                                         1,100,500                    2,280,035
DSP Group, Inc.*                                                                           145,160                    3,724,806
Entegris, Inc.*                                                                            218,067                    2,464,157
FormFactor, Inc.^*                                                                         100,160                    2,285,651
PMC-Sierra, Inc.^*                                                                         365,920                    3,223,755
SanDisk Corp.^*                                                                             72,000                    3,474,000
                                                                                                                 --------------
                                                                                                                 $   24,839,126
                                                                                                                 --------------
ENGINEERING - CONSTRUCTION - 2.3%
InfraSource Services, Inc.^*                                                               242,220               $    3,524,301
Quanta Services, Inc.^*                                                                    263,100                    3,357,156
                                                                                                                 --------------
                                                                                                                 $    6,881,457
                                                                                                                 --------------
ENTERTAINMENT - 0.9%
DreamWorks Animation, Inc., "A"^*                                                           95,680               $    2,646,509
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.2%
Diamond Foods, Inc.*                                                                       108,970               $    1,863,387
Reddy Ice Holdings, Inc.                                                                    76,800                    1,575,168
                                                                                                                 --------------
                                                                                                                 $    3,438,555
                                                                                                                 --------------
FURNITURE & APPLIANCES - 0.9%
Tempur-Pedic International, Inc.^*                                                         215,180               $    2,547,731
                                                                                                                 --------------
GENERAL MERCHANDISE - 0.3%
99 Cents Only Stores^*                                                                      99,230               $      917,877
                                                                                                                 --------------
INSURANCE - 0.2%
Republic Cos. Group, Inc.^                                                                  55,860               $      707,188
                                                                                                                 --------------
LEISURE & TOYS - 4.3%
Activision, Inc.*                                                                          236,306               $    4,832,458
Take-Two Interactive Software, Inc.^*                                                       76,240                    1,684,142
THQ, Inc.^*                                                                                222,570                    4,745,192
Ubisoft Entertainment S.A.*                                                                 29,300                    1,528,390
                                                                                                                 --------------
                                                                                                                 $   12,790,182
                                                                                                                 --------------
MACHINERY & TOOLS - 2.2%
Cognex Corp.^                                                                              218,910               $    6,582,624
                                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
Allion Healthcare, Inc.*                                                                   128,790               $    2,319,508
Healthcare Services Group, Inc.^                                                            93,400                    1,797,950
                                                                                                                 --------------
                                                                                                                 $    4,117,458
                                                                                                                 --------------
MEDICAL EQUIPMENT - 17.8%
Adams Respiratory Therapeutics, Inc.^*                                                      41,390               $    1,336,483
Adeza Biomedical Corp.*                                                                     57,260                      996,897
Align Technology, Inc.^*                                                                   203,840                    1,369,805
Aspect Medical Systems, Inc.^*                                                             249,860                    7,403,352
Atricure, Inc.*                                                                            136,310                    1,894,709
Conceptus, Inc.^*                                                                          351,220                    4,074,152
Cyberonics, Inc.^*                                                                          62,050                    1,851,572
Cytyc Corp.^*                                                                              200,386                    5,380,364
DJ Orthopedics, Inc.^*                                                                      70,630                    2,044,032
Fisher Scientific International, Inc.^*                                                     27,870                    1,729,334
IDEXX Laboratories, Inc.^*                                                                  56,583                    3,784,271
Immucor, Inc.*                                                                              45,600                    1,251,264
Merit Medical Systems, Inc.*                                                               160,900                    2,854,366
Millipore Corp.*                                                                            59,260                    3,726,861
MWI Veterinary Supply, Inc.*                                                               111,770                    2,229,812
NeuroMetrix, Inc.^*                                                                         93,480                    2,782,900
ResMed, Inc.*                                                                               23,070                    1,837,525
Thoratec Corp.^*                                                                           250,140                    4,442,486
Ventana Medical Systems, Inc.^*                                                             45,240                    1,722,287
                                                                                                                 --------------
                                                                                                                 $   52,712,472
                                                                                                                 --------------
METALS & MINING - 0.8%
Aber Diamond Corp.                                                                          63,650               $    2,331,500
                                                                                                                 --------------
NETWORK & TELECOM - 1.2%
Foundry Networks, Inc.^*                                                                   164,400               $    2,087,880
NeuStar, Inc., "A"^*                                                                        46,230                    1,478,898
                                                                                                                 --------------
                                                                                                                 $    3,566,778
                                                                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 1.5%
ScanSoft, Inc.^*                                                                           545,468               $    2,907,344
Zebra Technologies Corp., "A"^*                                                             38,380                    1,500,274
                                                                                                                 --------------
                                                                                                                 $    4,407,618
                                                                                                                 --------------
PHARMACEUTICALS - 3.7%
Auxilium Pharmaceuticals, Inc.*                                                            188,670               $      939,577
Endo Pharmaceuticals Holdings, Inc.^*                                                       63,010                    1,680,477
Inspire Pharmaceuticals, Inc.^*                                                            111,860                      850,136
Medicis Pharmaceutical Corp., "A"^                                                         188,380                    6,133,653
PRA International*                                                                          41,770                    1,266,049
                                                                                                                 --------------
                                                                                                                 $   10,869,892
                                                                                                                 --------------
REAL ESTATE - 0.5%
CB Richard Ellis Group, Inc., "A"*                                                          29,780               $    1,465,176
                                                                                                                 --------------
RESTAURANTS - 4.3%
CEC Entertainment, Inc.*                                                                    54,000               $    1,715,040
Cheesecake Factory, Inc.*                                                                   81,800                    2,555,432
Dave & Buster's, Inc.^*                                                                     37,000                      493,950
P.F. Chang's China Bistro, Inc.^*                                                           96,040                    4,305,473
Red Robin Gourmet Burgers, Inc.^*                                                           82,750                    3,793,260
                                                                                                                 --------------
                                                                                                                 $   12,863,155
                                                                                                                 --------------
SPECIALTY STORES - 8.2%
A.C. Moore Arts & Crafts, Inc.^*                                                           209,040               $    4,009,387
Aeropostale, Inc.^*                                                                        140,700                    2,989,875
Audible, Inc.^*                                                                             82,420                    1,012,942
Build-A-Bear Workshop, Inc.^*                                                               68,000                    1,516,400
CarMax, Inc.^*                                                                              54,990                    1,719,537
Celebrate Express, Inc.*                                                                    30,810                      431,032
Citi Trends, Inc.*                                                                          76,650                    1,673,270
Dick's Sporting Goods, Inc.^*                                                               59,300                    1,785,523
Hibbett Sporting Goods, Inc.*                                                               32,250                      717,563
Hot Topic, Inc.^*                                                                          109,700                    1,684,992
Monro Muffler Brake, Inc.^                                                                  17,700                      464,979
Restoration Hardware, Inc.^*                                                               137,200                      867,104
Sharper Image Corp.^*                                                                      106,600                    1,343,160
Tuesday Morning Corp.^                                                                     119,060                    3,080,082
West Marine, Inc.^*                                                                         80,030                    1,182,843
                                                                                                                 --------------
                                                                                                                 $   24,478,689
                                                                                                                 --------------
Total Stocks                                                                                                     $  289,374,518
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LOANED - 23.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                        70,236,165               $   70,236,165

ISSUER                                                                                  PAR AMOUNT                        VALUE
SHORT-TERM OBLIGATION - 1.9%
New Center Asset Trust, 3.88%, due 10/03/05 <                                         $  5,707,000               $    5,705,770
                                                                                                                 --------------

Total Investments                                                                                                $  365,316,453
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (23.2)%                                                                            (68,883,622)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $  296,432,831
                                                                                                                 --------------

< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.
^ All or a portion of this security is on loan.

MFS/SUN LIFE SERIES TRUST - NEW DISCOVERY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $344,380,493
                                                                ============
Gross unrealized appreciation                                   $ 35,206,737
Gross unrealized depreciation                                    (14,270,777)
                                                                ------------
      Net unrealized appreciation                               $ 20,935,960
                                                                ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Core Equity Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Core Equity Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 99.3%

AEROSPACE - 2.6%
ITT Industries, Inc.                                                                         4,280               $      486,208
KVH Industries, Inc.^*                                                                      19,740                      192,465
Lockheed Martin Corp.                                                                        8,990                      548,750
United Technologies Corp.                                                                   21,460                    1,112,486
                                                                                                                 --------------
                                                                                                                 $    2,339,909
                                                                                                                 --------------
APPAREL MANUFACTURERS - 0.4%
Columbia Sportswear Co.^*                                                                    7,560               $      350,784
                                                                                                                 --------------
AUTOMOTIVE - 0.7%
Harley-Davidson, Inc.                                                                        5,910               $      286,280
Magna International, Inc., "A"                                                               4,580                      342,859
                                                                                                                 --------------
                                                                                                                 $      629,139
                                                                                                                 --------------
BANKS & CREDIT COMPANIES - 11.3%
Bank of America Corp.                                                                       58,788               $    2,474,975
Countrywide Financial Corp.                                                                 38,770                    1,278,635
J.P. Morgan Chase & Co.                                                                     37,446                    1,270,543
North Fork Bancorporation, Inc.                                                             44,640                    1,138,320
PNC Financial Services Group, Inc.                                                          16,560                      960,811
SLM Corp.                                                                                   31,670                    1,698,779
SunTrust Banks, Inc.                                                                        11,860                      823,677
Washington Mutual, Inc.                                                                     15,930                      624,775
                                                                                                                 --------------
                                                                                                                 $   10,270,515
                                                                                                                 --------------
BIOTECHNOLOGY - 1.9%
Amgen, Inc.*                                                                                 6,510               $      518,652
Gilead Sciences, Inc.*                                                                       9,540                      465,170
MedImmune, Inc.*                                                                            10,890                      366,448
Neurochem, Inc.*                                                                            28,080                      358,020
                                                                                                                 --------------
                                                                                                                 $    1,708,290
                                                                                                                 --------------
BROADCAST & CABLE TV - 3.1%
Comcast Corp., "A"*                                                                          6,520               $      191,558
Interpublic Group of Cos., Inc.*                                                            52,270                      608,423
Univision Communications, Inc., "A"*                                                        11,500                      305,095
Viacom, Inc., "B"                                                                           19,650                      648,647
Walt Disney Co.                                                                             41,880                    1,010,564
                                                                                                                 --------------
                                                                                                                 $    2,764,287
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 2.5%
Affiliated Managers Group, Inc.^*                                                            2,650               $      191,913
Franklin Resources, Inc.                                                                     2,000                      167,920
Goldman Sachs Group, Inc.                                                                    6,610                      803,644
Legg Mason, Inc.                                                                             5,810                      637,299
MarketAxess Holdings, Inc.^*                                                                34,770                      472,872
                                                                                                                 --------------
                                                                                                                 $    2,273,648
                                                                                                                 --------------
BUSINESS SERVICES - 1.8%
Accenture Ltd., "A"                                                                         36,710               $      934,637
Getty Images, Inc.^*                                                                         2,560                      220,262
Hewitt Associates, Inc., "A"^*                                                               5,320                      145,130
SIRVA, Inc.^*                                                                               39,010                      291,015
                                                                                                                 --------------
                                                                                                                 $    1,591,044
                                                                                                                 --------------
CHEMICALS - 1.7%
E.I. du Pont de Nemours & Co.                                                               13,030               $      510,385
Monsanto Co.                                                                                17,090                    1,072,397
                                                                                                                 --------------
                                                                                                                 $    1,582,782
                                                                                                                 --------------
COMPUTER SOFTWARE - 3.3%
Adobe Systems, Inc.                                                                          3,380               $      100,893
MicroStrategy, Inc., "A"*                                                                   12,190                      856,835
Opsware, Inc.^*                                                                             39,150                      203,188
Oracle Corp.*                                                                               57,520                      712,673
Symantec Corp.*                                                                             27,520                      623,603
TIBCO Software, Inc.*                                                                       58,440                      488,558
                                                                                                                 --------------
                                                                                                                 $    2,985,750
                                                                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
Apple Computer, Inc.*                                                                        7,090               $      380,095
Dell, Inc.*                                                                                 45,960                    1,571,832
                                                                                                                 --------------
                                                                                                                 $    1,951,927
                                                                                                                 --------------
CONSTRUCTION - 0.4%
Masco Corp.                                                                                 12,670               $      388,716
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 2.9%
Gillette Co.                                                                                17,450               $    1,015,590
ITT Educational Services, Inc.*                                                              5,500                      271,425
Procter & Gamble Co.                                                                        23,290                    1,384,823
                                                                                                                 --------------
                                                                                                                 $    2,671,838
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 3.6%
American Standard Cos., Inc.                                                                 4,930               $      229,491
General Electric Co.                                                                        86,110                    2,899,324
Tyco International Ltd.                                                                      6,030                      167,936
                                                                                                                 --------------
                                                                                                                 $    3,296,751
                                                                                                                 --------------
ELECTRONICS - 3.5%
Analog Devices, Inc.                                                                        18,070               $      671,120
FormFactor, Inc.^*                                                                           8,700                      198,534
Intel Corp.                                                                                 36,680                      904,162
KLA-Tencor Corp.                                                                             4,740                      231,122
SanDisk Corp.*                                                                              15,630                      754,147
Xilinx, Inc.                                                                                14,060                      391,571
                                                                                                                 --------------
                                                                                                                 $    3,150,656
                                                                                                                 --------------
ENERGY - INDEPENDENT - 1.3%
Devon Energy Corp.                                                                           7,630               $      523,723
EOG Resources, Inc.                                                                          3,360                      251,664
Noble Energy, Inc.                                                                           9,550                      447,895
                                                                                                                 --------------
                                                                                                                 $    1,223,282
                                                                                                                 --------------
ENERGY - INTEGRATED - 6.8%
Amerada Hess Corp.                                                                          13,250               $    1,821,875
Chevron Corp.                                                                               31,550                    2,042,231
ConocoPhillips                                                                              18,210                    1,273,061
Exxon Mobil Corp.                                                                           16,666                    1,058,958
                                                                                                                 --------------
                                                                                                                 $    6,196,125
                                                                                                                 --------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                   22,090               $      640,831
Kroger Co.*                                                                                 11,450                      235,755
                                                                                                                 --------------
                                                                                                                 $      876,586
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.8%
Coca-Cola Co.                                                                               16,730               $      722,569
Diamond Foods, Inc.*                                                                           610                       10,431
PepsiCo, Inc.                                                                               31,587                    1,791,299
                                                                                                                 --------------
                                                                                                                 $    2,524,299
                                                                                                                 --------------
FOREST & PAPER PRODUCTS - 0.5%
Abitibi-Consolidated, Inc.                                                                 107,540               $      435,537
                                                                                                                 --------------
FURNITURE & APPLIANCES - 0.1%
Tempur-Pedic International, Inc.^*                                                          11,020               $      130,477
                                                                                                                 --------------
GAMING & LODGING - 0.8%
Carnival Corp.                                                                               6,980               $      348,860
Harrah's Entertainment, Inc.                                                                 1,620                      105,608
WMS Industries, Inc.^*                                                                      11,220                      315,619
                                                                                                                 --------------
                                                                                                                 $      770,087
                                                                                                                 --------------
GENERAL MERCHANDISE - 3.9%
Family Dollar Stores, Inc.                                                                  20,640               $      410,117
Kohl's Corp.*                                                                               25,640                    1,286,615
Target Corp.                                                                                21,320                    1,107,148
Wal-Mart Stores, Inc.                                                                       17,150                      751,513
                                                                                                                 --------------
                                                                                                                 $    3,555,393
                                                                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
CIGNA Corp.                                                                                  5,800               $      683,588
                                                                                                                 --------------
INSURANCE - 4.5%
Ace Ltd.                                                                                    19,740               $      929,162
Chubb Corp.                                                                                 10,300                      922,365
Conseco, Inc.*                                                                              11,090                      234,110
Genworth Financial, Inc., "A"                                                               17,290                      557,430
MetLife, Inc.                                                                               11,260                      561,086
St. Paul Travelers Cos., Inc.                                                               20,300                      910,861
                                                                                                                 --------------
                                                                                                                 $    4,115,014
                                                                                                                 --------------
INTERNET - 1.1%
Ariba, Inc.^*                                                                               55,650               $      317,205
Yahoo!, Inc.*                                                                               20,250                      685,260
                                                                                                                 --------------
                                                                                                                 $    1,002,465
                                                                                                                 --------------
LEISURE & TOYS - 0.2%
Electronic Arts, Inc.*                                                                       1,660               $       94,437
Hasbro, Inc.                                                                                 3,210                       63,076
Mattel, Inc.                                                                                 3,750                       62,550
                                                                                                                 --------------
                                                                                                                 $      220,063
                                                                                                                 --------------
MACHINERY & TOOLS - 0.7%
Caterpillar, Inc.                                                                            5,820               $      341,925
Illinois Tool Works, Inc.                                                                    4,050                      333,436
                                                                                                                 --------------
                                                                                                                 $      675,361
                                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
Allion Healthcare, Inc.^*                                                                    9,490               $      170,915
Emageon, Inc.^*                                                                             10,000                      135,600
Healthsouth Corp.*                                                                          66,200                      274,068
LifePoint Hospitals, Inc.*                                                                  12,120                      530,008
Tenet Healthcare Corp.*                                                                     58,590                      657,966
                                                                                                                 --------------
                                                                                                                 $    1,768,557
                                                                                                                 --------------
MEDICAL EQUIPMENT - 2.2%
Aspect Medical Systems, Inc.^*                                                               3,510               $      104,001
C.R. Bard, Inc.                                                                              8,020                      529,561
St. Jude Medical, Inc.*                                                                      8,870                      415,116
Varian Medical Systems, Inc.*                                                               11,830                      467,403
Zimmer Holdings, Inc.*                                                                       6,960                      479,474
                                                                                                                 --------------
                                                                                                                 $    1,995,555
                                                                                                                 --------------
METALS & MINING - 1.2%
Companhia Vale do Rio Doce, ADR                                                             25,840               $    1,133,342
                                                                                                                 --------------
NATURAL GAS - DISTRIBUTION - 0.6%
Sempra Energy                                                                               11,010               $      518,131
                                                                                                                 --------------
NETWORK & TELECOM - 2.8%
Cisco Systems, Inc.*                                                                        69,790               $    1,251,335
Corning, Inc.*                                                                              27,820                      537,761
QUALCOMM, Inc.                                                                              15,970                      714,657
                                                                                                                 --------------
                                                                                                                 $    2,503,753
                                                                                                                 --------------
OIL SERVICES - 1.7%
GlobalSantaFe Corp.                                                                          5,450               $      248,629
Halliburton Co.                                                                              8,340                      571,457
National Oilwell Varco, Inc.*                                                                5,390                      354,662
Transocean, Inc.*                                                                            5,750                      352,533
                                                                                                                 --------------
                                                                                                                 $    1,527,281
                                                                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 1.3%
EMC Corp.*                                                                                  61,700               $      798,398
Network Appliance, Inc.*                                                                    15,640                      371,294
                                                                                                                 --------------
                                                                                                                 $    1,169,692
                                                                                                                 --------------
PHARMACEUTICALS - 6.8%
Abbott Laboratories                                                                         21,470               $      910,328
Allergan, Inc.                                                                               7,160                      655,999
Eli Lilly & Co.                                                                             22,910                    1,226,143
Johnson & Johnson                                                                           18,700                    1,183,336
Wyeth                                                                                       46,280                    2,141,376
                                                                                                                 --------------
                                                                                                                 $    6,117,182
                                                                                                                 --------------
POLLUTION CONTROL - 0.2%
Waste Management, Inc.                                                                       4,910               $      140,475
                                                                                                                 --------------
PRINTING & PUBLISHING - 0.3%
Washington Post Co., "B"                                                                       360               $      288,900
                                                                                                                 --------------
RAILROAD & SHIPPING - 0.8%
Norfolk Southern Corp.                                                                      18,800               $      762,528
                                                                                                                 --------------
REAL ESTATE - 0.6%
Boston Properties, Inc.                                                                      7,120               $      504,808
                                                                                                                 --------------
RESTAURANTS - 0.8%
Outback Steakhouse, Inc.                                                                    10,670               $      390,522
Rare Hospitality International, Inc.*                                                       11,400                      292,980
                                                                                                                 --------------
                                                                                                                 $      683,502
                                                                                                                 --------------
SPECIALTY CHEMICALS - 1.4%
Lyondell Chemical Co.                                                                       21,200               $      606,744
Praxair, Inc.                                                                               14,170                      679,168
                                                                                                                 --------------
                                                                                                                 $    1,285,912
                                                                                                                 --------------
SPECIALTY STORES - 0.4%
PETsMART, Inc.                                                                               4,880               $      106,286
Restoration Hardware, Inc.^*                                                                33,940                      214,501
                                                                                                                 --------------
                                                                                                                 $      320,787
                                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Vodafone Group PLC, ADR                                                                     26,828               $      696,723
                                                                                                                 --------------
TELEPHONE SERVICES - 2.2%
CenturyTel, Inc.^                                                                            8,690               $      303,976
Sprint Nextel Corp.                                                                         55,220                    1,313,132
Syniverse Holdings, Inc.^*                                                                  22,060                      339,724
                                                                                                                 --------------
                                                                                                                 $    1,956,832
                                                                                                                 --------------
TOBACCO - 2.4%
Altria Group, Inc.                                                                          29,230               $    2,154,543
                                                                                                                 --------------
TRUCKING - 0.9%
CNF, Inc.                                                                                   15,620               $      820,050
                                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 3.5%
AES Corp.*                                                                                  30,300               $      497,829
CMS Energy Corp.*                                                                           26,210                      431,154
Constellation Energy Group, Inc.                                                             7,530                      463,848
Exelon Corp.                                                                                 4,930                      263,459
NRG Energy, Inc.*                                                                            7,980                      339,948
PG&E Corp.^                                                                                  9,160                      359,530
PPL Corp.                                                                                   11,710                      378,584
TXU Corp.                                                                                    4,110                      463,937
                                                                                                                 --------------
                                                                                                                 $    3,198,289
                                                                                                                 --------------
Total Stocks                                                                                                     $   89,911,155
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LOANED - 4.4%
Navigator Securities Lending Prime Portfolio at Net Asset Value                          3,964,589               $    3,964,589

ISSUER                                                                                  PAR AMOUNT                        VALUE
REPURCHASE AGREEMENT - 0.4% Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $387,123 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)                                       $    387,000               $      387,000
                                                                                                                 --------------
Total Investments                                                                                                $   94,262,744
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (4.1)%                                                                              (3,729,472)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $   90,533,272
                                                                                                                 --------------

* Non-income producing security.
^ All or a portion of this security is on loan.

Abbreviations:
ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CORE EQUITY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $84,112,943
                                                                   ===========
Gross unrealized appreciation                                      $12,318,091
Gross unrealized depreciation                                       (2,168,290)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $10,149,801
                                                                   ===========

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Research International Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Research International Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 98.9%

AIRLINES - 1.0%
easyJet Airline Co. Ltd.*                                                                  179,640                 $    924,910
Grupo Aeroportuario del Sureste S.A de C. V., ADR                                            9,910                      395,409
Thai Airways International Public Co. Ltd.                                                 390,000                      353,941
                                                                                                                   ------------
                                                                                                                   $  1,674,260
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 1.2%
Diageo PLC                                                                                 142,710                 $  2,050,811
                                                                                                                   ------------
APPAREL MANUFACTURERS - 1.1%
Burberry Group PLC                                                                         127,190                 $    968,836
LVMH Moet Hennessy Louis Vuitton S.A                                                        10,450                      861,821
                                                                                                                   ------------
                                                                                                                   $  1,830,657
                                                                                                                   ------------
AUTOMOTIVE - 2.9%
Continental AG                                                                              11,218                 $    921,113
PSA Peugeot Citroen S.A.^                                                                   18,340                    1,245,732
Toyota Motor Corp.^                                                                         62,300                    2,851,761
                                                                                                                   ------------
                                                                                                                   $  5,018,606
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 23.3%
Aiful Corp.                                                                                 25,700                 $  2,151,470
Akbank T. A. S                                                                             137,640                      915,554
Anglo Irish Bank Corp. PLC                                                                  70,886                      965,533
Banco Bilbao Vizcaya Argentaria S.A.^                                                      151,010                    2,648,731
BNP Paribas^                                                                                36,760                    2,795,200
Credit Agricole S.A.^                                                                       62,327                    1,828,281
DEPFA Bank PLC                                                                              39,100                      627,531
Erste Bank der Oesterreichischen Sparkassen AG                                              32,070                    1,715,678
Grupo Financiero Inbursa S.A. de C. V                                                      536,190                      928,500
Hana Bank                                                                                   50,530                    1,864,308
HSBC Holdings PLC                                                                          148,495                    2,401,014
Kookmin Bank                                                                                27,300                    1,608,960
Mitsubishi Tokyo Financial Group, Inc.^                                                        200                    2,623,239
ORIX Corp.^                                                                                  7,700                    1,389,525
OTP Bank Ltd., GDR                                                                          23,310                    1,843,821
Royal Bank of Scotland Group PLC                                                           104,350                    2,960,479
Shinsei Bank Ltd.                                                                          277,000                    1,743,442
Takefuji Corp.^                                                                             36,710                    2,859,890
UBS AG                                                                                      36,881                    3,134,564
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                            33,820                    1,778,932
UniCredito Italiano S. p. A.^                                                              303,010                    1,708,467
                                                                                                                   ------------
                                                                                                                   $ 40,493,119
                                                                                                                   ------------
BROADCAST & CABLE TV - 1.4%
Grupo Televisa S.A., ADR                                                                    34,840                 $  2,498,376
                                                                                                                   ------------
BUSINESS SERVICES - 0.2%
Impulsora del Desarrollo Economico de America Latina S.A. de C. V.*                        538,760                 $    357,673
                                                                                                                   ------------
CHEMICALS - 1.2%
Hanwha Chemical Corp.                                                                       60,740                 $    756,703
Syngenta AG                                                                                 12,872                    1,347,619
                                                                                                                   ------------
                                                                                                                   $  2,104,322
                                                                                                                   ------------
COMPUTER SOFTWARE - 0.3%
Business Objects S.A.*                                                                      14,710                 $    504,889
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
CapGemini S.A.*                                                                             11,770                 $    458,174
LG. Philips LCD Co. Ltd.*                                                                   10,030                      414,272
                                                                                                                   ------------
                                                                                                                   $    872,446
                                                                                                                   ------------
CONSTRUCTION - 1.1%
Consorcio ARA S.A. de C. V                                                                 166,200                 $    631,159
Italcementi S. p. A                                                                         38,520                      428,356
Italcementi S. p. A. - Ordinary^                                                            19,060                      298,340
Urbi Desarrollos Urbanos S.A. de C. V.*                                                     72,660                      539,789
                                                                                                                   ------------
                                                                                                                   $  1,897,644
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.3%
Natura Cosmeticos S.A                                                                       10,210                 $    408,676
Reckitt Benckiser PLC                                                                       59,470                    1,810,939
                                                                                                                   ------------
                                                                                                                   $  2,219,615
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.8%
Schneider Electric S.A.^                                                                    38,504                 $  3,041,222
                                                                                                                   ------------
ELECTRONICS - 5.5%
Nippon Electric Glass Co. Ltd.                                                              32,000                 $    576,056
Ricoh Co. Ltd.                                                                              88,000                    1,373,451
Royal Philips Electronics N. V                                                              76,040                    2,021,193
Samsung Electronics Co. Ltd.                                                                 9,830                    5,539,090
                                                                                                                   ------------
                                                                                                                   $  9,509,790
                                                                                                                   ------------
ENERGY - INDEPENDENT - 1.2%
Canadian Natural Resources Ltd.                                                              8,680                 $    392,439
CNOOC Ltd.                                                                               2,436,000                    1,758,595
                                                                                                                   ------------
                                                                                                                   $  2,151,034
                                                                                                                   ------------
ENERGY - INTEGRATED - 7.8%
BP PLC                                                                                     235,730                 $  2,799,407
LUKOIL, ADR                                                                                 33,150                    1,916,733
Petroleo Brasileiro S.A., ADR                                                               11,450                      818,561
Statoil A. S.A.^                                                                           101,480                    2,516,135
TOTAL S.A.^                                                                                 20,020                    5,465,855
                                                                                                                   ------------
                                                                                                                   $ 13,516,691
                                                                                                                   ------------
FOOD & DRUG STORES - 1.7%
Carrefour S.A                                                                               27,380                 $  1,260,034
Tesco PLC                                                                                  317,000                    1,729,950
                                                                                                                   ------------
                                                                                                                   $  2,989,984
                                                                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
China Mengniu Dairy Co. Ltd.                                                             1,705,000                 $  1,406,711
Nestle S.A                                                                                  14,179                    4,152,089
                                                                                                                   ------------
                                                                                                                   $  5,558,800
                                                                                                                   ------------
GAMING & LODGING - 1.1%
Hilton Group PLC                                                                           341,330                 $  1,892,817
                                                                                                                   ------------
INSURANCE - 2.8%
Aviva PLC                                                                                  216,179                 $  2,372,829
AXA^                                                                                        89,450                    2,456,141
                                                                                                                   ------------
                                                                                                                   $  4,828,970
                                                                                                                   ------------
LEISURE & TOYS - 0.6%
Nintendo Co. Ltd.                                                                            8,800                 $  1,025,634
                                                                                                                   ------------
MACHINERY & TOOLS - 5.7%
Fanuc Ltd.^                                                                                 21,500                 $  1,737,412
Hyundai Mobis                                                                               17,760                    1,458,584
Mitsui Mining & Smelting Co. Ltd.                                                          667,000                    3,869,305
Sandvik AB^                                                                                 56,640                    2,814,551
                                                                                                                   ------------
                                                                                                                   $  9,879,852
                                                                                                                   ------------
MEDICAL EQUIPMENT - 0.5%
Synthes, Inc.                                                                                8,000                 $    935,832

METALS & MINING - 4.4%
Aber Diamond Corp.                                                                          49,240                 $  1,802,187
Anglo American PLC                                                                          46,240                    1,377,901
BHP Billiton PLC                                                                            64,320                    1,038,855
Companhia Siderurgica Nacional S.A., ADR^                                                   29,940                      695,207
Companhia Vale do Rio Doce, ADR                                                             60,360                    2,647,390
                                                                                                                   ------------
                                                                                                                   $  7,561,540
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 1.4%
Gaz de France                                                                               25,530                 $    853,856
Tokyo Gas Co. Ltd.^                                                                        403,000                    1,635,414
                                                                                                                   ------------
                                                                                                                   $  2,489,270
                                                                                                                   ------------
NETWORK & TELECOM - 1.6%
Nokia Oyj                                                                                  133,500                 $  2,237,283
ZTE Corp.                                                                                  141,800                      461,571
                                                                                                                   ------------
                                                                                                                   $  2,698,854
                                                                                                                   ------------
OIL SERVICES - 0.3%
Tenaris S.A., ADR                                                                            2,010                 $    277,058
Vallourec S.A                                                                                  670                      326,620
                                                                                                                   ------------
                                                                                                                   $    603,678
                                                                                                                   ------------
PHARMACEUTICALS - 7.2%
Astellas Pharma, Inc.                                                                       39,700                 $  1,492,245
AstraZeneca PLC                                                                             52,080                    2,419,720
Chugai Pharmaceutical Co. Ltd.^                                                             81,700                    1,557,047
Roche Holdings AG                                                                           28,050                    3,896,766
Sanofi-Aventis^                                                                             38,080                    3,147,361
                                                                                                                   ------------
                                                                                                                   $ 12,513,139
                                                                                                                   ------------
PRINTING & PUBLISHING - 1.8%
Reed Elsevier PLC                                                                          111,140                 $  1,027,849
Yell Group PLC                                                                             248,810                    2,098,149
                                                                                                                   ------------
                                                                                                                   $  3,125,998
                                                                                                                   ------------
REAL ESTATE - 1.8%
Cyrela Brazil Realty S.A Empreendimentos e Participacoes                                    28,530                 $    236,093
Cyrela Brazil Realty S.A
Empreendimentos e Participacoes, GDR##                                                       1,510                      124,956
Hypo Real Estate Holding AG                                                                 25,530                    1,290,913
Leopalace21 Corp.^                                                                          50,500                    1,218,046
Macquarie Goodman Group                                                                    101,235                      327,507
                                                                                                                   ------------
                                                                                                                   $  3,197,515
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.9%
Asahi Glass Co. Ltd.^                                                                      144,000                 $  1,509,718
Kaneka Corp.^                                                                              143,000                    1,864,287
                                                                                                                   ------------
                                                                                                                   $  3,374,005
                                                                                                                   ------------
SPECIALTY STORES - 1.2%
Grupo Elektra S.A. de C. V                                                                  82,810                 $    621,652
NEXT PLC                                                                                    60,290                    1,479,783
                                                                                                                   ------------
                                                                                                                   $  2,101,435
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
Vodafone Group PLC                                                                       1,410,400                 $  3,668,157
                                                                                                                   ------------
TELEPHONE SERVICES - 4.4%
FastWeb S. p. A.^*                                                                          35,843                 $  1,603,396
Royal KPN N. V                                                                             168,040                    1,507,053
Singapore Telecommunications Ltd.                                                        1,021,000                    1,477,787
Telefonica S.A                                                                             184,969                    3,028,677
                                                                                                                   ------------
                                                                                                                   $  7,616,913
                                                                                                                   ------------
TOBACCO - 0.7%
Swedish Match AB^                                                                          106,280                 $  1,267,228
                                                                                                                   ------------
TRUCKING - 0.5%
TNT N. V                                                                                    34,570                 $    859,047
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 2.2%
Endesa S.A                                                                                  47,480                 $  1,271,182
Suez S.A.^                                                                                  91,091                    2,633,707
                                                                                                                   ------------
                                                                                                                   $  3,904,889
                                                                                                                   ------------
Total Stocks                                                                                                       $171,834,712
                                                                                                                   ------------
ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 2.1%
General Electric Capital Corp., 3.85%, due 10/03/05<                                  $  3,603,000                 $  3,602,229
                                                                                                                   ------------
ISSUER                                                                                      SHARES                        VALUE

COLLATERAL FOR SECURITIES LOANED - 21.1%
                                                                                                                   ------------
Navigator Securities Lending Prime Portfolio at Net Asset Value                         36,672,872                 $ 36,672,872
                                                                                                                   ------------
Total Investments~                                                                                                 $212,109,813
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (22.1)%                                                                            (38,420,943)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $173,688,870
                                                                                                                   ------------

    ## SEC Rule 144A restriction.
     * Non-income producing security.
     ~ As of September 30, 2005, the series had one security representing $124,956 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
    ^ All or a portion of this security is on loan.
    < The rate shown represents an annualized yield at time of purchase.

    Abbreviations:
    ADR = American Depository Receipt
    GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:


Country Weightings
----------------------------------------
Great Britain                      19.1%
----------------------------------------
Japan                              18.2%
----------------------------------------
France                             15.5%
----------------------------------------
Switzerland                         7.8%
----------------------------------------
South Korea                         6.7%
----------------------------------------
Spain                               4.0%
----------------------------------------
Brazil                              3.9%
----------------------------------------
Mexico                              3.4%
----------------------------------------
Netherlands                         2.5%
----------------------------------------
Other                              18.9%
----------------------------------------


See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH INTERNATIONAL SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $184,487,430
                                                                ============
Gross unrealized appreciation                                   $ 28,632,076
Gross unrealized depreciation                                     (1,009,693)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ 27,622,383
                                                                ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Strategic Growth Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Strategic Growth Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 97.8%

BANKS & CREDIT COMPANIES - 3.6%
American Express Co.                                                                        11,240               $      565,147
Ameriprise Financial, Inc. (S)(S)*                                                           2,248                       80,478
Citigroup, Inc.                                                                             25,200                    1,147,104
SLM Corp.                                                                                   20,000                    1,072,800
                                                                                                                 --------------
                                                                                                                 $    2,865,529
                                                                                                                 --------------
BIOTECHNOLOGY - 5.5%
Amgen, Inc.*                                                                                20,400               $    1,625,268
Genzyme Corp.*                                                                               9,570                      685,595
Gilead Sciences, Inc.*                                                                      27,530                    1,342,363
ImClone Systems, Inc.^*                                                                      7,410                      233,045
MedImmune, Inc.*                                                                            12,570                      422,981
                                                                                                                 --------------
                                                                                                                 $    4,309,252
                                                                                                                 --------------
BROADCAST & CABLE TV - 5.3%
Comcast Corp., "Special A"*                                                                 25,440               $      732,163
Grupo Televisa S.A., ADR                                                                     8,350                      598,778
News Corp., "A"                                                                             49,320                      768,899
Univision Communications, Inc., "A"*                                                        16,050                      425,807
Viacom, Inc., "B"                                                                           33,793                    1,115,507
Walt Disney Co.                                                                             21,930                      529,171
                                                                                                                 --------------
                                                                                                                 $    4,170,325
                                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 0.9%
Chicago Mercantile Exchange
Holdings, Inc.                                                                                 900               $      303,570
Merrill Lynch & Co., Inc.                                                                    6,360                      390,186
                                                                                                                 --------------
                                                                                                                 $      693,756
                                                                                                                 --------------
BUSINESS SERVICES - 4.0%
Accenture Ltd., "A"                                                                         15,560               $      396,158
Amdocs Ltd.*                                                                                27,040                      749,819
Cintas Corp.^                                                                               20,430                      838,651
Getty Images, Inc.^*                                                                         4,170                      358,787
Infosys Technologies Ltd., ADR^                                                             11,300                      839,364
                                                                                                                 --------------
                                                                                                                 $    3,182,779
                                                                                                                 --------------
COMPUTER SOFTWARE - 9.6%
Adobe Systems, Inc.                                                                         20,700               $      617,895
Check Point Software Technologies Ltd.*                                                     14,230                      346,074
Macromedia, Inc.*                                                                            6,500                      264,355
Mercury Interactive Corp.^*                                                                 12,240                      484,704
Microsoft Corp.                                                                            101,310                    2,606,706
Oracle Corp.*                                                                              149,180                    1,848,340
Symantec Corp.*                                                                             61,156                    1,385,795
                                                                                                                 --------------
                                                                                                                 $    7,553,869
                                                                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
Dell, Inc.*                                                                                 62,260               $    2,129,292
LG Philips LCD Co. Ltd., ADR^*                                                              31,320                      643,939
                                                                                                                 --------------
                                                                                                                 $    2,773,231
                                                                                                                 --------------
CONSUMER GOODS & SERVICES - 2.2%
Gillette Co.                                                                                 8,530               $      496,446
Procter & Gamble Co.                                                                        21,370                    1,270,660
                                                                                                                 --------------
                                                                                                                 $    1,767,106
                                                                                                                 --------------
ELECTRICAL EQUIPMENT - 2.0%
Cooper Industries Ltd., "A"                                                                  5,230               $      361,602
General Electric Co.                                                                        16,320                      549,494
Tyco International Ltd.                                                                     22,760                      633,866
                                                                                                                 --------------
                                                                                                                 $    1,544,962
                                                                                                                 --------------
ELECTRONICS - 9.8%
Analog Devices, Inc.                                                                        28,320               $    1,051,805
AU Optronics Corp., ADR^                                                                    25,723                      333,370
Intel Corp.                                                                                 53,100                    1,308,915
KLA-Tencor Corp.                                                                            12,280                      598,773
PMC-Sierra, Inc.^*                                                                          57,670                      508,073
Samsung Electronics Co. Ltd., GDR                                                            4,850                    1,379,825
SanDisk Corp.*                                                                               4,400                      212,300
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                            83,105                      683,123
Texas Instruments, Inc.                                                                     18,900                      640,710
Xilinx, Inc.                                                                                36,430                    1,014,576
                                                                                                                 --------------
                                                                                                                 $    7,731,470
                                                                                                                 --------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                   26,940               $      781,529
                                                                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.5%
PepsiCo, Inc.                                                                               21,410               $    1,214,161
                                                                                                                 --------------
FURNITURE & APPLIANCES - 1.1%
Harman International Industries, Inc.                                                        8,300               $      848,841
                                                                                                                 --------------
GAMING & LODGING - 1.2%
Carnival Corp.                                                                              12,790               $      639,244
Royal Caribbean Cruises Ltd.^                                                                7,150                      308,880
                                                                                                                 --------------
                                                                                                                 $      948,124
                                                                                                                 --------------
GENERAL MERCHANDISE - 4.3%
Kohl's Corp.*                                                                               19,530               $      980,015
Target Corp.                                                                                19,310                    1,002,768
Wal-Mart Stores, Inc.                                                                       32,960                    1,444,307
                                                                                                                 --------------
                                                                                                                 $    3,427,090
                                                                                                                 --------------
INSURANCE - 1.0%
American International Group, Inc.                                                          12,285               $      761,179
                                                                                                                 --------------
INTERNET - 2.4%
eBay, Inc.*                                                                                 18,970               $      781,564
Yahoo!, Inc.*                                                                               31,860                    1,078,142
                                                                                                                 --------------
                                                                                                                 $    1,859,706
                                                                                                                 --------------
LEISURE & TOYS - 2.0%
Activision, Inc.*                                                                           10,713               $      219,081
Electronic Arts, Inc.*                                                                      23,740                    1,350,569
                                                                                                                 --------------
                                                                                                                 $    1,569,650
                                                                                                                 --------------
MACHINERY & TOOLS - 0.4%
Illinois Tool Works, Inc.                                                                    3,500               $      288,155
                                                                                                                 --------------
MEDICAL EQUIPMENT - 4.7%
Alcon, Inc.                                                                                  6,700               $      856,796
DENTSPLY International, Inc.                                                                 3,800                      205,276
Fisher Scientific International, Inc.^*                                                      6,740                      418,217
Medtronic, Inc.                                                                             15,390                      825,212
St. Jude Medical, Inc.*                                                                     19,960                      934,128
Waters Corp.*                                                                               11,560                      480,896
                                                                                                                 --------------
                                                                                                                 $    3,720,525
                                                                                                                 --------------
NETWORK & TELECOM - 8.6%
Cisco Systems, Inc.*                                                                       169,540               $    3,039,852
Comverse Technology, Inc.*                                                                  15,440                      405,609
Corning, Inc.*                                                                              78,550                    1,518,371
QUALCOMM, Inc.                                                                              39,870                    1,784,183
                                                                                                                 --------------
                                                                                                                 $    6,748,015
                                                                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 3.0%
EMC Corp.*                                                                                 134,100               $    1,735,254
Network Appliance, Inc.*                                                                    25,150                      597,061
                                                                                                                 --------------
                                                                                                                 $    2,332,315
                                                                                                                 --------------
PHARMACEUTICALS - 12.9%
Abbott Laboratories                                                                         26,440               $    1,121,056
Eli Lilly & Co.                                                                             31,500                    1,685,880
Johnson & Johnson                                                                           42,770                    2,706,486
Roche Holdings AG                                                                            6,590                      915,497
Teva Pharmaceutical Industries Ltd., ADR                                                    27,000                      902,340
Wyeth                                                                                       62,075                    2,872,210
                                                                                                                 --------------
                                                                                                                 $   10,203,469
                                                                                                                 --------------
RESTAURANTS - 0.5%
Outback Steakhouse, Inc.                                                                     6,310               $      230,946
P.F. Chang's China Bistro, Inc.*                                                             3,300                      147,939
                                                                                                                 --------------
                                                                                                                 $      378,885
                                                                                                                 --------------
SPECIALTY STORES - 5.3%
Bed Bath & Beyond, Inc.*                                                                     8,930               $      358,807
Home Depot, Inc.                                                                            23,380                      891,713
Lowe's Cos., Inc.                                                                           12,440                      801,136
PETsMART, Inc.                                                                              31,520                      686,506
Staples, Inc.                                                                               38,750                      826,150
TJX Cos., Inc.                                                                              31,750                      650,240
                                                                                                                 --------------
                                                                                                                 $    4,214,552
                                                                                                                 --------------
TRUCKING - 1.5%
FedEx Corp.                                                                                  6,190               $      539,335
United Parcel Service, Inc., "B"                                                             9,730                      672,635
                                                                                                                 --------------
                                                                                                                 $    1,211,970
                                                                                                                 --------------
Total Stocks                                                                                                     $   77,100,445
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LOANED - 6.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                         4,812,670               $    4,812,670
                                                                                                                 --------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 2.5%
General Electric Capital Corp., 3.85%, due 10/03/05 <                                 $  2,004,000               $    2,003,571
                                                                                                                 --------------
Total Investments ~                                                                                              $   83,916,686
                                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (6.4)%                                                                              (5,077,349)
                                                                                                                 --------------
NET ASSETS - 100.0%                                                                                              $   78,839,337
                                                                                                                 --------------

     * Non-income producing security.
     ^ All or a portion of this security is on loan.
     < The rate shown represents an annualized yield at time of purchase.
(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ~ As of September 30, 2005, the series had one security representing $565,147 and 0.7% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $79,556,347
                                                                 ===========
Gross unrealized appreciation                                    $ 6,687,072
Gross unrealized depreciation                                     (2,326,733)
                                                                 -----------
      Net unrealized appreciation (depreciation)                 $ 4,360,339
                                                                 ===========

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Technology Series

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Technology Series


ISSUER                                                                                      SHARES                       $VALUE
STOCKS - 99.3%

BROADCAST & CABLE TV - 2.6%
XM Satellite Radio Holdings, Inc., "A"^*                                                    16,040                 $    575,996
                                                                                                                   ------------
BUSINESS SERVICES - 6.6%
Amdocs Ltd.*                                                                                30,180                 $    836,891
Getty Images, Inc.*                                                                          2,250                      193,590
Infosys Technologies Ltd., ADR^                                                              5,840                      433,795
                                                                                                                   ------------
                                                                                                                   $  1,464,276
                                                                                                                   ------------
COMPUTER SOFTWARE - 23.8%
Adobe Systems, Inc.                                                                         19,370                 $    578,194
Altiris, Inc.*                                                                              33,100                      506,099
Compuware Corp.*                                                                            29,920                      284,240
Mercury Interactive Corp.*                                                                   3,050                      120,780
MicroStrategy, Inc., "A"^*                                                                  10,970                      771,081
Opsware, Inc.^*                                                                            124,200                      644,598
Oracle Corp.*                                                                               67,670                      838,431
Symantec Corp.*                                                                             39,851                      903,024
TIBCO Software, Inc.*                                                                       73,650                      615,714
                                                                                                                   ------------
                                                                                                                   $  5,262,161
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 9.8%
Apple Computer, Inc.*                                                                       10,980                 $    588,638
Dell, Inc.*                                                                                 24,740                      846,108
LG. Philips LCD Co. Ltd.*                                                                   18,100                      747,590
                                                                                                                   ------------
                                                                                                                   $  2,182,336
                                                                                                                   ------------
ELECTRONICS - 18.1%
ARM Holdings PLC                                                                           100,300                 $    207,803
AU Optronics Corp., ADR                                                                     34,568                      448,001
Chartered Semiconductor
Manufacturing Ltd., ADR*                                                                    35,790                      244,088
Intel Corp.                                                                                 27,400                      675,410
KLA-Tencor Corp.                                                                             9,910                      483,212
Nippon Electric Glass Co. Ltd.                                                              15,000                      270,026
Samsung Electronics Co. Ltd., GDR                                                            3,660                    1,041,270
SanDisk Corp.^*                                                                             13,400                      646,550
                                                                                                                   ------------
                                                                                                                   $  4,016,360
                                                                                                                   ------------
ENERGY - INDEPENDENT - 0.6%
Evergreen Solar, Inc.^*                                                                     14,070                 $    131,273
                                                                                                                   ------------
INTERNET - 6.4%
                                                                                                                   ------------
Amazon. com, Inc.^*                                                                          7,050                 $    319,365
Ariba, Inc.^*                                                                               37,290                      212,553
Google, Inc., "A"*                                                                           2,810                      889,253
Versata, Inc.*                                                                                   2                            1
                                                                                                                   ------------
                                                                                                                   $  1,421,172
                                                                                                                   ------------
MACHINERY & TOOLS - 1.4%
Cognex Corp.                                                                                10,420                 $    313,329
                                                                                                                   ------------
NETWORK & TELECOM - 18.3%
Cisco Systems, Inc.*                                                                        53,830                 $    965,172
Corning, Inc.*                                                                              22,500                      434,925
Extreme Networks, Inc.*                                                                     67,300                      299,485
Juniper Networks, Inc.*                                                                     23,720                      564,299
Nokia Corp., ADR                                                                            54,590                      923,117
QUALCOMM, Inc.                                                                              19,560                      875,310
                                                                                                                   ------------
                                                                                                                   $  4,062,308
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 6.5%
EMC Corp.*                                                                                  41,020                 $    530,799
Hon Hai Precision Industry Co. Ltd.                                                         59,788                      278,352
M-Systems Flash Disk Pioneers Ltd.*                                                         10,300                      308,176
Network Appliance, Inc.*                                                                    13,450                      319,303
                                                                                                                   ------------
                                                                                                                   $  1,436,630
                                                                                                                   ------------
SPECIALTY STORES - 5.2%
Best Buy Co., Inc.                                                                           7,600                 $    330,828
Circuit City Stores, Inc.                                                                   47,250                      810,810
                                                                                                                   ------------
                                                                                                                   $  1,141,638
                                                                                                                   ------------
Total Stocks                                                                                                       $ 22,007,479
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 8.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                         1,930,269                 $  1,930,269
                                                                                                                   ------------
ISSUER                                                                                  PAR AMOUNT                       $VALUE
                                                                                                                   ------------
SHORT-TERM OBLIGATION - 1.1%
New Center Asset Trust, 3.88%, due 10/03/05 <                                         $    242,000                 $    241,948
                                                                                                                   ------------
Total Investments                                                                                                  $ 24,179,696
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (9.1)%                                                                              (2,026,423)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 22,153,273
                                                                                                                   ------------

 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
   ADR = American Depository Receipt
   GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TECHNOLOGY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $23,105,887
                                                                   -----------
Gross unrealized appreciation                                      $ 1,592,993
Gross unrealized depreciation                                         (519,184)
                                                                   -----------
      Net unrealized appreciation                                  $ 1,073,809
                                                                   ===========


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Strategic Value Series

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Strategic Value Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 99.5%

ALCOHOLIC BEVERAGES - 0.5%
Molson Coors Brewing Co.                                                                       860                 $     55,049
                                                                                                                   ------------
AUTOMOTIVE - 1.1%
SPX Corp.                                                                                    2,690                 $    123,606
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 11.4%
Bank of America Corp.                                                                        9,396                 $    395,572
J. P. Morgan Chase & Co.                                                                    12,130                      411,571
PNC Financial Services Group, Inc.                                                           7,390                      428,768
                                                                                                                   ------------
                                                                                                                   $  1,235,911
                                                                                                                   ------------
BIOTECHNOLOGY - 1.0%
MedImmune, Inc.*                                                                             3,270                 $    110,036
                                                                                                                   ------------
BROADCAST & CABLE TV - 7.9%
Interpublic Group of Cos., Inc.*                                                            15,640                 $    182,050
Viacom, Inc., "B"                                                                           11,110                      366,741
Walt Disney Co.                                                                             12,800                      308,864
                                                                                                                   ------------
                                                                                                                   $    857,655
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 5.2%
Mellon Financial Corp.                                                                      10,525                 $    336,484
Merrill Lynch & Co., Inc.                                                                    3,695                      226,688
                                                                                                                   ------------
                                                                                                                   $    563,172
                                                                                                                   ------------
COMPUTER SOFTWARE - 5.7%
Compuware Corp.*                                                                            16,940                 $    160,930
Oracle Corp.*                                                                                1,300                       16,107
Symantec Corp.*                                                                             19,530                      442,550
                                                                                                                   ------------
                                                                                                                   $    619,587
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 2.1%
Sun Microsystems, Inc.*                                                                     58,360                 $    228,771
                                                                                                                   ------------
CONSTRUCTION - 2.8%
Masco Corp.                                                                                 10,010                 $    307,107
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.9%
Estee Lauder Cos., Inc., "A"                                                                 2,200                 $     76,626
Gillette Co.                                                                                 2,220                      129,204
                                                                                                                   ------------
                                                                                                                   $    205,830
                                                                                                                   ------------
CONTAINERS - 3.4%
Owens-Illinois, Inc.*                                                                       17,620                 $    363,324
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 3.1%
Tyco International Ltd.                                                                     11,980                 $    333,643
                                                                                                                   ------------
ENERGY - INDEPENDENT - 2.6%
Devon Energy Corp.                                                                           4,130                 $    283,483
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 1.4%
Bowater, Inc.                                                                                5,392                 $    152,432
                                                                                                                   ------------
GAMING & LODGING - 0.5%
International Game Technology                                                                1,900                 $     51,300
                                                                                                                   ------------
GENERAL MERCHANDISE - 3.0%
Family Dollar Stores, Inc.                                                                   8,240                 $    163,729
Wal-Mart Stores, Inc.                                                                        3,630                      159,067
                                                                                                                   ------------
                                                                                                                   $    322,796
                                                                                                                   ------------
INSURANCE - 4.4%
Allstate Corp.                                                                               4,640                 $    256,546
Conseco, Inc.*                                                                              10,540                      222,499
                                                                                                                   ------------
                                                                                                                   $    479,045
                                                                                                                   ------------
LEISURE & TOYS - 1.1%
Mattel, Inc.                                                                                 7,190                 $    119,929
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
Tenet Healthcare Corp.*                                                                     20,500                 $    230,215
                                                                                                                   ------------
MEDICAL EQUIPMENT - 0.8%
Boston Scientific Corp.*                                                                     3,590                 $     83,898
                                                                                                                   ------------
NETWORK & TELECOM - 6.9%
Nokia Corp., ADR                                                                            16,440                 $    278,000
Nortel Networks Corp.*                                                                     144,410                      470,777
                                                                                                                   ------------
                                                                                                                   $    748,777
                                                                                                                   ------------
OIL SERVICES - 6.4%
BJ Services Co.                                                                              3,440                 $    123,806
Cooper Cameron Corp.*                                                                        1,530                      113,113
GlobalSantaFe Corp.                                                                          5,235                      238,821
Noble Corp.                                                                                  3,100                      212,226
                                                                                                                   ------------
                                                                                                                   $    687,966
                                                                                                                   ------------
PHARMACEUTICALS - 8.3%
Abbott Laboratories                                                                          2,390                 $    101,336
Merck & Co., Inc.                                                                           13,505                      367,471
Wyeth                                                                                        9,170                      424,296
                                                                                                                   ------------
                                                                                                                   $    893,103
                                                                                                                   ------------
PRINTING & PUBLISHING - 1.2%
Knight-Ridder, Inc.                                                                          2,120                 $    124,402
                                                                                                                   ------------
SPECIALTY STORES - 4.9%
Circuit City Stores, Inc.                                                                    6,650                 $    114,114
Gap, Inc.                                                                                   13,040                      227,287
OfficeMax, Inc.                                                                              5,830                      184,636
                                                                                                                   ------------
                                                                                                                   $    526,037
                                                                                                                   ------------
TELEPHONE SERVICES - 8.4%
Sprint Nextel Corp.                                                                         18,110                 $    430,653
Verizon Communications, Inc.                                                                14,745                      482,014
                                                                                                                   ------------
                                                                                                                   $    912,667
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.4%
Calpine Corp.*                                                                              57,815                 $    149,741
                                                                                                                   ------------
Total Stocks                                                                                                       $ 10,769,482
                                                                                                                   ------------
SHORT-TERM OBLIGATION - 0.7%
Alpine Securitization Corp., 3.88%, due 10/03/05<                                     $     78,000                 $     77,983
                                                                                                                   ------------
Total Investments                                                                                                  $ 10,847,465
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                 (17,545)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 10,829,920
                                                                                                                   ------------

* Non-income producing security.
  Abbreviations:
  ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC VALUE SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 10,314,184
                                                                  ============
Gross unrealized appreciation                                     $  1,037,337
Gross unrealized depreciation                                         (504,056)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $    533,281
                                                                  ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2005



                        Mid Cap Value Series

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Mid Cap Value Series

ISSUER                                                                                      SHARES                        VALUE
STOCKS - 97.0%

APPAREL MANUFACTURERS - 1.8%
Columbia Sportswear Co. *                                                                    4,360                 $    202,304
Polo Ralph Lauren Corp., "A"                                                                 4,740                      238,422
                                                                                                                   ------------
                                                                                                                   $    440,726
                                                                                                                   ------------
BANKS & CREDIT COMPANIES - 14.9%
Assured Guaranty Ltd.                                                                        8,820                 $    211,063
Compass Bancshares, Inc.                                                                     6,100                      279,563
Countrywide Financial Corp.                                                                  8,040                      265,159
First Horizon National Corp.                                                                 8,760                      318,427
Investors Financial Services Corp.                                                          13,170                      433,293
Mercantile Bankshares Corp.                                                                  4,360                      234,917
North Fork Bancorporation, Inc.                                                             15,730                      401,115
PNC Financial Services Group, Inc.                                                           8,860                      514,057
Sovereign Bancorp, Inc.                                                                     19,230                      423,829
TCF Financial Corp.                                                                          9,630                      257,603
Zions Bancorporation                                                                         4,360                      310,476
                                                                                                                   ------------
                                                                                                                   $  3,649,502
                                                                                                                   ------------
BIOTECHNOLOGY - 0.6%
Neurocrine Biosciences, Inc.*                                                                3,160                 $    155,440
                                                                                                                   ------------
BROADCAST & CABLE TV - 3.1%
ADVO, Inc.                                                                                   4,360                 $    136,424
Citadel Broadcasting Corp.                                                                  13,920                      191,122
Interpublic Group of Cos., Inc.*                                                            16,610                      193,340
Radio One, Inc., "D"*                                                                       17,350                      228,153
                                                                                                                   ------------
                                                                                                                   $    749,039
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 3.2%
Bear Stearns Cos., Inc.                                                                      2,300                 $    252,425
Mellon Financial Corp.                                                                      10,620                      339,521
Waddell & Reed Financial, Inc., "A"                                                         10,200                      197,472
                                                                                                                   ------------
                                                                                                                   $    789,418
                                                                                                                   ------------
CHEMICALS - 1.6%
Nalco Holding Co. *                                                                         22,980                 $    387,673
                                                                                                                   ------------
COMPUTER SOFTWARE - 4.1%
Check Point Software Technologies Ltd.*                                                      8,730                 $    212,314
Compuware Corp.*                                                                            22,820                      216,790
McAfee, Inc.*                                                                                8,730                      274,297
TIBCO Software, Inc.*                                                                       35,040                      292,934
                                                                                                                   ------------
                                                                                                                   $    996,335
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
Sun Microsystems, Inc.*                                                                     86,820                 $    340,334
                                                                                                                   ------------
CONSTRUCTION - 2.9%
D. R. Horton, Inc.                                                                           8,800                 $    318,736
Headwaters, Inc.*                                                                            5,390                      201,586
Pulte Homes, Inc.                                                                            4,340                      186,273
                                                                                                                   ------------
                                                                                                                   $    706,595
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 1.9%
Clorox Co.                                                                                   5,300                 $    294,362
Estee Lauder Cos., Inc., "A"                                                                 4,900                      170,667
                                                                                                                   ------------
                                                                                                                   $    465,029
                                                                                                                   ------------
CONTAINERS - 3.6%
Owens-Illinois, Inc.*                                                                       26,760                 $    551,791
Smurfit-Stone Container Corp.*                                                              31,270                      323,957
                                                                                                                   ------------
                                                                                                                   $    875,748
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 3.1%
Hubbell, Inc., "B"                                                                           3,540                 $    166,132
MSC Industrial Direct Co., Inc., "A"                                                         8,720                      289,242
W. W. Grainger, Inc.                                                                         4,640                      291,949
                                                                                                                   ------------
                                                                                                                   $    747,323
                                                                                                                   ------------
ELECTRONICS - 1.8%
Diebold, Inc.                                                                                4,180                 $    144,043
Novellus Systems, Inc.*                                                                     12,300                      308,484
                                                                                                                   ------------
                                                                                                                   $    452,527
                                                                                                                   ------------
ENERGY - INDEPENDENT - 5.1%
Devon Energy Corp.                                                                           7,800                 $    535,392
Newfield Exploration Co. *                                                                   6,300                      309,330
Noble Energy, Inc.                                                                           8,720                      408,968
                                                                                                                   ------------
                                                                                                                   $  1,253,690
                                                                                                                   ------------
ENERGY - INTEGRATED - 1.2%
Amerada Hess Corp.                                                                           2,100                 $    288,750
                                                                                                                   ------------
FOOD & DRUG STORES - 0.9%
Kroger Co. *                                                                                10,380                 $    213,724
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 2.0%
Bowater, Inc.                                                                               17,690                 $    500,096
                                                                                                                   ------------
FURNITURE & APPLIANCES - 2.6%
Tempur-Pedic International, Inc.*                                                           24,610                 $    291,382
Tupperware Corp.                                                                            15,000                      341,700
                                                                                                                   ------------
                                                                                                                   $    633,082
                                                                                                                   ------------
GENERAL MERCHANDISE - 0.9%
Family Dollar Stores, Inc.                                                                  10,560                 $    209,827
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
CIGNA Corp.                                                                                  2,620                 $    308,793
                                                                                                                   ------------
INSURANCE - 6.5%
Conseco, Inc.*                                                                              13,920                 $    293,851
Endurance Specialty Holdings Ltd.                                                           12,390                      422,623
Genworth Financial, Inc., "A"                                                               11,300                      364,312
Lincoln National Corp.                                                                       2,400                      124,848
MGIC Investment Corp.                                                                        6,100                      391,620
                                                                                                                   ------------
                                                                                                                   $  1,597,254
                                                                                                                   ------------
LEISURE & TOYS - 1.0%
Hasbro, Inc.                                                                                12,170                 $    239,141
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.6%
Healthsouth Corp.*                                                                          70,070                 $    290,090
Tenet Healthcare Corp.*                                                                     31,640                      355,317
                                                                                                                   ------------
                                                                                                                   $    645,407
                                                                                                                   ------------
METALS & MINING - 0.8%
Aber Diamond Corp.                                                                           5,200                 $    190,320
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 3.0%
AGL Resources, Inc.                                                                          4,830                 $    179,241
Rosetta Resources, Inc.##*                                                                  11,600                      220,400
Sempra Energy                                                                                6,970                      328,008
                                                                                                                   ------------
                                                                                                                   $    727,649
                                                                                                                   ------------
NETWORK & TELECOM - 1.0%
ADC Telecommunications, Inc.*                                                               10,520                 $    240,487
                                                                                                                   ------------
OIL SERVICES - 3.8%
BJ Services Co.                                                                             12,080                 $    434,759
GlobalSantaFe Corp.                                                                          5,260                      239,961
Pride International, Inc.*                                                                   8,750                      249,463
                                                                                                                   ------------
                                                                                                                   $    924,183
                                                                                                                   ------------
PHARMACEUTICALS - 1.0%
Endo Pharmaceuticals Holdings, Inc.*                                                         8,900                 $    237,363
                                                                                                                   ------------
PRINTING & PUBLISHING - 2.0%
Lee Enterprises, Inc.                                                                        5,650                 $    240,012
Washington Post Co., "B"                                                                       320                      256,800
                                                                                                                   ------------
                                                                                                                   $    496,812
                                                                                                                   ------------
RAILROAD & SHIPPING - 2.6%
Aries Maritime Transport Ltd.*                                                               7,810                 $    117,150
Norfolk Southern Corp.                                                                       5,500                      223,080
Overseas Shipholding Group, Inc.                                                             5,300                      309,149
                                                                                                                   ------------
                                                                                                                   $    649,379
                                                                                                                   ------------
REAL ESTATE - 0.6%
Crescent Real Estate Equities Co.                                                            7,430                 $    152,389
                                                                                                                   ------------
RESTAURANTS - 0.9%
Outback Steakhouse, Inc.                                                                     6,130                 $    224,358
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.0%
Lyondell Chemical Co.                                                                        8,720                 $    249,566
                                                                                                                   ------------
SPECIALTY STORES - 4.8%
OfficeMax, Inc.                                                                              8,570                 $    271,412
PETsMART, Inc.                                                                              14,100                      307,098
Regis Corp.                                                                                  5,200                      196,664
Sports Authority, Inc.*                                                                      6,220                      183,117
TJX Cos., Inc.                                                                              10,600                      217,088
                                                                                                                   ------------
                                                                                                                   $  1,175,379
                                                                                                                   ------------
TELEPHONE SERVICES - 1.6%
CenturyTel, Inc.                                                                             7,070                 $    247,309
IDT Corp., "B"*                                                                             12,720                      155,057
                                                                                                                   ------------
                                                                                                                   $    402,366
                                                                                                                   ------------
TRUCKING - 1.5%
CNF, Inc.                                                                                    6,960                 $    365,400
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 4.3%
AES Corp.*                                                                                  18,900                 $    310,527
Calpine Corp.*                                                                              24,260                       62,833
FPL Group, Inc.                                                                              4,080                      194,208
Northeast Utilities                                                                         10,770                      214,862
Pinnacle West Capital Corp.                                                                  6,200                      273,296
                                                                                                                   ------------
                                                                                                                   $  1,055,726
                                                                                                                   ------------
Total Stocks                                                                                                       $ 23,736,830
                                                                                                                   ------------
CONVERTIBLE PREFERRED STOCK - 0.9%

NATURAL GAS - PIPELINE - 0.9%
El Paso Corp., 4.99% ##                                                                        180                 $    222,188
                                                                                                                   ------------

ISSUER                                                                                  PAR AMOUNT                        VALUE

SHORT-TERM OBLIGATION - 2.7%
Citigroup Funding, Inc., 3.88%,
due 10/03/05 <                                                                        $    648,000                 $    647,860
                                                                                                                   ------------
Total Investments                                                                                                  $ 24,606,878
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (0.6)%                                                                                (143,031)
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $ 24,463,847
                                                                                                                   ------------

  < The rate shown represents an annualized yield at time of purchase.
  * Non-income producing security.
 ## SEC Rule 144A restriction.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP VALUE SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                  $23,239,007
                                                                ===========
Gross unrealized appreciation                                   $ 2,451,832
Gross unrealized depreciation                                    (1,083,961)
                                                                -----------
      Net unrealized appreciation (depreciation)                $ 1,367,871
                                                                ===========


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS/SUN LIFE SERIES TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.